UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

April 30, 2013

Columbia California Tax-Exempt Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia California Tax-Exempt Fund

President's Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia California Tax-Exempt Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	17
Statement of Operations	19
Statement of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	27
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia California Tax-Exempt Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia California Tax-Exempt Fund (the Fund) Class A shares returned 2.59% excluding sales charges for the six-month period that ended April 30, 2013.

>  The Fund outperformed its benchmarks, the broader Barclays Municipal Bond Index and the Barclays California Municipal Bond Index, which returned 1.78% and 2.20%, respectively, for the same six-month period.

>  The Fund also outperformed the average return of the funds in its peer group, the Lipper California Municipal Debt Funds Classification, which returned 2.47% for the same six months.

Average Annual Total Returns (%) (for period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	06/16/86
Excluding sales charges		2.59	7.44	6.67	5.12
Including sales charges		-2.30	2.31	5.62	4.61
Class B	08/04/92
Excluding sales charges		2.21	6.63	5.87	4.34
Including sales charges		-2.79	1.63	5.55	4.34
Class C	08/01/97
Excluding sales charges		2.49	7.09	6.21	4.66
Including sales charges		1.49	6.09	6.21	4.66
Class R4*	03/19/13	2.61	7.46	6.67	5.13
Class Z*	09/19/05	2.72	7.84	6.94	5.33
Barclays Municipal Bond Index		1.78	5.19	6.09	5.05
Barclays California Municipal Bond Index		2.20	6.10	6.33	5.26
Lipper California Municipal Debt Funds Classification		2.47	7.16	6.00	4.59

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

The Barclays California Municipal Bond Index is a subset of the Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of California.

The Lipper California Municipal Debt Funds Classification is a calculation of average total returns of mutual funds that limit assets to those securities exempt from taxation in the state of California.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia California Tax-Exempt Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at April 30, 2013)
AAA rating	2.0
AA rating	15.4
A rating	53.1
BBB rating	17.8
Non-investment grade	3.0
Non rated	8.7
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Catherine Stienstra

Semiannual Report 2013
3

Columbia California Tax-Exempt Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2012 – April 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,025.90		1,020.88	3.97		3.96	0.79
Class B	1,000.00	1,000.00	1,022.10		1,017.16	7.72		7.70	1.54
Class C	1,000.00	1,000.00	1,024.90		1,018.65	6.23		6.21	1.24
Class R4	1,000.00	1,000.00	1,013.30	*	1,022.17	0.60	*	2.66	0.53 *
Class Z	1,000.00	1,000.00	1,027.20		1,022.12	2.71		2.71	0.54

*For the period March 19, 2013 through April 30, 2013. Class R4 shares commenced operations on March 19, 2013.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia California Tax-Exempt Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 96.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.9%
City of Los Angeles Department of Airports Revenue Bonds Series 2009A 05/15/34	5.000%	1,000,000	1,152,090
County of Orange Airport Revenue Bonds Series 2009A 07/01/39	5.250%	2,500,000	2,819,050
County of Sacramento Airport System Revenue Bonds Senior Series 2009B 07/01/39	5.750%	3,000,000	3,511,260
County of Sacramento Airport System(a) Revenue Bonds Senior Series 2008B (AGM) AMT 07/01/39	5.250%	1,000,000	1,126,230
San Francisco City & County Airports Commission(a) Refunding Revenue Bonds 2nd Series 2008-34E (AGM) AMT 05/01/25	5.750%	1,500,000	1,750,770
2nd Series 2011F AMT 05/01/29	5.000%	5,210,000	5,840,149
Total			16,199,549
Disposal 0.4%
California Pollution Control Financing Authority Refunding Revenue Bonds Waste Management Series 2002A AMT(a) 01/01/22	5.000%	2,000,000	2,197,500
Higher Education 5.7%
California Educational Facilities Authority Revenue Bonds California College of the Arts Series 2005 06/01/26	5.000%	1,000,000	1,021,800
06/01/35	5.000%	1,500,000	1,524,270
California Lutheran University Series 2008 10/01/21	5.250%	665,000	751,197
10/01/38	5.750%	3,000,000	3,310,260
Chapman University Series 2011 04/01/31	5.000%	4,375,000	4,938,281
Loyola Marymount University Series 2010A 10/01/40	5.125%	1,250,000	1,374,138
Scripps College Series 2001 08/01/31	5.000%	1,500,000	1,504,965

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Woodbury University Series 2006 01/01/25	5.000%	1,830,000	1,858,585
California Municipal Finance Authority Revenue Bonds Biola University Series 2008 10/01/28	5.800%	2,000,000	2,282,780
Series 2013 10/01/38	5.000%	1,000,000	1,097,910
10/01/42	5.000%	1,000,000	1,091,630
Emerson College Series 2011 01/01/42	6.000%	1,250,000	1,518,362
California State University Revenue Bonds Systemwide Series 2009A 11/01/40	6.000%	2,000,000	2,386,720
California Statewide Communities Development Authority(b) Revenue Bonds San Francisco Art Institute Series 2002 04/01/32	7.375%	1,750,000	1,769,005
California Statewide Communities Development Authority(c) Revenue Bonds Lancer Plaza Project Series 2013 11/01/33	5.625%	1,400,000	1,402,744
11/01/43	5.875%	1,875,000	1,875,731
University of California Revenue Bonds Series 2008D 05/15/27	5.000%	1,500,000	1,677,585
Total			31,385,963
Hospital 13.4%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2012A 08/01/27	5.000%	900,000	1,032,273
California Health Facilities Financing Authority Refunding Revenue Bonds Cedars Sinai Medical Center Series 2005 11/15/34	5.000%	4,025,000	4,346,195
Revenue Bonds Adventist Health System West Series 2009A 09/01/39	5.750%	7,000,000	8,160,040
Catholic Healthcare Series 2011A 03/01/41	5.250%	3,000,000	3,356,940

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Catholic Healthcare West Series 2009A 07/01/39	6.000%	1,000,000	1,200,810
Series 2009E 07/01/25	5.625%	1,125,000	1,319,186
Children's Hospital Series 2011A
11/01/41	5.250%	5,000,000	5,557,100
City of Hope Obligation Group Series 2012-A 11/15/35	5.000%	2,000,000	2,295,740
Kaiser Permanente Series 2006A
04/01/39	5.250%	3,350,000	3,661,952
Providence Health & Services Series 2008C 10/01/28	6.250%	500,000	602,700
St. Joseph Health System Series 2009A 07/01/29	5.500%	1,500,000	1,783,755
Sutter Health Series 2008A
08/15/30	5.000%	2,500,000	2,842,150
Series 2011B 08/15/31	5.875%	1,815,000	2,216,042
Unrefunded Revenue Bonds Providence Health Series 2008 10/01/38	6.500%	1,470,000	1,779,112
California Municipal Finance Authority Certificate of Participation Community Hospital of Central California Series 2007 02/01/37	5.250%	2,500,000	2,629,100
Revenue Bonds Community Hospitals of Central California Series 2009
02/01/39	5.500%	4,000,000	4,316,000
California Statewide Communities Development Authority Revenue Bonds Catholic Healthcare West Series 2008B 07/01/30	5.500%	1,950,000	2,213,309
John Muir Health Series 2006A 08/15/32	5.000%	3,000,000	3,300,240
Series 2009 07/01/39	5.125%	500,000	546,740
Kaiser Permanente Series 2006B 03/01/45	5.250%	1,000,000	1,089,490
Series 2012A
04/01/42	5.000%	2,500,000	2,775,000
Sutter Health
Series 2011A
08/15/42	6.000%	2,000,000	2,474,100

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Kaiser
Series 2001C
08/01/31	5.250%	1,100,000	1,221,220
City of Marysville Revenue Bonds Fremont-Rideout Health Series 2011 01/01/42	5.250%	4,000,000	4,399,280
City of Newport Beach Revenue Bonds Hoag Memorial Presbyterian Hospital Series 2011 12/01/40	6.000%	1,000,000	1,235,810
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A 09/01/30	5.000%	3,000,000	3,346,320
Sierra View Local Health Care District Revenue Bonds Series 2007 07/01/37	5.250%	3,500,000	3,629,535
Total			73,330,139
Investor Owned 0.9%
City of Chula Vista Revenue Bonds San Diego Gas & Electric Co. Series 2004D 01/01/34	5.875%	1,000,000	1,203,190
City of Chula Vista(a) Revenue Bonds San Diego Gas & Electric Co. Series 2005D AMT 12/01/27	5.000%	3,500,000	3,822,980
Total			5,026,170
Joint Power Authority 0.4%
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2009A 02/01/39	6.250%	2,000,000	2,161,980
Local Appropriation 3.0%
Anaheim Public Financing Authority Subordinated Revenue Bonds Public Improvements Project Series 1997C (AGM) 09/01/14	6.000%	2,000,000	2,146,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC) 11/01/23	5.000%	2,235,000	2,373,883
County of San Joaquin Certificate of Participation Capital Facilities Project Series 1993 (NPFGC) 11/15/13	5.500%	620,000	633,987
Los Angeles Municipal Improvement Corp. Revenue Bonds Capital Equipment Series 2008A 09/01/24	5.000%	1,000,000	1,120,930
Series 2008B 09/01/38	5.000%	3,000,000	3,236,850
Pico Rivera Public Financing Authority Revenue Bonds Series 2009 09/01/31	5.500%	1,500,000	1,706,505
San Mateo County Board of Education Refunding Certificate of Participation Series 2009 06/01/35	5.250%	2,000,000	2,246,220
Victor Elementary School District Certificate of Participation School Construction Refinancing Series 1996 (NPFGC) 05/01/18	6.450%	2,670,000	2,860,718
Total			16,325,093
Local General Obligation 5.9%
Central Valley Schools Financing Authority Refunding Revenue Bonds School District General Obligation Bond Program Series 1998A (NPFGC) 02/01/18	6.450%	780,000	850,785
Culver City School Facilities Financing Authority Revenue Bonds Culver City United School District Series 2005 (AGM) 08/01/26	5.500%	1,750,000	2,322,950
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC) 08/01/26	5.250%	2,010,000	2,479,737
Grossmont Healthcare District Unlimited General Obligation Bonds 2006 Election Series 2011B 07/15/34	6.000%	2,000,000	2,451,520

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009 08/01/33	5.000%	3,340,000	3,781,180
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D 01/01/34	5.000%	750,000	860,505
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC)(d) 08/01/32	0.000%	5,440,000	1,925,869
Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A 08/01/33	5.500%	3,125,000	3,615,625
New Haven Unified School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM) 08/01/17	12.000%	1,565,000	2,269,704
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Election of 2006 Series 2012A 08/01/22	5.000%	750,000	848,362
08/01/32	5.500%	2,500,000	2,736,850
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC)(d) 07/01/20	0.000%	3,460,000	2,781,252
San Bernardino Community College District Prerefunded 08/01/18 Unlimited General Obligation Bonds Election of 2002 Series 2008A 08/01/33	6.250%	1,000,000	1,276,480
San Marino Unified School District Unlimited General Obligation Bonds Series 1998B 06/01/23	5.000%	1,000,000	1,268,250
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC) 08/01/22	5.250%	925,000	1,056,674
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2012 08/01/32	5.000%	1,650,000	1,859,385
Total			32,385,128

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 1.9%
California Housing Finance Agency Revenue Bonds Multifamily Housing III Series 1999A AMT(a) 02/01/36	5.375%	2,280,000	2,282,075
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2006 05/15/38	5.000%	2,500,000	2,565,125
Series 2012 05/15/31	5.125%	2,000,000	2,212,760
Revenue Bonds CHF-Irvine LLC-UCI East Campus Series 2008 05/15/17	5.000%	1,600,000	1,813,424
University of California Irvine East Campus Apartments Series 2008 05/15/32	5.750%	1,500,000	1,633,740
Total			10,507,124
Municipal Power 3.5%
Anaheim Public Financing Authority Revenue Bonds Anaheim Electric Systems Distribution Series 2009 10/01/25	5.000%	1,000,000	1,145,630
City of Redding Certificate of Participation Series 2008A (AGM) 06/01/27	5.000%	865,000	987,553
City of Riverside Electric Revenue Bonds Series 2008D (AGM) 10/01/28	5.000%	1,325,000	1,485,471
City of Vernon Electric System Revenue Bonds Series 2009A 08/01/21	5.125%	2,730,000	3,118,698
Series 2012A 08/01/30	5.000%	1,000,000	1,110,120
Imperial Irrigation District Refunding Revenue Bonds System Series 2011A 11/01/31	6.250%	1,000,000	1,216,520
Los Angeles Department of Water & Power Revenue Bonds Power System Subordinated Series 2008A-1 07/01/38	5.250%	1,750,000	2,002,070

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Modesto Irrigation District Certificate of Participation Series 2004B 07/01/35	5.500%	2,000,000	2,243,800
Sacramento Municipal Utility District Revenue Bonds Series 1997K (AMBAC) 07/01/24	5.250%	2,220,000	2,762,923
Southern California Public Power Authority Revenue Bonds Milford Wind Corridor Project Series 2010-1 07/01/30	5.000%	500,000	580,650
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC) 01/01/29	5.000%	2,500,000	2,567,025
Total			19,220,460
Other Bond Issue 1.2%
California Infrastructure & Economic Development Bank Revenue Bonds Series 2008 02/01/33	5.250%	3,000,000	3,219,720
02/01/38	5.250%	3,050,000	3,259,627
Total			6,479,347
Ports 1.0%
Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A 03/01/40	5.125%	5,000,000	5,515,500
Prep School 0.3%
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010 07/01/30	6.000%	1,430,000	1,515,643
Prepaid Gas 0.3%
M-S-R Energy Authority Revenue Bonds Series 2009B 11/01/34	7.000%	1,000,000	1,411,910
Refunded/Escrowed 3.8%
California Health Facilities Financing Authority Prerefunded 02/01/20 Revenue Bonds Insured Episcopal Home Series 2010B 02/01/32	6.000%	2,000,000	2,592,120

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 10/01/18 Revenue Bonds Providence Health Series 2008 10/01/38	6.500%	30,000	38,779
City of Pomona Refunding Revenue Bonds Series 1990B Escrowed to Maturity (GNMA/FHLMC) 08/01/23	7.500%	875,000	1,157,284
City of Redding Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC)(e) 07/01/22	11.972%	435,000	631,872
County of Riverside Revenue Bonds Series 1989A Escrowed to Maturity (GNMA) AMT(a) 05/01/21	7.800%	2,500,000	3,632,450
Los Angeles Harbor Department Revenue Bonds Series 1988 Escrowed to Maturity 10/01/18	7.600%	530,000	631,166
Manteca Financing Authority Prerefunded 02/01/13 Revenue Bonds Series 2003B (NPFGC) 12/01/33	5.000%	345,000	354,474
San Diego County Regional Airport Authority Refunding Revenue Bonds Series 2005 Escrowed to Maturity (AMBAC) AMT(a) 07/01/20	5.250%	750,000	916,530
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity(d) 01/01/20	0.000%	12,000,000	10,926,600
Total			20,881,275
Resource Recovery 0.7%
California Municipal Finance Authority(a)(b) Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT 12/01/15	3.950%	960,000	960,710
12/01/32	7.500%	2,885,000	3,065,688
Total			4,026,398
Retirement Communities 2.6%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011 07/01/31	6.000%	2,200,000	2,587,750
Series 2012 07/01/47	5.000%	4,000,000	4,269,480

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Odd Fellows Home of California Series 2012A 04/01/42	5.000%	1,000,000	1,099,240
California Statewide Communities Development Authority Refunding Revenue Bonds Episcopal Communities and Services Series 2012 05/15/42	5.000%	3,000,000	3,268,470
Revenue Bonds American Baptist Homes West Series 2010 10/01/39	6.250%	1,500,000	1,702,980
Eskaton Properties, Inc. Series 2012 11/15/34	5.250%	1,250,000	1,339,088
Total			14,267,008
Single Family 0.6%
California Housing Finance Agency(a) Revenue Bonds Home Mortgage Series 2006H (FGIC) AMT 08/01/30	5.750%	630,000	658,753
Series 2006K AMT 08/01/26	4.625%	2,500,000	2,496,150
02/01/42	5.500%	310,000	320,974
Total			3,475,877
Special Non Property Tax 1.0%
Riverside County Transportation Commission Revenue Bonds Limited Tax Series 2010A 06/01/32	5.000%	5,000,000	5,623,800
Special Property Tax 17.5%
Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007 09/01/37	5.000%	1,000,000	1,005,350
Bakersfield Redevelopment Agency Tax Allocation Bonds Old Town Kern Pioneer Series 2009A 08/01/29	7.500%	1,845,000	2,007,803
Southeast Bakersfield Series 2009B 08/01/29	7.250%	860,000	948,288

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Carson Redevelopment Agency Tax Allocation Bonds Housing Series 2010A 10/01/30	5.000%	5,000,000	5,295,050
Cerritos Public Financing Authority Tax Allocation Bonds Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC) 11/01/23	6.500%	2,000,000	2,413,900
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/30	5.000%	2,500,000	2,637,200
09/01/38	5.000%	625,000	644,244
City of Carson Special Assessment Bonds District No. 92-1 Series 1992 09/02/22	7.375%	105,000	105,796
City of Palo Alto Refunding & Improvement Special Assessment Bonds Limited Obligation-University Ave. Series 2012 09/02/29	5.000%	800,000	898,928
City of Yucaipa Refunding Special Tax Bonds Community Facilities District No. 98-1 Series 2011 09/01/30	5.375%	1,500,000	1,648,245
Corona-Norco Unified School District Public Financing Authority Refunding Special Tax Bonds Senior Lien Series 2013-A 09/01/32	5.000%	500,000	554,480
Eastern Municipal Water District Special Tax Bonds District No. 2004-27 Cottonwood Series 2006 09/01/27	5.000%	190,000	194,275
09/01/36	5.000%	480,000	486,734
Elk Grove Unified School District Refunding Special Tax Bonds Community Facilities District No. 1 Series 1995 (AMBAC) 12/01/24	6.500%	3,000,000	3,756,540
Elk Grove Unified School District(d) Refunding Special Tax Bonds Capital Appreciation-Community Facilities No. 1 Series 1995 (AMBAC) 12/01/18	0.000%	2,720,000	2,098,670

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Folsom Redevelopment Agency Tax Allocation Bonds Central Folsom Redevelopment Project Series 2009 08/01/29	5.125%	1,000,000	1,069,620
08/01/36	5.500%	1,000,000	1,080,470
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC) 05/01/23	5.250%	2,100,000	2,353,281
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006 09/01/35	5.125%	1,000,000	1,009,230
Lancaster Financing Authority Subordinated Tax Allocation Bonds No. 5 & 6 Redevelopment Projects Series 2003 (NPFGC) 02/01/17	5.125%	1,270,000	1,347,432
Long Beach Bond Finance Authority Tax Allocation Bonds Series 2006C (AMBAC) 08/01/31	5.500%	3,250,000	3,499,567
Los Angeles Community Redevelopment Agency Tax Allocation Bonds Hollywood Redevelopment Project Series 1998C (NPFGC) 07/01/18	5.375%	1,665,000	1,860,588
Los Angeles County Public Works Financing Authority Refunding Revenue Bonds Senior Lien Series 1996A (AGM) 10/01/18	5.500%	1,780,000	1,992,283
Mountain View Shoreline Regional Park Community Tax Allocation Bonds Series 2011A 08/01/35	5.625%	1,300,000	1,451,034
08/01/40	5.750%	2,000,000	2,242,320
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004 06/01/33	5.375%	1,500,000	1,511,265
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC) 02/01/14	5.500%	1,565,000	1,598,350

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oceanside Community Facilities District Special Tax Bonds Ocean Ranch Corp. Series 2004 09/01/34	5.875%	1,000,000	1,010,580
Orange County Community Facilities District Special Tax Bonds Ladera Ranch Series 2004A 08/15/34	5.625%	850,000	853,256
Orange Unified School District Community Facilities District No. 2005-2 Special Tax Bonds Del Rio School Facilities Series 2007 09/01/37	5.000%	1,000,000	1,005,350
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A 07/01/27	6.000%	4,780,000	5,491,981
Pittsburg Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Series 1999 (AMBAC)(d) 08/01/24	0.000%	2,100,000	1,285,767
Poway Unified School District Special Tax Bonds Community Facilities District No. 6-4S Ranch Series 2012 09/01/31	5.000%	1,370,000	1,554,594
09/01/33	5.000%	1,000,000	1,124,470
Rancho Cucamonga Redevelopment Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC) 09/01/34	5.000%	3,200,000	3,287,552
Riverside Public Financing Authority Unrefunded Revenue Bonds Multiple Loans Series 1991A 02/01/18	8.000%	15,000	15,145
San Diego Redevelopment Agency Tax Allocation Bonds Capital Appreciation Series 2001 (AGM)(d) 09/01/20	0.000%	3,630,000	2,960,846
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay North Redevelopment Series 2009C 08/01/29	6.000%	1,035,000	1,205,640
08/01/39	6.500%	2,625,000	3,099,180

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mission Bay South Redevelopment Series 2009D 08/01/29	6.375%	1,000,000	1,127,220
San Francisco Redevelopment Projects Series 2009B 08/01/28	6.125%	1,010,000	1,171,034
08/01/32	6.500%	500,000	582,025
Series 2011B 08/01/26	6.125%	500,000	597,030
08/01/31	6.250%	2,600,000	3,037,424
08/01/41	6.625%	1,600,000	1,883,312
Santa Monica Redevelopment Agency Tax Allocation Bonds Earthquake Recovery Redevelopment Series 2011 07/01/36	5.875%	1,250,000	1,508,612
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A 08/01/31	7.000%	1,000,000	1,253,550
Sulphur Springs Union School District Refunding Special Tax Bonds Community Facilities District No. 2002-1-SE Series 2012 09/01/30	5.000%	1,270,000	1,377,340
09/01/31	5.000%	1,365,000	1,468,208
09/01/33	5.000%	1,000,000	1,065,980
Temecula Redevelopment Agency Tax Allocation Bonds Housing Redevelopment Project No. 1 Series 2011A 08/01/31	6.750%	1,000,000	1,249,860
08/01/39	7.000%	2,100,000	2,641,632
Union City Community Redevelopment Agency Tax Allocation Bonds Subordinated Lien-Community Redevelopment Project Series 2011 12/01/33	6.875%	1,500,000	1,891,650
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996 09/01/17	6.000%	2,905,000	3,175,572
Yorba Linda Redevelopment Agency Tax Allocation Bonds Subordinated Lien-Redevelopment Project Series 2011A 09/01/26	6.000%	1,000,000	1,182,520
09/01/32	6.500%	2,000,000	2,448,280
Total			96,266,553

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 6.9%
California State Public Works Board Refunding Revenue Bonds Department of Corrections State Prisons Series 1993A (AMBAC) 12/01/19	5.000%	6,000,000	6,813,060
Revenue Bonds Department of Mental Health Coalinga Series 2004A-A 06/01/19	5.500%	1,500,000	1,583,775
Judicial Council Projects Series 2011D 12/01/31	5.000%	5,100,000	5,695,017
Series 2013A 03/01/32	5.000%	1,500,000	1,689,795
State University Projects Series 2011B 10/01/31	5.000%	1,200,000	1,339,056
Various Capital Projects Series 2011A 10/01/31	5.125%	5,000,000	5,618,950
Series 2012A 04/01/32	5.000%	5,000,000	5,582,400
Subordinated Series 2009I-1 11/01/29	6.125%	5,000,000	6,152,400
Subordinated Series 2010A-1 03/01/35	6.000%	2,750,000	3,372,600
Total			37,847,053
State General Obligation 17.3%
State of California Prerefunded 11/01/13 Unlimited General Obligation Bonds Various Purpose Series 2003 11/01/24	5.125%	2,000,000	2,049,240
Unlimited General Obligation Bonds Series 2003 02/01/20	5.250%	1,250,000	1,544,487
Series 2003 (AMBAC) 02/01/27	5.000%	1,140,000	1,428,922
Series 2004 02/01/22	5.000%	1,000,000	1,034,400
Series 2006 10/01/36	4.500%	2,500,000	2,624,275
Series 2008 08/01/34	5.000%	3,000,000	3,326,370
Series 2010 11/01/29	5.200%	1,000,000	1,193,480
Various Purpose Series 2005 03/01/32	5.000%	1,000,000	1,090,150
Series 2007 12/01/28	5.000%	1,000,000	1,135,070
12/01/31	5.000%	3,500,000	3,939,600
12/01/32	5.000%	5,000,000	5,623,350

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009 04/01/25	5.625%	500,000	609,520
10/01/29	5.000%	4,500,000	5,192,145
04/01/31	5.750%	2,750,000	3,258,805
04/01/35	6.000%	4,000,000	4,824,440
04/01/38	6.000%	10,500,000	12,599,685
11/01/39	5.500%	4,965,000	5,847,330
Series 2010 03/01/24	5.250%	1,000,000	1,210,460
03/01/30	5.250%	1,000,000	1,174,530
03/01/33	6.000%	4,000,000	4,922,600
03/01/40	5.500%	4,800,000	5,623,872
Unlimited General Obligation Refunding Bonds Series 2005 05/01/29	4.625%	2,000,000	2,065,860
Series 2012 02/01/38	5.000%	5,000,000	5,601,000
Various Purpose Series 2008 04/01/33	5.125%	3,500,000	3,886,750
04/01/38	5.000%	12,110,000	13,232,960
Unrefunded Unlimited General Obligation Bonds Series 2000 05/01/26	5.625%	95,000	95,384
Series 2004 04/01/29	5.300%	2,000	2,082
Total			95,136,767
Transportation 0.2%
Alameda Corridor Transportation Authority Refunding Revenue Bonds Senior Lien Series 2013-A 10/01/26	5.000%	1,000,000	1,207,150
Turnpike/Bridge/Toll Road 2.2%
Bay Area Toll Authority Revenue Bonds San Francisco Bay Area Series 2008F1 04/01/47	5.125%	2,500,000	2,838,550
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Series 1999 01/15/40	5.750%	5,500,000	5,502,365
Revenue Bonds Senior Lien Series 1995A (NPFGC) 01/01/35	5.000%	2,000,000	2,000,020
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 01/01/33	5.000%	1,700,000	1,699,881
Total			12,040,816

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 2.5%
City of Big Bear Lake Water Refunding Revenue Bonds Series 1996 (NPFGC) 04/01/15	6.000%	715,000	751,186
City of Lodi Certificate of Participation Series 2007A (AGM) 10/01/37	5.000%	1,250,000	1,344,675
Eastern Municipal Water District Certificate of Participation Series 2008H 07/01/33	5.000%	1,000,000	1,136,620
Rowland Water District Certificate of Participation Recycled Water Project Series 2008 12/01/39	6.250%	2,235,000	2,666,579
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A 05/15/34	5.250%	1,500,000	1,758,405
05/15/39	5.250%	3,000,000	3,482,490
San Diego Public Facilities Financing Authority Revenue Bonds Series 2009B 08/01/34	5.375%	2,000,000	2,346,760
Total			13,486,715
Total Municipal Bonds (Cost: $466,621,156)			527,920,918
Floating Rate Notes 3.0%
Issue Description	Effectve Yield	Amount Payable at Maturity ($)	Value ($)
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Hebrew Home Aged Disabled VRDN Series 2005 (Wells Fargo Bank)(e)(f) 11/15/35	0.090%	1,475,000	1,475,000
Antelope Valley-East Kern Water Agency Certificate of Participation VRDN Series 2008A-2 (Wells Fargo Bank)(e)(f) 06/01/37	0.150%	3,000,000	3,000,000
California Health Facilities Financing Authority Revenue Bonds Adventist Health System West VRDN Series 2009-B (U.S. Bank)(e)(f) 09/01/38	0.140%	1,500,000	1,500,000

Floating Rate Notes (continued)

Issue Description	Effectve Yield	Amount Payable at Maturity ($)	Value ($)
California Pollution Control Financing Authority(a)(c)(e) Refunding Revenue Bonds Republic Services, Inc. VRDN Series 2010A AMT 08/01/23	0.570%	5,000,000	5,000,000
California Pollution Control Financing Authority(e)(f) Refunding Revenue Bonds Pacific Gas & Electric Co. VRDN Series 1996C (JP Morgan Chase Bank) 11/01/26	0.160%	2,500,000	2,500,000
State of California Unlimited General Obligation Bonds VRDN Subordinated Series 2005B-7 (JPMorgan Chase Bank)(e)(f) 05/01/40	0.170%	3,000,000	3,000,000
Total			16,475,000
Total Floating Rate Notes (Cost: $16,475,000)			16,475,000
Municipal Short Term 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.4%
Moreno Valley Unified School District Unlimited General Obligation Notes Series 2013(c) 10/01/13	2.000%	2,500,000	2,517,375
Total Municipal Short Term (Cost: $2,517,350)			2,517,375
Money Market Funds 1.4%
		Shares	Value ($)
Dreyfus General California Municipal Money Market Fund, 0.000%(g)		5,211,911	5,211,911
JPMorgan Tax-Free Money Market Fund, 0.000%(g)		2,338,374	2,338,374
Total Money Market Funds (Cost: $7,550,285)			7,550,285
Total Investments (Cost: $493,163,791)			554,463,578
Other Assets & Liabilities, Net			(5,021,082)
Net Assets			549,442,496

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2013 was $5,795,403, representing 1.05% of net assets. Information concerning such security holdings at April 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT 12/01/15 3.950%	12/22/11	960,000
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT 12/01/32 7.500%	12/22/11	2,885,000
California Statewide Communities Development Authority Revenue Bonds San Francisco Art Institute Series 2002 04/01/32 7.375%	07/05/02	1,750,000

(c)  Represents a security purchased on a when-issued or delayed delivery basis.

(d)  Zero coupon bond.

(e)  Variable rate security.

(f)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(g)  The rate shown is the seven-day current annualized yield at April 30, 2013.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

VRDN  Variable Rate Demand Note

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	527,920,918	—	527,920,918
Total Bonds	—	527,920,918	—	527,920,918
Short-Term Securities
Floating Rate Notes	—	16,475,000	—	16,475,000
Municipal Short Term	—	2,517,375	—	2,517,375
Total Short-Term Securities	—	18,992,375	—	18,992,375
Other
Money Market Funds	7,550,285	—	—	7,550,285
Total Other	7,550,285	—	—	7,550,285
Total	7,550,285	546,913,293	—	554,463,578

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $493,163,791)	$554,463,578
Receivable for:
Investments sold	443,601
Capital shares sold	1,257,849
Interest	6,492,731
Expense reimbursement due from Investment Manager	1,448
Prepaid expenses	1,744
Trustees' deferred compensation plan	49,610
Total assets	562,710,561
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	10,796,548
Capital shares purchased	541,914
Dividend distributions to shareholders	1,697,550
Investment management fees	5,942
Distribution and/or service fees	3,767
Transfer agent fees	62,486
Administration fees	1,011
Compensation of board members	29,800
Chief compliance officer expenses	51
Other expenses	79,386
Trustees' deferred compensation plan	49,610
Total liabilities	13,268,065
Net assets applicable to outstanding capital stock	$549,442,496
Represented by
Paid-in capital	$487,325,702
Undistributed net investment income	88,293
Accumulated net realized gain	728,714
Unrealized appreciation (depreciation) on:
Investments	61,299,787
Total — representing net assets applicable to outstanding capital stock	$549,442,496

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Statement of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)

Class A
Net assets	$418,683,347
Shares outstanding	52,052,200
Net asset value per share	$8.04
Maximum offering price per share(a)	$8.44
Class B
Net assets	$1,228,202
Shares outstanding	152,694
Net asset value per share	$8.04
Class C
Net assets	$45,598,467
Shares outstanding	5,667,890
Net asset value per share	$8.05
Class R4
Net assets	$2,532
Shares outstanding	315
Net asset value per share	$8.04
Class Z
Net assets	$83,929,948
Shares outstanding	10,431,358
Net asset value per share	$8.05

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net investment income
Income:
Dividends	$154
Interest	12,619,655
Total income	12,619,809
Expenses:
Investment management fees	1,089,544
Distribution and/or service fees
Class A	525,917
Class B	6,690
Class C	226,855
Transfer agent fees
Class A	253,396
Class B	805
Class C	27,313
Class Z	50,847
Administration fees	185,534
Compensation of board members	20,764
Custodian fees	2,933
Printing and postage fees	24,791
Registration fees	29,596
Professional fees	19,606
Chief compliance officer expenses	233
Other	13,365
Total expenses	2,478,189
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(235,944)
Fees waived by Distributor — Class C	(68,167)
Total net expenses	2,174,078
Net investment income	10,445,731
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,290,041
Net realized gain	1,290,041
Net change in unrealized appreciation (depreciation) on:
Investments	2,582,133
Net change in unrealized appreciation (depreciation)	2,582,133
Net realized and unrealized gain	3,872,174
Net increase in net assets resulting from operations	$14,317,905

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2013(a) (Unaudited)	Year Ended October 31, 2012
Operations
Net investment income	$10,445,731	$21,807,326
Net realized gain	1,290,041	2,296,555
Net change in unrealized appreciation (depreciation)	2,582,133	41,126,087
Net increase in net assets resulting from operations	14,317,905	65,229,968
Distributions to shareholders
Net investment income
Class A	(7,966,778)	(16,846,780)
Class B	(20,281)	(59,769)
Class C	(756,718)	(1,480,827)
Class R4	(11)	—
Class Z	(1,704,021)	(3,417,858)
Net realized gains
Class A	(276,495)	—
Class B	(932)	—
Class C	(29,562)	—
Class Z	(54,442)	—
Total distributions to shareholders	(10,809,240)	(21,805,234)
Increase (decrease) in net assets from capital stock activity	(16,213,354)	(6,354,597)
Total increase (decrease) in net assets	(12,704,689)	37,070,137
Net assets at beginning of period	562,147,185	525,077,048
Net assets at end of period	$549,442,496	$562,147,185
Undistributed net investment income	$88,293	$90,371

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013(a) (Unaudited)		Year Ended October 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	1,367,379	10,985,437	3,499,638	27,061,115
Distributions reinvested	759,684	6,111,732	1,535,440	11,955,391
Redemptions	(3,953,378)	(31,772,692)	(6,376,320)	(49,402,686)
Net decrease	(1,826,315)	(14,675,523)	(1,341,242)	(10,386,180)
Class B shares
Subscriptions	2,343	18,839	3,011	23,390
Distributions reinvested	2,367	19,043	6,146	47,801
Redemptions(b)	(34,151)	(274,550)	(96,661)	(756,737)
Net decrease	(29,441)	(236,668)	(87,504)	(685,546)
Class C shares
Subscriptions	516,534	4,154,525	1,162,896	9,019,211
Distributions reinvested	45,978	370,094	81,998	639,123
Redemptions	(608,482)	(4,889,587)	(820,922)	(6,316,408)
Net increase (decrease)	(45,970)	(364,968)	423,972	3,341,926
Class R4 shares
Subscriptions	314	2,500	—	—
Distributions reinvested	1	8	—	—
Net increase	315	2,508	—	—
Class Z shares
Subscriptions	859,021	6,912,203	1,687,077	13,109,221
Distributions reinvested	25,065	201,724	33,737	263,937
Redemptions	(1,002,785)	(8,052,630)	(1,543,794)	(11,997,955)
Net increase (decrease)	(118,699)	(938,703)	177,020	1,375,203
Total net decrease	(2,020,110)	(16,213,354)	(827,754)	(6,354,597)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2013		Year Ended October 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$7.99		$7.38		$7.64		$7.30		$6.71		$7.55
Income from investment operations:
Net investment income	0.15		0.31		0.31		0.32		0.31		0.30
Net realized and unrealized gain (loss)	0.06		0.61		(0.12)		0.36		0.59		(0.79)
Total from investment operations	0.21		0.92		0.19		0.68		0.90		(0.49)
Less distributions to shareholders:
Net investment income	(0.15)		(0.31)		(0.31)		(0.32)		(0.30)		(0.31)
Net realized gains	(0.01)		—		(0.14)		(0.02)		(0.01)		(0.04)
Total distributions to shareholders	(0.16)		(0.31)		(0.45)		(0.34)		(0.31)		(0.35)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$8.04		$7.99		$7.38		$7.64		$7.30		$6.71
Total return	2.59%		12.63%		2.84%		9.52%		13.76%		(6.80%)
Ratios to average net assets(b)
Total gross expenses	0.87	%(c)	0.86%		0.92%		0.87%		0.86%		0.85%
Total net expenses(d)	0.79	%(c)	0.78	%(e)	0.81	%(e)	0.84	%(e)	0.84	%(e)	0.84	%(e)
Net investment income	3.78	%(c)	3.97%		4.30%		4.25%		4.38%		4.14%
Supplemental data
Net assets, end of period (in thousands)	$418,683		$430,657		$407,479		$259,552		$265,594		$263,220
Portfolio turnover	4%		14%		28%		12%		14%		12%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$7.99		$7.38		$7.64		$7.30		$6.71		$7.55
Income from investment operations:
Net investment income	0.12		0.25		0.25		0.26		0.26		0.25
Net realized and unrealized gain (loss)	0.06		0.61		(0.12)		0.36		0.59		(0.80)
Total from investment operations	0.18		0.86		0.13		0.62		0.85		(0.55)
Less distributions to shareholders:
Net investment income	(0.12)		(0.25)		(0.25)		(0.26)		(0.25)		(0.25)
Net realized gains	(0.01)		—		(0.14)		(0.02)		(0.01)		(0.04)
Total distributions to shareholders	(0.13)		(0.25)		(0.39)		(0.28)		(0.26)		(0.29)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$8.04		$7.99		$7.38		$7.64		$7.30		$6.71
Total return	2.21%		11.78%		2.06%		8.71%		12.92%		(7.49%)
Ratios to average net assets(b)
Total gross expenses	1.62	%(c)	1.61%		1.68%		1.62%		1.61%		1.60%
Total net expenses(d)	1.54	%(c)	1.53	%(e)	1.58	%(e)	1.59	%(e)	1.59	%(e)	1.59	%(e)
Net investment income	3.03	%(c)	3.22%		3.53%		3.52%		3.65%		3.38%
Supplemental data
Net assets, end of period (in thousands)	$1,228		$1,456		$1,989		$2,095		$5,377		$9,740
Portfolio turnover	4%		14%		28%		12%		14%		12%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$7.99		$7.38		$7.64		$7.30		$6.71		$7.55
Income from investment operations:
Net investment income	0.13		0.27		0.28		0.28		0.28		0.27
Net realized and unrealized gain (loss)	0.07		0.61		(0.13)		0.37		0.59		(0.80)
Total from investment operations	0.20		0.88		0.15		0.65		0.87		(0.53)
Less distributions to shareholders:
Net investment income	(0.13)		(0.27)		(0.27)		(0.29)		(0.27)		(0.27)
Net realized gains	(0.01)		—		(0.14)		(0.02)		(0.01)		(0.04)
Total distributions to shareholders	(0.14)		(0.27)		(0.41)		(0.31)		(0.28)		(0.31)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$8.05		$7.99		$7.38		$7.64		$7.30		$6.71
Total return	2.49%		12.12%		2.37%		9.03%		13.25%		(7.22%)
Ratios to average net assets(b)
Total gross expenses	1.62	%(c)	1.61%		1.69%		1.62%		1.61%		1.60%
Total net expenses(d)	1.24	%(c)	1.23	%(e)	1.27	%(e)	1.29	%(e)	1.29	%(e)	1.29	%(e)
Net investment income	3.33	%(c)	3.52%		3.86%		3.79%		3.91%		3.69%
Supplemental data
Net assets, end of period (in thousands)	$45,598		$45,680		$39,040		$32,080		$28,928		$21,899
Portfolio turnover	4%		14%		28%		12%		14%		12%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$7.97
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gain	0.07
Total from investment operations	0.11
Less distributions to shareholders:
Net investment income	(0.04)
Total distributions to shareholders	(0.04)
Net asset value, end of period	$8.04
Total return	1.33%
Ratios to average net assets(b)
Total gross expenses	0.55	%(c)
Total net expenses(d)	0.53	%(c)
Net investment income	4.11	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	4%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$8.00		$7.38		$7.64		$7.30		$6.71		$7.55
Income from investment operations:
Net investment income	0.16		0.33		0.33		0.33		0.32		0.32
Net realized and unrealized gain (loss)	0.06		0.62		(0.13)		0.37		0.60		(0.80)
Total from investment operations	0.22		0.95		0.20		0.70		0.92		(0.48)
Less distributions to shareholders:
Net investment income	(0.16)		(0.33)		(0.32)		(0.34)		(0.32)		(0.32)
Net realized gains	(0.01)		—		(0.14)		(0.02)		(0.01)		(0.04)
Total distributions to shareholders	(0.17)		(0.33)		(0.46)		(0.36)		(0.33)		(0.36)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$8.05		$8.00		$7.38		$7.64		$7.30		$6.71
Total return	2.72%		13.05%		3.05%		9.78%		14.03%		(6.57%)
Ratios to average net assets(b)
Total gross expenses	0.62	%(c)	0.61%		0.70%		0.63%		0.62%		0.61%
Total net expenses(d)	0.54	%(c)	0.53	%(e)	0.59	%(e)	0.60	%(e)	0.60	%(e)	0.60	%(e)
Net investment income	4.03	%(c)	4.22%		4.57%		4.49%		4.61%		4.38%
Supplemental data
Net assets, end of period (in thousands)	$83,930		$84,354		$76,568		$94,541		$107,246		$107,591
Portfolio turnover	4%		14%		28%		12%		14%		12%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia California Tax-Exempt Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia California Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors. Class R4 shares commenced operations on March 19, 2013.

Class Z shares are not subject to sales charges, and are available only to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

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Columbia California Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASUs). Specifically, the ASUs require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASUs require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2013 was 0.39% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2013 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the

Semiannual Report 2013
28

Columbia California Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended April 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class B	0.12
Class C	0.12
Class R4	0.10
Class Z	0.12

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At April 30, 2013, the Fund's total potential future obligation over the life of the Guaranty is $72,741. The liability remaining at April 30,

2013 for non-recurring charges associated with the lease amounted to $37,324 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $116,873 for Class A and $2,321 for Class C shares for the six months ended April 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

Semiannual Report 2013
29

Columbia California Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2013 through February 28, 2014		Prior to March 1, 2013
Class A	0.78%		0.79%
Class B	1.53		1.54
Class C	1.53		1.54
Class R4	0.53	*	—
Class Z	0.53		0.54

*Annual rate is contractual from March 19, 2013 (the commencement of operations of Class R4 shares) through February 28, 2014.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2013, the cost of investments for federal income tax purposes was approximately $493,164,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$61,808,000
Unrealized depreciation	(508,000)
Net unrealized appreciation	$61,300,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $23,801,235 and $26,824,436, respectively, for the six months ended April 30, 2013.

Note 6. Shareholder Concentration

At April 30, 2013, one unaffiliated shareholder account owned 24.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended April 30, 2013.

Note 8. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond

Semiannual Report 2013
30

Columbia California Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
31

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Semiannual Report 2013
32

Columbia California Tax-Exempt Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia California Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR123_10_C01_(06/13)

Semiannual Report

April 30, 2013

Columbia Connecticut Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Connecticut Intermediate Municipal Bond Fund

President's Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Connecticut Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	22
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Connecticut Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Connecticut Intermediate Municipal Bond Fund (the Fund) Class A shares returned 1.26% excluding sales charges for the six months ended April 30, 2013.

>  The Fund underperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 1.61% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/18/02
Excluding sales charges		1.26	3.46	4.54	3.46
Including sales charges		-2.03	0.08	3.85	2.96
Class B	11/18/02
Excluding sales charges		0.88	2.69	3.76	2.69
Including sales charges		-2.10	-0.31	3.76	2.69
Class C	11/18/02
Excluding sales charges		1.06	3.05	4.13	3.05
Including sales charges		0.06	2.05	4.13	3.05
Class R4*	03/19/13	1.38	3.71	4.80	3.72
Class T	06/26/00
Excluding sales charges		1.31	3.56	4.65	3.57
Including sales charges		-3.54	-1.35	3.63	3.07
Class Z	08/01/94	1.38	3.72	4.80	3.72
Barclays 3-15 Year Blend Municipal Bond Index		1.61	4.35	5.91	4.85

Returns for Class A are shown with and without the maximum initial sales charge of 3.25% (for the 6-month, one-year and five-year periods) and 4.75% (for the 10-year period). (Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.) Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at April 30, 2013)
AAA rating	11.2
AA rating	36.4
A rating	43.8
BBB rating	3.5
Non rated	5.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Semiannual Report 2013
3

Columbia Connecticut Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2012 – April 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,012.60		1,020.83	3.99		4.01	0.80
Class B	1,000.00	1,000.00	1,008.80		1,017.11	7.72		7.75	1.55
Class C	1,000.00	1,000.00	1,010.60		1,018.84	5.98		6.01	1.20
Class R4	1,000.00	1,000.00	1,011.30	*	1,022.22	0.59	*	2.61	0.52 *
Class T	1,000.00	1,000.00	1,013.10		1,021.32	3.49		3.51	0.70
Class Z	1,000.00	1,000.00	1,013.80		1,022.07	2.75		2.76	0.55

*For the period March 19, 2013 through April 30, 2013. Class R4 shares commenced operations on March 19, 2013.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 0.9%
New Haven Solid Waste Authority Revenue Bonds Series 2008 06/01/23	5.125%	1,520,000	1,760,494
Higher Education 11.1%
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Connecticut State University Series 2012L 11/01/23	4.000%	2,065,000	2,337,353
Sacred Heart University Series 2012H (AGM) 07/01/19	5.000%	2,350,000	2,763,976
Revenue Bonds Fairfield University Series 2008N
07/01/18	5.000%	2,120,000	2,475,673
07/01/22	5.000%	2,500,000	2,904,050
Quinnipiac University Series 2007I (NPFGC) 07/01/22	5.000%	2,000,000	2,307,380
Quinnipiac University Health & Education Series 2007 (NPFGC) 07/01/28	5.000%	2,000,000	2,257,380
Sacred Heart University Series 2011G 07/01/20	5.000%	1,190,000	1,358,135
Trinity College Series 1998F (NPFGC) 07/01/21	5.500%	500,000	604,355
Series 2004H (NPFGC) 07/01/25	5.000%	540,000	566,017
Yale University Series 1997T-1 07/01/29	4.700%	4,800,000	5,402,784
Total			22,977,103
Hospital 11.8%
Connecticut State Health & Educational Facility Authority Revenue Bonds Bridgeport Hospital Series 2012D 07/01/22	5.000%	1,400,000	1,661,226
Health System Catholic East Series 2010 11/15/29	4.750%	3,420,000	3,770,242
Hospital for Special Care Series 2007C (RAD) 07/01/17	5.250%	500,000	553,375
07/01/20	5.250%	1,235,000	1,340,580
07/01/27	5.250%	750,000	781,830

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lawrence & Memorial Hospital Series 2011S 07/01/15	5.000%	850,000	933,589
Middlesex Hospital Series 2006M (AGM) 07/01/27	4.875%	500,000	544,315
Series 2011N 07/01/17	5.000%	1,175,000	1,350,616
07/01/20	5.000%	1,365,000	1,612,229
07/01/21	5.000%	1,000,000	1,182,060
Stamford Hospital Series 2012J 07/01/19	4.000%	1,435,000	1,613,643
07/01/20	5.000%	1,525,000	1,801,208
Western Connecticut Health Network Series 2011 07/01/19	5.000%	1,760,000	2,070,587
07/01/20	5.000%	1,630,000	1,918,151
William W Backus Hospital Series 2005G (AGM) 07/01/24	5.000%	2,060,000	2,201,419
Yale-New Haven Hospital Series 2013N 07/01/25	5.000%	300,000	364,119
07/01/26	5.000%	570,000	683,077
Total			24,382,266
Human Service Provider 0.1%
Connecticut State Health & Educational Facility Authority Revenue Bonds Village Families & Children Series 2002A (AMBAC) 07/01/23	5.000%	260,000	260,541
Investor Owned 2.6%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011 09/01/28	4.375%	5,000,000	5,455,400
Joint Power Authority 2.5%
Connecticut Municipal Electric Energy Cooperative Revenue Bonds Series 2006A (AMBAC) 01/01/22	5.000%	2,000,000	2,236,040
Series 2009A (AGM) 01/01/17	5.000%	1,525,000	1,760,338
Series 2012A 01/01/27	5.000%	1,000,000	1,181,770
Total			5,178,148

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 27.5%
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2004C (NPFGC) 08/15/17	5.250%	1,500,000	1,730,850
08/15/21	5.500%	1,125,000	1,374,694
Series 2012B 08/15/19	4.000%	3,000,000	3,370,560
City of Danbury Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC/FGIC) 08/01/16	4.750%	1,270,000	1,349,934
City of Hartford Unlimited General Obligation Bonds Series 2011A 04/01/22	5.250%	1,325,000	1,631,062
04/01/23	5.250%	1,325,000	1,612,949
04/01/24	5.250%	1,325,000	1,600,905
Unlimited General Obligation Refunding Bonds Series 2005C (NPFGC) 09/01/19	5.000%	2,085,000	2,478,189
Series 2013A 04/01/26	5.000%	1,810,000	2,148,470
City of New Britain Unlimited General Obligation Bonds Series 2006 (AMBAC) 04/15/17	5.000%	1,165,000	1,340,158
City of New Haven Unlimited General Obligation Bonds Series 2011 (AGM) 08/01/18	5.000%	820,000	959,269
Unlimited General Obligation Refunding Bonds Series 2008 (AGM) 11/01/18	5.000%	4,260,000	5,009,760
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B 08/15/17	5.250%	1,125,000	1,341,315
City of West Haven Unlimited General Obligation Bonds Series 2012 (AGM) 08/01/17	4.000%	2,215,000	2,382,986
Regional School District No. 15 Limited General Obligation Refunding Bonds Series 2003 (NPFGC/FGIC) 02/01/15	5.000%	1,105,000	1,190,273
02/01/16	5.000%	1,025,000	1,145,192
Town of East Haven Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC) 09/01/15	5.000%	640,000	697,811

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Fairfield Unlimited General Obligation Refunding Bonds Series 2008 01/01/20	5.000%	1,000,000	1,248,660
01/01/22	5.000%	500,000	638,025
Town of Groton Unlimited General Obligation Refunding Bonds Series 2013A 10/01/24	4.000%	1,980,000	2,282,128
10/01/25	4.000%	2,020,000	2,298,295
Town of Guilford Refunding Unlimited General Obligation Bonds Series 2012-A 08/15/26	3.000%	960,000	978,134
Town of New Milford Unlimited General Obligation Bonds Series 2004 (AMBAC) 01/15/16	5.000%	1,025,000	1,150,624
Town of Newtown Unlimited General Obligation Refunding Bonds Series 2010 07/01/20	4.500%	1,500,000	1,828,710
Town of North Haven Unlimited General Obligation Bonds Series 2007 07/15/24	4.750%	1,150,000	1,486,064
07/15/25	4.750%	1,150,000	1,487,260
Town of Ridgefield Unlimited General Obligation Refunding Bonds Series 2009 09/15/20	5.000%	2,130,000	2,717,773
Town of Trumbull Unlimited General Obligation Bonds Series 2012 09/01/20	3.000%	1,070,000	1,184,469
09/01/21	3.000%	1,070,000	1,168,365
Unlimited General Obligation Refunding Bonds Series 2009 09/15/20	4.000%	575,000	665,367
09/15/21	4.000%	600,000	685,416
Town of Watertown Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 08/01/17	5.000%	1,060,000	1,247,238
Series 2009B 07/01/17	5.000%	2,000,000	2,349,180
Town of Weston Unlimited General Obligation Bonds Series 2004 07/15/15	5.250%	1,300,000	1,440,777

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Windham Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC) 06/15/15	5.000%	785,000	861,726
Total			57,082,588
Multi-Family 1.1%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009 06/01/22	5.000%	1,035,000	1,124,579
06/01/23	5.000%	1,085,000	1,172,722
Total			2,297,301
Municipal Power 0.2%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(a) 10/01/24	5.000%	315,000	380,205
Nursing Home 0.7%
Connecticut State Development Authority Revenue Bonds Alzheimer's Resource Center Project Series 2007 08/15/21	5.400%	500,000	533,455
Alzheimers Residence Center, Inc. Project Series 2007 08/15/17	5.200%	870,000	940,740
Total			1,474,195
Pool/Bond Bank 1.1%
State of Connecticut Refunding Revenue Bonds Revolving Fund Series 2003B 10/01/15	5.000%	1,000,000	1,111,920
Series 2009C 10/01/18	5.000%	1,000,000	1,216,090
Total			2,328,010
Prep School 4.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds Greenwich Academy Series 2007E (AGM) 03/01/26	5.250%	2,770,000	3,418,374
Loomis Chaffe School Series 2005F (AMBAC) 07/01/27	5.250%	1,670,000	2,187,049

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miss Porters School Issue Series 2006B (AMBAC) 07/01/29	4.500%	600,000	641,358
Norwich Free Academy Series 2013B 07/01/28	4.000%	1,220,000	1,330,678
Taft School Corp. (The) Series 2012-I 07/01/17	2.000%	1,505,000	1,575,765
Total			9,153,224
Refunded/Escrowed 2.3%
City of Hartford Unlimited General Obligation Bonds Series 2006 (AMBAC) 07/15/22	5.000%	600,000	685,554
Series 2009A (AGM) 08/15/17	5.000%	695,000	822,477
City of New Haven Prerefunded 11/01/13 Unlimited General Obligation Bonds Series 2003A (FGIC) 11/01/16	5.250%	170,000	175,989
Puerto Rico Highway & Transportation Authority Prerefunded Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity(a) 07/01/22	5.250%	895,000	1,169,479
State of Connecticut Prerefunded 08/15/13 Unlimited General Obligation Bonds Series 2003E 08/15/21	5.000%	1,000,000	1,013,940
Special Tax Bonds Transportation Infrastructure Series 2003B (NPFGC/FGIC) 01/01/23	5.000%	800,000	825,232
Total			4,692,671
Single Family 4.4%
Connecticut Housing Finance Authority Revenue Bonds Subordinated Series 2012-F-1 05/15/23	2.450%	1,455,000	1,467,615
Subordinated Series 2008B-1 11/15/23	4.750%	3,000,000	3,236,640
Subordinated Series 2009B-1 11/15/24	4.550%	4,000,000	4,337,000
Total			9,041,255
Special Non Property Tax 8.6%
State of Connecticut Special Tax Revenue Bonds Transportation Infrastructure Series 2009A 12/01/19	4.500%	3,765,000	4,526,547

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut Refunding Special Tax Bonds 2nd Lien Transportation Infrastructure Series 2009-1 02/01/17	4.250%	3,000,000	3,398,520
02/01/19	5.000%	3,450,000	4,188,645
Transportation Infrastructure Series 2004B (AMBAC) 07/01/18	5.250%	2,250,000	2,734,425
Territory of Guam Revenue Bonds Series 2011A(a) 01/01/31	5.000%	550,000	616,885
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A(a) 10/01/25	5.000%	2,020,000	2,296,962
Total			17,761,984
Special Property Tax 1.5%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/22	7.000%	2,803,000	3,195,896
State Appropriated 2.8%
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Connecticut State University System Series 2007I (AGM) 11/01/17	5.250%	1,000,000	1,187,220
University of Connecticut Revenue Bonds Series 2007A 04/01/24	4.000%	2,100,000	2,258,172
Series 2009A 02/15/23	5.000%	2,000,000	2,376,340
Total			5,821,732
State General Obligation 10.9%
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10 06/15/18	5.000%	1,755,000	2,076,534
06/15/19	5.000%	1,840,000	2,213,888
State of Connecticut Unlimited General Obligation Bonds Series 2005D (NPFGC/FGIC) 11/15/23	5.000%	4,000,000	4,454,040

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008B 04/15/22	5.000%	5,415,000	6,351,849
Series 2012E 09/15/28	4.000%	4,000,000	4,442,080
Unlimited General Obligation Refunding Bonds Series 2005B (AMBAC) 06/01/20	5.250%	600,000	757,578
Series 2006E 12/15/20	5.000%	2,000,000	2,298,840
Total			22,594,809
Water & Sewer 3.3%
South Central Connecticut Regional Water Authority Refunding Revenue Bonds 20th Series 2007A (NPFGC) 08/01/22	5.250%	1,370,000	1,758,272
08/01/23	5.250%	500,000	647,975
Series 2012-27 08/01/29	5.000%	2,945,000	3,485,614
South Central Connecticut Regional Water Authority(b) Revenue Bonds 18th Series 2003B (NPFGC) 08/01/29	5.250%	750,000	859,012
Total			6,750,873
Total Municipal Bonds (Cost: $185,723,535)			202,588,695

Money Market Funds 1.5%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(c)	500,007	500,007
JPMorgan Tax-Free Money Market Fund, 0.000%(c)	2,692,850	2,692,850
Total Money Market Funds (Cost: $3,192,857)		3,192,857
Total Investments (Cost: $188,916,392)		205,781,552
Other Assets & Liabilities, Net		1,505,126
Net Assets		207,286,678

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2013, the value of these securities amounted to $4,463,531 or 2.15% of net assets.

(b)  Variable rate security.

(c)  The rate shown is the seven-day current annualized yield at April 30, 2013.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

RAD  Radian Asset Assurance, Inc.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	202,588,695	—	202,588,695
Total Bonds	—	202,588,695	—	202,588,695
Other
Money Market Funds	3,192,857	—	—	3,192,857
Total Other	3,192,857	—	—	3,192,857
Total	3,192,857	202,588,695	—	205,781,552

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Connecticut Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $188,916,392)	$205,781,552
Receivable for:
Capital shares sold	105,010
Interest	2,326,750
Expense reimbursement due from Investment Manager	1,079
Prepaid expenses	675
Trustees' deferred compensation plan	28,429
Total assets	208,243,495
Liabilities
Payable for:
Capital shares purchased	379,363
Dividend distributions to shareholders	477,866
Investment management fees	2,274
Distribution and/or service fees	262
Transfer agent fees	31,413
Administration fees	398
Compensation of board members	4,037
Chief compliance officer expenses	21
Other expenses	32,754
Trustees' deferred compensation plan	28,429
Total liabilities	956,817
Net assets applicable to outstanding capital stock	$207,286,678
Represented by
Paid-in capital	$189,809,560
Undistributed net investment income	163,141
Accumulated net realized gain	448,817
Unrealized appreciation (depreciation) on:
Investments	16,865,160
Total — representing net assets applicable to outstanding capital stock	$207,286,678

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Connecticut Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)

Class A
Net assets	$8,909,028
Shares outstanding	788,759
Net asset value per share	$11.29
Maximum offering price per share(a)	$11.67
Class B
Net assets	$152,484
Shares outstanding	13,501
Net asset value per share	$11.29
Class C
Net assets	$7,768,394
Shares outstanding	687,813
Net asset value per share	$11.29
Class R4
Net assets	$2,526
Shares outstanding	224
Net asset value per share	$11.28
Class T
Net assets	$14,258,023
Shares outstanding	1,262,468
Net asset value per share	$11.29
Maximum offering price per share(a)	$11.85
Class Z
Net assets	$176,196,223
Shares outstanding	15,601,473
Net asset value per share	$11.29

(a) The maximum offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25% for Class A and 4.75% for Class T.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Connecticut Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net investment income
Income:
Dividends	$80
Interest	3,565,716
Total income	3,565,796
Expenses:
Investment management fees	419,646
Distribution and/or service fees
Class A	10,964
Class B	829
Class C	37,957
Class T	10,736
Transfer agent fees
Class A	8,359
Class B	158
Class C	7,229
Class T	13,635
Class Z	170,489
Administration fees	73,438
Compensation of board members	12,234
Custodian fees	1,471
Printing and postage fees	17,389
Registration fees	36,541
Professional fees	14,802
Chief compliance officer expenses	89
Other	4,550
Total expenses	840,516
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(205,956)
Fees waived by Distributor — Class C	(13,302)
Total net expenses	621,258
Net investment income	2,944,538
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	482,606
Net realized gain	482,606
Net change in unrealized appreciation (depreciation) on:
Investments	(440,877)
Net change in unrealized appreciation (depreciation)	(440,877)
Net realized and unrealized gain	41,729
Net increase in net assets resulting from operations	$2,986,267

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Connecticut Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2013(a) (Unaudited)	Year Ended October 31, 2012
Operations
Net investment income	$2,944,538	$6,479,838
Net realized gain	482,606	905,873
Net change in unrealized appreciation (depreciation)	(440,877)	6,420,027
Net increase in net assets resulting from operations	2,986,267	13,805,738
Distributions to shareholders
Net investment income
Class A	(114,007)	(229,355)
Class B	(1,532)	(4,861)
Class C	(83,334)	(171,721)
Class R4	(8)	—
Class T	(193,136)	(438,059)
Class Z	(2,548,833)	(5,624,284)
Net realized gains
Class A	(36,990)	(5,890)
Class B	(807)	(198)
Class C	(30,336)	(5,430)
Class T	(59,534)	(11,410)
Class Z	(746,436)	(138,191)
Total distributions to shareholders	(3,814,953)	(6,629,399)
Increase (decrease) in net assets from capital stock activity	(5,975,508)	(7,140,775)
Total increase (decrease) in net assets	(6,804,194)	35,564
Net assets at beginning of period	214,090,872	214,055,308
Net assets at end of period	$207,286,678	$214,090,872
Undistributed net investment income	$163,141	$159,453

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Connecticut Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013(a) (Unaudited)		Year Ended October 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	136,802	1,547,638	228,505	2,573,955
Distributions reinvested	10,561	119,519	16,061	180,719
Redemptions	(146,812)	(1,653,748)	(286,767)	(3,201,169)
Net increase (decrease)	551	13,409	(42,201)	(446,495)
Class B shares
Subscriptions	57	649	146	1,642
Distributions reinvested	138	1,563	292	3,279
Redemptions(b)	(4,112)	(46,634)	(7,204)	(81,242)
Net decrease	(3,917)	(44,422)	(6,766)	(76,321)
Class C shares
Subscriptions	47,857	541,827	125,172	1,404,628
Distributions reinvested	6,459	73,127	9,899	111,347
Redemptions	(29,784)	(337,027)	(125,712)	(1,409,142)
Net increase	24,532	277,927	9,359	106,833
Class R4 shares
Subscriptions	223	2,500	—	—
Distributions reinvested	1	6	—	—
Net increase	224	2,506	—	—
Class T shares
Subscriptions	3,161	35,762	4,949	55,653
Distributions reinvested	13,207	149,571	22,302	250,774
Redemptions	(68,398)	(776,053)	(90,480)	(1,017,917)
Net decrease	(52,030)	(590,720)	(63,229)	(711,490)
Class Z shares
Subscriptions	824,719	9,306,381	1,836,040	20,639,272
Distributions reinvested	15,003	169,731	19,839	223,272
Redemptions	(1,339,042)	(15,110,320)	(2,386,699)	(26,875,846)
Net decrease	(499,320)	(5,634,208)	(530,820)	(6,013,302)
Total net decrease	(529,960)	(5,975,508)	(633,657)	(7,140,775)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Connecticut Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2013		Year Ended October 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.34		$10.97		$11.00		$10.69		$10.06		$10.62
Income from investment operations:
Net investment income	0.15		0.31		0.33		0.33		0.35		0.37
Net realized and unrealized gain (loss)	(0.01	)(a)	0.38		(0.03)		0.31		0.63		(0.55)
Total from investment operations	0.14		0.69		0.30		0.64		0.98		(0.18)
Less distributions to shareholders:
Net investment income	(0.14)		(0.31)		(0.33)		(0.33)		(0.35)		(0.38)
Net realized gains	(0.05)		(0.01)		—		—		—		—
Total distributions to shareholders	(0.19)		(0.32)		(0.33)		(0.33)		(0.35)		(0.38)
Net asset value, end of period	$11.29		$11.34		$10.97		$11.00		$10.69		$10.06
Total return	1.26%		6.36%		2.83%		6.10%		9.87%		(1.80%)
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	1.00%		1.03%		0.94%		0.94%		0.96%
Total net expenses(d)	0.80	%(c)	0.79	%(e)	0.79	%(e)	0.80	%(e)	0.78	%(e)	0.75	%(e)
Net investment income	2.60	%(c)	2.79%		3.09%		3.08%		3.35%		3.55%
Supplemental data
Net assets, end of period (in thousands)	$8,909		$8,937		$9,108		$11,458		$10,863		$12,115
Portfolio turnover	7%		19%		6%		10%		12%		4%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Connecticut Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.34		$10.97		$11.00		$10.69		$10.06		$10.62
Income from investment operations:
Net investment income	0.10		0.23		0.25		0.25		0.28		0.30
Net realized and unrealized gain (loss)	0.00	(a)	0.38		(0.03)		0.31		0.62		(0.56)
Total from investment operations	0.10		0.61		0.22		0.56		0.90		(0.26)
Less distributions to shareholders:
Net investment income	(0.10)		(0.23)		(0.25)		(0.25)		(0.27)		(0.30)
Net realized gains	(0.05)		(0.01)		—		—		—		—
Total distributions to shareholders	(0.15)		(0.24)		(0.25)		(0.25)		(0.27)		(0.30)
Net asset value, end of period	$11.29		$11.34		$10.97		$11.00		$10.69		$10.06
Total return	0.88%		5.56%		2.05%		5.31%		9.05%		(2.52%)
Ratios to average net assets(b)
Total gross expenses	1.74	%(c)	1.84%		1.83%		1.69%		1.69%		1.71%
Total net expenses(d)	1.55	%(c)	1.54	%(e)	1.55	%(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)
Net investment income	1.85	%(c)	2.06%		2.35%		2.34%		2.62%		2.86%
Supplemental data
Net assets, end of period (in thousands)	$152		$197		$265		$1,467		$1,995		$2,528
Portfolio turnover	7%		19%		6%		10%		12%		4%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Connecticut Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.34		$10.97		$11.00		$10.69		$10.06		$10.62
Income from investment operations:
Net investment income	0.12		0.27		0.29		0.29		0.31		0.34
Net realized and unrealized gain (loss)	0.00	(a)	0.38		(0.03)		0.31		0.63		(0.56)
Total from investment operations	0.12		0.65		0.26		0.60		0.94		(0.22)
Less distributions to shareholders:
Net investment income	(0.12)		(0.27)		(0.29)		(0.29)		(0.31)		(0.34)
Net realized gains	(0.05)		(0.01)		—		—		—		—
Total distributions to shareholders	(0.17)		(0.28)		(0.29)		(0.29)		(0.31)		(0.34)
Net asset value, end of period	$11.29		$11.34		$10.97		$11.00		$10.69		$10.06
Total return	1.06%		5.94%		2.41%		5.68%		9.43%		(2.18%)
Ratios to average net assets(b)
Total gross expenses	1.74	%(c)	1.74%		1.79%		1.69%		1.69%		1.71%
Total net expenses(d)	1.20	%(c)	1.19	%(e)	1.19	%(e)	1.20	%(e)	1.18	%(e)	1.15	%(e)
Net investment income	2.20	%(c)	2.39%		2.68%		2.68%		2.94%		3.20%
Supplemental data
Net assets, end of period (in thousands)	$7,768		$7,520		$7,172		$7,897		$8,047		$6,203
Portfolio turnover	7%		19%		6%		10%		12%		4%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Connecticut Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$11.19
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gain	0.09
Total from investment operations	0.13
Less distributions to shareholders:
Net investment income	(0.04)
Total distributions to shareholders	(0.04)
Net asset value, end of period	$11.28
Total return	1.13%
Ratios to average net assets(b)
Total gross expenses	0.68	%(c)
Total net expenses(d)	0.52	%(c)
Net investment income	2.84	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	7%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Connecticut Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class T	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.34		$10.97		$11.00		$10.69		$10.06		$10.62
Income from investment operations:
Net investment income	0.15		0.32		0.34		0.35		0.36		0.39
Net realized and unrealized gain (loss)	0.00	(a)	0.38		(0.03)		0.30		0.63		(0.56)
Total from investment operations	0.15		0.70		0.31		0.65		0.99		(0.17)
Less distributions to shareholders:
Net investment income	(0.15)		(0.32)		(0.34)		(0.34)		(0.36)		(0.39)
Net realized gains	(0.05)		(0.01)		—		—		—		—
Total distributions to shareholders	(0.20)		(0.33)		(0.34)		(0.34)		(0.36)		(0.39)
Net asset value, end of period	$11.29		$11.34		$10.97		$11.00		$10.69		$10.06
Total return	1.31%		6.47%		2.93%		6.21%		9.98%		(1.68%)
Ratios to average net assets(b)
Total gross expenses	0.89	%(c)	0.89%		0.94%		0.84%		0.84%		0.86%
Total net expenses(d)	0.70	%(c)	0.69	%(e)	0.69	%(e)	0.70	%(e)	0.68	%(e)	0.65	%(e)
Net investment income	2.70	%(c)	2.89%		3.18%		3.18%		3.46%		3.71%
Supplemental data
Net assets, end of period (in thousands)	$14,258		$14,903		$15,110		$16,603		$16,889		$17,461
Portfolio turnover	7%		19%		6%		10%		12%		4%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Connecticut Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.34		$10.97		$11.00		$10.69		$10.06		$10.62
Income from investment operations:
Net investment income	0.16		0.34		0.36		0.36		0.38		0.41
Net realized and unrealized gain (loss)	0.00	(a)	0.38		(0.03)		0.31		0.63		(0.56)
Total from investment operations	0.16		0.72		0.33		0.67		1.01		(0.15)
Less distributions to shareholders:
Net investment income	(0.16)		(0.34)		(0.36)		(0.36)		(0.38)		(0.41)
Net realized gains	(0.05)		(0.01)		—		—		—		—
Total distributions to shareholders	(0.21)		(0.35)		(0.36)		(0.36)		(0.38)		(0.41)
Net asset value, end of period	$11.29		$11.34		$10.97		$11.00		$10.69		$10.06
Total return	1.38%		6.63%		3.08%		6.37%		10.14%		(1.53%)
Ratios to average net assets(b)
Total gross expenses	0.74	%(c)	0.74%		0.79%		0.69%		0.69%		0.71%
Total net expenses(d)	0.55	%(c)	0.54	%(e)	0.54	%(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)
Net investment income	2.85	%(c)	3.04%		3.33%		3.33%		3.60%		3.86%
Supplemental data
Net assets, end of period (in thousands)	$176,196		$182,533		$182,400		$209,384		$200,830		$169,072
Portfolio turnover	7%		19%		6%		10%		12%		4%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Connecticut Intermediate Municipal Bond Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia Connecticut Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class T and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors. Class R4 shares commenced operations on March 19, 2013.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class Z shares are not subject to sales charges, and are available only to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price of approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair

Semiannual Report 2013
22

Columbia Connecticut Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASUs). Specifically, the ASUs require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASUs require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the

Semiannual Report 2013
23

Columbia Connecticut Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

six months ended April 30, 2013 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2013 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended April 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.10
Class T	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.40% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to

Semiannual Report 2013
24

Columbia Connecticut Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The annualized effective shareholder services fee rate for the six months ended April 30, 2013 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $11,364 for Class A and $1,000 for Class C shares for the six months ended April 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2013 through February 28, 2014		Prior to March 1, 2013
Class A	0.81%		0.79%
Class B	1.56		1.54
Class C	1.56		1.54
Class R4	0.56	*	—
Class T	0.71		0.69
Class Z	0.56		0.54

*Annual rate is contractual from March 19, 2013 (the commencement of operations of Class R4 shares) through February 28, 2014.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2013, the cost of investments for federal income tax purposes was approximately $188,916,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$16,884,000
Unrealized depreciation	(18,000)
Net unrealized appreciation	$16,866,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $14,033,940 and $17,387,718, respectively, for the six months ended April 30, 2013.

Note 6. Shareholder Concentration

At April 30, 2013, one unaffiliated shareholder account owned 82.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A.

Semiannual Report 2013
25

Columbia Connecticut Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended April 30, 2013.

Note 8. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the

Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
26

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Semiannual Report 2013
27

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Semiannual Report 2013
28

Columbia Connecticut Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia Connecticut Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR131_10_C01_(06/13)

Semiannual Report

April 30, 2013

Columbia New York Tax-Exempt Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia New York Tax-Exempt Fund

President's Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia New York Tax-Exempt Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	25
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia New York Tax-Exempt Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia New York Tax-Exempt Fund (the Fund) Class A shares returned 1.60% excluding sales charges for the six months that ended April 30, 2013.

>  The Fund underperformed its benchmark, the broader Barclays Municipal Bond Index, which returned 1.78% and outperformed its secondary benchmark, the Barclays New York Municipal Bond Index, which returned 1.54% for the same time frame. The Fund underperformed its peer group, the Lipper New York Municipal Debt Funds Classification, which returned 1.75% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	09/26/86
Excluding sales charges		1.60	6.19	6.48	4.92
Including sales charges		-3.26	1.11	5.46	4.41
Class B	08/04/92
Excluding sales charges		1.23	5.40	5.69	4.14
Including sales charges		-3.74	0.40	5.37	4.14
Class C	08/01/97
Excluding sales charges		1.38	5.72	6.01	4.46
Including sales charges		0.38	4.72	6.01	4.46
Class R4*	03/19/13	1.63	6.22	6.49	4.93
Class R5*	11/08/12	1.73	6.32	6.51	4.94
Class Z*	09/01/11	1.73	6.47	6.57	4.97
Barclays Municipal Bond Index		1.78	5.19	6.09	5.05
Barclays New York Municipal Bond Index		1.54	4.86	5.84	4.94
Lipper New York Municipal Debt Funds Classification		1.75	5.71	5.51	4.43

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

The Barclays New York Municipal Bond Index is a market-capitalization-weighted index of New York investment grade bonds with maturity of one year or more.

The Lipper New York Municipal Debt Funds Classification is a calculation of average total returns of mutual funds that limit assets to those securities exempt from taxation in the state of New York.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia New York Tax-Exempt Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at April 30, 2013)
AAA rating	4.5
AA rating	31.9
A rating	42.7
BBB rating	13.5
Non-investment grade	2.2
Not rated	5.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Catherine Stienstra

Semiannual Report 2013
3

Columbia New York Tax-Exempt Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2012 – April 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,016.00		1,020.88	3.95		3.96	0.79
Class B	1,000.00	1,000.00	1,012.30		1,017.16	7.68		7.70	1.54
Class C	1,000.00	1,000.00	1,013.80		1,018.65	6.19		6.21	1.24
Class R4	1,000.00	1,000.00	1,013.40	*	1,022.17	0.60	*	2.66	0.53	*
Class R5	1,000.00	1,000.00	1,010.00	**	1,022.27	2.42	**	2.56	0.51	**
Class Z	1,000.00	1,000.00	1,017.30		1,022.12	2.70		2.71	0.54

*For the period March 19, 2013 through April 30, 2013. Class R4 shares commenced operations on March 19, 2013.

**For the period November 8, 2012 through April 30, 2013. Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia New York Tax-Exempt Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 94.5%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 4.1%
New York City Industrial Development Agency(a) Refunding Revenue Bonds Trips Obligated Group Senior Series 2012A AMT 07/01/28	5.000%	2,000,000	2,130,020
Revenue Bonds Terminal One Group Association Project Series 2005 AMT 01/01/15	5.500%	1,500,000	1,608,330
New York City Industrial Development Agency(a)(b) Revenue Bonds Terminal One Group Association Project Series 2005 AMT 01/01/24	5.500%	2,000,000	2,202,440
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010 12/01/42	6.000%	2,000,000	2,341,720
Total			8,282,510
Assisted Living 1.2%
Huntington Housing Authority Revenue Bonds Gurwin Jewish Senior Residences Series 1999A 05/01/19	5.875%	1,005,000	1,006,568
Mount Vernon Industrial Development Agency Revenue Bonds Wartburg Senior Housing, Inc. - Meadowview Series 1999 06/01/19	6.150%	695,000	696,098
06/01/29	6.200%	615,000	615,553
Total			2,318,219
Disposal 0.3%
Seneca County Industrial Development Agency Revenue Bonds Seneca Meadows, Inc. Project Series 2005 AMT(a)(b)(c) 10/01/35	6.625%	500,000	506,800
Higher Education 12.3%
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A 07/01/21	5.000%	675,000	809,474
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012 09/01/25	5.000%	295,000	351,277

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A 03/01/26	4.750%	1,210,000	1,331,714
New York City Trust for Cultural Resources Revenue Bonds 01/01/34	5.000%	375,000	431,531
Revenue Bonds Juilliard School Series 2009A 01/01/39	5.000%	500,000	575,375
New York State Dormitory Authority Revenue Bonds Consolidated City University System Series 1993A 07/01/13	5.750%	820,000	827,577
Consolidated City University System 5th General Resolution Series 2008B 07/01/27	5.000%	1,000,000	1,159,140
Cornell University Series 2006A 07/01/31	5.000%	1,000,000	1,114,010
Series 2009A 07/01/27	5.000%	1,000,000	1,192,380
Culinary Institute of America Series 2012 07/01/34	5.000%	350,000	385,949
Manhattan Marymount College Series 2009 07/01/29	5.250%	1,500,000	1,604,910
Mount Sinai School of Medicine Series 2009 07/01/39	5.125%	1,000,000	1,102,830
Pratt Institute Series 2009C (AGM) 07/01/39	5.125%	1,000,000	1,118,830
Rochester Institute of Technology Series 2012 07/01/29	4.000%	1,500,000	1,608,225
St. John's University Series 2007A (NPFGC) 07/01/32	5.250%	1,000,000	1,122,980
Series 2007C (NPFGC) 07/01/26	5.250%	1,205,000	1,523,698
Series 2012A 07/01/27	5.000%	240,000	282,857
State University Dormitory Facilities Series 2011A 07/01/31	5.000%	1,000,000	1,163,590
Teacher's College Series 2009 03/01/39	5.500%	500,000	562,740
The New School Series 2010 07/01/40	5.500%	1,500,000	1,715,265

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia New York Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Niagara Area Development Corp. Revenue Bonds Niagra University Project Series 2012A 05/01/35	5.000%	500,000	550,995
Seneca County Industrial Development Agency Revenue Bonds New York Chiropractic College Series 2007 10/01/27	5.000%	750,000	799,470
St. Lawrence County Industrial Development Agency Revenue Bonds Clarkson University Project Series 2007 07/01/31	5.000%	1,000,000	1,064,470
Town of Hempstead Local Development Corp. Revenue Bonds Molloy College Project Series 2009 07/01/39	5.750%	1,000,000	1,136,890
Yonkers Industrial Development Agency Revenue Bonds Sarah Lawrence College Project Series 2001A 06/01/29	6.000%	1,000,000	1,148,340
Total			24,684,517
Hospital 19.0%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A 11/15/27	5.250%	2,000,000	2,219,520
Build NYC Resource Corp. Revenue Bonds Royal Charter Properties Series 2012 (AGM) 12/15/32	4.750%	2,000,000	2,204,440
Monroe County Industrial Development Corp. Refunding Revenue Bonds Rochester General Hospital Series 2013A 12/01/32	5.000%	1,350,000	1,528,943
Revenue Bonds Unity Hospital-Rochester Project Series 2010 (FHA) 08/15/35	5.750%	2,000,000	2,422,820
New York State Dormitory Authority Revenue Bonds Kaleida Health Series 2006 (FHA) 02/15/35	4.700%	1,000,000	1,058,200
Memorial Sloan-Kettering Cancer Center Series 2006-1 07/01/35	5.000%	1,000,000	1,097,000

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount Sinai Hospital Series 2010A 07/01/26	5.000%	2,275,000	2,575,891
Series 2011A 07/01/41	5.000%	2,000,000	2,183,240
NYU Hospital Center Series 2007B 07/01/37	5.625%	1,000,000	1,117,260
New York Hospital Medical Center Series 2007 (FHA) 02/15/37	4.750%	975,000	1,045,951
New York University Hospital Center Series 2006A 07/01/20	5.000%	500,000	558,995
Series 2007B 07/01/24	5.250%	640,000	711,674
Series 2011A 07/01/31	5.750%	800,000	944,328
North Shore-Long Island Jewish Obligation Group Series 2007A 05/01/32	5.000%	1,000,000	1,064,800
Series 2009A 05/01/37	5.500%	2,000,000	2,265,760
Series 2011A 05/01/41	5.000%	1,500,000	1,655,865
Orange Regional Medical Center Series 2008 12/01/29	6.125%	1,900,000	2,126,461
University of Rochester Series 2007B 07/01/27	5.000%	1,000,000	1,115,750
Series 2009A 07/01/39	5.125%	1,000,000	1,152,940
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B 12/01/32	5.250%	500,000	536,540
Suffolk County Economic Development Corp. Revenue Bonds Catholic Health Services Series 2011 07/01/28	5.000%	3,500,000	3,987,375
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2 11/01/37	6.125%	1,850,000	2,198,891
Series 2011A 11/01/30	5.000%	2,000,000	2,225,200
Total			37,997,844

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia New York Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Human Service Provider 0.5%
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010 10/01/30	6.000%	1,000,000	1,065,770
Independent Power 0.5%
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT(a) 01/01/23	5.500%	1,000,000	1,000,010
Investor Owned 1.8%
New York State Energy Research & Development Authority Revenue Bonds Series 1993(b) 04/01/20	12.371%	1,500,000	1,504,260
Brooklyn Union Gas Co. Project Series 1996 (NPFGC) 01/01/21	5.500%	2,000,000	2,007,960
Total			3,512,220
Local Appropriation 1.7%
Hudson Yards Infrastructure Corp. Revenue Bonds Series 2011A 02/15/47	5.750%	2,000,000	2,374,500
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Court Facilities Series 1998(d) 08/01/19	0.000%	1,200,000	1,109,940
Total			3,484,440
Local General Obligation 3.8%
City of New York Unlimited General Obligation Bonds Series 2010B 08/01/21	5.000%	500,000	621,545
Subordinated Series 2009I-1 04/01/27	5.125%	1,500,000	1,799,355
City of Syracuse Unlimited General Obligation Bonds Airport Terminal Security Access Improvement Series 2011 AMT(a) 11/01/36	5.000%	1,750,000	1,900,045
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC) 03/01/15	6.000%	1,250,000	1,352,663

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC) 02/15/19	6.200%	1,005,000	1,291,495
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012 04/15/24	5.000%	500,000	623,505
Total			7,588,608
Multi-Family 2.1%
Housing Development Corp. Revenue Bonds Gateway Apartments Series 2009A 09/15/25	4.500%	165,000	180,261
Series 2009C-1 11/01/34	5.500%	500,000	552,155
Series 2009M 11/01/45	5.150%	1,250,000	1,342,588
Onondaga Civic Development Corp. Revenue Bonds Upstate Properties Development, Inc. Series 2011 12/01/41	5.250%	1,945,000	2,157,413
Total			4,232,417
Municipal Power 2.2%
Long Island Power Authority Revenue Bonds Series 2008A 05/01/33	6.000%	1,000,000	1,210,710
Series 2009A 04/01/23	5.000%	750,000	869,903
Series 2012A 09/01/37	5.000%	2,000,000	2,230,340
Total			4,310,953
Nursing Home 0.4%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007 01/01/40	5.200%	720,000	711,958
Other Bond Issue 0.3%
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004 08/01/24	5.375%	550,000	574,838

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia New York Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Industrial Development Bond 1.3%
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 AMT(a) 03/01/24	5.750%	2,000,000	2,580,980
Pool/Bond Bank 3.6%
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2009C (AGM) 10/01/36	5.125%	1,000,000	1,132,580
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-Pooled Financing Series 2005B 04/15/35	5.500%	1,000,000	1,393,980
Series 2009A 06/15/34	5.000%	4,000,000	4,668,360
Total			7,194,920
Ports 3.5%
Port Authority of New York & New Jersey Revenue Bonds Consolidated 85th Series 1993 03/01/28	5.375%	2,000,000	2,519,400
Consolidated 93rd Series 1994 06/01/94	6.125%	2,250,000	2,781,742
Port Authority of New York & New Jersey(a) Revenue Bonds Consolidated 143rd Series 2006 (AGM) AMT 10/01/21	5.000%	1,000,000	1,105,290
Consolidated 147th Series 2007 (NPFGC/FGIC) AMT 10/15/26	5.000%	500,000	558,870
Total			6,965,302
Prep School 1.7%
Build NYC Resource Corp. Revenue Bonds Bronx Charter School for Excellence Series 2013A 04/01/33	5.000%	1,000,000	1,091,460
International Leadership Charter School Series 2013 07/01/33	5.750%	1,500,000	1,517,130

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM) 11/01/35	5.625%	750,000	875,783
Total			3,484,373
Recreation 1.6%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012 08/01/32	5.000%	500,000	559,235
New York City Industrial Development Agency Revenue Bonds Queens Baseball Stadium Pilot Series 2006 (AMBAC) 01/01/24	5.000%	500,000	529,125
Yankee Stadium Pilot Series 2009 (AGM) 03/01/49	7.000%	250,000	308,280
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A 04/01/31	5.000%	750,000	869,813
Revenue Bonds Lincoln Center Series 2008C 12/01/18	5.250%	750,000	899,265
Total			3,165,718
Refunded/Escrowed 3.1%
Greece Central School District Unlimited General Obligation Bonds Series 1992 (FGIC) 06/15/16	6.000%	500,000	585,745
New York State Dormitory Authority Prerefunded 07/01/18 Revenue Bonds Rochester Institute of Technology Series 2008A 07/01/33	6.000%	1,000,000	1,257,330
Revenue Bonds Brooklyn Law School Series 2003B (XLCA) 07/01/30	5.125%	2,000,000	2,016,680
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B 01/01/30	5.500%	1,800,000	2,361,006
Total			6,220,761

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia New York Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 2.7%
Broome County Industrial Development Agency Revenue Bonds Good Shepard Village Series 2008A 07/01/28	6.750%	500,000	542,580
07/01/40	6.875%	250,000	269,097
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012 07/01/29	5.000%	1,000,000	1,090,650
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010 12/01/40	6.000%	1,225,000	1,363,560
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006 11/01/28	5.000%	1,335,000	1,414,032
Ulster County Industrial Development Agency Revenue Bonds Series 2007A 09/15/42	6.000%	1,000,000	700,820
Total			5,380,739
Single Family 0.9%
New York Mortgage Agency(a) Revenue Bonds Homeowner Mortgage Series 1998-69 AMT 10/01/28	5.500%	210,000	210,302
Series 2007-140 AMT 10/01/21	4.600%	500,000	522,835
Series 2007-148 AMT 10/01/32	5.200%	965,000	1,022,678
Total			1,755,815
Special Non Property Tax 8.3%
Erie County Fiscal Stability Authority Revenue Bonds Sales Tax and State Aid Secured Series 2013A 03/15/24	5.000%	500,000	642,880
Metropolitan Transportation Authority Revenue Bonds Series 2009A 11/15/26	5.300%	700,000	825,601
Series 2009B 11/15/34	5.000%	1,000,000	1,125,570

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nassau County Interim Finance Authority Revenue Bonds Secured Sales Tax Series 2009A 11/15/24	5.000%	250,000	294,018
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-3 01/15/22	5.000%	1,000,000	1,197,120
Series 2009S-5 01/15/32	5.000%	1,000,000	1,141,350
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Subordinated Series 2012-C-1 11/01/21	4.000%	1,000,000	1,182,360
New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured Series 2007B 11/01/26	5.000%	1,035,000	1,177,281
New York State Dormitory Authority Revenue Bonds Education Series 2008B 03/15/36	5.750%	500,000	601,280
Series 2009A 03/15/28	5.000%	1,545,000	1,836,495
General Purpose Series 2012-D 02/15/29	5.000%	1,275,000	1,507,471
Series 2009A 02/15/34	5.000%	1,400,000	1,613,668
New York State Thruway Authority Revenue Bonds Series 2005A (NPFGC) 04/01/25	5.000%	500,000	543,030
Series 2009A-1 04/01/29	5.000%	1,000,000	1,141,470
New York State Urban Development Corp. Revenue Bonds State Personal Income Tax Series 2009B-1 03/15/36	5.000%	1,500,000	1,727,565
Total			16,557,159
State Appropriated 4.1%
Erie County Industrial Development Agency (The) Revenue Bonds School District Buffalo Project Series 2011A 05/01/32	5.250%	1,000,000	1,153,640
Series 2013A 05/01/26	5.000%	1,000,000	1,205,640

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia New York Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Local Government Assistance Corp. Refunding Revenue Bonds Senior Lien Series 2007A 04/01/19	5.000%	1,000,000	1,159,040
New York State Dormitory Authority Revenue Bonds Consolidated City University System 2nd Generation Series 1993A 07/01/20	6.000%	2,000,000	2,500,700
NYSARC, Inc. Series 2012A 07/01/22	5.000%	890,000	1,079,436
State University Educational Facilities Series 2000C (AGM) 05/15/17	5.750%	1,000,000	1,194,360
Total			8,292,816
Student Loan —%
New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009 11/01/26	4.750%	75,000	81,478
Transportation 5.7%
Metropolitan Transportation Authority Revenue Bonds Series 2005B (AMBAC) 11/15/23	5.250%	1,250,000	1,584,062
Series 2005F 11/15/35	5.000%	500,000	539,120
Series 2006A 11/15/22	5.000%	750,000	845,850
Series 2010D 11/15/34	5.000%	1,350,000	1,512,621
Series 2011D 11/15/36	5.000%	1,000,000	1,121,670
Series 2012E 11/15/31	5.000%	2,000,000	2,302,860
Transportation System Series 2013A 11/15/32	5.000%	2,000,000	2,297,800
Series 2013B 11/15/22	5.000%	1,000,000	1,239,450
Total			11,443,433
Turnpike/Bridge/Toll Road 3.4%
New York State Thruway Authority Revenue Bonds General Revenue Series 2012I 01/01/32	5.000%	2,000,000	2,318,180
Series 2005F (AMBAC) 01/01/25	5.000%	2,000,000	2,135,540

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Subordinated Series 2013-A 11/15/27	5.000%	2,000,000	2,396,380
Total			6,850,100
Water & Sewer 4.4%
Great Neck North Water Authority Revenue Bonds Series 2008 01/01/33	5.000%	690,000	773,317
New York City Water & Sewer System Revenue Bonds Fiscal 2009 Series 2008A 06/15/40	5.750%	1,000,000	1,184,710
New York Water & Sewer System Revenue Bonds Series 2008CC 06/15/34	5.000%	3,500,000	3,993,325
Series 2009EE 06/15/40	5.250%	500,000	579,610
Series 2012FF 06/15/33	5.000%	1,000,000	1,167,280
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008 09/01/38	5.250%	1,000,000	1,089,030
Total			8,787,272
Total Municipal Bonds (Cost: $169,634,911)			189,031,970
Floating Rate Notes 2.2%
Issue Description	Effective Yield	Amount Payable at Maturity ($)	Value ($)
City of New York(b) Unlimited General Obligation Bonds VRDN Series 1995F-6 (JPMorgan Chase Bank) 02/15/18	0.180%	1,000,000	1,000,000
VRDN Subordinated Series 1993A-7 (JPMorgan Chase Bank) 08/01/20	0.150%	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority Revenue Bonds General VRDN Series 2005B-2C (U.S. Bank)(b) 01/01/32	0.150%	1,280,000	1,280,000
Total			4,280,000
Total Floating Rate Notes (Cost: $4,280,000)			4,280,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia New York Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Short Term 0.5%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.5%
County of Suffolk Limited General Obligation Notes RAN Series 2013 03/27/14	2.000%	1,000,000	1,012,840
Total Municipal Short Term (Cost: $1,013,066)			1,012,840
Money Market Funds 1.5%
	Shares	Value ($)
Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000%(e)	2,204,868	2,204,868
JPMorgan Tax-Free Money Market Fund, 0.000%(e)	884,983	884,983
Total Money Market Funds (Cost: $3,089,851)		3,089,851
Total Investments (Cost: $178,017,828)		197,414,661
Other Assets & Liabilities, Net		2,658,765
Net Assets		200,073,426

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Variable rate security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $506,800 or 0.25% of net assets.

(d)  Zero coupon bond.

(e)  The rate shown is the seven-day current annualized yield at April 30, 2013.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

FHA  Federal Housing Authority

NPFGC  National Public Finance Guarantee Corporation

RAN  Revenue Anticipation Note

VRDN  Variable Rate Demand Note

XLCA  XL Capital Assurance

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia New York Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia New York Tax-Exempt Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	189,031,970	—	189,031,970
Total Bonds	—	189,031,970	—	189,031,970
Short-Term Securities
Floating Rate Notes	—	4,280,000	—	4,280,000
Municipal Short Term	—	1,012,840	—	1,012,840
Total Short-Term Securities	—	5,292,840	—	5,292,840
Other
Money Market Funds	3,089,851	—	—	3,089,851
Total Other	3,089,851	—	—	3,089,851
Total	3,089,851	194,324,810	—	197,414,661

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia New York Tax-Exempt Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $178,017,828)	$197,414,661
Receivable for:
Investments sold	138,969
Capital shares sold	567,400
Interest	2,769,070
Expense reimbursement due from Investment Manager	767
Trustees' deferred compensation plan	27,102
Total assets	200,917,969
Liabilities
Payable for:
Capital shares purchased	173,358
Dividend distributions to shareholders	553,974
Investment management fees	2,189
Distribution and/or service fees	1,614
Transfer agent fees	17,043
Administration fees	383
Compensation of board members	4,698
Chief compliance officer expenses	17
Other expenses	64,165
Trustees' deferred compensation plan	27,102
Total liabilities	844,543
Net assets applicable to outstanding capital stock	$200,073,426
Represented by
Paid-in capital	$179,425,322
Undistributed net investment income	333,922
Accumulated net realized gain	917,349
Unrealized appreciation (depreciation) on:
Investments	19,396,833
Total — representing net assets applicable to outstanding capital stock	$200,073,426

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia New York Tax-Exempt Fund

Statement of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)

Class A
Net assets	$173,229,039
Shares outstanding	22,460,626
Net asset value per share	$7.71
Maximum offering price per share(a)	$8.09
Class B
Net assets	$1,108,793
Shares outstanding	143,810
Net asset value per share	$7.71
Class C
Net assets	$20,875,516
Shares outstanding	2,707,518
Net asset value per share	$7.71
Class R4
Net assets	$2,531
Shares outstanding	329
Net asset value per share(b)	$7.70
Class R5
Net assets	$2,477
Shares outstanding	322
Net asset value per share	$7.69
Class Z
Net assets	$4,855,070
Shares outstanding	629,927
Net asset value per share	$7.71

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Tax-Exempt Fund

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net investment income
Income:
Dividends	$99
Interest	4,255,122
Total income	4,255,221
Expenses:
Investment management fees	399,856
Distribution and/or service fees
Class A	217,485
Class B	6,177
Class C	102,698
Transfer agent fees
Class A	94,408
Class B	669
Class C	11,143
Class R5(a)	1
Class Z	2,300
Administration fees	69,975
Compensation of board members	12,594
Custodian fees	1,801
Printing and postage fees	26,928
Registration fees	32,207
Professional fees	15,326
Chief compliance officer expenses	83
Other	7,244
Total expenses	1,000,895
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(137,289)
Fees waived by Distributor — Class C	(30,859)
Total net expenses	832,747
Net investment income	3,422,474
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,364,200
Net realized gain	1,364,200
Net change in unrealized appreciation (depreciation) on:
Investments	(1,575,869)
Net change in unrealized appreciation (depreciation)	(1,575,869)
Net realized and unrealized loss	(211,669)
Net increase in net assets resulting from operations	$3,210,805

(a) For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2013(a)(b) (Unaudited)	Year Ended October 31, 2012
Operations
Net investment income	$3,422,474	$7,003,149
Net realized gain	1,364,200	1,469,883
Net change in unrealized appreciation (depreciation)	(1,575,869)	11,251,561
Net increase in net assets resulting from operations	3,210,805	19,724,593
Distributions to shareholders
Net investment income
Class A	(3,000,305)	(6,306,480)
Class B	(16,631)	(55,711)
Class C	(307,831)	(585,801)
Class R4	(10)	—
Class R5	(43)	—
Class Z	(78,772)	(17,711)
Net realized gains
Class A	(964,902)	(267,207)
Class B	(7,428)	(3,562)
Class C	(110,755)	(27,350)
Class R5	(13)	—
Class Z	(5,533)	(8)
Total distributions to shareholders	(4,492,223)	(7,263,830)
Increase (decrease) in net assets from capital stock activity	784,207	6,333,234
Total increase (decrease) in net assets	(497,211)	18,793,997
Net assets at beginning of period	200,570,637	181,776,640
Net assets at end of period	$200,073,426	$200,570,637
Undistributed net investment income	$333,922	$315,040

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Tax-Exempt Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013(a)(b) (Unaudited)		Year Ended October 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,025,377	7,963,227	2,154,954	16,316,878
Distributions reinvested	406,641	3,154,403	656,913	4,974,218
Redemptions	(1,904,241)	(14,771,328)	(2,362,750)	(17,887,399)
Net increase (decrease)	(472,223)	(3,653,698)	449,117	3,403,697
Class B shares
Subscriptions	613	4,762	7,319	55,458
Distributions reinvested	1,847	14,347	4,754	35,836
Redemptions	(37,888)	(292,735)	(135,943)	(1,032,617)
Net decrease	(35,428)	(273,626)	(123,870)	(941,323)
Class C shares
Subscriptions	200,369	1,550,525	725,014	5,461,336
Distributions reinvested	36,960	286,654	52,599	398,568
Redemptions	(139,011)	(1,071,643)	(393,145)	(2,960,844)
Net increase	98,318	765,536	384,468	2,899,060
Class R4 shares
Subscriptions	327	2,499	—	—
Distributions reinvested	2	8	—	—
Net increase	329	2,507	—	—
Class R5 shares
Subscriptions	321	2,500	—	—
Distributions reinvested	1	7	—	—
Net increase	322	2,507	—	—
Class Z shares
Subscriptions	560,923	4,395,604	128,984	982,563
Distributions reinvested	3,428	26,553	2,286	17,613
Redemptions	(62,675)	(481,176)	(3,713)	(28,376)
Net increase	501,676	3,940,981	127,557	971,800
Total net increase	92,994	784,207	837,272	6,333,234

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Tax-Exempt Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2013		Year Ended October 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$7.76		$7.27		$7.34		$7.25		$6.55		$7.49
Income from investment operations:
Net investment income	0.13		0.28		0.29		0.30		0.31		0.31
Net realized and unrealized gain (loss)	(0.01)		0.50		(0.06	)(a)	0.31		0.78		(0.87)
Total from investment operations	0.12		0.78		0.23		0.61		1.09		(0.56)
Less distributions to shareholders:
Net investment income	(0.13)		(0.28)		(0.29)		(0.34)		(0.30)		(0.30)
Net realized gains	(0.04)		(0.01)		(0.01)		(0.18)		(0.09)		(0.08)
Total distributions to shareholders	(0.17)		(0.29)		(0.30)		(0.52)		(0.39)		(0.38)
Net asset value, end of period	$7.71		$7.76		$7.27		$7.34		$7.25		$6.55
Total return	1.60%		10.90%		3.40%		8.86%		17.24%		(7.86%)
Ratios to average net assets(b)
Total gross expenses	0.92	%(c)	0.93%		1.02%		1.12%		1.09%		1.08%
Total net expenses(d)	0.79	%(c)	0.79	%(e)	0.82	%(e)	0.84	%(e)	0.84	%(e)	0.84	%(e)
Net investment income	3.47	%(c)	3.70%		4.04%		4.11%		4.47%		4.29%
Supplemental data
Net assets, end of period (in thousands)	$173,229		$177,945		$163,405		$54,888		$50,469		$42,819
Portfolio turnover	9%		24%		22%		9%		20%		17%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$7.76		$7.27		$7.34		$7.25		$6.55		$7.49
Income from investment operations:
Net investment income	0.10		0.22		0.24		0.24		0.25		0.26
Net realized and unrealized gain (loss)	—		0.50		(0.06	)(a)	0.32		0.78		(0.88)
Total from investment operations	0.10		0.72		0.18		0.56		1.03		(0.62)
Less distributions to shareholders:
Net investment income	(0.11)		(0.22)		(0.24)		(0.29)		(0.24)		(0.24)
Net realized gains	(0.04)		(0.01)		(0.01)		(0.18)		(0.09)		(0.08)
Total distributions to shareholders	(0.15)		(0.23)		(0.25)		(0.47)		(0.33)		(0.32)
Net asset value, end of period	$7.71		$7.76		$7.27		$7.34		$7.25		$6.55
Total return	1.23%		10.08%		2.62%		8.05%		16.38%		(8.54%)
Ratios to average net assets(b)
Total gross expenses	1.67	%(c)	1.70%		1.87%		1.87%		1.84%		1.83%
Total net expenses(d)	1.54	%(c)	1.54	%(e)	1.60	%(e)	1.59	%(e)	1.59	%(e)	1.59	%(e)
Net investment income	2.71	%(c)	2.95%		3.38%		3.38%		3.73%		3.54%
Supplemental data
Net assets, end of period (in thousands)	$1,109		$1,390		$2,202		$4,540		$8,217		$10,084
Portfolio turnover	9%		24%		22%		9%		20%		17%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$7.76		$7.27		$7.34		$7.25		$6.55		$7.49
Income from investment operations:
Net investment income	0.12		0.25		0.26		0.26		0.28		0.28
Net realized and unrealized gain (loss)	(0.01)		0.50		(0.06	)(a)	0.32		0.78		(0.87)
Total from investment operations	0.11		0.75		0.20		0.58		1.06		(0.59)
Less distributions to shareholders:
Net investment income	(0.12)		(0.25)		(0.26)		(0.31)		(0.27)		(0.27)
Net realized gains	(0.04)		(0.01)		(0.01)		(0.18)		(0.09)		(0.08)
Total distributions to shareholders	(0.16)		(0.26)		(0.27)		(0.49)		(0.36)		(0.35)
Net asset value, end of period	$7.71		$7.76		$7.27		$7.34		$7.25		$6.55
Total return	1.38%		10.41%		2.95%		8.37%		16.72%		(8.27%)
Ratios to average net assets(b)
Total gross expenses	1.67	%(c)	1.68%		1.82%		1.87%		1.84%		1.83%
Total net expenses(d)	1.24	%(c)	1.24	%(e)	1.28	%(e)	1.29	%(e)	1.29	%(e)	1.29	%(e)
Net investment income	3.02	%(c)	3.24%		3.64%		3.66%		4.02%		3.84%
Supplemental data
Net assets, end of period (in thousands)	$20,876		$20,240		$16,164		$9,401		$9,031		$8,319
Portfolio turnover	9%		24%		22%		9%		20%		17%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Tax-Exempt Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$7.63
Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain	0.07	(b)
Total from investment operations	0.10
Less distributions to shareholders:
Net investment income	(0.03)
Total distributions to shareholders	(0.03)
Net asset value, end of period	$7.70
Total return	1.34%
Ratios to average net assets(c)
Total gross expenses	0.69	%(d)
Total net expenses(e)	0.53	%(d)
Net investment income	3.68	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	9%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Tax-Exempt Fund

Financial Highlights (continued)

Class R5	Six Months Ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$7.79
Income from investment operations:
Net investment income	0.14
Net realized and unrealized loss	(0.06)
Total from investment operations	0.08
Less distributions to shareholders:
Net investment income	(0.14)
Net realized gains	(0.04)
Total distributions to shareholders	(0.18)
Net asset value, end of period	$7.69
Total return	1.00%
Ratios to average net assets(b)
Total gross expenses	0.64	%(c)
Total net expenses(d)	0.51	%(c)
Net investment income	3.73	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	9%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Tax-Exempt Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$7.76		$7.27		$7.25
Income from investment operations:
Net investment income	0.14		0.30		0.05
Net realized and unrealized gain (loss)	(0.01)		0.50		0.02
Total from investment operations	0.13		0.80		0.07
Less distributions to shareholders:
Net investment income	(0.14)		(0.30)		(0.05)
Net realized gains	(0.04)		(0.01)		—
Total distributions to shareholders	(0.18)		(0.31)		(0.05)
Net asset value, end of period	$7.71		$7.76		$7.27
Total return	1.73%		11.19%		0.96%
Ratios to average net assets(b)
Total gross expenses	0.68	%(c)	0.66%		0.61	%(c)
Total net expenses(d)	0.54	%(c)	0.54	%(e)	0.52	%(c)
Net investment income	3.72	%(c)	3.90%		4.19	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,855		$995		$5
Portfolio turnover	9%		24%		22%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 (commencement of operations) to October 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Tax-Exempt Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia New York Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors. Class R4 shares commenced operations on March 19, 2013.

Class R5 shares are not subject to sales charges and are generally available to investors purchasing through authorized investment professionals and omnibus retirement plans. Class R5 shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are available only to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use

Semiannual Report 2013
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Columbia New York Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASUs). Specifically, the ASUs require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASUs require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2013 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and

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Columbia New York Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2013 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended April 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.11%
Class B	0.11
Class C	0.11
Class R4	0.11
Class R5	0.05
Class Z	0.11

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At March 31, 2013, the Fund's total potential future obligation over the life of the Guaranty is $77,370. The liability remaining at March 31, 2013 for non-recurring charges associated with the lease amounted to $38,545 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

Semiannual Report 2013
27

Columbia New York Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $58,573 for Class A, $28 for Class B and $959 for Class C shares for the six months ended April 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2013 through February 28, 2014		Prior to March 1, 2013
Class A	0.78%		0.79%
Class B	1.53		1.54
Class C	1.53		1.54
Class R4	0.53	*	—
Class R5	0.49		0.52
Class Z	0.53		0.54

*Annual rate is contractual from March 19, 2013 (the commencement of operations of Class R4 shares) through February 28, 2014.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2013, the cost of investments for federal income tax purposes was approximately $178,018,000, and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,872,000
Unrealized depreciation	(475,000)
Net unrealized appreciation	$19,397,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $17,037,610 and $18,656,622, respectively, for the six months ended April 30, 2013.

Note 6. Shareholder Concentration

At April 30, 2013, two unaffiliated shareholder accounts owned an aggregate of 21.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund

Semiannual Report 2013
28

Columbia New York Tax-Exempt Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended April 30, 2013.

Note 8. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
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Semiannual Report 2013
32

Columbia New York Tax-Exempt Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia New York Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR205_10_C01_(06/13)

Semiannual Report

April 30, 2013

Columbia Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Intermediate Municipal Bond Fund

President's Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	28
Statement of Operations	30
Statement of Changes in Net Assets	31
Financial Highlights	33
Notes to Financial Statements	40
Important Information About This Report	45

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Intermediate Municipal Bond Fund (the Fund) Class A shares returned 1.43% excluding sales charges for the six-month period that ended April 30, 2013.

>  The Fund underperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 1.61% for the same six-month period.

Average Annual Total Returns (%) (for period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/25/02
Excluding sales charges		1.43	4.29	5.15	3.95
Including sales charges		-1.86	0.87	4.46	3.45
Class B	11/25/02
Excluding sales charges		1.10	3.61	4.47	3.28
Including sales charges		-1.89	0.61	4.47	3.28
Class C	11/25/02
Excluding sales charges		1.42	4.18	4.96	3.75
Including sales charges		0.42	3.18	4.96	3.75
Class R4*	03/19/13	1.52	4.49	5.37	4.16
Class R5*	11/08/12	1.56	4.53	5.37	4.17
Class T	06/26/00
Excluding sales charges		1.46	4.34	5.20	4.00
Including sales charges		-3.36	-0.58	4.18	3.50
Class Z	06/14/93	1.53	4.50	5.37	4.16
Barclays 3-15 Year Blend Municipal Bond Index		1.61	4.35	5.91	4.85

Returns for Class A are shown with and without the maximum initial sales charge of 3.25% (for the six-month, one-year and five-year periods) and 4.75% (for the 10-year period). (Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.) Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Top Ten States (%) (at April 30, 2013)
New York	15.1
California	11.6
Texas	9.2
Florida	8.4
New Jersey	5.6
Illinois	4.9
Massachusetts	4.8
Pennsylvania	3.2
Colorado	3.2
Rhode Island	2.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

Quality Breakdown (%) (at April 30, 2013)
AAA rating	7.7
AA rating	37.9
A rating	40.6
BBB rating	9.2
Non-investment grade	1.0
Non rated	3.6
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Semiannual Report 2013
3

Columbia Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2012 – April 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,014.30		1,021.12	3.70		3.71	0.74
Class B	1,000.00	1,000.00	1,011.00		1,017.90	6.93		6.95	1.39
Class C	1,000.00	1,000.00	1,014.20		1,020.13	4.69		4.71	0.94
Class R4	1,000.00	1,000.00	1,012.00	*	1,022.32	0.57	*	2.51	0.50	*
Class R5	1,000.00	1,000.00	1,010.30	**	1,022.51	2.18	**	2.31	0.46	**
Class T	1,000.00	1,000.00	1,014.60		1,021.37	3.45		3.46	0.69
Class Z	1,000.00	1,000.00	1,015.30		1,022.12	2.70		2.71	0.54

*For the period March 19, 2013 through April 30, 2013. Class R4 shares commenced operations on March 19, 2013.

**For the period November 8, 2012 through April 30, 2013. Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 96.3%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.5%
Alabama 21st Century Authority Revenue Bonds Series 2012A 06/01/19	5.000%	1,750,000	2,095,712
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A 05/01/19	5.000%	10,000,000	12,199,200
Total			14,294,912
Alaska 0.9%
City of Valdez Refunding Revenue Bonds BP Pipelines Project Series 2003B 01/01/21	5.000%	19,460,000	23,808,142
Arizona 1.6%
Arizona School Facilities Board Certificate of Participation Series 2008 09/01/15	5.500%	7,500,000	8,378,475
City of Tucson Unlimited General Obligation Refunding Bonds Series 1998 07/01/18	5.500%	4,760,000	5,815,054
Maricopa County High School District No. 210-Phoenix Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC) 07/01/15	5.000%	6,300,000	6,905,178
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A 07/01/18	5.000%	3,500,000	4,025,455
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Arizona Public Service Co. Series 2009D(a) 05/01/29	6.000%	10,000,000	10,462,000
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A 01/01/22	5.000%	1,000,000	1,196,140
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM) 10/01/18	5.000%	5,000,000	5,912,550
Total			42,694,852

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arkansas 0.2%
County of Independence Refunding Revenue Bonds Entergy Mississippi, Inc. Project Series 1999 (AMBAC) 07/01/22	4.900%	4,600,000	4,709,664
California 11.2%
California Health Facilities Financing Authority Revenue Bonds St. Joseph Health System Series 2009B 07/01/18	5.000%	10,445,000	12,431,535
California Health Facilities Financing Authority(a) Revenue Bonds Catholic Healthcare West Series 2009F 07/01/27	5.000%	3,000,000	3,155,370
California Municipal Finance Authority Revenue Bonds Biola University Series 2008 10/01/23	5.625%	3,000,000	3,466,680
California State Department of Water Resources Revenue Bonds Power Supply Series 2008H 05/01/21	5.000%	5,000,000	5,997,300
California State Public Works Board Refunding Revenue Bonds Department of Corrections and Rehab Series 2006F (NPFGC/FGIC) 11/01/18	5.250%	4,000,000	4,847,440
Various Capital Projects Series 2012G 11/01/28	5.000%	5,510,000	6,306,636
Revenue Bonds Department of Mental Health Coalinga Series 2004A-A 06/01/19	5.500%	2,000,000	2,111,700
Various Capital Projects Series 2011A 10/01/22	5.250%	3,395,000	4,167,057
Series 2012A 04/01/28	5.000%	10,000,000	11,364,000
California State University Revenue Bonds Systemwide Series 2008A (AGM) 11/01/22	5.000%	5,000,000	5,845,050
City of Fresno Sewer System Revenue Bonds Series 1993A-1 (AMBAC) 09/01/19	5.250%	5,000,000	5,696,400

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Vernon Electric System Revenue Bonds Series 2009A 08/01/21	5.125%	10,435,000	11,920,735
County of Sacramento Airport System Revenue Bonds Series 2009B 07/01/24	5.000%	1,000,000	1,158,400
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 2005 Series 2007E (AGM) 07/01/20	5.000%	6,230,000	7,278,820
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC)(b) 08/01/24	0.000%	5,000,000	3,024,500
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 08/01/21	5.250%	5,600,000	6,843,816
Oakland Unified School District Unlimited General Obligation Bonds Election of 2006 Series 2009A 08/01/29	6.125%	14,500,000	16,515,210
Orange County Public Financing Authority Refunding Revenue Bonds Series 2005 (NPFGC) 07/01/16	5.000%	10,000,000	11,306,700
Oxnard Financing Authority Revenue Bonds Redwood Trunk Sewer & Headworks Series 2004A (NPFGC/FGIC) 06/01/29	5.000%	3,795,000	3,873,784
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC) 05/01/29	5.500%	3,000,000	3,247,740
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM)(b) 09/01/31	0.000%	28,000,000	12,560,800
Sacramento Municipal Utility District Revenue Bonds Cosumnes Project Series 2006 (NPFGC) 07/01/29	5.125%	7,035,000	7,728,370

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airports Commission Revenue Bonds Series 2010A 05/01/29	4.900%	5,000,000	5,670,400
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity(b) 01/01/25	0.000%	22,405,000	16,901,884
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation Election of 2005 Series 2006A (NPFGC)(b) 09/01/20	0.000%	9,310,000	8,105,845
Southern California Public Power Authority Revenue Bonds Project No. 1 Series 2007A 11/01/22	5.250%	2,500,000	2,928,675
Windy Point/Flats Project 1 Series 2010 07/01/28	5.000%	10,000,000	11,701,800
Windy Point/Windy Flats Project Series 2010-1 07/01/30	5.000%	15,875,000	18,435,637
State of California Unlimited General Obligation Bonds Series 2002 (AMBAC) 02/01/18	6.000%	5,000,000	6,160,700
Series 2004A (NPFGC) 07/01/15	5.000%	5,000,000	5,274,750
Various Purpose Series 2009 04/01/22	5.250%	1,000,000	1,218,130
10/01/22	5.250%	25,000,000	30,867,500
Series 2010 03/01/25	5.000%	1,000,000	1,183,300
Series 2011 10/01/19	5.000%	12,000,000	14,661,840
Unlimited General Obligation Refunding Bonds Series 2009A 07/01/20	5.000%	12,500,000	15,216,875
07/01/21	5.250%	1,000,000	1,223,490
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC/FGIC)(b) 08/01/20	0.000%	7,285,000	6,046,477
Total			296,445,346
Colorado 3.1%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007 12/01/17	4.800%	340,000	331,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Department of Transportation Refunding Revenue Bonds Transportation RAN Series 2002B (NPFGC) 06/15/14	5.500%	3,000,000	3,176,580
06/15/15	5.500%	1,000,000	1,107,450
Colorado Health Facilities Authority Refunding Revenue Bonds Covenant Retirement Communities Series 2012A 12/01/27	5.000%	2,500,000	2,731,000
Revenue Bonds Covenant Retirement Communities, Inc. Series 2005 12/01/18	5.000%	1,000,000	1,063,240
Evangelical Lutheran Series 2005 06/01/23	5.250%	500,000	536,695
Colorado Health Facilities Authority(a) Revenue Bonds Catholic Health Initiatives Series 2008D-3 10/01/38	5.500%	5,000,000	5,613,250
Colorado State Board of Governors Refunding Revenue Bonds Series 2013A 03/01/30	5.000%	9,330,000	11,655,223
03/01/31	5.000%	9,560,000	11,899,332
County of Adams Refunding Revenue Bonds Public Service Co. of Colorado Project Series 2005A (NPFGC) 09/01/17	4.375%	11,550,000	12,407,818
Denver Urban Renewal Authority Tax Allocation Bonds Stapleton Senior Series 2013A-1 12/01/20	5.000%	2,700,000	3,255,120
12/01/21	5.000%	3,645,000	4,408,263
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 2000B (NPFGC)(b) 09/01/18	0.000%	1,500,000	1,294,515
North Range Metropolitan District No. 1 Limited General Obligation Refunding Bonds Series 2007 (ACA) 12/15/15	5.000%	365,000	380,279
12/15/17	5.000%	350,000	371,144
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007 12/15/14	5.500%	555,000	564,529

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northwest Parkway Public Highway Authority Prerefunded 06/15/16 Revenue Bonds Capital Appreciation Series 2001C (AMBAC) 06/15/21	5.700%	4,000,000	4,631,200
Regional Transportation District Certificate of Participation Series 2010A 06/01/25	5.000%	10,000,000	11,421,100
University of Colorado Hospital Authority Revenue Bonds Series 2012-A 11/15/27	5.000%	3,750,000	4,382,700
Total			81,230,938
Connecticut 1.3%
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2012B 08/15/18	4.000%	7,000,000	7,842,100
08/15/19	4.000%	5,680,000	6,381,594
City of West Haven Unlimited General Obligation Bonds Series 2012 (AGM) 08/01/19	4.000%	2,000,000	2,175,020
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011 09/01/28	4.375%	3,615,000	3,944,254
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Connecticut State University Series 2012L 11/01/23	4.000%	4,000,000	4,527,560
Revenue Bonds Trinity College Series 1998F (NPFGC) 07/01/21	5.500%	1,000,000	1,208,710
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/22	7.000%	6,941,000	7,913,920
Total			33,993,158
District of Columbia 1.2%
District of Columbia Water & Sewer Authority Revenue Bonds Series 2009A 10/01/24	5.000%	1,000,000	1,181,880

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Revenue Bonds Series 2009C 10/01/25	5.250%	8,920,000	10,561,012
Metropolitan Washington Airports Authority(b) Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM) 10/01/24	0.000%	20,980,000	13,403,283
10/01/25	0.000%	7,500,000	4,529,250
10/01/26	0.000%	5,000,000	2,863,350
Total			32,538,775
Florida 7.9%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B(c) 07/15/32	7.000%	1,835,000	825,401
Citizens Property Insurance Corp. Revenue Bonds Senior Secured Series 2012A-1 06/01/20	5.000%	10,000,000	12,052,800
06/01/21	5.000%	16,965,000	20,524,427
City of Cocoa Water & Sewer Refunding Revenue Bonds Series 2003 (AMBAC) 10/01/19	5.500%	1,000,000	1,239,600
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Accident Investor Series 2008 01/01/19	5.875%	1,785,000	1,998,272
City of Tallahassee Refunding Revenue Bonds Series 2001 (NPFGC/FGIC) 10/01/14	5.500%	1,330,000	1,423,738
10/01/17	5.500%	1,900,000	2,268,714
10/01/18	5.500%	1,000,000	1,224,070
City of Tampa Revenue Bonds Health System Catholic Health East Series 1998A (NPFGC) 11/15/13	5.500%	6,080,000	6,245,437
11/15/14	5.500%	6,000,000	6,404,880
County of Broward Refunding Revenue Bonds Civic Arena Project Series 2006A (AMBAC) 09/01/18	5.000%	2,500,000	2,782,925

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Escambia Refunding Revenue Bonds Series 2003A 04/01/15	4.700%	500,000	533,300
County of Miami-Dade Aviation Revenue Bonds Miami International Airport Series 2010A 10/01/25	5.500%	6,000,000	7,171,560
County of Miami-Dade Water & Sewer System Refunding Revenue Bonds System Series 2008B (AGM) 10/01/21	5.250%	20,000,000	24,812,000
County of Miami-Dade Revenue Bonds Series 2004 (NPFGC) 04/01/24	5.000%	2,445,000	2,637,275
Transit System Sales Surtax Series 2006 (XLCA) 07/01/19	5.000%	5,040,000	5,692,075
County of Osceola Improvement Refunding Revenue Bonds Osceola Parkway Project Series 2004 (NPFGC) 04/01/18	5.000%	1,000,000	1,041,890
Flagler County School District Certificate of Participation Series 2005A (AGM) 08/01/18	5.000%	2,320,000	2,521,121
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds Series 2008A 07/01/14	5.000%	15,000,000	15,824,250
Florida State Department of General Services Refunding Revenue Bonds Florida Facilities Pool Series 2005A (AMBAC) 09/01/21	5.000%	3,000,000	3,346,260
Hillsborough County Industrial Development Authority Revenue Bonds Tampa Electric Series 2007(a) 05/15/18	5.650%	3,425,000	4,077,736
Hillsborough County School Board Certificate of Participation Master Lease Program Series 1998A (NPFGC) 07/01/14	5.500%	2,000,000	2,118,640
Lake County School Board Certificate of Participation Series 2006C (AMBAC) 06/01/18	5.250%	1,500,000	1,775,130

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007 11/15/22	5.000%	7,650,000	8,133,709
Orange County Health Facilities Authority Revenue Bonds Series 1996A Escrowed to Maturity (NPFGC) 10/01/16	6.250%	4,705,000	5,353,584
Unrefunded Revenue Bonds Series 1996A (NPFGC) 10/01/16	6.250%	1,700,000	1,860,293
Orange County School Board Certificate of Participation Series 2005A (NPFGC) 08/01/18	5.000%	1,000,000	1,101,230
Series 2012B 08/01/26	5.000%	6,400,000	7,562,368
Orlando Utilities Commission Prerefunded 10/01/15 Revenue Bonds Series 2005B 10/01/24	5.000%	3,000,000	3,328,470
Refunding Revenue Bonds Series 2013-A 10/01/25	5.000%	13,280,000	17,251,118
Subordinated Series 1989D Escrowed to Maturity 10/01/17	6.750%	1,365,000	1,568,535
Reedy Creek Improvement District Limited General Obligation Bonds Series 2004A (NPFGC) 06/01/17	5.000%	1,000,000	1,042,550
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007 01/01/27	5.500%	4,000,000	4,298,840
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A(d) 10/01/22	5.750%	9,530,000	10,561,146
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2005-21 (NPFGC) 10/01/19	5.000%	1,000,000	1,087,470
State of Florida Unlimited General Obligation Refunding Bonds Public Education Series 2005C 06/01/13	5.000%	11,830,000	11,879,957
Sterling Hill Community Development District Special Assessment Bonds Series 2003B(c)(e) 11/01/10	5.500%	150,000	97,511

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC/FGIC) 10/01/19	5.500%	1,500,000	1,889,955
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC) 10/01/15	5.750%	1,335,000	1,384,916
10/01/20	5.750%	1,000,000	1,107,860
Village Center Community Development District Revenue Bonds Subordinated Series 2003B 01/01/18	6.350%	1,000,000	1,010,400
Total			209,061,413
Georgia 2.4%
City of Atlanta Department of Aviation Revenue Bonds Series 2012-A 01/01/29	5.000%	2,140,000	2,473,348
Series 2012-A 01/01/31	5.000%	2,270,000	2,601,170
City of Atlanta Water & Wastewater Revenue Bonds Series 1999A (NPFGC/FGIC) 11/01/18	5.500%	15,305,000	18,759,492
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/30	6.000%	5,000,000	5,897,950
Gwinnett County Water & Sewerage Authority Revenue Bonds Series 2008 08/01/19	5.000%	1,000,000	1,205,130
State of Georgia Unlimited General Obligation Bonds Series 2007G 12/01/17	5.000%	500,000	598,115
Series 2012A 07/01/31	4.000%	29,765,000	33,016,231
Total			64,551,436
Hawaii 0.5%
State of Hawaii Unlimited General Obligation Bonds Series 2008DK 05/01/22	5.000%	10,750,000	12,709,187

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 4.8%
Chicago Board of Education Unlimited General Obligation Refunding Bonds Dedicated Revenues Series 2005B (AMBAC) 12/01/21	5.000%	5,825,000	6,350,532
Series 2005A (AMBAC) 12/01/22	5.500%	5,000,000	6,227,950
Chicago Transit Authority Revenue Bonds Federal Transit Administration Section 5309 Series 2008A 06/01/16	5.000%	2,500,000	2,787,425
Series 2011 12/01/29	5.250%	4,000,000	4,696,560
City of Chicago O'Hare International Airport Refunding Revenue Bonds General Airport 3rd Lien Series 2005B (NPFGC) 01/01/17	5.250%	10,000,000	11,554,800
Passenger Facility Charge Series 2012A 01/01/28	5.000%	2,590,000	2,953,040
01/01/29	5.000%	2,500,000	2,834,175
01/01/30	5.000%	3,000,000	3,403,440
City of Chicago Limited General Obligation Refunding Bonds Emergency Telephone System Series 1999 (NPFGC/FGIC) 01/01/18	5.250%	7,540,000	8,765,929
Revenue Bonds Asphalt Operating Services- Recovery Zone Facility Series 2010 12/01/18	6.125%	3,670,000	3,940,956
County of Cook Unlimited General Obligation Refunding Bonds Series 2010A 11/15/22	5.250%	12,000,000	14,458,920
Illinois Finance Authority Refunding Revenue Bonds DePaul University Series 2004A 10/01/17	5.375%	1,000,000	1,153,390
10/01/18	5.375%	2,000,000	2,352,600
Revenue Bonds OSF Healthcare System Series 2012A 05/15/24	4.500%	10,350,000	11,572,645
Illinois State Toll Highway Authority Revenue Bonds Senior Priority Series 2006A-1 (AGM) 01/01/18	5.000%	2,000,000	2,269,520

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kendall & Kane Counties Community Unit School District No. 115(b) Unlimited General Obligation Bonds Capital Appreciation Series 2002 Escrowed to Maturity (FGIC) 01/01/17	0.000%	600,000	583,314
Unrefunded Unlimited General Obligation Bonds Capital Appreciation Series 2002 (NPFGC/FGIC) 01/01/17	0.000%	3,050,000	2,868,403
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/19	5.000%	5,000,000	5,931,650
06/01/21	5.250%	12,000,000	14,676,000
State of Illinois Revenue Bonds 2nd Series 2002 (NPFGC/FGIC) 06/15/15	5.500%	1,000,000	1,106,580
Unlimited General Obligation Bonds Series 2005 (AGM) 09/01/17	5.000%	5,000,000	5,420,200
Unlimited General Obligation Refunding Bonds Series 2012 08/01/24	5.000%	6,000,000	6,864,360
State of Illinois(b) Revenue Bonds Capital Appreciation-Civic Center Series 1990B (AMBAC) 12/15/17	0.000%	5,540,000	4,973,978
Total			127,746,367
Indiana 1.6%
Indiana Finance Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B 02/15/24	5.000%	1,000,000	1,096,450
Indiana Power & Light Co. Series 2009B 01/01/16	4.900%	11,000,000	11,980,870
Revenue Bonds 1st Lien-CWA Authority Series 2011A 10/01/25	5.250%	1,750,000	2,141,580
2nd Lien-CWA Authority Series 2011B 10/01/23	5.250%	7,035,000	8,498,491
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005 11/15/25	5.250%	10,640,000	11,068,473

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Toll Road Commission Revenue Bonds Series 1980 Escrowed to Maturity 01/01/15	9.000%	1,035,000	1,138,324
Lake Central Multi-District School Building Corp. Revenue Bonds 1st Mortgage Series 2012-B 07/15/27	5.000%	5,000,000	5,957,000
Total			41,881,188
Iowa 0.2%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C 06/01/17	5.000%	730,000	811,862
Iowa Finance Authority Refunding Revenue Bonds Development-Care Initiatives Project Series 2006A 07/01/18	5.250%	2,695,000	2,883,839
Revenue Bonds Iowa State Revolving Fund Series 2008 08/01/20	5.250%	500,000	611,995
Total			4,307,696
Kansas 0.9%
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A 05/15/24	5.000%	6,000,000	6,107,400
County of Labette Revenue Bonds Capital Accumulator Bonds Series 1982 Escrowed to Maturity(b) 12/01/14	0.000%	2,175,000	2,162,559
Kansas State Department of Transportation Revenue Bonds Series 2004A 03/01/18	5.500%	11,775,000	14,405,888
Kansas Turnpike Authority Revenue Bonds Series 2002 (AGM) 09/01/16	5.250%	1,230,000	1,420,380
Total			24,096,227

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.7%
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds Series 2009A 05/15/21	5.000%	7,445,000	8,920,153
05/15/22	5.000%	7,825,000	9,274,894
Total			18,195,047
Louisiana 0.9%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A 05/01/20	5.000%	4,290,000	5,187,425
Louisiana Stadium & Exposition District Refunding Revenue Bonds Senior Series 2013-A 07/01/24	5.000%	2,000,000	2,393,840
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC) 06/01/16	5.000%	500,000	554,310
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/25	6.000%	4,250,000	4,980,065
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010(a) 12/01/40	4.000%	9,245,000	10,207,497
Total			23,323,137
Maryland 0.7%
Howard County Housing Commission Revenue Bonds Series 2012-A(a) 07/01/34	1.440%	15,000,000	15,000,000
Maryland State Department of Transportation Revenue Bonds Series 2002 02/01/15	5.500%	3,750,000	4,092,787
Total			19,092,787
Massachusetts 4.4%
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan Series 2002D (AMBAC/TCRS/BNY) 08/01/18	5.500%	6,500,000	8,033,155

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Limited General Obligation Refunding Bonds Series 2003D 10/01/17	5.500%	5,000,000	6,059,000
Revenue Bonds Consolidated Loan Series 2005A (AGM) 06/01/16	5.500%	13,615,000	15,672,090
Unlimited General Obligation Bonds Consolidated Loan Series 1998C 08/01/17	5.250%	1,775,000	2,119,883
Unlimited General Obligation Refunding Bonds Series 2004C (AGM) 12/01/16	5.500%	10,000,000	11,775,400
Massachusetts Bay Transportation Authority Revenue Bonds General Transportation Series 1991 Escrowed to Maturity (NPFGC) 03/01/21	7.000%	2,425,000	2,770,344
Unrefunded Revenue Bonds General Transportation Series 1991 (NPFGC) 03/01/21	7.000%	2,395,000	3,145,090
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007 10/01/17	5.000%	695,000	729,771
Massachusetts Health & Educational Facilities Authority Revenue Bonds Boston College Series 2008M-1 06/01/24	5.500%	2,670,000	3,459,839
Caregroup Series 2008E-2 07/01/20	5.375%	9,720,000	11,355,098
07/01/22	5.375%	13,345,000	15,589,896
Harvard University Series 2009A 11/15/19	5.250%	1,000,000	1,234,890
Massachusetts Institute of Technology Series 2009O 07/01/26	5.000%	500,000	594,985
Massachusetts Port Authority Refunding Revenue Bonds Passenger Facility Charge Series 2007D (AGM) 07/01/17	5.000%	8,500,000	9,854,900
Revenue Bonds Series 2010A 07/01/25	5.000%	1,500,000	1,798,605

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Water Pollution Abatement Trust (The) Refunding Revenue Bonds Pool Program Series 2004A 08/01/17	5.250%	2,920,000	3,487,911
Revenue Bonds MWRA Program Subordinated Series 1999A 08/01/19	6.000%	2,500,000	3,234,150
State Revolving Fund Series 2009-14 08/01/24	5.000%	12,530,000	15,163,556
Total			116,078,563
Michigan 1.5%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/26	5.250%	2,000,000	2,290,140
07/01/27	5.250%	1,500,000	1,704,315
Detroit City School District Unlimited General Obligation Bonds School Building & Site Improvement Series 2002A (FGIC) (Qualified School Bond Loan Fund) 05/01/19	6.000%	2,000,000	2,484,540
Dickinson County Economic Development Corp. Refunding Revenue Bonds International Paper Company Projects Series 2004A 11/01/18	4.800%	6,750,000	7,041,735
Michigan Public Power Agency Refunding Revenue Bonds Belle River Project Series 2002A (NPFGC) 01/01/16	5.250%	1,000,000	1,116,160
Saginaw Hospital Finance Authority Refunding Revenue Bonds Covenant Medical Center Series 2004G 07/01/22	5.125%	10,000,000	10,434,000
State of Michigan Trunk Line Refunding Revenue Bonds Series 1998A 11/01/16	5.500%	2,000,000	2,341,200
Series 2005 (AGM) 11/01/17	5.250%	5,050,000	6,034,851
Revenue Bonds Series 2011 11/15/27	5.000%	1,000,000	1,197,360
11/15/28	5.000%	1,000,000	1,192,050
11/15/29	5.000%	1,205,000	1,424,214

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Michigan Unlimited General Obligation Refunding Bonds Series 2001 12/01/15	5.500%	1,250,000	1,412,687
Total			38,673,252
Minnesota 0.1%
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A 11/15/18	6.000%	1,000,000	1,134,670
City of St. Louis Park Revenue Bonds Park Nicollet Health Services Series 2008C 07/01/23	5.500%	750,000	844,688
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006 05/15/23	5.250%	500,000	534,210
State of Minnesota Unlimited General Obligation Bonds Series 2008C 08/01/19	5.000%	500,000	620,815
Total			3,134,383
Missouri 1.1%
City of Fenton Refunding Tax Allocation Bonds Gravois Bluffs Redevelopment Project Series 2006 04/01/21	4.500%	255,000	259,521
City of St. Louis Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM) 07/01/21	5.000%	5,000,000	5,593,050
Missouri Highway & Transportation Commission Revenue Bonds 2nd Lien Series 2007 05/01/17	5.000%	1,000,000	1,171,190
Missouri Joint Municipal Electric Utility Commission Revenue Bonds IATAN 2 Project Series 2009A 01/01/17	4.500%	1,000,000	1,120,020

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds State Revolving Funds Program Series 2004B 01/01/18	5.250%	7,470,000	9,013,377
Missouri State Health & Educational Facilities Authority Revenue Bonds St. Louis University Series 1998 10/01/16	5.500%	1,000,000	1,165,220
Washington University Series 2001A 06/15/16	5.500%	1,000,000	1,155,260
Series 2008A 03/15/18	5.250%	1,000,000	1,211,900
Poplar Bluff Regional Transportation Development District Revenue Bonds Series 2012 12/01/26	3.250%	1,250,000	1,263,787
St. Louis County Industrial Development Authority Revenue Bonds St. Andrews Residence for Seniors Series 2007A 12/01/26	6.250%	7,000,000	7,445,550
Total			29,398,875
Nebraska 0.1%
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC) 04/01/21	5.000%	750,000	891,383
Nebraska Public Power District Revenue Bonds Series 2008B 01/01/20	5.000%	570,000	660,191
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A 07/01/23	5.000%	700,000	821,023
Total			2,372,597
Nevada 1.2%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012 09/01/27	5.000%	3,250,000	3,648,093

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sparks Revenue Bonds Senior Sales Tax Anticipation Series 2008A(d) 06/15/20	6.500%	5,395,000	5,632,650
County of Clark Airport System Revenue Bonds System Subordinated Lien Series 2009C (AGM) 07/01/25	5.000%	8,190,000	9,565,101
County of Clark Limited General Obligation Refunding Bonds Transportation Series 2009A 12/01/28	5.000%	10,740,000	12,214,172
Total			31,060,016
New Hampshire 0.9%
City of Manchester Refunding Revenue Bonds Series 2004 (NPFGC) 06/01/19	5.500%	4,450,000	5,553,066
New Hampshire Business Finance Authority Revenue Bonds Public Service Co. Project Series 2001C (NPFGC) 05/01/21	5.450%	1,500,000	1,500,210
New Hampshire Health & Education Facilities Authority Revenue Bonds Southern New Hampshire Medical Center Series 2007A 10/01/23	5.250%	7,000,000	7,704,270
University System Series 2009A 07/01/23	5.000%	8,370,000	9,730,711
Total			24,488,257
New Jersey 5.4%
Atlantic City Unlimited General Obligation Bonds Series 2008A 02/15/18	5.500%	500,000	577,405
Bergen County Improvement Authority Revenue Bonds Bergen County Utilities Series 2008 12/15/26	5.000%	500,000	565,960
Camden County Improvement Authority Revenue Bonds County Guaranteed Series 2006A (AMBAC) 09/01/21	4.000%	1,140,000	1,240,229

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cape May County Municipal Utilities Authority Refunding Revenue Bonds Series 2002A (AGM) 01/01/16	5.750%	1,000,000	1,136,460
City of Newark Unlimited General Obligation Refunding Bonds General Improvement Series 2010A 10/01/18	4.000%	1,000,000	1,114,740
County of Passaic Unlimited General Obligation Refunding Bonds Series 2003 (AGM) 09/01/16	5.200%	1,500,000	1,717,710
Cumberland County Improvement Authority Revenue Bonds Vineland Local Unit Program Series 2009A 04/15/19	4.000%	750,000	861,690
East Orange Board of Education Certificate of Participation Capital Appreciation Series 1998 (AGM)(b) 02/01/18	0.000%	1,000,000	886,530
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC) 10/01/26	5.500%	750,000	986,557
Essex County Utilities Authority Refunding Revenue Bonds Series 2009 (AGM) 04/01/20	5.000%	1,000,000	1,156,550
Flemington Raritan Regional Board of Education Unlimited General Obligation Bonds Series 2000 (NPFGC/FGIC) 02/01/15	5.700%	400,000	433,840
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC/FGIC) 03/01/20	5.000%	1,205,000	1,487,307
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM) 10/01/24	5.375%	2,000,000	2,523,220
Jersey City Municipal Utilities Authority Refunding Revenue Bonds Series 2007 (NPFGC/FGIC) 01/01/19	5.250%	1,000,000	1,158,810
Manalapan-Englishtown Regional Board Of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC/FGIC) 12/01/20	5.750%	1,325,000	1,740,931

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Senior Series 2005A 01/01/20	5.000%	815,000	494,754
New Jersey Economic Development Authority Refunding Revenue Bonds New Jersey American Water Co. Series 2010A 06/01/23	4.450%	1,000,000	1,119,260
School Facilities-Construction Series 2005K (AMBAC) 12/15/20	5.250%	16,710,000	20,809,966
Series 2009AA 12/15/20	5.250%	1,000,000	1,199,690
Revenue Bonds Cigarette Tax Series 2004 06/15/15	5.375%	4,000,000	4,424,480
06/15/16	5.500%	5,500,000	6,352,445
Liberty State Park Project Series 2005C (AGM) 03/01/19	5.000%	2,000,000	2,156,880
MSU Student Housing Project Series 2010 06/01/21	5.000%	1,000,000	1,154,520
Motor Vehicle Surcharges Series 2004A (NPFGC) 07/01/17	5.250%	1,000,000	1,057,620
Newark Downtown District Management Corp. Series 2007 06/15/27	5.125%	400,000	424,748
New Jersey Economic Development Authority(b) Revenue Bonds Capital Appreciation-Motor Vehicle Surcharges Series 2004 (NPFGC) 07/01/21	0.000%	1,255,000	978,498
New Jersey Educational Facilities Authority Refunding Revenue Bonds Rowan University Series 2008B (AGM) 07/01/23	5.000%	750,000	868,395
New Jersey Health Care Facilities Financing Authority Revenue Bonds Children's Specialized Hospital Series 2005A 07/01/18	5.000%	575,000	603,164
South Jersey Hospital Series 2006 07/01/20	5.000%	1,550,000	1,683,114
St. Josephs Healthcare System Series 2008 07/01/18	6.000%	500,000	562,350

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Higher Education Student Assistance Authority Refunding Revenue Bonds Series 2010-1A 12/01/18	4.300%	680,000	758,452
12/01/25	5.000%	990,000	1,098,969
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2008AA 10/01/28	6.375%	295,000	319,936
New Jersey State Turnpike Authority Revenue Bonds Series 1989 Escrowed to Maturity 01/01/19	6.000%	1,000,000	1,231,940
New Jersey Transit Corp. Certificate of Participation Federal Transit Administration Grants Series 2002A (AMBAC) 09/15/15	5.500%	4,000,000	4,434,160
Subordinated Series 2005A (NPFGC/FGIC) 09/15/17	5.000%	1,000,000	1,137,830
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation Program Series 2012-AA 06/15/27	4.000%	11,850,000	12,721,804
Transportation System Series 2001C (AGM) 12/15/18	5.500%	2,000,000	2,457,480
Series 2003A (AMBAC) 12/15/15	5.500%	4,260,000	4,811,798
Series 2006A 12/15/20	5.250%	1,000,000	1,239,730
12/15/21	5.500%	680,000	858,820
Series 2006A (AGM) 12/15/21	5.500%	4,700,000	5,965,663
12/15/22	5.250%	4,000,000	5,019,160
Series 2010D 12/15/23	5.250%	25,000,000	31,495,250
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM) 01/01/28	5.250%	500,000	654,285
Scotch Plains-Fanwood School District Unlimited General Obligation Refunding Bonds Series 2010 07/15/19	4.000%	845,000	976,161
South Jersey Port Corp. Revenue Bonds Marine Terminal Series 2009P-2 01/01/16	4.000%	1,150,000	1,246,036

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2008A 06/15/21	5.000%	250,000	288,285
06/15/23	5.000%	1,000,000	1,138,770
Series 2009A 06/15/17	5.000%	1,000,000	1,151,450
Tobacco Settlement Financing Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003 06/01/39	6.750%	4,000,000	4,022,440
Total			144,506,242
New Mexico 0.1%
County of Bernalillo Refunding Revenue Bonds Series 1998 04/01/27	5.250%	3,000,000	3,779,430
New York 14.6%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A 11/15/16	5.250%	1,750,000	2,015,598
11/15/17	5.250%	1,250,000	1,477,138
City of New York Unlimited General Obligation Bonds Series 2005G 08/01/20	5.000%	10,000,000	11,171,000
Series 2007D-1 12/01/21	5.000%	5,900,000	6,955,274
Subordinated Series 2008B-1 09/01/22	5.250%	7,200,000	8,667,432
Subordinated Series 2013F-1 03/01/30	5.000%	28,275,000	33,536,412
Metropolitan Transportation Authority Refunding Revenue Bonds Series 2012-F 11/15/25	5.000%	25,000,000	30,052,750
Revenue Bonds Commuter Facilities Series 1993O Escrowed to Maturity 07/01/17	5.500%	3,000,000	3,534,480
Series 2004A (NPFGC/FGIC) 11/15/16	5.250%	3,000,000	3,487,410
11/15/17	5.250%	4,000,000	4,781,760
Series 2007A (AGM) 11/15/20	5.000%	5,000,000	5,826,350
11/15/21	5.000%	3,000,000	3,484,290
Series 2009A 11/15/26	5.300%	710,000	837,395
Series 2012E 11/15/28	5.000%	3,900,000	4,567,719

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe County Industrial Development Agency Refunding Revenue Bonds Highland Hospital of Rochester Series 2005 08/01/14	5.000%	730,000	766,953
08/01/15	5.000%	545,000	592,878
Nassau County Local Economic Assistance Corp. Refunding Revenue Bonds Catholic Health Services Series 2011 07/01/19	5.000%	6,125,000	7,331,809
07/01/20	5.000%	9,390,000	11,318,330
New York City Transitional Finance Authority Building Aid Revenue Bonds Series 2012S-1 07/15/29	5.000%	7,000,000	8,329,720
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Series 2009A-1 05/01/27	5.000%	10,430,000	12,432,247
Subordinated Series 2007C-1 11/01/20	5.000%	10,300,000	12,113,624
Unrefunded Revenue Bonds Future Tax Secured Series 2004 02/01/18	5.250%	5,000	5,185
New York State Dormitory Authority Refunding Revenue Bonds Consolidated Service Contract Series 2009A 07/01/24	5.000%	3,500,000	4,125,380
Revenue Bonds City University System Series 1995A (AMBAC/TCRS) 07/01/16	5.625%	1,245,000	1,358,220
Series 1995A (FGIC) 07/01/16	5.625%	4,965,000	5,416,517
Court Facilities Lease Series 2005A (AMBAC) 05/15/18	5.250%	6,000,000	7,159,740
Mount Sinai School of Medicine Series 2009 07/01/26	5.500%	14,635,000	16,800,980
07/01/27	5.500%	10,675,000	12,167,472
North Shore-Long Island Jewish Health Series 2009A 05/01/30	5.250%	4,750,000	5,302,710
St. Johns University Series 2007C (NPFGC) 07/01/23	5.250%	3,245,000	4,071,761
State University Educational Facilities 3rd General Series 2005A (NPFGC/FGIC) 05/15/17	5.500%	10,000,000	11,844,500
05/15/22	5.500%	6,730,000	8,670,797

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 1993A 05/15/15	5.250%	5,850,000	6,228,320
Series 1993A (AGM) 05/15/15	5.250%	4,000,000	4,249,360
Upstate Community-State Supported Series 2005B (NPFGC/FGIC) 07/01/21	5.500%	6,345,000	8,054,914
New York State Thruway Authority Revenue Bonds 2nd General Series 2005B (AMBAC) 04/01/20	5.500%	10,840,000	13,796,068
2nd General Series 2007B 04/01/19	5.000%	5,000,000	5,891,050
General Revenue Series 2012I 01/01/24	5.000%	8,500,000	10,406,465
Series 2007H (NPFGC/FGIC) 01/01/23	5.000%	1,500,000	1,738,815
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B 01/01/19	5.000%	4,000,000	4,770,680
01/01/20	5.000%	10,460,000	12,418,217
Revenue Bonds State Personal Income Tax-State Facilities Series 2004A-2 (NPFGC) 03/15/20	5.500%	29,450,000	37,513,705
Port Authority of New York & New Jersey Revenue Bonds Consolidated 154th Series 2009 09/01/26	4.750%	1,000,000	1,131,700
Triborough Bridge & Tunnel Authority Prerefunded 11/15/18 Revenue Bonds Subordinated Series 2008D 11/15/22	5.000%	6,165,000	7,531,719
Refunding Revenue Bonds Subordinated Series 2013A 11/15/28	5.000%	16,855,000	20,048,685
Unrefunded Revenue Bonds Subordinated Series 2008D 11/15/22	5.000%	3,835,000	4,458,609
Total			388,442,138
North Carolina 1.5%
Albemarle Hospital Authority Refunding Revenue Bonds Series 2007 10/01/21	5.250%	3,000,000	3,191,040
10/01/27	5.250%	3,700,000	3,828,686
Cape Fear Public Utility Authority Revenue Bonds Series 2008 08/01/20	5.000%	800,000	962,104

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008 07/01/26	5.000%	1,250,000	1,470,300
County of Iredell Certificate of Participation Iredell County School Project Series 2008 (AGM) 06/01/17	5.250%	1,710,000	1,996,528
North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds Series 2008A (AGM) 01/01/19	5.250%	5,415,000	6,391,703
Revenue Bonds Series 2009B 01/01/26	5.000%	17,625,000	20,009,839
North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A 10/01/24	5.500%	1,575,000	1,656,112
State of North Carolina Unlimited General Obligation Refunding Bonds Series 2005B 04/01/17	5.000%	1,000,000	1,171,470
Total			40,677,782
Ohio 1.9%
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012 02/15/24	5.000%	2,000,000	2,389,540
Prairie State Energy Campus Project Series 2008A 02/15/20	5.250%	4,060,000	4,754,950
02/15/22	5.250%	9,810,000	11,414,622
City of Cleveland Limited General Obligation Refunding Bonds Series 2005 (AMBAC) 10/01/16	5.500%	7,710,000	8,904,356
County of Hamilton Sewer System Refunding Revenue Bonds Series 2005A (NPFGC) 12/01/15	5.000%	5,535,000	6,065,585
County of Montgomery Revenue Bonds Catholic Health Initiatives Series 2008D-2(a) 10/01/38	5.250%	8,000,000	8,212,560

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC) 12/01/19	5.250%	2,250,000	2,812,815
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC/FGIC) 02/15/21	5.500%	2,000,000	2,583,020
State of Ohio Refunding Revenue Bonds Cleveland Clinic Health System Series 2011 01/01/25	5.000%	3,750,000	4,394,775
Total			51,532,223
Oklahoma 0.1%
Chickasaw Nation Revenue Bonds Health System Series 2007(d) 12/01/17	5.375%	2,455,000	2,623,462
Cleveland County Justice Authority Revenue Bonds Detention Facility Project Series 2009A 03/01/15	5.000%	1,260,000	1,333,420
Total			3,956,882
Oregon 0.2%
Oregon State Department of Administrative Services Revenue Bonds Series 2009A 04/01/24	5.250%	1,000,000	1,197,070
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC) 06/15/17	5.500%	2,500,000	2,978,700
Total			4,175,770
Pennsylvania 3.2%
City of Philadelphia Unlimited General Obligation Bonds Series 2011 08/01/19	5.250%	3,795,000	4,421,782
Commonwealth of Pennsylvania Unlimited General Obligation Refunding Bonds Series 2002 02/01/15	5.500%	3,000,000	3,270,900
Series 2004 (AGM) 07/01/18	5.375%	12,000,000	14,713,320
Series 2004 (NPFGC) 07/01/16	5.375%	10,000,000	11,527,500

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC/FGIC)(b) 12/01/18	0.000%	1,000,000	861,810
Delaware River Port Authority Refunding Revenue Bonds Port District Project Series 2012 01/01/27	5.000%	1,835,000	2,086,487
Delaware Valley Regioinal Financial Authority Revenue Bonds Series 1997B (AMBAC) 07/01/17	5.600%	2,000,000	2,287,060
Series 2002 07/01/17	5.750%	2,000,000	2,308,980
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC)(b) 09/01/21	0.000%	2,210,000	1,898,611
Northampton County General Purpose Authority Revenue Bonds Saint Luke's Hospital Project Series 2008A 08/15/20	5.000%	3,480,000	3,937,689
08/15/21	5.125%	3,715,000	4,200,922
08/15/22	5.250%	1,965,000	2,215,911
Pennsylvania Turnpike Commission Revenue Bonds Subordinated Series 2011A NONE 04/28/2011 12/01/31	5.625%	8,150,000	9,531,425
Pennsylvania Turnpike Commission(b) Revenue Bonds Capital Appreciation Subordinated Series 2010B-2 12/01/24	0.000%	20,000,000	20,416,000
Total			83,678,397
Puerto Rico 0.5%
Commonwealth of Puerto Rico(f) Unlimited General Obligation Bonds Series 1997 (NPFGC) 07/01/15	6.500%	4,190,000	4,493,356
Unlimited General Obligation Public Improvement Bonds Series 2006B 07/01/16	5.250%	5,000,000	5,287,050
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005L (CIFG/TCRS/AGM)(f) 07/01/18	5.250%	2,000,000	2,210,920
Total			11,991,326

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island 2.5%
City of Cranston Unlimited General Obligation Bonds Series 2008 (AGM) 07/01/26	4.750%	900,000	1,007,253
07/01/27	4.750%	945,000	1,046,994
Unlimited General Obligation Refunding Bonds Series 2005 (AMBAC) 07/15/15	5.000%	2,280,000	2,497,421
Providence Housing Authority Revenue Bonds Capital Fund Series 2008 09/01/24	5.000%	565,000	641,812
09/01/26	5.000%	310,000	348,118
09/01/27	5.000%	690,000	769,985
Rhode Island Clean Water Finance Agency Revenue Bonds Safe Drinking Water Revolving Fund Series 2004A 10/01/18	5.000%	1,000,000	1,065,630
Rhode Island Convention Center Authority Refunding Revenue Bonds Series 2005A (AGM) 05/15/21	5.000%	4,500,000	4,835,385
05/15/22	5.000%	3,525,000	3,780,316
05/15/23	5.000%	5,905,000	6,332,699
Rhode Island Depositors Economic Protection Corp. Revenue Bonds Series 1993A Escrowed to Maturity (AGM) 08/01/21	5.750%	2,165,000	2,841,346
Rhode Island Economic Development Corp. Revenue Bonds Department of Transportation Series 2006A (AMBAC) 06/15/22	5.000%	1,000,000	1,079,540
East Greenwich Free Library Association Series 2004 06/15/14	4.500%	135,000	135,509
06/15/24	5.750%	415,000	418,938
Grant Anticipation-Department of Transportation Series 2009A (AGM) 06/15/21	5.250%	2,000,000	2,382,640
Providence Place Mall Series 2000 07/01/20	6.125%	1,520,000	1,520,578
Series 2008C (AGM) 07/01/17	5.000%	2,245,000	2,553,620
Rhode Island Health & Educational Building Corp. Prerefunded 08/15/14 Revenue Bonds Higher Education Facility Series 2004D (XLCA) 08/15/16	5.500%	1,340,000	1,429,311
08/15/17	5.500%	1,345,000	1,434,644

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds Hospital Financing-Lifespan Obligation Series 2006A (AGM) 05/15/26	5.000%	2,000,000	2,139,640
University of Rhode Island Series 2008A 09/15/28	6.500%	3,000,000	3,624,210
Revenue Bonds Bond Financing Program Series 2009 05/15/25	5.000%	1,515,000	1,782,352
Brown University Series 2007 09/01/18	5.000%	1,000,000	1,173,330
Higher Education-Johnson & Wales Series 1999 (NPFGC) 04/01/15	5.500%	1,000,000	1,075,590
04/01/17	5.500%	1,000,000	1,134,950
04/01/18	5.500%	1,420,000	1,642,017
Hospital Financing-Lifespan Obligation Series 2009A (AGM) 05/15/27	6.125%	400,000	471,016
05/15/30	6.250%	500,000	584,960
New England Institute of Technology Series 2010 03/01/24	5.000%	1,145,000	1,315,422
Providence Public Schools Financing Program Series 2006A (AGM) 05/15/23	5.000%	2,000,000	2,124,880
Series 2007A (AGM) 05/15/22	5.000%	2,000,000	2,213,280
Series 2007C (AGM) 05/15/21	5.000%	1,500,000	1,667,325
Public Schools Financing Program Series 2007B (AMBAC) 05/15/19	4.250%	250,000	251,472
Times2 Academy Series 2004 12/15/24	5.000%	1,500,000	1,544,550
University of Rhode Island Series 2009A (AGM) 09/15/24	4.750%	1,000,000	1,141,590
Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A 12/01/20	4.600%	885,000	964,800
State of Rhode Island Certificate of Participation Lease-Training School Project Series 2005A (NPFGC) 10/01/19	5.000%	1,200,000	1,330,152
Unlimited General Obligation Bonds Consolidated Capital Development Loan Series 2006C (NPFGC) 11/15/18	5.000%	1,000,000	1,143,120

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds Consolidated Capital Development Loan Series 2005A (AGM) 08/01/17	5.000%	2,000,000	2,204,840
Series 2006A (AGM) 08/01/20	4.500%	1,750,000	1,945,475
Total			67,596,710
South Carolina 2.3%
Berkeley County School District Revenue Bonds Securing Assets for Education Series 2003 12/01/18	5.250%	1,000,000	1,028,620
12/01/28	5.000%	7,205,000	7,376,551
Charleston Educational Excellence Finance Corp. Prerefunded 12/01/15 Revenue Bonds Charleston County School District Series 2005 12/01/24	5.250%	10,000,000	11,232,700
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B 10/01/31	5.000%	5,000,000	5,710,100
Dorchester County School District No. 2 Revenue Bonds Growth Remedy Opportunity Tax Hike Series 2004 12/01/17	5.250%	2,000,000	2,153,640
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005 12/01/18	5.500%	5,000,000	6,156,150
Greenville Hospital System Board Refunding Revenue Bonds Series 2012 05/01/28	5.000%	8,440,000	9,741,533
Newberry Investing in Children's Education Revenue Bonds Newberry County School District Project Series 2005 12/01/19	5.250%	1,500,000	1,644,810
South Carolina Jobs-Economic Development Authority Revenue Bonds South Carolina Electric & Gas Co. Project Series 2013 02/01/28	4.000%	10,000,000	10,708,600
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Series 2006A (NPFGC) 01/01/30	5.000%	5,555,000	6,037,396
Total			61,790,100
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority Revenue Bonds Regional Health Series 2011 09/01/19	5.000%	1,250,000	1,490,950
09/01/20	5.000%	1,250,000	1,503,063
09/01/21	5.000%	1,000,000	1,185,230
Total			4,179,243
Tennessee 0.5%
Blount County Public Building Authority Prerefunded 6/01/14 Revenue Bonds Local Government Public Series 2004 (NPFGC/FGIC) 06/01/16	5.000%	815,000	856,842
City of Chattanooga Unlimited General Obligation Refunding Bonds Series 2005A (AGM) 09/01/14	5.000%	4,150,000	4,415,642
County of Overton Unlimited General Obligation Refunding Bonds School Series 2004 (NPFGC) 04/01/16	5.000%	1,000,000	1,056,930
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Improvement Refunding Revenue Bonds Meharry Medical College Series 1996 (AMBAC) 12/01/16	6.000%	5,300,000	5,766,983
Total			12,096,397
Texas 8.6%
Brownwood Independent School District Unlimited General Obligation Refunding Bonds School Building Series 2005 (NPFGC/FGIC) 02/15/17	5.250%	1,310,000	1,405,538
Central Texas Regional Mobility Authority Revenue Bonds Senior Lien Series 2010 01/01/19	5.750%	750,000	896,460
01/01/20	5.750%	1,250,000	1,516,913
Series 2011 01/01/31	5.750%	15,230,000	17,818,034

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City Public Service Board of San Antonio Refunding Revenue Bonds Series 2005 02/01/18	5.000%	10,000,000	10,794,000
City of Austin Electric Utility Revenue Bonds Series 2012 11/15/28	4.000%	3,000,000	3,283,800
City of Austin Refunding Revenue Bonds Subordinated Lien Series 1998 (NPFGC) 05/15/18	5.250%	1,100,000	1,305,513
City of Corpus Christi Utility System Prerefunded 07/15/15 Revenue Bonds Series 2005A (AMBAC) 07/15/19	5.000%	2,000,000	2,201,420
City of El Paso Limited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC) 08/15/14	5.250%	2,000,000	2,127,740
City of Houston Airport System Refunding Revenue Bonds Subordinate Lien Series 2012B 07/01/28	5.000%	7,000,000	8,225,140
City of Houston Utility System Refunding Revenue Bonds 1st Lien Series 2004A (NPFGC/FGIC) 05/15/24	5.250%	5,000,000	5,250,250
City of Houston Prerefunded 03/01/15 Limited General Obligation Bonds Series 2005E (AMBAC) 03/01/20	5.000%	2,525,000	2,737,757
City of Houston(b) Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC) 09/01/17	0.000%	2,000,000	1,852,060
City of Irving Prerefunded 11/15/15 Limited General Obligation Bonds Improvement Series 2005A 11/15/18	5.000%	1,075,000	1,200,291
City of Laredo Limited General Obligation Refunding Bonds Series 2005 (AMBAC) 08/15/20	5.000%	1,065,000	1,175,611

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of McKinney Limited General Obligation Bonds Waterworks & Sewer System Series 2005 (NPFGC/FGIC) 08/15/17	5.250%	1,125,000	1,245,791
Conroe Independent School District Prerefunded 02/15/15 Unlimited General Obligation Bonds Schoolhouse Series 2005C (Permanent School Fund Guarantee) 02/15/19	5.000%	1,650,000	1,787,610
Unlimited General Obligation Bonds School Building Series 2009A 02/15/25	5.250%	1,135,000	1,338,994
County of Williamson Unlimited General Obligation Bonds Series 2005 (NPFGC) 02/15/16	5.000%	1,985,000	2,143,085
Dallas County Community College District Limited General Obligation Bonds Series 2009 02/15/20	5.000%	750,000	914,633
Dallas-Fort Worth International Airport Refunding Revenue Bonds Joint Series 2012B 11/01/28	5.000%	21,280,000	24,304,526
Dickinson Independent School District Unlimited General Obligation Bonds Series 2006 (Permanent School Fund Guarantee) 02/15/20	5.000%	2,405,000	2,696,029
Dripping Springs Independent School District Unlimited General Obligation Bonds School Building Series 2008 (Permanent School Fund Guarantee) 02/15/26	5.000%	1,000,000	1,140,340
Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee)(b) 02/15/22	0.000%	2,000,000	1,687,060
Gulf Coast Waste Disposal Authority Refunding Revenue Bonds Series 2002A AMT(g) 08/01/24	6.100%	5,750,000	5,773,632
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008 05/01/18	4.700%	12,000,000	13,320,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A 05/15/31	6.500%	1,000,000	1,245,990
Houston Independent School District Limited General Obligation Refunding Bonds Limited Tax Series 2007 (Permanent School Fund Guarantee) 02/15/25	4.500%	5,000,000	5,593,500
La Joya Independent School District Unlimited General Obligation Refunding Bonds Series 2005 (Permanent School Fund Guarantee) 02/15/20	5.000%	1,000,000	1,080,720
Lewisville Independent School District Unlimited General Obligation Bonds School Building Series 2009 08/15/21	5.000%	1,000,000	1,218,470
Lower Colorado River Authority Refunding Revenue Bonds 5th Supplemental Series 1993 Escrowed to Maturity 01/01/16	5.375%	2,100,000	2,369,325
LCRA Transmission Services Corp. Project Series 2011 05/15/27	5.000%	11,195,000	13,020,904
North Central Texas Health Facility Development Corp. Revenue Bonds Hospital-Presbyterian Healthcare Series 1996B Escrowed to Maturity (NPFGC) 06/01/16	5.500%	9,645,000	10,538,320
North Harris County Regional Water Authority Revenue Bonds Senior Lien Series 2008 12/15/20	5.250%	4,415,000	5,259,457
North Texas Tollway Authority Refunding Revenue Bonds System-1st Tier Series 2008A 01/01/22	6.000%	14,000,000	16,656,220
North Texas Tollway Authority(a) Refunding Revenue Bonds System-1st Tier Series 2008E-3 01/01/38	5.750%	9,350,000	10,567,183
SA Energy Acquisition Public Facility Corp. Revenue Bonds Gas Supply Series 2007 08/01/16	5.250%	4,450,000	4,950,491

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012 10/01/21	5.000%	2,300,000	2,764,048
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A 08/15/20	5.125%	2,000,000	2,219,680
08/15/24	5.750%	1,590,000	1,809,611
Southwest Higher Education Authority, Inc. Revenue Bonds Southern Methodist University Project Series 2009 10/01/26	5.000%	1,000,000	1,197,990
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee) 08/15/21	5.000%	750,000	904,200
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Obligation Group Series 2007 05/15/27	5.125%	3,750,000	3,842,963
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990 10/01/20	7.375%	3,000,000	4,147,230
Texas Public Finance Authority Revenue Bonds Stephen F. Austin State University Financing Series 2005 (NPFGC) 10/15/19	5.000%	2,000,000	2,214,780
Trinity River Authority Improvement Refunding Revenue Bonds Tarrant County Water Project Series 2005 (NPFGC) 02/01/17	5.000%	1,000,000	1,100,520
02/01/18	5.000%	1,000,000	1,100,520
University of Houston Refunding Revenue Bonds Series 2009 02/15/21	5.000%	1,000,000	1,192,990
University of Texas System Prerefunded 02/15/17 Revenue Bonds Financing System Series 2006D 08/15/18	5.000%	8,455,000	9,815,156
Refunding Revenue Bonds Financing System Series 2004A 08/15/17	5.250%	2,000,000	2,384,560

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds Financing System Series 2006D 08/15/18	5.000%	1,545,000	1,784,212
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009 09/01/22	5.000%	750,000	845,625
West Harris County Regional Water Authority Revenue Bonds Series 2009 12/15/25	5.000%	1,000,000	1,167,800
Total			229,134,692
Utah 0.9%
Intermountain Power Agency Refunding Revenue Bonds Subordinated Series 2007A (AMBAC) 07/01/17	5.000%	15,000,000	17,602,050
Utah State Building Ownership Authority Refunding Revenue Bonds State Facilities Master Lease Program Series 1998C Escrowed to Maturity (AGM) 05/15/14	5.500%	5,000,000	5,269,150
Total			22,871,200
Virgin Islands —%
Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A(f) 07/01/21	4.000%	625,000	648,381
Virginia 1.3%
Augusta County Industrial Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003 09/01/18	5.250%	1,500,000	1,776,390
Dullles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012 03/01/26	4.250%	1,000,000	993,110
Virginia College Building Authority Revenue Bonds Public Higher Education Financing Program Series 2009A 09/01/24	5.000%	1,000,000	1,184,150
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012 03/01/30	5.000%	1,500,000	1,569,570

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Public School Authority Refunding Revenue Bonds School Financing 1997 Resolution Series 2005B 08/01/16	5.250%	13,995,000	16,117,342
Revenue Bonds School Financing 1997 Resolution Series 2005C 08/01/16	5.000%	6,285,000	6,922,424
Virginia Resources Authority Revenue Bonds State Revolving Fund Series 2009 10/01/22	5.000%	500,000	616,070
Subordinated Series 2008 10/01/19	5.000%	1,000,000	1,211,080
Subordinated Revenue Bonds Clean Water State Revolving Fund Series 2007 10/01/17	5.000%	3,760,000	4,464,173
Total			34,854,309
Washington 0.9%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC/FGIC)(b) 12/01/16	0.000%	1,000,000	970,790
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D 07/01/22	5.000%	1,000,000	1,159,440
State of Washington Unlimited General Obligation Bonds Motor Vehicle Fuel Series 2010B 08/01/26	5.000%	18,270,000	21,788,437
Series 2008D 01/01/20	5.000%	1,000,000	1,180,520
Total			25,099,187
West Virginia 0.2%
West Virginia Hospital Finance Authority Revenue Bonds Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity 09/01/23	6.500%	3,980,000	5,272,306
Wisconsin 1.5%
City of Sheboygan Refunding Revenue Bonds Wisconsin Power Series 2006 (FGIC) 09/01/15	5.000%	5,600,000	6,094,536

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Wisconsin Revenue Bonds Series 2009A 05/01/22	5.000%	1,000,000	1,175,110
05/01/23	5.125%	14,000,000	16,802,240
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds Series 2013A 04/01/22	5.000%	695,000	847,733
04/01/23	5.000%	650,000	794,710
04/01/24	5.000%	815,000	981,879
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds Wheaton Healthcare Series 2006B 08/15/23	5.125%	13,065,000	14,445,187
Total			41,141,395
Total Municipal Bonds (Cost: $2,306,422,501)			2,557,310,325

Floating Rate Notes 1.5%

Issue Description	Effective Yield	Amount Payable at Maturity ($)	Value ($)
California 0.2%
City of Fremont Certificate of Participation Refinancing Project VRDN Series 2012-B (Wells Fargo Bank)(a)(h) 08/01/30	0.170%	5,000,000	5,000,000
Colorado —%
Colorado Educational & Cultural Facilities Authority Revenue Bonds Flying J Ranch LLC VRDN Series 2006 (U.S. Bank)(a)(h) 03/01/36	0.150%	800,000	800,000
Florida 0.4%
University Athletic Association, Inc. Revenue Bonds VRDN Series 2001(a) 10/01/31	0.110%	10,035,000	10,035,000
Massachusetts 0.3%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Partners Healthcare System VRDN Series 2003D-6(a) 07/01/17	0.120%	9,790,000	9,790,000

Floating Rate Notes (continued)

Issue Description	Effective Yield	Amount Payable at Maturity ($)	Value ($)
New York 0.2%
Triborough Bridge & Tunnel Authority Revenue Bonds General VRDN Series 2005A-3 (U.S. Bank)(a)(h) 11/01/35	0.180%	5,000,000	5,000,000
Texas 0.4%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Methodist Hospitals of Dallas VRDN Series 2008A (JPMorgan Chase Bank)(a)(h) 10/01/41	0.170%	10,000,000	10,000,000
Total Floating Rate Notes (Cost: $40,625,000)			40,625,000

Money Market Funds 1.3%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(i)	12,919,045	12,919,045
JPMorgan Tax-Free Money Market Fund, 0.000%(i)	21,366,249	21,366,249
Total Money Market Funds (Cost: $34,285,294)		34,285,294
Total Investments (Cost: $2,381,332,795)		2,632,220,619
Other Assets & Liabilities, Net		25,199,168
Net Assets		2,657,419,787

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Zero coupon bond.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2013 was $922,912, representing 0.03% of net assets. Information concerning such security holdings at April 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 07/15/32 7.000%	07/23/08	1,835,000
Sterling Hill Community Development District Special Assessment Bonds Series 2003B 11/01/2010 5.500%	10/23/03	149,141

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $18,817,258 or 0.71% of net assets.

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2013, the value of these securities amounted to $97,511, which represents less than 0.001% of net assets.

(f)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2013, the value of these securities amounted to $12,639,707 or 0.48% of net assets.

(g)  Income from this security may be subject to alternative minimum tax.

(h)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(i)  The rate shown is the seven-day current annualized yield at April 30, 2013.

Abbreviation Legend

ACA  ACA Financial Guaranty Corporation

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BHAC  Berkshire Hathaway Assurance Corporation

BNY  Bank of New York

CIFG  IXIS Financial Guaranty

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

RAN  Revenue Anticipation Note

TCRS  Transferable Custodial Receipts

VRDN  Variable Rate Demand Note

XLCA  XL Capital Assurance

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Columbia Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	2,557,310,325	—	2,557,310,325
Total Bonds	—	2,557,310,325	—	2,557,310,325
Short-Term Securities
Floating Rate Notes	—	40,625,000	—	40,625,000
Total Short-Term Securities	—	40,625,000	—	40,625,000
Other
Money Market Funds	34,285,294	—	—	34,285,294
Total Other	34,285,294	—	—	34,285,294
Total	34,285,294	2,597,935,325	—	2,632,220,619

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
27

Columbia Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $2,381,332,795)	$2,632,220,619
Receivable for:
Capital shares sold	1,803,716
Interest	33,641,791
Expense reimbursement due from Investment Manager	9,215
Prepaid expenses	8,402
Trustees' deferred compensation plan	176,784
Total assets	2,667,860,527
Liabilities
Payable for:
Capital shares purchased	2,360,385
Dividend distributions to shareholders	7,111,499
Investment management fees	28,249
Distribution and/or service fees	1,963
Transfer agent fees	427,723
Administration fees	4,571
Compensation of board members	263,455
Chief compliance officer expenses	237
Other expenses	65,874
Trustees' deferred compensation plan	176,784
Total liabilities	10,440,740
Net assets applicable to outstanding capital stock	$2,657,419,787
Represented by
Paid-in capital	$2,420,899,524
Undistributed net investment income	1,500,354
Accumulated net realized loss	(15,867,915)
Unrealized appreciation (depreciation) on:
Investments	250,887,824
Total — representing net assets applicable to outstanding capital stock	$2,657,419,787

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
28

Columbia Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)

Class A
Net assets	$220,458,009
Shares outstanding	19,998,231
Net asset value per share	$11.02
Maximum offering price per share(a)	$11.39
Class B
Net assets	$1,367,824
Shares outstanding	124,109
Net asset value per share	$11.02
Class C
Net assets	$59,269,508
Shares outstanding	5,375,738
Net asset value per share	$11.03
Class R4
Net assets	$2,527
Shares outstanding	229
Net asset value per share(b)	$11.02
Class R5
Net assets	$2,493
Shares outstanding	226
Net asset value per share(b)	$11.01
Class T
Net assets	$18,995,374
Shares outstanding	1,723,199
Net asset value per share	$11.02
Maximum offering price per share(a)	$11.57
Class Z
Net assets	$2,357,324,052
Shares outstanding	213,730,702
Net asset value per share	$11.03

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25% for Class A and 4.75% for Class T.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
29

Columbia Intermediate Municipal Bond Fund

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Net investment income
Income:
Dividends	$892
Interest	51,615,390
Total income	51,616,282
Expenses:
Investment management fees	5,269,404
Distribution and/or service fees
Class A	215,360
Class B	7,189
Class C	239,857
Class T	14,591
Transfer agent fees
Class A	203,335
Class B	1,594
Class C	53,284
Class R5(a)	1
Class T	18,357
Class Z	2,291,151
Administration fees	853,462
Compensation of board members	79,881
Custodian fees	10,125
Printing and postage fees	39,431
Registration fees	79,309
Professional fees	45,760
Chief compliance officer expenses	1,139
Other	32,042
Total expenses	9,455,272
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,624,349)
Fees waived by Distributor — Class C	(127,037)
Total net expenses	7,703,886
Net investment income	43,912,396
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	5,302,878
Net realized gain	5,302,878
Net change in unrealized appreciation (depreciation) on:
Investments	(7,193,472)
Net change in unrealized appreciation (depreciation)	(7,193,472)
Net realized and unrealized loss	(1,890,594)
Net increase in net assets resulting from operations	$42,021,802

(a) For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
30

Columbia Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six months ended April 30, 2013(a)(b) (Unaudited)	Year ended October 31, 2012
Operations
Net investment income	$43,912,396	$90,061,128
Net realized gain (loss)	5,302,878	(19,837,666)
Net change in unrealized appreciation (depreciation)	(7,193,472)	132,396,839
Net increase in net assets resulting from operations	42,021,802	202,620,301
Distributions to shareholders
Net investment income
Class A	(3,287,721)	(6,493,716)
Class B	(20,314)	(58,722)
Class C	(804,184)	(1,329,944)
Class R4	(9)	—
Class R5	(39)	—
Class T	(301,783)	(656,047)
Class Z	(39,478,415)	(81,612,772)
Total distributions to shareholders	(43,892,465)	(90,151,201)
Increase (decrease) in net assets from capital stock activity	(104,127,846)	179,725,667
Proceeds from regulatory settlements (Note 6)	—	4,227
Total increase (decrease) in net assets	(105,998,509)	292,198,994
Net assets at beginning of period	2,763,418,296	2,471,219,302
Net assets at end of period	$2,657,419,787	$2,763,418,296
Undistributed net investment income	$1,500,354	$1,480,423

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
31

Columbia Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six months ended April 30, 2013(a)(b) (Unaudited)		Year ended October 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	2,420,100	26,687,830	3,755,163	40,921,751
Distributions reinvested	222,957	2,456,494	410,721	4,482,131
Redemptions	(1,877,327)	(20,676,801)	(2,670,991)	(29,076,371)
Net increase	765,730	8,467,523	1,494,893	16,327,511
Class B shares
Subscriptions	5,833	64,583	33,433	361,732
Distributions reinvested	1,066	11,745	3,143	34,222
Redemptions(c)	(49,778)	(548,451)	(105,809)	(1,153,859)
Net decrease	(42,879)	(472,123)	(69,233)	(757,905)
Class C shares
Subscriptions	1,007,481	11,120,351	1,902,465	20,750,735
Distributions reinvested	53,229	586,594	81,625	891,224
Redemptions	(554,911)	(6,105,694)	(478,499)	(5,218,100)
Net increase	505,799	5,601,251	1,505,591	16,423,859
Class R4 shares
Subscriptions	228	2,500	—	—
Distributions reinvested	1	7	—	—
Net increase	229	2,507	—	—
Class R5 shares
Subscriptions	225	2,500	—	—
Distributions reinvested	1	7	—	—
Net increase	226	2,507	—	—
Class T shares
Subscriptions	5,442	59,833	8,780	95,622
Distributions reinvested	19,074	210,179	41,479	452,314
Redemptions	(123,898)	(1,361,068)	(100,424)	(1,086,501)
Net decrease	(99,382)	(1,091,056)	(50,165)	(538,565)
Class Z shares
Subscriptions	21,468,934	236,640,323	43,078,479	469,076,802
Distributions reinvested	255,013	2,812,129	469,549	5,127,586
Redemptions	(32,292,535)	(356,090,907)	(29,912,911)	(325,933,621)
Net increase (decrease)	(10,568,588)	(116,638,455)	13,635,117	148,270,767
Total net increase (decrease)	(9,438,865)	(104,127,846)	16,516,203	179,725,667

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
32

Columbia Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six months ended April 30, 2013		Year ended October 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.03		$10.56		$10.58		$10.22		$9.62		$10.22
Income from investment operations:
Net investment income	0.17		0.35		0.37		0.36		0.37		0.38
Net realized and unrealized gain (loss)	(0.01)		0.47		(0.02)		0.36		0.60		(0.60)
Total from investment operations	0.16		0.82		0.35		0.72		0.97		(0.22)
Less distributions to shareholders:
Net investment income	(0.17)		(0.35)		(0.37)		(0.36)		(0.37)		(0.38)
Total distributions to shareholders	(0.17)		(0.35)		(0.37)		(0.36)		(0.37)		(0.38)
Proceeds from regulatory settlements	—		0.00	(a)	—		0.00	(a)	0.00	(a)	—
Net asset value, end of period	$11.02		$11.03		$10.56		$10.58		$10.22		$9.62
Total return	1.43%		7.88%		3.43%		7.13%		10.19%		(2.25%)
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	0.86%		0.86%		0.75%		0.74%		0.72%
Total net expenses(d)	0.74	%(c)	0.74	%(e)	0.73	%(e)	0.75	%(e)	0.73	%(e)	0.70	%(e)
Net investment income	3.05	%(c)	3.22%		3.52%		3.43%		3.66%		3.76%
Supplemental data
Net assets, end of period (in thousands)	$220,458		$212,161		$187,355		$98,208		$85,642		$78,126
Portfolio turnover	10%		10%		9%		13%		23%		14%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
33

Columbia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six months ended April 30 2013,		Year ended October 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.03		$10.56		$10.58		$10.22		$9.62		$10.22
Income from investment operations:
Net investment income	0.13		0.28		0.30		0.29		0.30		0.32
Net realized and unrealized gain (loss)	(0.01)		0.47		(0.02)		0.36		0.60		(0.60)
Total from investment operations	0.12		0.75		0.28		0.65		0.90		(0.28)
Less distributions to shareholders:
Net investment income	(0.13)		(0.28)		(0.30)		(0.29)		(0.30)		(0.32)
Total distributions to shareholders	(0.13)		(0.28)		(0.30)		(0.29)		(0.30)		(0.32)
Proceeds from regulatory settlements	—		0.00	(a)	—		0.00	(a)	0.00	(a)	—
Net asset value, end of period	$11.02		$11.03		$10.56		$10.58		$10.22		$9.62
Total return	1.10%		7.17%		2.76%		6.44%		9.48%		(2.88%)
Ratios to average net assets(b)
Total gross expenses	1.51	%(c)	1.51%		1.52%		1.40%		1.39%		1.37%
Total net expenses(d)	1.39	%(c)	1.39	%(e)	1.40	%(e)	1.40	%(e)	1.38	%(e)	1.35	%(e)
Net investment income	2.40	%(c)	2.58%		2.85%		2.80%		3.03%		3.11%
Supplemental data
Net assets, end of period (in thousands)	$1,368		$1,842		$2,494		$3,285		$5,294		$5,874
Portfolio turnover	10%		10%		9%		13%		23%		14%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
34

Columbia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six months ended April 30, 2013		Year ended October 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.03		$10.56		$10.58		$10.22		$9.62		$10.22
Income from investment operations:
Net investment income	0.16		0.33		0.35		0.34		0.35		0.36
Net realized and unrealized gain (loss)	(0.00	)(a)	0.47		(0.02)		0.36		0.60		(0.60)
Total from investment operations	0.16		0.80		0.33		0.70		0.95		(0.24)
Less distributions to shareholders:
Net investment income	(0.16)		(0.33)		(0.35)		(0.34)		(0.35)		(0.36)
Total distributions to shareholders	(0.16)		(0.33)		(0.35)		(0.34)		(0.35)		(0.36)
Proceeds from regulatory settlements	—		0.00	(a)	—		0.00	(a)	0.00	(a)	—
Net asset value, end of period	$11.03		$11.03		$10.56		$10.58		$10.22		$9.62
Total return	1.42%		7.66%		3.22%		6.92%		9.97%		(2.45%)
Ratios to average net assets(b)
Total gross expenses	1.51	%(c)	1.51%		1.52%		1.40%		1.39%		1.37%
Total net expenses(d)	0.94	%(c)	0.94	%(e)	0.93	%(e)	0.95	%(e)	0.93	%(e)	0.90	%(e)
Net investment income	2.85	%(c)	3.01%		3.33%		3.23%		3.45%		3.56%
Supplemental data
Net assets, end of period (in thousands)	$59,270		$53,729		$35,541		$21,903		$17,304		$12,625
Portfolio turnover	10%		10%		9%		13%		23%		14%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
35

Columbia Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six months ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.93
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gain	0.09	(b)
Total from investment operations	0.13
Less distributions to shareholders:
Net investment income	(0.04)
Total distributions to shareholders	(0.04)
Net asset value, end of period	$11.02
Total return	1.20%
Ratios to average net assets(c)
Total gross expenses	0.54	%(d)
Total net expenses(e)	0.50	%(d)
Net investment income	3.37	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	10%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
36

Columbia Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R5	Six months ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$11.07
Income from investment operations:
Net investment income	0.17
Net realized and unrealized loss	(0.06)
Total from investment operations	0.11
Less distributions to shareholders:
Net investment income	(0.17)
Total distributions to shareholders	(0.17)
Net asset value, end of period	$11.01
Total return	1.03%
Ratios to average net assets(b)
Total gross expenses	0.49	%(c)
Total net expenses(d)	0.46	%(c)
Net investment income	3.31	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	10%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
37

Columbia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six months ended April 30, 2013		Year ended October 31,
Class T	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.03		$10.56		$10.58		$10.22		$9.62		$10.22
Income from investment operations:
Net investment income	0.17		0.36		0.37		0.36		0.37		0.39
Net realized and unrealized gain (loss)	(0.01)		0.47		(0.01)		0.36		0.60		(0.60)
Total from investment operations	0.16		0.83		0.36		0.72		0.97		(0.21)
Less distributions to shareholders:
Net investment income	(0.17)		(0.36)		(0.38)		(0.36)		(0.37)		(0.39)
Total distributions to shareholders	(0.17)		(0.36)		(0.38)		(0.36)		(0.37)		(0.39)
Proceeds from regulatory settlements	—		0.00	(a)	—		0.00	(a)	0.00	(a)	—
Net asset value, end of period	$11.02		$11.03		$10.56		$10.58		$10.22		$9.62
Total return	1.46%		7.93%		3.48%		7.19%		10.25%		(2.20%)
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.81%		0.81%		0.70%		0.69%		0.67%
Total net expenses(d)	0.69	%(c)	0.69	%(e)	0.68	%(e)	0.70	%(e)	0.68	%(e)	0.65	%(e)
Net investment income	3.10	%(c)	3.28%		3.56%		3.49%		3.72%		3.81%
Supplemental data
Net assets, end of period (in thousands)	$18,995		$20,105		$19,780		$10,243		$10,462		$10,786
Portfolio turnover	10%		10%		9%		13%		23%		14%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
38

Columbia Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six months ended April 30, 2013		Year ended October 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.04		$10.57		$10.58		$10.22		$9.62		$10.22
Income from investment operations:
Net investment income	0.18		0.37		0.39		0.38		0.39		0.40
Net realized and unrealized gain (loss)	(0.01)		0.47		(0.01)		0.36		0.60		(0.60)
Total from investment operations	0.17		0.84		0.38		0.74		0.99		(0.20)
Less distributions to shareholders:
Net investment income	(0.18)		(0.37)		(0.39)		(0.38)		(0.39)		(0.40)
Total distributions to shareholders	(0.18)		(0.37)		(0.39)		(0.38)		(0.39)		(0.40)
Proceeds from regulatory settlements	—		0.00	(a)	—		0.00	(a)	0.00	(a)	—
Net asset value, end of period	$11.03		$11.04		$10.57		$10.58		$10.22		$9.62
Total return	1.53%		8.07%		3.69%		7.35%		10.41%		(2.05%)
Ratios to average net assets(b)
Total gross expenses	0.66	%(c)	0.66%		0.66%		0.55%		0.54%		0.52%
Total net expenses(d)	0.54	%(c)	0.54	%(e)	0.54	%(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)
Net investment income	3.25	%(c)	3.42%		3.74%		3.64%		3.87%		3.96%
Supplemental data
Net assets, end of period (in thousands)	$2,357,324		$2,475,582		$2,226,049		$2,365,718		$2,384,815		$2,310,978
Portfolio turnover	10%		10%		9%		13%		23%		14%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
39

Columbia Intermediate Municipal Bond Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5, Class T and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors. Class R4 shares commenced operations on March 19, 2013.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans. Class R5 shares commenced operations on November 8, 2012.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class Z shares are not subject to sales charges, and are available only to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good

Semiannual Report 2013
40

Columbia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASUs). Specifically, the ASUs require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASUs require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2013 was 0.39% of the Fund's average daily net assets.

Semiannual Report 2013
41

Columbia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2013 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended April 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.10
Class R5	0.05
Class T	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.65% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.20% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder

Semiannual Report 2013
42

Columbia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The shareholder services fee for the six months ended April 30, 2013 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $111,713 for Class A, $151 for Class B, $3,297 for Class C and $1,420 for Class T shares for the six months ended April 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through February 28, 2014
Class A	0.74%
Class B	1.39
Class C	1.39
Class R4	0.54
Class R5	0.45
Class T	0.69
Class Z	0.54

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2013, the cost of investments for federal income tax purposes was approximately $2,381,333,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$253,260,000
Unrealized depreciation	(2,372,000)
Net unrealized appreciation	250,888,000

The following capital loss carryforward, determined as of October 31, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	832,773
2018	62,558
Unlimited long-term	19,899,605
Total	20,794,936

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $260,441,621 and $343,696,652, respectively, for the six months ended April 30, 2013.

Semiannual Report 2013
43

Columbia Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Note 6. Regulatory Settlements

During the year ended October 31, 2012, the Fund received $4,227 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Shareholder Concentration

At April 30, 2013, one unaffiliated shareholder account owned 83.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended April 30, 2013.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
44

Columbia Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
45

Columbia Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR167_10_C01_(06/13)

Semiannual Report

April 30, 2013

Columbia International Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia International Bond Fund

President's Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia International Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	23
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia International Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia International Bond Fund (the Fund) Class A shares returned 0.94% excluding sales charges for the six months ended April 30, 2013.

>  The Fund outperformed its primary benchmark, the Citigroup Non-U.S. Dollar World Government Bond (All Maturities) Index — Unhedged (Citigroup Non-U.S. WGBI) which returned -4.23% for the same six-month period.

>  The Fund underperformed its Blended Benchmark, which returned 1.09% for the same six months.

Average Annual Total Returns (%) (for period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class A	12/01/08
Excluding sales charges		0.94	3.65	5.86
Including sales charges		-3.86	-1.29	4.69
Class C	12/01/08
Excluding sales charges		0.48	2.80	5.04
Including sales charges		-0.52	1.80	5.04
Class I*	09/27/10	1.11	3.97	6.03
Class W*	06/18/12	0.94	3.56	5.39
Class Z	12/01/08	1.06	3.91	6.12
Citigroup Non-U.S. WGBI		-4.23	-2.51	4.80
Blended Benchmark		1.09	3.55	7.78

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Citigroup Non-U.S. WGBI is calculated on a market-weighted basis and includes investment-grade, fixed-rate bonds, issued by governments outside of the United States (currently, 21 countries), with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million.

The Blended Benchmark, a weighted custom composite, established by the Investment Manager, consists of a 60% weighting in the Citigroup World Government Bond (excluding the U.S. and Japan) Index (the Citigroup WGBI — ex U.S./Japan), a 20% weighting in the Citigroup Japan Government Bond Index (the Citigroup Japan GBI) and a 20% weighting in the JPMorgan Government Bond Index — Emerging Markets Global Diversified Composite (the JPM GBI EM — Global Diversified). The Citigroup WGBI — ex U.S./Japan has the same calculation and inclusion criteria as the Fund's primary benchmark, the Citigroup Non-U.S. WGBI — Unhedged, while excluding issues from the United States and also Japan. The Citigroup Japan GBI is a market-weighted index based on Yen-denominated debt instruments issued by the government of Japan. The JPM GBI — EM Global Diversified tracks total returns for emerging markets local-currency denominated fixed income instruments.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia International Bond Fund

Portfolio Overview

(Unaudited)

Country Breakdown (%) (at April 30, 2013)
Argentina	0.4
Australia	4.5
Austria	0.4
Belgium	0.2
Brazil	0.6
Bulgaria	0.1
Canada	8.8
China	0.1
Colombia	0.9
Denmark	0.2
Dominican Republic	0.4
Finland	0.3
France	10.9
Germany	11.4
Guatamala	0.5
Hungary	0.1
Indonesia	3.3
Japan	7.7
Kazakhstan	0.4
Lithuania	0.2
Mexico	7.2
Netherlands	4.8
New Zealand	1.0
Norway	5.4
Panama	0.1
Peru	0.6
Philippines	0.2
Poland	4.6
Romania	0.5
Russian Federation	3.5
South Africa	2.3
Supra-National	1.1
Sweden	4.3
Turkey	1.4
Ukraine	0.4
United Kingdom	8.4
United States(a)	1.6
Uruguay	0.3
Venezuela	0.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Nicholas Pifer, CFA

C. Michael Ng, CFA

Semiannual Report 2013
3

Columbia International Bond Fund

Portfolio Overview (continued)

(Unaudited)

Quality Breakdown (%) (at April 30, 2013)
AAA rating	12.0
AA rating	11.5
A rating	1.8
BBB rating	5.4
Non-investment grade	1.9
Non rated	67.4
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Semiannual Report 2013
4

Columbia International Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2012 – April 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,009.40	1,019.39	5.43	5.46	1.09
Class C	1,000.00	1,000.00	1,004.80	1,015.67	9.15	9.20	1.84
Class I	1,000.00	1,000.00	1,011.10	1,021.12	3.69	3.71	0.74
Class W	1,000.00	1,000.00	1,009.40	1,019.39	5.43	5.46	1.09
Class Z	1,000.00	1,000.00	1,010.60	1,020.63	4.19	4.21	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
5

Columbia International Bond Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 1.5%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Supra-National 1.1%
Asian Development Bank Senior Unsecured 06/21/27	2.350%	JPY	50,000,000	603,850
Eurofima Senior Unsecured 10/21/19	4.375%	EUR	100,000	156,515
Total				760,365
Ukraine 0.4%
MHP SA(b) 04/29/15	10.250%		100,000	106,250
04/02/20	8.250%		200,000	197,473
Total				303,723
Total Corporate Bonds & Notes (Cost: $988,307)				1,064,088

Inflation-Indexed Bonds(a) 0.2%

Uruguay 0.2%
Uruguay Government International Bond 04/05/27	4.250%	UYU	2,058,234	134,902
Total Inflation-Indexed Bonds (Cost: $116,905)				134,902

Foreign Government Obligations(a) 93.3%

Argentina 0.4%
Argentina Boden Bonds 10/03/15	7.000%		100,000	87,250
Argentina Bonar Bonds 04/17/17	7.000%		262,000	213,530
Total				300,780
Australia 4.3%
Australia Government Bond Senior Unsecured 04/21/23	5.500%	AUD	160,000	199,804
Treasury Corp. of Victoria 11/15/18	5.500%	AUD	1,500,000	1,719,985
Local Government Guaranteed 11/15/16	5.750%	AUD	220,000	248,377
06/15/20	6.000%	AUD	720,000	857,300
Total				3,025,466

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Austria 0.4%
Austria Government Bond Senior Unsecured(b) 09/15/17	4.300%	EUR	170,000	260,822
Belgium 0.2%
Belgium Government Bond 03/28/15	3.500%	EUR	75,000	105,083
Brazil 0.5%
Brazilian Government International Bond Senior Unsecured 02/03/15	7.375%	EUR	30,000	44,042
03/07/15	7.875%		50,000	56,325
01/20/34	8.250%		70,000	112,280
Petrobras International Finance Co. 01/27/21	5.375%		150,000	165,803
Total				378,450
Bulgaria 0.1%
Bulgaria Government International Bond Senior Unsecured 01/15/15	8.250%		60,000	67,290
Canada 8.5%
Canadian Government Bond 08/01/14	2.250%	CAD	1,600,000	1,612,975
06/01/22	2.750%	CAD	300,000	327,131
Province of Ontario 06/02/19	4.400%	CAD	2,800,000	3,165,838
Province of Quebec 12/01/17	4.500%	CAD	700,000	780,454
Senior Unsecured 04/29/19	5.000%	EUR	50,000	81,119
Total				5,967,517
China 0.1%
China Government International Bond Senior Unsecured 10/29/13	4.750%		50,000	50,961
Colombia 0.8%
Colombia Government International Bond Senior Unsecured 07/12/21	4.375%		200,000	228,700
05/21/24	8.125%		50,000	73,700
Ecopetrol SA Senior Unsecured 07/23/19	7.625%		45,000	57,375

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia International Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Empresas Publicas de Medellin ESP Senior Unsecured(b) 02/01/21	8.375%	COP	340,000,000	218,987
Total				578,762
Denmark 0.2%
Denmark Government Bond 11/15/13	5.000%	DKK	695,000	126,082
Dominican Republic 0.4%
Dominican Republic International Bond Senior Unsecured(b) 05/06/21	7.500%		250,000	284,234
Finland 0.3%
Finland Government Bond Senior Unsecured 07/04/15	4.250%	EUR	145,000	208,146
France 10.6%
France Government Bond OAT 04/25/17	3.750%	EUR	350,000	520,347
10/25/18	4.250%	EUR	770,000	1,203,984
04/25/19	4.250%	EUR	228,000	359,642
10/25/20	2.500%	EUR	1,810,000	2,603,470
04/25/29	5.500%	EUR	420,000	780,208
French Treasury Note BTAN 02/25/16	2.250%	EUR	1,400,000	1,947,127
Total				7,414,778
Germany 11.0%
Bundesobligation 04/08/16	2.750%	EUR	700,000	994,379
Bundesrepublik Deutschland 07/04/17	4.250%	EUR	555,000	853,335
01/04/19	3.750%	EUR	1,010,000	1,577,615
07/04/21	3.250%	EUR	1,600,000	2,502,459
07/04/28	4.750%	EUR	700,000	1,286,694
07/04/42	3.250%	EUR	300,000	497,668
Total				7,712,150
Guatemala 0.5%
Guatemala Government Bond Senior Unsecured(b) 06/06/22	5.750%		300,000	337,800
Hungary 0.1%
Hungary Government International Bond Senior Unsecured 07/18/16	3.500%	EUR	40,000	52,399
Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Indonesia 3.2%
Indonesia Government International Bond Senior Unsecured 04/20/15	7.250%		38,000	42,180
Indonesia Government International Bond(b) Senior Unsecured 04/20/15	7.250%		80,000	88,800
Indonesia Treasury Bond Senior Unsecured 07/15/17	10.000%	IDR	3,800,000,000	466,677
09/15/25	11.000%	IDR	5,830,000,000	855,793
Majapahit Holding BV(b) 08/07/19	8.000%		450,000	563,625
PT Perusahaan Listrik Negara Senior Unsecured(b) 11/22/21	5.500%		200,000	221,012
Total				2,238,087
Japan 7.4%
Japan Government 20-Year Bond Senior Unsecured 06/20/25	1.900%	JPY	50,000,000	577,497
09/20/29	2.100%	JPY	80,000,000	931,182
Japan Government 30-Year Bond Senior Unsecured 03/20/33	1.100%	JPY	360,000,000	3,452,052
09/20/40	2.000%	JPY	20,000,000	223,550
Total				5,184,281
Kazakhstan 0.3%
KazMunayGas National Co. JSC(b) 05/05/20	7.000%		200,000	241,325
Lithuania 0.2%
Lithuania Government International Bond Senior Unsecured(b) 03/09/21	6.125%		120,000	147,245
Mexico 7.0%
Comision Federal de Electricidad Senior Unsecured(b) 05/26/21	4.875%		200,000	227,500
Mexican Bonos 12/13/18	8.500%	MXN	1,120,500	1,120,732
06/11/20	8.000%	MXN	830,000	836,440
05/31/29	8.500%	MXN	1,900,000	2,181,952
Mexico Government International Bond Senior Unsecured 01/15/17	5.625%		90,000	103,770
01/11/40	6.050%		40,000	52,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia International Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Pemex Project Funding Master Trust 01/21/21	5.500%		300,000	351,750
02/24/25	5.500%	EUR	20,000	31,607
Total				4,906,351
Netherlands 4.7%
Netherlands Government Bond(b) 07/15/16	4.000%	EUR	240,000	353,712
07/15/18	4.000%	EUR	1,300,000	2,005,256
07/15/20	3.500%	EUR	600,000	927,178
Total				3,286,146
New Zealand 0.9%
New Zealand Government Bond Senior Unsecured 12/15/17	6.000%	NZD	500,000	489,681
05/15/21	6.000%	NZD	150,000	155,795
Total				645,476
Norway 5.2%
Eksportfinans ASA 03/20/14	1.600%	JPY	65,000,000	653,650
Norway Government Bond 05/19/17	4.250%	NOK	5,240,000	1,014,496
05/22/19	4.500%	NOK	8,000,000	1,625,721
05/24/23	2.000%	NOK	2,150,000	371,755
Total				3,665,622
Panama 0.1%
Panama Government International Bond Senior Unsecured 01/26/36	6.700%		65,000	90,448
Peru 0.6%
Peruvian Government International Bond Senior Unsecured 07/21/25	7.350%		200,000	290,500
11/21/33	8.750%		27,000	46,170
03/14/37	6.550%		45,000	64,238
Total				400,908
Philippines 0.2%
Philippine Government International Bond Senior Unsecured 03/17/15	8.875%		105,000	119,831
Poland 4.5%
Poland Government Bond 10/24/15	6.250%	PLN	600,000	206,041
10/25/19	5.500%	PLN	7,900,000	2,879,762

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Poland Government International Bond Senior Unsecured 10/19/15	5.000%		50,000	54,785
Total				3,140,588
Romania 0.5%
Romanian Government International Bond Senior Unsecured(b) 02/07/22	6.750%		300,000	368,244
Russian Federation 3.4%
Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured 04/11/18	8.146%		200,000	245,000
03/07/22	6.510%		400,000	466,500
Russian Foreign Bond - Eurobond Senior Unsecured 03/10/18	7.850%	RUB	20,000,000	693,384
03/31/30	7.500%		105,790	133,084
Russian Foreign Bond - Eurobond(b) Senior Unsecured 03/10/18	7.850%	RUB	15,000,000	520,038
04/29/20	5.000%		100,000	115,250
03/31/30	7.500%		149,000	187,442
Total				2,360,698
South Africa 2.2%
South Africa Government Bond 01/15/20	7.250%	ZAR	11,000,000	1,313,356
South Africa Government International Bond 05/16/13	5.250%	EUR	50,000	65,961
Senior Unsecured 03/08/41	6.250%		120,000	155,100
Total				1,534,417
Sweden 4.2%
Sweden Government Bond 08/12/17	3.750%	SEK	17,080,000	2,934,227
Turkey 1.3%
Export Credit Bank of Turkey Senior Unsecured(b) 04/24/19	5.875%		200,000	227,020
Turkey Government International Bond Senior Unsecured 03/30/21	5.625%		450,000	527,625
02/05/25	7.375%		140,000	186,900
Total				941,545

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia International Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
United Kingdom 8.1%
Network Rail Infrastructure Finance PLC Government Guaranteed 12/09/30	4.375%	GBP	60,000	112,389
United Kingdom Gilt 03/07/19	4.500%	GBP	1,540,000	2,884,130
09/07/20	3.750%	GBP	450,000	823,527
09/07/21	3.750%	GBP	430,000	790,246
03/07/25	5.000%	GBP	253,000	520,124
03/07/36	4.250%	GBP	300,000	579,123
Total				5,709,539
Uruguay 0.1%
Uruguay Government International Bond Senior Unsecured PIK 01/15/33	7.875%		40,000	60,580

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venezuela 0.8%
Petroleos de Venezuela SA 11/02/17	8.500%	500,000	483,750
Venezuela Government International Bond Senior Unsecured 08/23/22	12.750%	84,000	95,886
Total			579,636
Total Foreign Government Obligations (Cost: $61,848,899)			65,425,914
Money Market Funds 1.6%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.126%(c)(d)		1,114,799	1,114,799
Total Money Market Funds (Cost: $1,114,799)			1,114,799
Total Investments (Cost: $64,068,910)			67,739,703
Other Assets & Liabilities, Net			2,351,997
Net Assets			70,091,700

Futures Contracts Outstanding at April 30, 2013

At April 30, 2013, cash of $6,625 was pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 2-year	(5)	(1,103,125)	June 2013	—	(867)
U.S. Treasury Note, 10-year	(5)	(666,797)	June 2013	—	(9,109)
Total				—	(9,976)

Forward Foreign Currency Exchange Contracts Open at April 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JP Morgan Securities, Inc.	May 10, 2013	2,000,000 (PLN)	610,277 (USD)	—	(22,277)
Standard Chartered Bank	May 24, 2013	1,377,953 (USD)	2,800,000 (BRL)	17,868	—
Citigroup Global Markets Inc.	May 24, 2013	649,465 (USD)	20,695,000 (RUB)	12,725	—
Total				30,593	(22,277)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia International Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $8,310,713 or 11.86% of net assets.

(c)  The rate shown is the seven-day current annualized yield at April 30, 2013.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	198,636	5,696,320	(4,780,157)	1,114,799	879	1,114,799

Abbreviation Legend

PIK    Payment-in-Kind

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

COP  Colombian Peso

DKK  Danish Krone

EUR  Euro

GBP  British Pound

IDR  Indonesian Rupiah

JPY  Japanese Yen

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

PLN  Polish Zloty

RUB  Russian Rouble

SEK  Swedish Krona

USD  US Dollar

UYU  Uruguay Pesos

ZAR  South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia International Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia International Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	1,064,088	—	1,064,088
Inflation-Indexed Bonds	—	134,902	—	134,902
Foreign Government Obligations	—	65,425,914	—	65,425,914
Total Bonds	—	66,624,904	—	66,624,904
Other
Money Market Funds	1,114,799	—	—	1,114,799
Total Other	1,114,799	—	—	1,114,799
Investments in Securities	1,114,799	66,624,904	—	67,739,703
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	30,593	—	30,593
Liabilities
Futures Contracts	(9,976)	—	—	(9,976)
Forward Foreign Currency Exchange Contracts	—	(22,277)	—	(22,277)
Total	1,104,823	66,633,220	—	67,738,043

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia International Bond Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $62,954,111)	$66,624,904
Affiliated issuers (identified cost $1,114,799)	1,114,799
Total investments (identified cost $64,068,910)	67,739,703
Cash	19,116
Foreign currency (identified cost $1,354,525)	1,346,751
Margin deposits on futures contracts	6,625
Unrealized appreciation on forward foreign currency exchange contracts	30,593
Receivable for:
Capital shares sold	14,960
Dividends	250
Interest	1,013,002
Reclaims	19,972
Variation margin on futures contracts	469
Expense reimbursement due from Investment Manager	414
Prepaid expenses	195
Trustees' deferred compensation plan	8,877
Total assets	70,200,927
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	22,277
Payable for:
Capital shares purchased	30,872
Investment management fees	1,090
Distribution and/or service fees	51
Transfer agent fees	3,455
Administration fees	153
Compensation of board members	3,001
Chief compliance officer expenses	5
Other expenses	39,446
Trustees' deferred compensation plan	8,877
Total liabilities	109,227
Net assets applicable to outstanding capital stock	$70,091,700
Represented by
Paid-in capital	$66,994,762
Undistributed net investment income	147,773
Accumulated net realized loss	(721,508)
Unrealized appreciation (depreciation) on:
Investments	3,670,793
Foreign currency translations	1,540
Forward foreign currency exchange contracts	8,316
Futures contracts	(9,976)
Total — representing net assets applicable to outstanding capital stock	$70,091,700

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia International Bond Fund

Statement of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)

Class A
Net assets	$1,802,085
Shares outstanding	155,509
Net asset value per share	$11.59
Maximum offering price per share(a)	$12.17
Class C
Net assets	$229,644
Shares outstanding	19,840
Net asset value per share	$11.57
Class I
Net assets	$48,090,568
Shares outstanding	4,150,518
Net asset value per share	$11.59
Class W
Net assets	$4,753,071
Shares outstanding	410,131
Net asset value per share	$11.59
Class Z
Net assets	$15,216,332
Shares outstanding	1,313,403
Net asset value per share	$11.59

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia International Bond Fund

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$879
Interest	1,094,953
Foreign taxes withheld	(7,285)
Total income	1,088,547
Expenses:
Investment management fees	192,512
Distribution and/or service fees
Class A	2,470
Class C	1,136
Class W	5,667
Transfer agent fees
Class A	1,896
Class C	218
Class W	4,352
Class Z	14,632
Administration fees	27,019
Compensation of board members	10,488
Custodian fees	8,665
Printing and postage fees	23,916
Registration fees	44,986
Professional fees	12,446
Chief compliance officer expenses	28
Other	2,484
Total expenses	352,915
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(82,473)
Total net expenses	270,442
Net investment income	818,105
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(247,735)
Foreign currency translations	(11,689)
Forward foreign currency exchange contracts	16,753
Futures contracts	(3,511)
Net realized loss	(246,182)
Net change in unrealized appreciation (depreciation) on:
Investments	183,758
Foreign currency translations	(11,550)
Forward foreign currency exchange contracts	40,107
Futures contracts	(8,514)
Net change in unrealized appreciation (depreciation)	203,801
Net realized and unrealized loss	(42,381)
Net increase in net assets resulting from operations	$775,724

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia International Bond Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012(a)(b)	Year Ended May 31, 2012
Operations
Net investment income	$818,105	$624,072	$1,514,138
Net realized gain (loss)	(246,182)	2,793	(436,744)
Net change in unrealized appreciation (depreciation)	203,801	3,061,256	(1,895,473)
Net increase (decrease) in net assets resulting from operations	775,724	3,688,121	(818,079)
Distributions to shareholders
Net investment income
Class A	(24,470)	(10,978)	(51,907)
Class C	(1,842)	(657)	(6,446)
Class I	(624,915)	(327,828)	(1,107,171)
Class W	(54,429)	(17,188)	—
Class Z	(204,110)	(116,180)	(435,429)
Total distributions to shareholders	(909,766)	(472,831)	(1,600,953)
Increase (decrease) in net assets from capital stock activity	1,618,133	3,627,509	16,897,307
Total increase in net assets	1,484,091	6,842,799	14,478,275
Net assets at beginning of period	68,607,609	61,764,810	47,286,535
Net assets at end of period	$70,091,700	$68,607,609	$61,764,810
Undistributed net investment income	$147,773	$239,434	$103,482

(a) For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b) Class W shares are for the period from June 18, 2012 (commencement of operations) to October 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia International Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012(a)(b)		Year Ended May 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	43,794	504,466	45,328	520,168	142,437	1,631,986
Distributions reinvested	2,021	23,359	902	10,366	4,271	47,730
Redemptions	(68,828)	(792,063)	(39,733)	(444,736)	(83,747)	(948,460)
Net increase (decrease)	(23,013)	(264,238)	6,497	85,798	62,961	731,256
Class C shares
Subscriptions	3,093	35,758	4	39	4,948	56,340
Distributions reinvested	134	1,552	51	588	488	5,442
Redemptions	(3,200)	(36,713)	(1,982)	(22,043)	(20,105)	(225,327)
Net increase (decrease)	27	597	(1,927)	(21,416)	(14,669)	(163,545)
Class I shares
Subscriptions	293,133	3,349,530	79,775	910,924	1,943,469	22,284,538
Distributions reinvested	54,143	624,880	28,563	327,809	98,887	1,107,102
Redemptions	(158,444)	(1,830,544)	(154,195)	(1,756,417)	(635,599)	(7,329,871)
Net increase (decrease)	188,832	2,143,866	(45,857)	(517,684)	1,406,757	16,061,769
Class W shares
Subscriptions	66,810	770,180	393,364	4,507,037	—	—
Distributions reinvested	4,708	54,398	1,483	17,173	—	—
Redemptions	(41,889)	(482,121)	(14,345)	(166,490)	—	—
Net increase	29,629	342,457	380,502	4,357,720	—	—
Class Z shares
Subscriptions	32,287	372,257	132,311	1,476,140	322,962	3,720,761
Distributions reinvested	383	4,435	593	6,817	1,351	15,120
Redemptions	(84,652)	(981,241)	(152,222)	(1,759,866)	(309,422)	(3,468,054)
Net increase (decrease)	(51,982)	(604,549)	(19,318)	(276,909)	14,891	267,827
Total net increase	143,493	1,618,133	319,897	3,627,509	1,469,940	16,897,307

(a) For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b) Class W shares are for the period from June 18, 2012 (commencement of operations) to October 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia International Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2013		Year Ended October 31,		Year Ended May 31,
Class A	(Unaudited)		2012(a)		2012	2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$11.62		$11.06		$11.50	$10.28		$10.39		$10.00
Income from investment operations:
Net investment income	0.12		0.10		0.26	0.21		0.19		0.07
Net realized and unrealized gain (loss)	(0.01)		0.53		(0.42)	1.39		(0.07)		0.36
Total from investment operations	0.11		0.63		(0.16)	1.60		0.12		0.43
Less distributions to shareholders:
Net investment income	(0.14)		(0.07)		(0.28)	(0.36)		(0.22)		(0.04)
Net realized gains	—		—		—	(0.02)		(0.01)		—
Total distributions to shareholders	(0.14)		(0.07)		(0.28)	(0.38)		(0.23)		(0.04)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—	—		0.00	(c)	0.00	(c)
Net asset value, end of period	$11.59		$11.62		$11.06	$11.50		$10.28		$10.39
Total return	0.94%		5.70%		(1.40%)	15.86%		1.07%		4.35%
Ratios to average net assets(d)
Total gross expenses	1.39	%(e)	1.57	%(e)	1.36%	2.09%		2.12%		4.87	%(e)
Total net expenses(f)	1.09	%(e)	1.10	%(e)	1.10%	1.07	%(g)	1.05	%(g)	1.05	%(e)(g)
Net investment income	2.13	%(e)	1.99	%(e)	2.29%	1.90%		1.78%		1.41	%(e)
Supplemental data
Net assets, end of period (in thousands)	$1,802		$2,074		$1,903	$1,254		$990		$131
Portfolio turnover	10%		5%		20%	31%		30%		4%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from December 1, 2008 (commencement of operations) to May 31, 2009.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia International Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,		Year Ended May 31,
Class C	(Unaudited)		2012(a)		2012	2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$11.61		$11.05		$11.49	$10.27		$10.39		$10.00
Income from investment operations:
Net investment income	0.08		0.06		0.18	0.12		0.11		0.03
Net realized and unrealized gain (loss)	(0.02)		0.53		(0.42)	1.40		(0.08)		0.37
Total from investment operations	0.06		0.59		(0.24)	1.52		0.03		0.40
Less distributions to shareholders:
Net investment income	(0.10)		(0.03)		(0.20)	(0.28)		(0.14)		(0.01)
Net realized gains	—		—		—	(0.02)		(0.01)		—
Total distributions to shareholders	(0.10)		(0.03)		(0.20)	(0.30)		(0.15)		(0.01)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—	—		0.00	(c)	0.00	(c)
Net asset value, end of period	$11.57		$11.61		$11.05	$11.49		$10.27		$10.39
Total return	0.48%		5.37%		(2.10%)	15.01%		0.21%		3.97%
Ratios to average net assets(d)
Total gross expenses	2.14	%(e)	2.30	%(e)	2.10%	2.85%		2.87%		5.62	%(e)
Total net expenses(f)	1.84	%(e)	1.85	%(e)	1.85%	1.83	%(g)	1.80	%(g)	1.80	%(e)(g)
Net investment income	1.38	%(e)	1.23	%(e)	1.58%	1.10%		1.06%		0.59	%(e)
Supplemental data
Net assets, end of period (in thousands)	$230		$230		$240	$418		$355		$32
Portfolio turnover	10%		5%		20%	31%		30%		4%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from December 1, 2008 (commencement of operations) to May 31, 2009.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia International Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,		Year Ended May 31,
Class I	(Unaudited)		2012(a)		2012	2011(b)
Per share data
Net asset value, beginning of period	$11.62		$11.06		$11.48	$11.34
Income from investment operations:
Net investment income	0.14		0.11		0.29	0.23
Net realized and unrealized gain (loss)	(0.01)		0.53		(0.40)	0.25
Total from investment operations	0.13		0.64		(0.11)	0.48
Less distributions to shareholders:
Net investment income	(0.16)		(0.08)		(0.31)	(0.32)
Net realized gains	—		—		—	(0.02)
Total distributions to shareholders	(0.16)		(0.08)		(0.31)	(0.34)
Net asset value, end of period	$11.59		$11.62		$11.06	$11.48
Total return	1.11%		5.82%		(0.95%)	4.44%
Ratios to average net assets(c)
Total gross expenses	0.95	%(d)	1.13	%(d)	0.97%	1.33	%(d)
Total net expenses(e)	0.74	%(d)	0.79	%(d)	0.81%	0.84	%(d)(f)
Net investment income	2.48	%(d)	2.29	%(d)	2.59%	2.96	%(d)
Supplemental data
Net assets, end of period (in thousands)	$48,091		$46,022		$44,311	$29,870
Portfolio turnover	10%		5%		20%	31%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from September 27, 2010 (commencement of operations) to May 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia International Bond Fund

Financial Highlights (continued)

Class W	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012(a)
Per share data
Net asset value, beginning of period	$11.62		$11.21
Income from investment operations:
Net investment income	0.12		0.09
Net realized and unrealized gain (loss)	(0.01)		0.39
Total from investment operations	0.11		0.48
Less distributions to shareholders:
Net investment income	(0.14)		(0.07)
Total distributions to shareholders	(0.14)		(0.07)
Net asset value, end of period	$11.59		$11.62
Total return	0.94%		4.27%
Ratios to average net assets(b)
Total gross expenses	1.40	%(c)	1.63	%(c)
Total net expenses(d)	1.09	%(c)	1.10	%(c)
Net investment income	2.13	%(c)	2.04	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,753		$4,421
Portfolio turnover	10%		5%

Notes to Financial Highlights

(a)  For the period from June 18, 2012 (commencement of operations) to October 31, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia International Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,		Year Ended May 31,
Class Z	(Unaudited)		2012(a)		2012	2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$11.62		$11.06		$11.49	$10.28		$10.39		$10.00
Income from investment operations:
Net investment income	0.14		0.11		0.29	0.23		0.21		0.07
Net realized and unrealized gain (loss)	(0.02)		0.53		(0.41)	1.39		(0.06)		0.38
Total from investment operations	0.12		0.64		(0.12)	1.62		0.15		0.45
Less distributions to shareholders:
Net investment income	(0.15)		(0.08)		(0.31)	(0.39)		(0.25)		(0.06)
Net realized gains	—		—		—	(0.02)		(0.01)		—
Total distributions to shareholders	(0.15)		(0.08)		(0.31)	(0.41)		(0.26)		(0.06)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—	—		0.00	(c)	0.00	(c)
Net asset value, end of period	$11.59		$11.62		$11.06	$11.49		$10.28		$10.39
Total return	1.06%		5.81%		(1.06%)	16.05%		1.31%		4.48%
Ratios to average net assets(d)
Total gross expenses	1.15	%(e)	1.30	%(e)	1.10%	1.85%		1.87%		4.62	%(e)
Total net expenses(f)	0.84	%(e)	0.85	%(e)	0.85%	0.83	%(g)	0.80	%(g)	0.80	%(e)(g)
Net investment income	2.38	%(e)	2.23	%(e)	2.56%	2.11%		1.98%		1.50	%(e)
Supplemental data
Net assets, end of period (in thousands)	$15,216		$15,860		$15,311	$15,745		$14,562		$8,790
Portfolio turnover	10%		5%		20%	31%		30%		4%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from December 1, 2008 (commencement of operations) to May 31, 2009.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia International Bond Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia International Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are available only to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

Semiannual Report 2013
23

Columbia International Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative

Semiannual Report 2013
24

Columbia International Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at April 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	30,593
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	22,277
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	9,976 *
Total		32,253

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended April 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange contracts	16,753	—	16,753
Interest rate contracts	—	(3,511)	(3,511)
Total	16,753	(3,511)	13,242
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange contracts	40,107	—	40,107
Interest rate contracts	—	(8,514)	(8,514)
Total	40,107	(8,514)	31,593

The following table is a summary of the volume of derivative instruments for the six months ended April 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	20
Futures contracts	21

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on an ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital

Semiannual Report 2013
25

Columbia International Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASUs). Specifically, the ASUs require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASUs require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.57% to 0.47% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2013 was 0.57% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2013 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Semiannual Report 2013
26

Columbia International Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees.

For the six months ended April 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class C	0.19
Class W	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class W shares, respectively.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $3,031 for Class A shares for the six months ended April 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through February 28, 2014
Class A	1.09%
Class C	1.84
Class I	0.74
Class W	1.09
Class Z	0.84

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes),

Semiannual Report 2013
27

Columbia International Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

expenses associated with investments in affiliated and non affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2013, the cost of investments for federal income tax purposes was approximately $64,069,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,240,000
Unrealized depreciation	(569,000)
Net unrealized appreciation	$3,671,000

The following capital loss carryforward, determined as of October 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
Unlimited short-term	$254,516
Unlimited long-term	222,272
Total	$476,788

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $6,994,887 and $6,499,008, respectively, for the period ended April 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2013, one unaffiliated shareholder account owned 12.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 78.7% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended April 30, 2013.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and

Semiannual Report 2013
28

Columbia International Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia International Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia International Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR169_10_C01_(06/13)

Semiannual Report

April 30, 2013

Columbia Massachusetts Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Massachusetts Intermediate Municipal Bond Fund

President's Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Massachusetts Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	23
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Massachusetts Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) Class A shares returned 1.10% excluding sales charges for the six-month period that ended April 30, 2013.

>  The Fund underperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 1.61% for the same six-month period.

Average Annual Total Returns (%) (for period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/09/02
Excluding sales charges		1.10	3.38	4.95	3.80
Including sales charges		-2.18	0.00	4.26	3.29
Class B	12/09/02
Excluding sales charges		0.72	2.60	4.17	3.02
Including sales charges		-2.27	-0.40	4.17	3.02
Class C	12/09/02
Excluding sales charges		0.90	2.97	4.53	3.38
Including sales charges		-0.10	1.97	4.53	3.38
Class R4*	03/19/13	1.22	3.64	5.21	4.06
Class T	06/26/00
Excluding sales charges		1.15	3.49	5.05	3.90
Including sales charges		-3.69	-1.42	4.03	3.39
Class Z	06/14/93	1.22	3.64	5.21	4.06
Barclays 3-15 Year Blend Municipal Bond Index		1.61	4.35	5.91	4.85

Returns for Class A are shown with and without the maximum initial sales charge of 3.25% (for the six-month, one-year and five-year periods) and 4.75% (for the 10-year period). (Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.) Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at April 30, 2013)
AAA rating	5.9
AA rating	56.7
A rating	22.7
BBB rating	13.0
Not rated	1.7
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Semiannual Report 2013
3

Columbia Massachusetts Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2012 – April 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,011.00		1,020.98	3.84		3.86	0.77
Class B	1,000.00	1,000.00	1,007.20		1,017.31	7.51		7.55	1.51
Class C	1,000.00	1,000.00	1,009.00		1,018.99	5.83		5.86	1.17
Class R4	1,000.00	1,000.00	1,012.40	*	1,022.02	0.63	*	2.81	0.56 *
Class T	1,000.00	1,000.00	1,011.50		1,021.47	3.34		3.36	0.67
Class Z	1,000.00	1,000.00	1,012.20		1,022.22	2.59		2.61	0.52

*For the period March 19, 2013 through April 30, 2013. Class R4 shares commenced operations on March 19, 2013.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses, subject to applicable exclusions, will not exceed 0.81% for Class A, 1.56% for Class B, 1.56% for Class C, 0.71% for Class T and 0.56% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective March 1, 2013. If this change had been in place for the entire six month period ended April 30, 2013, the actual expenses paid would have been $4.04 for Class A, $7.76 for Class B, $7.77 for Class C, $3.54 for Class T and $2.79 for Class Z; the hypothetical expenses paid would have been $4.06 for Class A, $7.80 for Class B, $7.80 for Class C, $3.56 for Class T and $2.81 for Class Z.

Semiannual Report 2013
4

Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.4%
Massachusetts Port Authority Refunding Revenue Bonds Series 2012-B 07/01/32	5.000%	2,000,000	2,337,720
Series 2012-B 07/01/33	5.000%	1,200,000	1,396,332
Passenger Facility Charge Series 2007D (AGM) 07/01/17	5.000%	3,000,000	3,478,200
Revenue Bonds Series 2005C (AMBAC) 07/01/15	5.000%	1,500,000	1,648,890
07/01/22	5.000%	3,500,000	3,821,860
Total			12,683,002
Assisted Living 0.6%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage VOA Concord Series 2007 11/01/17	5.000%	540,000	562,728
11/01/27	5.125%	1,500,000	1,506,570
Total			2,069,298
Higher Education 17.7%
Massachusetts Development Finance Agency Revenue Bonds Boston College Series 2007P 07/01/20	5.000%	3,260,000	3,779,774
Boston University Series 2009V-2 10/01/14	2.875%	3,000,000	3,104,550
Brandeis University Series 2010O-2 10/01/24	5.000%	5,000,000	5,916,550
Emerson College Series 2006A 01/01/20	5.000%	870,000	961,228
01/01/21	5.000%	2,500,000	2,750,975
01/01/23	5.000%	1,000,000	1,088,570
Hampshire College Series 2004 10/01/14	5.150%	85,000	86,817
Massachusetts College-Pharmacy & Allied Health Series 2013 07/01/25	5.000%	675,000	825,687
Merrimack College Series 2012A 07/01/27	5.000%	1,075,000	1,203,183
Mount Holyoke College Series 2008 07/01/23	5.000%	1,285,000	1,507,267

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wheelock College Series 2007C 10/01/17	5.000%	1,100,000	1,244,375
Worcester Polytechnic Institute Series 2007 (NPFGC) 09/01/22	5.000%	1,710,000	1,955,248
Massachusetts Health & Educational Facilities Authority Revenue Bonds Berklee College of Music Series 2007A 10/01/32	5.000%	2,440,000	2,731,092
Boston College Series 2008M-1 06/01/24	5.500%	3,000,000	3,887,460
Massachusetts Institute of Technology Series 2002K 07/01/17	5.375%	2,275,000	2,723,744
07/01/22	5.500%	1,000,000	1,342,500
Series 2004M 07/01/19	5.250%	610,000	767,026
Northeastern University Series 2008T-1 10/01/28	5.000%	1,750,000	2,063,618
Series 2008T-2 10/01/29	5.000%	4,045,000	4,737,059
Simmons College Series 2009I 10/01/18	6.750%	1,365,000	1,701,773
Suffolk University Series 2009A 07/01/24	6.000%	2,100,000	2,505,153
Tufts University Series 2002J 08/15/16	5.500%	1,500,000	1,737,345
Series 2008 08/15/14	5.000%	1,250,000	1,325,425
08/15/17	5.000%	1,145,000	1,346,703
Massachusetts Health & Educational Facilities Authority(a) Revenue Bonds Northeastern University Series 2008T-3 10/01/37	2.700%	2,500,000	2,543,525
Massachusetts State College Building Authority Revenue Bonds Series 2012A 05/01/29	5.000%	3,000,000	3,524,610
University of Massachusetts Building Authority Revenue Bonds Senior Series 2008-2 (AGM) 05/01/21	5.000%	1,510,000	1,764,405
Senior Series 2009-1 05/01/23	5.000%	5,000,000	5,954,650
Total			65,080,312

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 9.1%
Massachusetts Development Finance Agency Revenue Bonds Berkshire Health System Series 2012G 10/01/26	5.000%	1,200,000	1,363,032
Boston Medical Center
Series 2012C 07/01/27	5.250%	3,695,000	4,182,814
Southcoast Health System Obligation Group Series 2013 07/01/27	5.000%	765,000	896,022
UMASS Memorial Issue Series 2011H 07/01/26	5.125%	2,000,000	2,239,660
Massachusetts Health & Educational Facilities Authority Revenue Bonds Caregroup Series 1998B-2 (NPFGC) 02/01/27	5.375%	1,585,000	1,797,517
Series 2004D (NPFGC) 07/01/22	5.250%	1,000,000	1,162,100
Series 2008E-2 07/01/19	5.375%	4,675,000	5,504,251
Massachusetts Eye & Ear Infirmary Series 2010-C 07/01/17	5.000%	1,425,000	1,606,431
Milford Regional Medical Series 2007E 07/15/17	5.000%	1,050,000	1,141,633
07/15/22	5.000%	1,500,000	1,578,120
Partners Healthcare Series 2010J-2 07/01/22	5.000%	5,000,000	5,882,300
Partners Healthcare System Series 2005F 07/01/17	5.000%	2,000,000	2,180,300
Series 2007G 07/01/18	5.000%	2,575,000	3,000,879
UMASS Memorial Issue Series 1998A (AMBAC) 07/01/14	5.250%	975,000	977,867
Total			33,512,926
Human Service Provider 0.4%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005 01/01/20	5.500%	1,355,000	1,398,943

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Investor Owned 1.8%
Massachusetts Development Finance Agency(a) Refunding Revenue Bonds Dominion Energy Brayton 1 Series 2009 12/01/42	5.750%	3,460,000	4,218,017
Revenue Bonds Dominion Energy Brayton Series 2010A 12/01/41	2.250%	2,260,000	2,334,331
Total			6,552,348
Joint Power Authority 4.2%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1 07/01/24	5.250%	3,785,000	4,309,677
07/01/25	5.000%	2,000,000	2,236,880
Massachusetts Clean Energy Cooperative Corp. Revenue Bonds Municipal Lighting Plan Cooperative Series 2013 07/01/27	5.000%	2,720,000	3,251,624
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project 6 Series 2012A 07/01/16	5.000%	2,000,000	2,262,700
Project No. 6 Series 2011 07/01/19	5.000%	2,760,000	3,261,133
Total			15,322,014
Local General Obligation 6.1%
City of Boston Unlimited General Obligation Bonds Series 2012A 04/01/24	4.000%	2,150,000	2,502,987
City of Fall River Limited General Obligation Refunding Bonds State Qualified Series 2012 03/01/20	4.000%	2,295,000	2,610,769
03/01/21	4.000%	335,000	380,734
City of Lawrence Limited General Obligation Refunding Bonds State Qualified Series 2006 (AGM) 02/01/18	5.000%	1,500,000	1,728,105

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Springfield Limited General Obligation Bonds State Qualified Municipal Purpose Loan Series 2003 (AGM) 08/01/21	4.500%	2,000,000	2,231,420
Dudley Charlton Regional School District Unlimited General Obligation Bonds Series 1999A (NPFGC/FGIC) 06/15/14	5.125%	2,305,000	2,424,699
Puerto Rico Municipal Finance Agency Unrefunded Revenue Bonds Series 1997A (AGM)(b) 07/01/17	5.500%	245,000	246,102
Town of Hopedale Limited General Obligation Refunding Bonds Series 2004 (AMBAC) 11/15/17	5.000%	1,000,000	1,076,030
Town of North Reading Limited General Obligation Bonds Muni Purpose Loan Series 2012 05/15/28	4.000%	2,130,000	2,329,347
Town of Sandwich Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 07/15/18	5.000%	1,575,000	1,745,557
Town of Tewksbury Unlimited General Obligation Bonds Muni Purpose Loan Series 2011 04/15/19	4.000%	1,000,000	1,155,200
04/15/20	4.000%	1,675,000	1,952,380
04/15/21	4.000%	1,050,000	1,206,366
04/15/22	4.000%	880,000	1,001,493
Total			22,591,189
Municipal Power 0.9%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(b) 10/01/24	5.000%	630,000	760,410
Puerto Rico Electric Power Authority Revenue Bonds Series 2002LL (NPFGC)(b) 07/01/17	5.500%	2,400,000	2,610,864
Total			3,371,274
Other Bond Issue 2.5%
Boston Housing Authority Revenue Bonds Series 2008 (AGM) 04/01/20	5.000%	2,135,000	2,426,940
04/01/23	5.000%	1,865,000	2,076,342
04/01/24	5.000%	3,260,000	3,601,224
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency Revenue Bonds Broad Institute Series 2011-A 04/01/23	5.250%	1,000,000	1,202,440
Total			9,306,946
Pool/Bond Bank 4.5%
Massachusetts Water Pollution Abatement Trust (The) Refunding Revenue Bonds Pool Program Series 2004A 08/01/15	5.250%	3,000,000	3,331,710
Series 2006 08/01/20	5.250%	3,000,000	3,831,090
Revenue Bonds Pool Program Series 2005-11 08/01/19	5.250%	4,465,000	5,594,690
State Revolving Fund Series 2009-14 08/01/24	5.000%	3,100,000	3,751,558
Total			16,509,048
Prep School 1.6%
Massachusetts Development Finance Agency Revenue Bonds Foxborough Regional Charter School Series 2010A 07/01/30	6.375%	3,150,000	3,599,442
Noble & Greenough School Series 2011 04/01/21	4.000%	1,500,000	1,747,995
Park School Series 2012 09/01/20	5.000%	150,000	177,262
09/01/21	5.000%	330,000	391,083
Total			5,915,782
Refunded/Escrowed 6.6%
Commonwealth of Massachusetts Prerefunded 08/01/14 Limited General Obligation Bonds Consolidated Loan Series 2004B (AMBAC) 08/01/22	5.000%	2,000,000	2,115,540
Commonwealth of Massachusetts(c) Revenue Bonds Capital Appreciation-Federal Highway Series 1998A Escrowed to Maturity 06/15/15	0.000%	4,000,000	3,955,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency Prerefunded 07/01/13 Revenue Bonds Pharmacy & Allied Health Sciences Series 2003 07/01/23	6.375%	1,000,000	1,020,380
Massachusetts Health & Educational Facilities Authority Prerefunded 10/01/13 Revenue Bonds Simmons College Series 2003F (FGIC) 10/01/15	5.000%	1,015,000	1,035,198
Massachusetts School Building Authority Prerefunded 08/15/15 Revenue Bonds Series 2005A (AGM) 08/15/26	5.000%	5,000,000	5,528,400
Massachusetts State College Building Authority Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC)(c) 05/01/28	0.000%	4,000,000	2,651,280
Massachusetts Water Resources Authority Refunding Revenue Bonds General Series 1998B Escrowed to Maturity (AGM/TCRS) 08/01/15	5.500%	1,165,000	1,299,220
Revenue Bonds General Series 2002J Escrowed to Maturity (AGM/TCRS) 08/01/15	5.250%	3,000,000	3,330,270
Puerto Rico Highway & Transportation Authority Prerefunded Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity(b) 07/01/22	5.250%	1,075,000	1,404,681
University of Massachusetts Building Authority Prerefunded 11/01/13 Revenue Bonds Senior Series 2003-1 (AMBAC) 11/01/15	5.250%	2,000,000	2,050,180
Total			24,390,949
Retirement Communities 0.4%
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007 10/01/17	5.000%	1,030,000	1,081,531
10/01/18	5.000%	515,000	537,140
Total			1,618,671
Single Family 0.3%
Massachusetts Housing Finance Agency Revenue Bonds Single Family Series 2009-143 12/01/24	5.000%	1,000,000	1,000,130

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 11.3%
Commonwealth of Massachusetts Revenue Bonds Series 2004 (NPFGC/FGIC) 01/01/19	5.250%	750,000	892,410
Massachusetts Bay Transportation Authority Revenue Bonds Senior Series 2003A 07/01/17	5.250%	1,000,000	1,188,920
07/01/19	5.250%	625,000	780,581
Senior Series 2004C 07/01/18	5.250%	1,000,000	1,221,510
Senior Series 2005B (NPFGC) 07/01/23	5.500%	2,890,000	3,841,648
Senior Series 2006A 07/01/22	5.250%	3,500,000	4,554,305
Senior Series 2008B 07/01/23	5.000%	910,000	1,167,803
Massachusetts School Building Authority Refunding Revenue Bonds Senior Series 2012A 08/15/26	5.000%	4,000,000	4,901,600
Series 2012-B 08/15/28	5.000%	5,000,000	6,044,350
Revenue Bonds Series 2007A (AMBAC) 08/15/18	5.000%	5,000,000	5,875,600
Senior Revenue Bonds Series 2011B 10/15/27	5.000%	4,000,000	4,826,520
Territory of Guam Revenue Bonds Series 2011A(b) 01/01/31	5.000%	950,000	1,065,530
Virgin Islands Public Finance Authority(b) Refunding Revenue Bonds Gross Receipts Taxes Series 2012A 10/01/22	4.000%	2,000,000	2,152,240
Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A 10/01/25	5.000%	2,755,000	3,132,738
Total			41,645,755
Special Property Tax 1.3%
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011 07/01/25	5.000%	3,210,000	3,807,413
07/01/27	5.000%	775,000	901,782
Total			4,709,195

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 0.8%
Massachusetts Development Finance Agency Revenue Bonds Visual & Performing Arts Project Series 2000 08/01/17	6.000%	540,000	648,988
08/01/21	6.000%	1,750,000	2,169,580
Total			2,818,568
State General Obligation 14.2%
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan Series 2002C 11/01/17	5.500%	1,500,000	1,822,920
Series 2002D (AMBAC/TCRS/BNY) 08/01/18	5.500%	3,500,000	4,325,545
Series 2008A 08/01/16	5.000%	2,000,000	2,293,380
Limited General Obligation Refunding Bonds Series 2003D 10/01/17	5.500%	5,000,000	6,059,000
Series 2003D (AMBAC) 10/01/19	5.500%	5,000,000	6,368,800
Series 2003D (NPFGC) 10/01/20	5.500%	2,500,000	3,238,250
Series 2004B 08/01/20	5.250%	3,000,000	3,821,550
Series 2006B (AGM) 09/01/22	5.250%	4,000,000	5,200,880
Unlimited General Obligation Refunding Bonds Series 2003D (AGM) 10/01/19	5.500%	3,500,000	4,458,160
Series 2004C (AMBAC) 12/01/24	5.500%	5,000,000	6,759,550
Series 2004C (NPFGC) 12/01/19	5.500%	3,795,000	4,855,285
Series 2008A 09/01/15	5.000%	3,000,000	3,328,470
Total			52,531,790
Student Loan 2.5%
Massachusetts Educational Financing Authority Revenue Bonds Issue I Series 2010A 01/01/22	5.500%	4,625,000	5,453,661
Series 2009I 01/01/18	5.125%	3,175,000	3,645,694
Total			9,099,355
Transportation 0.3%
Woods Hole Martha's Vineyard & Nantucket Steamship Authority Revenue Bonds Series 2004B 03/01/18	5.000%	975,000	1,055,028

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike/Bridge/Toll Road 0.7%
Massachusetts Department of Transportation Revenue Bonds Senior Series 2010B 01/01/22	5.000%	2,180,000	2,599,890
Water & Sewer 6.9%
Massachusetts Water Resources Authority Refunding Revenue Bonds General Series 2005A (NPFGC/TCRS) 08/01/17	5.250%	6,000,000	7,136,340
Series 2007B (AGM/TCRS) 08/01/23	5.250%	5,500,000	7,092,415
Series 2012B 08/01/28	5.000%	5,000,000	6,031,250
Revenue Bonds General Series 2002J (AGM/TCRS) 08/01/14	5.250%	2,870,000	3,050,121
08/01/18	5.250%	1,000,000	1,220,290
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2008A (AGM)(b) 07/01/16	5.000%	1,000,000	1,062,800
Total			25,593,216
Total Municipal Bonds (Cost: $326,039,654)			361,375,629
Money Market Funds 0.9%
		Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(d)		1,227,254	1,227,254
JPMorgan Tax-Free Money Market Fund, 0.000%(d)		2,009,729	2,009,729
Total Money Market Funds (Cost: $3,236,983)			3,236,983
Total Investments (Cost: $329,276,637)			364,612,612
Other Assets & Liabilities, Net			3,826,230
Net Assets			368,438,842

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2013, the value of these securities amounted to $12,435,365 or 3.38% of net assets.

(c)  Zero coupon bond.

(d)  The rate shown is the seven-day current annualized yield at April 30, 2013.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BNY  Bank of New York

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Massachusetts Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	361,375,629	—	361,375,629
Total Bonds	—	361,375,629	—	361,375,629
Other
Money Market Funds	3,236,983	—	—	3,236,983
Total Other	3,236,983	—	—	3,236,983
Total	3,236,983	361,375,629	—	364,612,612

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Massachusetts Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $329,276,637)	$364,612,612
Receivable for:
Capital shares sold	1,155,185
Interest	3,940,035
Expense reimbursement due from Investment Manager	1,500
Prepaid expenses	1,203
Trustees' deferred compensation plan	36,356
Total assets	369,746,891
Liabilities
Payable for:
Capital shares purchased	259,584
Dividend distributions to shareholders	898,543
Investment management fees	4,025
Distribution and/or service fees	568
Transfer agent fees	61,245
Administration fees	688
Compensation of board members	4,274
Chief compliance officer expenses	38
Other expenses	42,728
Trustees' deferred compensation plan	36,356
Total liabilities	1,308,049
Net assets applicable to outstanding capital stock	$368,438,842
Represented by
Paid-in capital	$332,669,175
Excess of distributions over net investment income	(6,053)
Accumulated net realized gain	439,745
Unrealized appreciation (depreciation) on:
Investments	35,335,975
Total — representing net assets applicable to outstanding capital stock	$368,438,842

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Massachusetts Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)

Class A
Net assets	$32,134,506
Shares outstanding	2,843,801
Net asset value per share	$11.30
Maximum offering price per share(a)	$11.68
Class B
Net assets	$33,356
Shares outstanding	2,952
Net asset value per share	$11.30
Class C
Net assets	$13,238,113
Shares outstanding	1,171,583
Net asset value per share	$11.30
Class R4
Net assets	$52,626
Shares outstanding	4,661
Net asset value per share	$11.29
Class T
Net assets	$27,107,046
Shares outstanding	2,398,632
Net asset value per share	$11.30
Maximum offering price per share(a)	$11.86
Class Z
Net assets	$295,873,195
Shares outstanding	26,181,614
Net asset value per share	$11.30

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25% for Class A and by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for Class T.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Massachusetts Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net investment income
Income:
Dividends	$154
Interest	6,560,615
Total income	6,560,769
Expenses:
Investment management fees	736,108
Distribution and/or service fees
Class A	39,722
Class B	304
Class C	63,065
Class T	20,772
Transfer agent fees
Class A	30,552
Class B	58
Class C	12,131
Class R4(a)	3
Class T	26,620
Class Z	284,564
Administration fees	125,810
Compensation of board members	15,023
Custodian fees	2,199
Printing and postage fees	18,856
Registration fees	32,676
Professional fees	16,717
Chief compliance officer expenses	156
Other	9,563
Total expenses	1,434,899
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(353,126)
Fees waived by Distributor — Class C	(22,100)
Total net expenses	1,059,673
Net investment income	5,501,096
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	469,857
Net realized gain	469,857
Net change in unrealized appreciation (depreciation) on:
Investments	(1,574,907)
Net change in unrealized appreciation (depreciation)	(1,574,907)
Net realized and unrealized loss	(1,105,050)
Net increase in net assets resulting from operations	$4,396,046

(a) For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Massachusetts Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2013(a) (Unaudited)	Year Ended October 31, 2012
Operations
Net investment income	$5,501,096	$11,621,768
Net realized gain	469,857	235,614
Net change in unrealized appreciation (depreciation)	(1,574,907)	12,977,036
Net increase in net assets resulting from operations	4,396,046	24,834,418
Distributions to shareholders
Net investment income
Class A	(443,866)	(971,229)
Class B	(620)	(2,701)
Class C	(150,606)	(277,975)
Class R4	(59)	—
Class T	(400,843)	(1,001,276)
Class Z	(4,501,721)	(9,362,111)
Net realized gains
Class A	(20,015)	(33,104)
Class B	(52)	(154)
Class C	(7,544)	(10,855)
Class T	(18,418)	(37,440)
Class Z	(189,557)	(303,309)
Total distributions to shareholders	(5,733,301)	(12,000,154)
Increase (decrease) in net assets from capital stock activity	(9,919,167)	7,854,448
Total increase (decrease) in net assets	(11,256,422)	20,688,712
Net assets at beginning of period	379,695,264	359,006,552
Net assets at end of period	$368,438,842	$379,695,264
Excess of distributions over net investment income	$(6,053)	$(9,434)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Massachusetts Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013(a) (Unaudited)		Year Ended October 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	469,722	5,307,752	1,496,976	16,795,784
Distributions reinvested	28,553	322,943	47,187	531,355
Redemptions	(511,187)	(5,784,170)	(1,412,576)	(15,869,515)
Net increase (decrease)	(12,912)	(153,475)	131,587	1,457,624
Class B shares
Subscriptions	36	406	2,956	33,415
Distributions reinvested	20	225	63	704
Redemptions(b)	(5,859)	(66,277)	(7,547)	(85,026)
Net decrease	(5,803)	(65,646)	(4,528)	(50,907)
Class C shares
Subscriptions	183,057	2,068,187	251,681	2,819,614
Distributions reinvested	9,048	102,337	16,149	181,711
Redemptions	(76,016)	(857,885)	(119,050)	(1,336,435)
Net increase	116,089	1,312,639	148,780	1,664,890
Class R4 shares
Subscriptions	4,656	52,500	—	—
Distributions reinvested	5	56	—	—
Net increase	4,661	52,556	—	—
Class T shares
Subscriptions	10,553	119,343	33,047	371,567
Distributions reinvested	15,794	178,674	36,159	406,757
Redemptions	(273,463)	(3,115,830)	(614,463)	(6,929,522)
Net decrease	(247,116)	(2,817,813)	(545,257)	(6,151,198)
Class Z shares
Subscriptions	1,876,979	21,209,389	3,611,918	40,597,578
Distributions reinvested	14,853	168,033	23,928	269,674
Redemptions	(2,621,128)	(29,624,850)	(2,664,685)	(29,933,213)
Net increase (decrease)	(729,296)	(8,247,428)	971,161	10,934,039
Total net increase (decrease)	(874,377)	(9,919,167)	701,743	7,854,448

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Massachusetts Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2013		Year Ended October 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.34		$10.95		$10.95		$10.61		$9.90		$10.35
Income from investment operations:
Net investment income	0.16		0.32		0.34		0.34		0.35		0.36
Net realized and unrealized gain (loss)	(0.04)		0.41		0.00	(a)	0.34		0.71		(0.44)
Total from investment operations	0.12		0.73		0.34		0.68		1.06		(0.08)
Less distributions to shareholders:
Net investment income	(0.15)		(0.33)		(0.34)		(0.34)		(0.35)		(0.37)
Net realized gains	(0.01)		(0.01)		(0.00	)(a)	—		—		(0.00	)(a)
Total distributions to shareholders	(0.16)		(0.34)		(0.34)		(0.34)		(0.35)		(0.37)
Net asset value, end of period	$11.30		$11.34		$10.95		$10.95		$10.61		$9.90
Total return	1.10%		6.69%		3.24%		6.51%		10.78%		(0.88%)
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	0.98%		0.99%		0.91%		0.90%		0.92%
Total net expenses(d)	0.77	%(c)	0.75	%(e)	0.77	%(e)	0.80	%(e)	0.78	%(e)	0.75	%(e)
Net investment income	2.79	%(c)	2.88%		3.16%		3.12%		3.30%		3.51%
Supplemental data
Net assets, end of period (in thousands)	$32,135		$32,398		$29,849		$30,998		$16,049		$11,936
Portfolio turnover	6%		11%		10%		9%		8%		10%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Massachusetts Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.34		$10.95		$10.95		$10.61		$9.90		$10.35
Income from investment operations:
Net investment income	0.12		0.24		0.26		0.26		0.27		0.29
Net realized and unrealized gain (loss)	(0.04)		0.40		0.00	(a)	0.34		0.71		(0.45)
Total from investment operations	0.08		0.64		0.26		0.60		0.98		(0.16)
Less distributions to shareholders:
Net investment income	(0.11)		(0.24)		(0.26)		(0.26)		(0.27)		(0.29)
Net realized gains	(0.01)		(0.01)		(0.00	)(a)	—		—		(0.00	)(a)
Total distributions to shareholders	(0.12)		(0.25)		(0.26)		(0.26)		(0.27)		(0.29)
Net asset value, end of period	$11.30		$11.34		$10.95		$10.95		$10.61		$9.90
Total return	0.72%		5.89%		2.48%		5.72%		9.96%		(1.61%)
Ratios to average net assets(b)
Total gross expenses	1.71	%(c)	1.83%		1.79%		1.66%		1.65%		1.67%
Total net expenses(d)	1.51	%(c)	1.50	%(e)	1.53	%(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)
Net investment income	2.04	%(c)	2.13%		2.44%		2.42%		2.59%		2.78%
Supplemental data
Net assets, end of period (in thousands)	$33		$99		$145		$1,008		$1,222		$1,440
Portfolio turnover	6%		11%		10%		9%		8%		10%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Massachusetts Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.34		$10.95		$10.95		$10.61		$9.90		$10.35
Income from investment operations:
Net investment income	0.13		0.28		0.30		0.30		0.30		0.32
Net realized and unrealized gain (loss)	(0.03)		0.40		0.00	(a)	0.34		0.72		(0.44)
Total from investment operations	0.10		0.68		0.30		0.64		1.02		(0.12)
Less distributions to shareholders:
Net investment income	(0.13)		(0.28)		(0.30)		(0.30)		(0.31)		(0.33)
Net realized gains	(0.01)		(0.01)		(0.00	)(a)	—		—		(0.00	)(a)
Total distributions to shareholders	(0.14)		(0.29)		(0.30)		(0.30)		(0.31)		(0.33)
Net asset value, end of period	$11.30		$11.34		$10.95		$10.95		$10.61		$9.90
Total return	0.90%		6.27%		2.83%		6.09%		10.34%		(1.27%)
Ratios to average net assets(b)
Total gross expenses	1.71	%(c)	1.73%		1.74%		1.66%		1.65%		1.67%
Total net expenses(d)	1.17	%(c)	1.15	%(e)	1.17	%(e)	1.20	%(e)	1.18	%(e)	1.15	%(e)
Net investment income	2.39	%(c)	2.48%		2.75%		2.75%		2.88%		3.13%
Supplemental data
Net assets, end of period (in thousands)	$13,238		$11,970		$9,931		$10,452		$8,859		$4,036
Portfolio turnover	6%		11%		10%		9%		8%		10%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Massachusetts Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$11.19
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gain	0.10	(b)
Total from investment operations	0.14
Less distributions to shareholders:
Net investment income	(0.04)
Total distributions to shareholders	(0.04)
Net asset value, end of period	$11.29
Total return	1.24%
Ratios to average net assets(c)
Total gross expenses	0.72	%(d)
Total net expenses(e)	0.56	%(d)
Net investment income	3.31	%(d)
Supplemental data
Net assets, end of period (in thousands)	$53
Portfolio turnover	6%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Massachusetts Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class T	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.34		$10.95		$10.95		$10.61		$9.90		$10.35
Income from investment operations:
Net investment income	0.16		0.34		0.35		0.35		0.36		0.38
Net realized and unrealized gain (loss)	(0.03)		0.40		0.00	(a)	0.34		0.71		(0.45)
Total from investment operations	0.13		0.74		0.35		0.69		1.07		(0.07)
Less distributions to shareholders:
Net investment income	(0.16)		(0.34)		(0.35)		(0.35)		(0.36)		(0.38)
Net realized gains	(0.01)		(0.01)		(0.00	)(a)	—		—		(0.00	)(a)
Total distributions to shareholders	(0.17)		(0.35)		(0.35)		(0.35)		(0.36)		(0.38)
Net asset value, end of period	$11.30		$11.34		$10.95		$10.95		$10.61		$9.90
Total return	1.15%		6.80%		3.34%		6.62%		10.89%		(0.77%)
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	0.88%		0.89%		0.81%		0.80%		0.82%
Total net expenses(d)	0.67	%(c)	0.65	%(e)	0.67	%(e)	0.70	%(e)	0.68	%(e)	0.65	%(e)
Net investment income	2.89	%(c)	2.98%		3.25%		3.26%		3.43%		3.63%
Supplemental data
Net assets, end of period (in thousands)	$27,107		$30,008		$34,952		$39,300		$39,221		$37,689
Portfolio turnover	6%		11%		10%		9%		8%		10%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Massachusetts Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.34		$10.95		$10.95		$10.61		$9.90		$10.35
Income from investment operations:
Net investment income	0.17		0.35		0.37		0.37		0.37		0.39
Net realized and unrealized gain (loss)	(0.03)		0.40		0.00	(a)	0.34		0.71		(0.45)
Total from investment operations	0.14		0.75		0.37		0.71		1.08		(0.06)
Less distributions to shareholders:
Net investment income	(0.17)		(0.35)		(0.37)		(0.37)		(0.37)		(0.39)
Net realized gains	(0.01)		(0.01)		(0.00	)(a)	—		—		(0.00	)(a)
Total distributions to shareholders	(0.18)		(0.36)		(0.37)		(0.37)		(0.37)		(0.39)
Net asset value, end of period	$11.30		$11.34		$10.95		$10.95		$10.61		$9.90
Total return	1.22%		6.96%		3.49%		6.77%		11.06%		(0.62%)
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)	0.73%		0.74%		0.66%		0.65%		0.67%
Total net expenses(d)	0.52	%(c)	0.50	%(e)	0.52	%(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)
Net investment income	3.04	%(c)	3.13%		3.40%		3.41%		3.58%		3.78%
Supplemental data
Net assets, end of period (in thousands)	$295,873		$305,220		$284,128		$286,196		$282,469		$259,753
Portfolio turnover	6%		11%		10%		9%		8%		10%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Massachusetts Intermediate Municipal Bond Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class T and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on March 19, 2013.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class Z shares are not subject to sales charges, and are available only to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Semiannual Report 2013
23

Columbia Massachusetts Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASUs). Specifically, the ASUs require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASUs require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the

Semiannual Report 2013
24

Columbia Massachusetts Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

six months ended April 30, 2013 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2013 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended April 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.18
Class T	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.40% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder

Semiannual Report 2013
25

Columbia Massachusetts Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The shareholder services fee for the six months ended April 30, 2013 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $11,308 for Class A, $166 for Class C and $237 for Class T shares for the six months ended April 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 1, 2013 through February 28, 2014		Prior to March 1, 2013
Class A	0.81%		0.75%
Class B	1.56		1.50
Class C	1.56		1.50
Class R4	0.56	*	—
Class T	0.71		0.65
Class Z	0.56		0.50

*Annual rate is contractual from March 19, 2013 (the commencement of operations of Class R4 shares) through February 28, 2014.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2013, the cost of investments for federal income tax purposes was approximately $329,277,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$35,676,000
Unrealized depreciation	(340,000)
Net unrealized appreciation	$35,336,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $20,101,227 and $25,914,548, respectively, for the six months ended April 30, 2013.

Note 6. Shareholder Concentration

At April 30, 2013, one unaffiliated shareholder account owned 83.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is

Semiannual Report 2013
26

Columbia Massachusetts Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended April 30, 2013.

Note 8. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
27

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Semiannual Report 2013
28

Columbia Massachusetts Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia Massachusetts Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR191_10_C01_(06/13)

Semiannual Report

April 30, 2013

Columbia New York Intermediate Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia New York Intermediate Municipal Bond Fund

President's Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia New York Intermediate Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	24
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia New York Intermediate Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia New York Intermediate Municipal Bond Fund (the Fund) Class A shares returned 1.20% excluding sales charges for the six months ended April 30, 2013.

>  The Fund underperformed its benchmarks, the Barclays 3-15 Year Blend Municipal Bond Index and the Barclays New York 3-15 Year Blend Municipal Bond Index, which returned 1.61% and 1.33%, respectively, for the same time frame.

Average Annual Total Returns (%) (for period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/25/02
Excluding sales charges		1.20	3.67	4.95	3.79
Including sales charges		-2.08	0.28	4.25	3.28
Class B	11/25/02
Excluding sales charges		0.82	2.96	4.16	3.02
Including sales charges		-2.17	-0.04	4.16	3.02
Class C	11/25/02
Excluding sales charges		0.92	3.17	4.51	3.37
Including sales charges		-0.08	2.17	4.51	3.37
Class R4*	03/19/13	1.24	3.84	5.19	4.04
Class T	12/31/91
Excluding sales charges		1.17	3.69	5.04	3.89
Including sales charges		-3.67	-1.23	4.01	3.38
Class Z	12/31/91	1.24	3.85	5.19	4.04
Barclays 3-15 Year Blend Municipal Bond Index		1.61	4.35	5.91	4.85
Barclays New York 3-15 Year Blend Municipal Bond Index		1.33	3.88	5.70	4.78

Returns for Class A are shown with and without the maximum initial sales charge of 3.25% (for the 6-month, one-year and five-year periods) and 4.75% (for the 10-year period). (Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.) Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T are shown with and without the maximum sales charge of 4.75%. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

The Barclays New York 3-15 Year Blend Municipal Bond Index, which tracks investment grade bonds from the state of New York and its municipalities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia New York Intermediate Municipal Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at April 30, 2013)
AAA rating	4.9
AA rating	40.9
A rating	41.5
BBB rating	7.4
Non-investment grade	0.8
Not rated	4.5
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Semiannual Report 2013
3

Columbia New York Intermediate Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2012 – April 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,012.00		1,021.08	3.74		3.76	0.75
Class B	1,000.00	1,000.00	1,008.20		1,017.36	7.47		7.50	1.50
Class C	1,000.00	1,000.00	1,009.20		1,019.09	5.73		5.76	1.15
Class R4	1,000.00	1,000.00	1,010.00	*	1,022.32	0.56	*	2.51	0.50 *
Class T	1,000.00	1,000.00	1,011.70		1,021.57	3.24		3.26	0.65
Class Z	1,000.00	1,000.00	1,012.40		1,022.32	2.49		2.51	0.50

*For the period March 19, 2013 through April 30, 2013. Class R4 shares commenced operations on March 19, 2013.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.9%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon, Inc. Series 2009A 01/01/18	5.000%	3,500,000	4,016,285
Oneida-Herkimer Solid Waste Management Authority Revenue Bonds Series 2011 04/01/19	5.000%	830,000	971,008
04/01/20	5.000%	870,000	1,022,198
Total			6,009,491
Higher Education 10.3%
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A 07/01/20	5.000%	1,055,000	1,257,254
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012 09/01/24	5.000%	600,000	720,126
09/01/25	5.000%	300,000	357,231
New York State Dormitory Authority Revenue Bonds Barnard College Series 2007A (NPFGC/FGIC) 07/01/18	5.000%	1,745,000	2,021,600
Cornell University Series 2006A 07/01/21	5.000%	2,350,000	2,657,991
Series 2009A 07/01/25	5.000%	1,000,000	1,205,810
Culinary Institute of America Series 2012 07/01/28	5.000%	500,000	565,915
Mount Sinai School of Medicine Series 2009 07/01/27	5.500%	4,000,000	4,559,240
Series 2010A 07/01/21	5.000%	1,000,000	1,186,960
New York University Series 1998A (NPFGC) 07/01/17	6.000%	2,475,000	3,010,813
07/01/20	5.750%	2,000,000	2,589,120
Series 2001-1 (AMBAC) 07/01/15	5.500%	1,205,000	1,334,826
Rochester Institute of Technology Series 2010 07/01/21	5.000%	1,000,000	1,200,190
Series 2012 07/01/28	4.000%	2,000,000	2,160,900

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John's University Series 2012A 07/01/27	5.000%	470,000	553,928
Teachers College Series 2009 03/01/24	5.000%	1,000,000	1,143,810
Oneida County Industrial Development Agency(a) Revenue Bonds Hamilton College Project Series 2007A (NPFGC) 07/01/18	0.000%	1,000,000	922,270
07/01/20	0.000%	1,000,000	827,470
St. Lawrence County Industrial Development Agency Revenue Bonds St. Lawrence University Series 2009A 10/01/16	5.000%	3,000,000	3,383,730
St. Lawrence University Project Series 2012 07/01/28	5.000%	1,410,000	1,675,066
Total			33,334,250
Hospital 10.6%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A 11/15/22	5.750%	500,000	576,255
11/15/27	5.250%	1,000,000	1,109,760
Series 2008E 11/15/22	5.250%	500,000	563,665
County of Saratoga Revenue Bonds Saratoga Hospital Project Series 2013-A 12/01/24	5.000%	1,085,000	1,305,005
12/01/25	5.000%	1,115,000	1,327,285
12/01/27	5.000%	1,225,000	1,435,051
Monroe County Industrial Development Agency Refunding Revenue Bonds Highland Hospital of Rochester Series 2005 08/01/22	5.000%	700,000	750,078
Nassau County Local Economic Assistance Corp. Refunding Revenue Bonds Catholic Health Services Series 2011 07/01/19	5.000%	1,840,000	2,202,535
07/01/20	5.000%	2,815,000	3,393,088
New York State Dormitory Authority Revenue Bonds Long Island Jewish Obligated Group Series 2006A 11/01/19	5.000%	1,000,000	1,116,270

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Memorial Sloan-Kettering Cancer Center Series 2012 07/01/27	5.000%	500,000	597,305
Series 2012-1 07/01/21	4.000%	1,250,000	1,466,875
Mount Sinai Hospital Series 2010A 07/01/26	5.000%	1,725,000	1,953,149
Series 2011A 07/01/31	5.000%	2,000,000	2,217,460
New York Methodist Hospital Series 2004 07/01/24	5.250%	1,000,000	1,030,760
New York University Hospital Center Series 2006A 07/01/20	5.000%	3,000,000	3,353,970
Series 2011A 07/01/23	5.125%	1,000,000	1,165,940
North Shore-Long Island Jewish Health Series 2009A 05/01/30	5.250%	4,000,000	4,465,440
Orange Regional Medical Center Series 2008 12/01/29	6.125%	1,350,000	1,510,907
United Health Services Hospitals Series 2009 (FHA) 08/01/18	4.500%	1,000,000	1,100,140
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2004A 12/01/13	5.000%	485,000	497,639
Series 2007B 12/01/22	5.000%	500,000	547,360
12/01/27	5.125%	500,000	536,580
Total			34,222,517
Investor Owned 0.9%
New York State Energy Research & Development Authority Revenue Bonds Rochester Gas & Electric Corp. Series 2004A (NPFGC)(b) 05/15/32	4.750%	2,650,000	2,895,735
Local Appropriation 0.9%
New York State Dormitory Authority Revenue Bonds Municipal Health Facilities Subordinated Series 2001-2 01/15/21	5.000%	2,500,000	2,900,750

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 13.8%
Bethlehem Central School District Unlimited General Obligation Refunding Bonds Series 2012A 01/15/20	4.000%	2,490,000	2,867,658
City of New York Unlimited General Obligation Bonds Series 2005G 08/01/16	5.250%	500,000	573,935
Series 2007C 01/01/15	5.000%	4,000,000	4,306,520
Series 2007D-1 12/01/21	5.000%	2,000,000	2,357,720
Subordinated Series 2008I-1 02/01/23	5.000%	2,000,000	2,334,080
Unlimited General Obligation Refunding Bonds Series 2007D 02/01/24	5.000%	2,000,000	2,290,860
City of Utica Refunding Limited General Obligation Bonds Public Improvement Series 2013 04/01/18	4.000%	1,515,000	1,648,881
04/01/19	4.000%	1,575,000	1,724,215
City of Yonkers Refunding Limited General Obligation Bonds Series 2012-A 07/01/18	4.000%	2,000,000	2,215,220
Unlimited General Obligation Bonds Series 2005B (NPFGC) 08/01/21	5.000%	2,425,000	2,564,171
08/01/22	5.000%	2,545,000	2,680,572
County of Albany Unlimited General Obligation Bonds Series 2006 (XLCA) 09/15/20	4.125%	1,000,000	1,100,580
County of Erie Limited General Obligation Bonds Public Improvement Series 2012A 04/01/24	5.000%	640,000	767,059
04/01/25	5.000%	500,000	593,225
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC) 03/01/16	6.000%	1,210,000	1,356,301
County of Nassau Unlimited General Obligation Improvement Bonds Series 2010A 04/01/18	4.000%	1,340,000	1,514,629

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Suffolk Unlimited General Obligation Refunding Bonds Series 2012A 04/01/20	5.000%	1,680,000	1,955,184
Mount Vernon City School District Unlimited General Obligation Refunding Bonds Series 2012 08/15/18	5.000%	2,570,000	3,000,321
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2012H 10/01/21	5.000%	750,000	914,933
Newark Central School District Unlimited General Obligation Refunding Bonds Series 2012 06/15/18	5.000%	2,100,000	2,470,335
Ramapo Local Development Corp. Refunding Revenue Bonds Guaranteed Series 2013 03/15/28	5.000%	2,180,000	2,497,997
Sachem Central School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC/FGIC) 10/15/24	4.250%	1,000,000	1,066,000
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012 04/15/23	5.000%	565,000	700,481
Three Village Central School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC) 06/01/18	5.000%	1,000,000	1,200,310
Total			44,701,187
Multi-Family 1.3%
New York State Dormitory Authority Revenue Bonds Residential Institution for Children Series 2008-A1 06/01/33	5.000%	1,700,000	1,863,438
Tompkins County Development Corp. Revenue Bonds Tompkins Cortland Community College Series 2013 07/01/17	5.000%	1,005,000	1,109,339
07/01/18	5.000%	1,045,000	1,168,791
Total			4,141,568

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 2.2%
Long Island Power Authority Revenue Bonds General Series 2011A 05/01/21	5.000%	1,000,000	1,212,100
Series 2009A 04/01/21	5.250%	1,000,000	1,193,360
04/01/22	5.500%	3,000,000	3,586,620
Series 2012B 09/01/26	5.000%	1,000,000	1,173,320
Total			7,165,400
Nursing Home 1.3%
Rensselaer Municipal Leasing Corp. Revenue Bonds Rensselaer County Nursing Home Series 2009A 06/01/19	5.000%	4,000,000	4,140,640
Other Bond Issue 1.2%
New York City Industrial Development Agency Revenue Bonds United Jewish Appeal Federal Project Series 2004A 07/01/27	5.000%	625,000	655,675
New York Liberty Development Corp. Refunding Revenue Bonds 4 World Trade Center Project Series 2011 11/15/31	5.000%	2,350,000	2,688,470
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004 08/01/24	5.375%	500,000	522,580
Total			3,866,725
Pool/Bond Bank 7.3%
New York Municipal Bond Bank Agency Revenue Bonds Subordinated Series 2009C-1 02/15/18	5.000%	3,000,000	3,510,960
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2008A (AGM) 10/01/23	5.000%	3,000,000	3,538,770
Series 2009C 10/01/21	5.000%	5,000,000	5,868,100
Series 2009C (AGM) 10/01/22	5.000%	3,000,000	3,573,480

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012B 10/01/26	5.000%	3,000,000	3,602,220
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-Municipal Water Series 2008B 06/15/21	5.000%	3,000,000	3,585,660
Total			23,679,190
Ports 1.7%
Port Authority of New York & New Jersey Revenue Bonds Consolidated 135th Series 2004 (XLCA) 09/15/28	5.000%	1,500,000	1,569,105
Consolidated 161st Series 2009 10/15/31	5.000%	3,390,000	3,996,505
Total			5,565,610
Prep School 0.3%
Build NYC Resource Corp. Revenue Bonds International Leadership Charter School Series 2013 07/01/23	5.000%	1,000,000	1,013,470
Recreation 2.9%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012 08/01/32	5.000%	500,000	559,235
New York City Industrial Development Agency Revenue Bonds Pilot-Queens Baseball Stadium Series 2006 (AMBAC) 01/01/19	5.000%	850,000	928,719
Pilot-Yankee Stadium Series 2006 (NPFGC) 03/01/15	5.000%	1,150,000	1,229,338
YMCA of Greater New York Project Series 2006 08/01/26	5.000%	1,000,000	1,056,090
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A 04/01/26	5.000%	4,850,000	5,721,011
Total			9,494,393
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded/Escrowed 9.3%
City of New York Prerefunded 12/01/14 Unlimited General Obligation Bonds Series 2004-G 12/01/19	5.000%	1,145,000	1,229,169
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC)(a) 09/01/20	0.000%	2,210,000	1,969,464
Long Island Power Authority Revenue Bonds General Series 1998A Escrowed to Maturity (AGM) 12/01/13	5.500%	2,000,000	2,060,900
12/01/14	5.250%	5,000,000	5,384,950
Metropolitan Transportation Authority Prerefunded 10/01/15 Revenue Bonds Series 1998A (FGIC) 04/01/23	5.000%	2,000,000	2,222,560
Nassau County Interim Finance Authority Prerefunded 11/15/14 Revenue Bonds Sales Tax Secured Series 2004H (AMBAC) 11/15/15	5.250%	2,500,000	2,690,400
New York State Dormitory Authority Prerefunded 08/15/14 Revenue Bonds Presbyterian Hospital Series 2007 (AGM) 08/15/23	5.250%	250,000	265,723
New York State Dormitory Authority(a) Revenue Bonds Capital Appreciation-Memorial Sloan-Kettering Cancer Center Series 2003-1 Escrowed to Maturity (NPFGC) 07/01/25	0.000%	3,750,000	2,851,012
Onondaga County Water Authority Revenue Bonds General Series 2005A (AMBAC) 09/15/22	5.000%	895,000	991,526
09/15/23	5.000%	940,000	1,041,379
Puerto Rico Highway & Transportation Authority Prerefunded Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity(c) 07/01/22	5.250%	355,000	463,871
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B 01/01/30	5.500%	2,000,000	2,623,340

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds General Purpose Series 1992Y Escrowed to Maturity 01/01/17	5.500%	1,450,000	1,601,220
Series 2006A 11/15/19	5.000%	2,000,000	2,309,060
Series 2008 11/15/21	5.000%	2,000,000	2,412,580
Total			30,117,154
Retirement Communities 0.6%
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012 07/01/26	5.000%	740,000	816,627
07/01/27	5.000%	700,000	765,905
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006 11/01/28	5.000%	335,000	354,832
Total			1,937,364
Special Non Property Tax 12.6%
Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC/FGIC) 11/15/18	5.250%	800,000	979,464
New York City Transitional Finance Authority Building Aid Revenue Bonds Series 2007S-2 (NPFGC/FGIC) 01/15/21	5.000%	4,300,000	4,918,856
Series 2012S-1 07/15/29	5.000%	3,000,000	3,569,880
New York City Transitional Finance Authority Refunding Revenue Bonds Future Tax Secured Senior Series 2005A-1 11/01/19	5.000%	3,000,000	3,271,440
Revenue Bonds Future Tax Secured Series 2009A-1 05/01/27	5.000%	5,000,000	5,959,850
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC) 03/15/26	5.500%	1,000,000	1,333,700
General Purpose Series 2012-A 12/15/29	5.000%	2,500,000	2,993,800
Series 2012A 12/15/25	5.000%	2,500,000	3,085,050

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency Revenue Bonds Series 2008A 09/15/19	5.000%	1,400,000	1,645,084
New York State Thruway Authority Revenue Bonds 2nd General Series 2005B (AMBAC) 04/01/19	5.000%	2,500,000	2,768,275
Series 2005A (NPFGC) 04/01/22	5.000%	500,000	543,935
Series 2008A 04/01/21	5.000%	1,000,000	1,185,500
Transportation Series 2007A 03/15/22	5.000%	1,000,000	1,169,900
Sales Tax Asset Receivables Corp. Revenue Bonds Series 2004A (NPFGC) 10/15/22	5.000%	4,000,000	4,255,560
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A(c) 10/01/25	5.000%	2,755,000	3,132,738
Total			40,813,032
State Appropriated 7.1%
Erie County Industrial Development Agency (The) Revenue Bonds School District of Buffalo Project Series 2008A (AGM) 05/01/18	5.000%	1,000,000	1,191,870
Series 2011A 05/01/30	5.250%	1,440,000	1,676,794
New York State Dormitory Authority Refunding Revenue Bonds Consolidated Service Contract Series 2009A 07/01/24	5.000%	3,000,000	3,536,040
Revenue Bonds Schools Program Series 2000 07/01/20	6.250%	1,545,000	1,552,679
Series 2009 02/15/18	5.500%	1,000,000	1,209,500
State University Educational Facilities 3rd General Series 2005A (NPFGC/FGIC) 05/15/21	5.500%	1,000,000	1,274,000
Series 1993A 05/15/15	5.250%	2,000,000	2,129,340
05/15/19	5.500%	2,500,000	2,980,650
Series 2000C (AGM) 05/15/17	5.750%	1,250,000	1,492,950

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B 01/01/26	5.000%	3,125,000	3,618,312
Series 2008C 01/01/22	5.000%	2,000,000	2,323,240
Total			22,985,375
State General Obligation 0.8%
Puerto Rico Public Buildings Authority Refunding Revenue Bonds Government Facilities Series 2007M(c) 07/01/23	6.250%	2,250,000	2,480,400
Transportation 4.9%
Metropolitan Transportation Authority Revenue Bonds Series 2005B (AMBAC) 11/15/24	5.250%	750,000	955,343
Series 2006 (CIFG/TCRS) 11/15/22	5.000%	2,280,000	2,571,384
Series 2006B 11/15/16	5.000%	1,500,000	1,722,045
Series 2007B 11/15/22	5.000%	1,500,000	1,723,560
Series 2008C 11/15/23	6.250%	3,570,000	4,488,882
Series 2010D 11/15/28	5.250%	3,000,000	3,492,120
Metropolitan Transportation Authority(b) Revenue Bonds Mandatory Tender Series 2008B 11/15/30	5.000%	1,000,000	1,067,980
Total			16,021,314
Turnpike/Bridge/Toll Road 5.1%
New York State Thruway Authority Revenue Bonds General Revenue Series 2012I 01/01/23	5.000%	3,000,000	3,707,640
Niagara Falls Bridge Commission Revenue Bonds Bridge System Series 1993A (AGM) 10/01/19	4.000%	2,000,000	2,203,020
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Subordinated Series 2013-A 11/15/24	5.000%	3,000,000	3,688,950

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
General Purpose Series 2011A 01/01/25	5.000%	3,000,000	3,633,270
Series 2012-B 11/15/20	5.000%	2,500,000	3,137,700
Total			16,370,580
Water & Sewer 0.8%
Rensselaer County Water Service & Sewer Authority Revenue Bonds Sewer Service Series 2008 09/01/28	5.100%	1,155,000	1,306,628
Water Service Series 2008 09/01/28	5.100%	1,060,000	1,160,753
Total			2,467,381
Total Municipal Bonds (Cost: $289,073,315)			316,323,526

Money Market Funds 0.3%

	Shares	Value ($)
Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000%(d)	608,838	608,838
JPMorgan Tax-Free Money Market Fund, 0.000%(d)	238,995	238,995
Total Money Market Funds (Cost: $847,833)		847,833
Total Investments (Cost: $289,921,148)		317,171,359
Other Assets & Liabilities, Net		6,181,711
Net Assets		323,353,070

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Zero coupon bond.

(b)  Variable rate security.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2013, the value of these securities amounted to $6,077,009 or 1.88% of net assets.

(d)  The rate shown is the seven-day current annualized yield at April 30, 2013.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

CIFG  IXIS Financial Guaranty

FGIC  Financial Guaranty Insurance Company

FHA  Federal Housing Authority

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	316,323,526	—	316,323,526
Total Bonds	—	316,323,526	—	316,323,526
Other
Money Market Funds	847,833	—	—	847,833
Total Other	847,833	—	—	847,833
Total	847,833	316,323,526	—	317,171,359

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia New York Intermediate Municipal Bond Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $289,921,148)	$317,171,359
Receivable for:
Investments sold	2,987,539
Capital shares sold	366,895
Interest	4,006,426
Expense reimbursement due from Investment Manager	1,939
Prepaid expenses	1,030
Trustees' deferred compensation plan	28,917
Total assets	324,564,105
Liabilities
Payable for:
Capital shares purchased	250,300
Dividend distributions to shareholders	828,548
Investment management fees	3,541
Distribution and/or service fees	599
Transfer agent fees	50,305
Administration fees	610
Compensation of board members	4,043
Chief compliance officer expenses	30
Other expenses	44,142
Trustees' deferred compensation plan	28,917
Total liabilities	1,211,035
Net assets applicable to outstanding capital stock	$323,353,070
Represented by
Paid-in capital	$296,098,189
Undistributed net investment income	191,106
Accumulated net realized loss	(186,436)
Unrealized appreciation (depreciation) on:
Investments	27,250,211
Total — representing net assets applicable to outstanding capital stock	$323,353,070

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia New York Intermediate Municipal Bond Fund

Statement of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)

Class A
Net assets	$23,608,327
Shares outstanding	1,886,319
Net asset value per share	$12.52
Maximum offering price per share(a)	$12.94
Class B
Net assets	$130,560
Shares outstanding	10,432
Net asset value per share	$12.52
Class C
Net assets	$22,368,930
Shares outstanding	1,787,490
Net asset value per share	$12.51
Class R4
Net assets	$3,026
Shares outstanding	242
Net asset value per share	$12.50
Class T
Net assets	$9,157,108
Shares outstanding	731,808
Net asset value per share	$12.51
Maximum offering price per share(a)	$13.13
Class Z
Net assets	$268,085,119
Shares outstanding	21,424,456
Net asset value per share	$12.51

(a) The maximum offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25% for Class A and 4.75% for Class T.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia New York Intermediate Municipal Bond Fund

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net investment income
Income:
Dividends	$112
Interest	5,988,683
Total income	5,988,795
Expenses:
Investment management fees	657,097
Distribution and/or service fees
Class A	29,483
Class B	879
Class C	114,956
Class T	6,868
Transfer agent fees
Class A	22,133
Class B	165
Class C	21,555
Class R4(a)	1
Class T	8,589
Class Z	255,714
Administration fees	112,971
Compensation of board members	14,402
Custodian fees	1,986
Printing and postage fees	20,612
Registration fees	39,968
Professional fees	16,241
Chief compliance officer expenses	139
Other	4,985
Total expenses	1,328,744
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(354,316)
Fees waived by Distributor — Class C	(40,286)
Total net expenses	934,142
Net investment income	5,054,653
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	760,480
Net realized gain	760,480
Net change in unrealized appreciation (depreciation) on:
Investments	(1,734,530)
Net change in unrealized appreciation (depreciation)	(1,734,530)
Net realized and unrealized loss	(974,050)
Net increase in net assets resulting from operations	$4,080,603

(a) For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia New York Intermediate Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2013(a) (Unaudited)	Year Ended October 31, 2012
Operations
Net investment income	$5,054,653	$10,268,269
Net realized gain	760,480	70,301
Net change in unrealized appreciation (depreciation)	(1,734,530)	11,283,666
Net increase in net assets resulting from operations	4,080,603	21,622,236
Distributions to shareholders
Net investment income
Class A	(341,392)	(585,150)
Class B	(1,874)	(7,898)
Class C	(286,445)	(497,459)
Class R4	(10)	—
Class T	(137,025)	(293,105)
Class Z	(4,281,425)	(8,868,243)
Total distributions to shareholders	(5,048,171)	(10,251,855)
Increase (decrease) in net assets from capital stock activity	(13,914,431)	28,432,895
Total increase (decrease) in net assets	(14,881,999)	39,803,276
Net assets at beginning of period	338,235,069	298,431,793
Net assets at end of period	$323,353,070	$338,235,069
Undistributed net investment income	$191,106	$184,624

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia New York Intermediate Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013(a) (Unaudited)		Year Ended October 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	452,521	5,671,116	819,600	10,165,989
Distributions reinvested	25,439	318,300	41,739	519,633
Redemptions	(325,756)	(4,070,932)	(402,168)	(4,999,941)
Net increase	152,204	1,918,484	459,171	5,685,681
Class B shares
Subscriptions	32	407	6,839	83,458
Distributions reinvested	111	1,388	399	4,955
Redemptions(b)	(8,903)	(111,558)	(26,003)	(321,964)
Net decrease	(8,760)	(109,763)	(18,765)	(233,551)
Class C shares
Subscriptions	201,478	2,527,977	831,018	10,306,930
Distributions reinvested	12,012	150,308	21,313	265,287
Redemptions	(259,394)	(3,245,143)	(205,083)	(2,545,613)
Net increase (decrease)	(45,904)	(566,858)	647,248	8,026,604
Class R4 shares
Subscriptions	241	2,998	—	—
Distributions reinvested	1	8	—	—
Net increase	242	3,006	—	—
Class T shares
Subscriptions	3,636	45,554	11,199	139,650
Distributions reinvested	6,945	86,909	14,628	181,968
Redemptions	(41,390)	(520,911)	(41,612)	(517,853)
Net decrease	(30,809)	(388,448)	(15,785)	(196,235)
Class Z shares
Subscriptions	1,636,629	20,499,226	4,241,040	52,669,245
Distributions reinvested	51,927	649,841	95,680	1,190,800
Redemptions	(2,868,665)	(35,919,919)	(3,114,369)	(38,709,649)
Net increase (decrease)	(1,180,109)	(14,770,852)	1,222,351	15,150,396
Total net increase (decrease)	(1,113,136)	(13,914,431)	2,294,220	28,432,895

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia New York Intermediate Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2013		Year Ended October 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$12.55		$12.10		$12.14		$11.76		$11.03		$11.54
Income from investment operations:
Net investment income	0.18		0.37		0.39		0.38		0.39		0.40
Net realized and unrealized gain (loss)	(0.03)		0.45		(0.04)		0.38		0.73		(0.51)
Total from investment operations	0.15		0.82		0.35		0.76		1.12		(0.11)
Less distributions to shareholders:
Net investment income	(0.18)		(0.37)		(0.39)		(0.38)		(0.39)		(0.40)
Total distributions to shareholders	(0.18)		(0.37)		(0.39)		(0.38)		(0.39)		(0.40)
Net asset value, end of period	$12.52		$12.55		$12.10		$12.14		$11.76		$11.03
Total return	1.20%		6.84%		2.99%		6.59%		10.30%		(1.02%)
Ratios to average net assets(a)
Total gross expenses	0.97	%(b)	0.99%		0.98%		0.93%		0.91%		0.93%
Total net expenses(c)	0.75	%(b)	0.75	%(d)	0.76	%(d)	0.80	%(d)	0.78	%(d)	0.75	%(d)
Net investment income	2.89	%(b)	2.97%		3.30%		3.20%		3.39%		3.44%
Supplemental data
Net assets, end of period (in thousands)	$23,608		$21,764		$15,431		$12,110		$8,452		$4,200
Portfolio turnover	11%		7%		8%		10%		20%		9%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia New York Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$12.55		$12.10		$12.14		$11.76		$11.03		$11.54
Income from investment operations:
Net investment income	0.13		0.28		0.30		0.30		0.31		0.32
Net realized and unrealized gain (loss)	(0.03)		0.44		(0.04)		0.37		0.73		(0.51)
Total from investment operations	0.10		0.72		0.26		0.67		1.04		(0.19)
Less distributions to shareholders:
Net investment income	(0.13)		(0.27)		(0.30)		(0.29)		(0.31)		(0.32)
Total distributions to shareholders	(0.13)		(0.27)		(0.30)		(0.29)		(0.31)		(0.32)
Net asset value, end of period	$12.52		$12.55		$12.10		$12.14		$11.76		$11.03
Total return	0.82%		6.02%		2.23%		5.80%		9.49%		(1.74%)
Ratios to average net assets(a)
Total gross expenses	1.71	%(b)	1.74%		1.75%		1.68%		1.66%		1.68%
Total net expenses(c)	1.50	%(b)	1.50	%(d)	1.52	%(d)	1.55	%(d)	1.53	%(d)	1.50	%(d)
Net investment income	2.13	%(b)	2.25%		2.55%		2.47%		2.67%		2.77%
Supplemental data
Net assets, end of period (in thousands)	$131		$241		$459		$1,016		$1,453		$1,503
Portfolio turnover	11%		7%		8%		10%		20%		9%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia New York Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$12.55		$12.10		$12.14		$11.76		$11.03		$11.54
Income from investment operations:
Net investment income	0.15		0.32		0.34		0.33		0.34		0.36
Net realized and unrealized gain (loss)	(0.04)		0.45		(0.04)		0.39		0.74		(0.51)
Total from investment operations	0.11		0.77		0.30		0.72		1.08		(0.15)
Less distributions to shareholders:
Net investment income	(0.15)		(0.32)		(0.34)		(0.34)		(0.35)		(0.36)
Total distributions to shareholders	(0.15)		(0.32)		(0.34)		(0.34)		(0.35)		(0.36)
Net asset value, end of period	$12.51		$12.55		$12.10		$12.14		$11.76		$11.03
Total return	0.92%		6.41%		2.57%		6.16%		9.87%		(1.40%)
Ratios to average net assets(a)
Total gross expenses	1.72	%(b)	1.74%		1.73%		1.67%		1.66%		1.68%
Total net expenses(c)	1.15	%(b)	1.15	%(d)	1.16	%(d)	1.20	%(d)	1.18	%(d)	1.15	%(d)
Net investment income	2.50	%(b)	2.57%		2.89%		2.77%		2.96%		3.09%
Supplemental data
Net assets, end of period (in thousands)	$22,369		$23,008		$14,355		$12,224		$5,861		$2,649
Portfolio turnover	11%		7%		8%		10%		20%		9%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Intermediate Municipal Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$12.42
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gain	0.08	(b)
Total from investment operations	0.12
Less distributions to shareholders:
Net investment income	(0.04)
Total distributions to shareholders	(0.04)
Net asset value, end of period	$12.50
Total return	1.00%
Ratios to average net assets(c)
Total gross expenses	0.65	%(d)
Total net expenses(e)	0.50	%(d)
Net investment income	3.17	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	11%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to April 30, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class T	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$12.55		$12.10		$12.14		$11.76		$11.03		$11.54
Income from investment operations:
Net investment income	0.19		0.38		0.40		0.40		0.41		0.42
Net realized and unrealized gain (loss)	(0.04)		0.45		(0.04)		0.38		0.72		(0.52)
Total from investment operations	0.15		0.83		0.36		0.78		1.13		(0.10)
Less distributions to shareholders:
Net investment income	(0.19)		(0.38)		(0.40)		(0.40)		(0.40)		(0.41)
Total distributions to shareholders	(0.19)		(0.38)		(0.40)		(0.40)		(0.40)		(0.41)
Net asset value, end of period	$12.51		$12.55		$12.10		$12.14		$11.76		$11.03
Total return	1.17%		6.95%		3.09%		6.69%		10.42%		(0.90%)
Ratios to average net assets(a)
Total gross expenses	0.87	%(b)	0.90%		0.89%		0.83%		0.81%		0.83%
Total net expenses(c)	0.65	%(b)	0.65	%(d)	0.67	%(d)	0.70	%(d)	0.68	%(d)	0.65	%(d)
Net investment income	2.99	%(b)	3.08%		3.40%		3.31%		3.52%		3.62%
Supplemental data
Net assets, end of period (in thousands)	$9,157		$9,570		$9,420		$10,969		$11,667		$11,520
Portfolio turnover	11%		7%		8%		10%		20%		9%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia New York Intermediate Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$12.55		$12.10		$12.14		$11.76		$11.03		$11.54
Income from investment operations:
Net investment income	0.20		0.40		0.42		0.41		0.42		0.42
Net realized and unrealized gain (loss)	(0.05)		0.45		(0.04)		0.38		0.73		(0.50)
Total from investment operations	0.15		0.85		0.38		0.79		1.15		(0.08)
Less distributions to shareholders:
Net investment income	(0.19)		(0.40)		(0.42)		(0.41)		(0.42)		(0.43)
Total distributions to shareholders	(0.19)		(0.40)		(0.42)		(0.41)		(0.42)		(0.43)
Net asset value, end of period	$12.51		$12.55		$12.10		$12.14		$11.76		$11.03
Total return	1.24%		7.11%		3.24%		6.85%		10.58%		(0.75%)
Ratios to average net assets(a)
Total gross expenses	0.72	%(b)	0.74%		0.73%		0.68%		0.66%		0.68%
Total net expenses(c)	0.50	%(b)	0.50	%(d)	0.52	%(d)	0.55	%(d)	0.53	%(d)	0.50	%(d)
Net investment income	3.14	%(b)	3.23%		3.55%		3.46%		3.66%		3.73%
Supplemental data
Net assets, end of period (in thousands)	$268,085		$283,653		$258,766		$292,941		$293,160		$272,139
Portfolio turnover	11%		7%		8%		10%		20%		9%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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23

Columbia New York Intermediate Municipal Bond Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia New York Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class T and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors. Class R4 shares commenced operations on March 19, 2013.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class Z shares are not subject to sales charges, and are available only to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

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Columbia New York Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASUs). Specifically, the ASUs require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASUs require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2013 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays

Semiannual Report 2013
25

Columbia New York Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2013 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended April 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.17
Class T	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2013, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.40% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder

Semiannual Report 2013
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Columbia New York Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The shareholder services fee for the six months ended April 30, 2013 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $18,147 for Class A, $0 for Class B, $1,415 for Class C and $14 for Class T shares for the six months ended April 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through February 28, 2014
Class A	0.75%
Class B	1.50
Class C	1.50
Class R4	0.50
Class T	0.65
Class Z	0.50

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2013, the cost of investments for federal income tax purposes was approximately $289,921,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$27,495,000
Unrealized depreciation	(245,000)
Net unrealized appreciation	$27,250,000

The following capital loss carryforward, determined as of October 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$(946,916)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $35,522,615 and $41,532,067, respectively, for the six months ended April 30, 2013.

Note 6. Shareholder Concentration

At April 30, 2013, one unaffiliated shareholder account owned 70.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

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Columbia New York Intermediate Municipal Bond Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended April 30, 2013.

Note 8. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the

Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia New York Intermediate Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
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Columbia New York Intermediate Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR204_10_C01_(06/13)

Semiannual Report

April 30, 2013

Columbia Strategic Income Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Strategic Income Fund

President's Message

Dear Shareholders,

U.S. equities had a strong first quarter

Similar to 2012, equities once again were the best performing asset class in the first quarter of 2013. The S&P 500 Index reached an all-time closing high on the last trading day of the quarter and pushed through its October 2007 peak. Although global equities have performed well year-to-date, there is significant performance divergence among regions. In local currency terms, Japanese equities were the best performing developed market globally, and U.S. stocks outperformed most other global equity markets. European equities rose in the first quarter but trailed U.S. stocks and had a turbulent March, as investors were reminded of instability in the eurozone with news of a banking crisis in Cyprus.

Although all 10 sectors of the S&P 500 Index delivered positive returns, this was a rally led by defensive stocks such as those in health care, consumer staples and utilities. Materials and technology stocks were the weakest sectors.

High yield leads fixed income; most sectors flat to down

The fixed-income markets lagged equities with modest, single-digit returns coming from municipals and high-yield sectors in the United States. Most government and investment-grade credit sectors were roughly flat to down for the first quarter of 2013. Emerging market bonds were the biggest disappointment with single-digit losses.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Strategic Income Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	43
Statement of Operations	45
Statement of Changes in Net Assets	46
Financial Highlights	48
Notes to Financial Statements	57
Important Information About This Report	69

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Strategic Income Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Strategic Income Fund (the Fund) Class A shares returned 3.68% excluding sales charges for the six months ended April 30, 2013.

>  The Fund outperformed its primary benchmark, the Barclays U.S. Government/Credit Bond Index, which returned 1.08% during the same six-month period.

>  The Fund also outperformed its Blended Benchmark, which returned 2.59% during the same six-month period.

Average Annual Total Returns (%) (for period ended April 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	04/21/77
Excluding sales charges		3.68	9.08	7.66	7.44
Including sales charges		-1.25	3.90	6.61	6.91
Class B	05/15/92
Excluding sales charges		3.13	8.10	6.82	6.64
Including sales charges		-1.87	3.10	6.51	6.64
Class C	07/01/97
Excluding sales charges		3.37	8.25	7.01	6.79
Including sales charges		2.37	7.25	7.01	6.79
Class K*	03/07/11	3.62	8.97	7.68	7.45
Class R*	09/27/10	3.53	8.76	7.48	7.22
Class R4*	11/08/12	3.70	9.10	7.66	7.44
Class R5*	03/07/11	3.91	9.41	7.83	7.52
Class W*	09/27/10	3.55	8.95	7.64	7.43
Class Z	01/29/99	3.69	9.13	7.91	7.71
Barclays U.S. Government/Credit Bond Index		1.08	4.43	5.88	5.07
Blended Benchmark		2.59	7.41	8.01	7.57

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Government/Credit Bond Index tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least one year.

The Blended Benchmark consists of a 35% weighting of the Barclays U.S. Aggregate Bond Index, a 35% weighting of the Bank of America Merrill Lynch (BofAML) US High Yield Cash Pay Constrained Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond (All Maturities) Index — Unhedged (Citigroup Non U.S. WGBI — Unhedged) and a 15% weighting of the JPMorgan Emerging Markets Bond Index (EMBI) — Global. The Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The BofAML US High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The Citigroup Non-U.S. WGBI — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds. The JPMorgan EMBI — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at April 30, 2013)
Asset-Backed Securities — Non-Agency	0.2
Commercial Mortgage-Backed Securities — Non-Agency	2.0
Common Stocks	0.0	(a)
Consumer Discretionary	0.0	(a)
Information Technology	0.0	(a)
Materials	0.0	(a)
Telecommunication Services	0.0	(a)
Corporate Bonds & Notes	46.8
Consumer Discretionary	5.8
Consumer Staples	2.5
Energy	6.1
Financials	5.5
Health Care	3.1
Industrials	3.8
Materials	3.7
Telecommunication	10.1
Utilities	6.2
Foreign Government Obligations	20.1
Inflation-Indexed Bonds	1.1
Money Market Funds	3.2
Municipal Bonds	0.1
Options Purchased Puts	0.0	(a)
Residential Mortgage-Backed Securities — Agency	11.4
Residential Mortgage-Backed Securities — Non-Agency	4.9
Senior Loans	7.8
Consumer Discretionary	2.1
Consumer Staples	0.7
Energy	0.1
Financials	0.4
Health Care	0.7
Industrials	1.0
Materials	1.1
Telecommunication	1.4
Utilities	0.3
U.S. Treasury Obligations	2.4
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Portfolio Management

Colin Lundgren, CFA

Brian Lavin, CFA

Zach Pandl

Gene Tannuzzo, CFA

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio Overview (continued)

(Unaudited)

Quality Breakdown (%) (at April 30, 2013)
AAA rating	18.1
AA rating	2.9
A rating	4.5
BBB rating	19.9
BB rating	16.0
B rating	24.6
CC rating	0.0	(a)
CCC rating	6.6
Not rated	7.4
Total	100.0

(a) Rounds to zero.

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Semiannual Report 2013

Columbia Strategic Income Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2012 – April 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,036.80		1,019.74	5.15		5.11	1.02
Class B	1,000.00	1,000.00	1,031.30		1,016.02	8.91		8.85	1.77
Class C	1,000.00	1,000.00	1,033.70		1,016.76	8.17		8.10	1.62
Class K	1,000.00	1,000.00	1,036.20		1,020.28	4.59		4.56	0.91
Class R	1,000.00	1,000.00	1,035.30		1,018.45	6.46		6.41	1.28
Class R4	1,000.00	1,000.00	1,035.40	*	1,020.88	3.79	*	3.96	0.79 *
Class R5	1,000.00	1,000.00	1,039.10		1,021.22	3.64		3.61	0.72
Class W	1,000.00	1,000.00	1,035.50		1,020.03	4.85		4.81	0.96
Class Z	1,000.00	1,000.00	1,036.90		1,020.98	3.89		3.86	0.77

*For the period November 8, 2012 through April 30, 2013. Class R4 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments

April 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 48.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.4%
ADS Tactical, Inc. Senior Secured(b) 04/01/18	11.000%	6,481,000	6,464,798
Bombardier, Inc. Senior Notes(b) 01/15/23	6.125%	3,022,000	3,263,760
Kratos Defense & Security Solutions, Inc. Senior Secured 06/01/17	10.000%	7,967,000	8,783,617
Lockheed Martin Corp. Senior Unsecured(b) 12/15/42	4.070%	2,720,000	2,619,783
Northrop Grumman Corp. Senior Unsecured 03/15/21	3.500%	8,765,000	9,488,218
Oshkosh Corp. 03/01/20	8.500%	4,629,000	5,184,480
TransDigm, Inc.(b) 10/15/20	5.500%	2,582,000	2,756,285
Total			38,560,941
Automotive 0.7%
American Axle & Manufacturing, Inc. 03/15/21	6.250%	1,620,000	1,707,075
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/21	8.250%	3,221,000	3,696,097
Jaguar Land Rover Automotive PLC(b) 02/01/23	5.625%	2,309,000	2,412,905
Schaeffler Finance BV(b) Senior Secured 02/15/17	7.750%	1,381,000	1,570,888
02/15/19	8.500%	1,619,000	1,849,708
05/15/21	4.750%	1,092,000	1,105,650
Visteon Corp. 04/15/19	6.750%	6,043,000	6,518,886
Total			18,861,209
Banking 2.3%
Ally Financial, Inc. 03/15/20	8.000%	9,126,000	11,475,945
09/15/20	7.500%	7,069,000	8,730,215
BES Investimento do Brasil SA Senior Unsecured(b) 03/25/15	5.625%	1,000,000	1,015,000
BanColombia SA Senior Unsecured 06/03/21	5.950%	1,600,000	1,804,000

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Banco de Bogota SA Senior Unsecured(b) 01/15/17	5.000%		1,000,000	1,082,099
Banco de Credito del Peru Subordinated Notes(b)(c) 10/15/22	7.170%	PEN	2,000,000	871,358
Bank of America Corp. Senior Unsecured 05/13/21	5.000%		3,320,000	3,799,481
01/11/23	3.300%		3,305,000	3,347,400
Bank of Nova Scotia Senior Unsecured 04/25/18	1.450%		13,000,000	13,013,676
Citigroup, Inc. Senior Unsecured 01/15/15	6.010%		15,000	16,250
Grupo Aval Ltd.(b) 09/26/22	4.750%		1,000,000	1,008,750
HSBC Holdings PLC Senior Unsecured 03/30/22	4.000%		3,800,000	4,209,386
Industrial Senior Trust(b) 11/01/22	5.500%		1,000,000	1,000,000
JPMorgan Chase & Co. Senior Unsecured 01/25/23	3.200%		1,470,000	1,506,477
Lloyds Banking Group PLC(b)(c) 12/31/49	6.657%		230,000	219,075
Morgan Stanley Senior Unsecured 02/25/23	3.750%		1,645,000	1,707,253
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%		3,705,000	4,270,013
Toronto-Dominion Bank (The) Senior Unsecured 04/30/18	1.400%		4,990,000	5,019,346
Total				64,095,724
Brokerage 0.2%
E*TRADE Financial Corp. Senior Unsecured 11/15/19	6.375%		2,708,000	2,911,100
Nuveen Investments, Inc. Senior Unsecured(b) 10/15/20	9.500%		3,523,000	3,796,032
Total				6,707,132

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.6%
American Builders & Contractors Supply Co., Inc. Senior Unsecured(b) 04/15/21	5.625%	1,119,000	1,163,760
Building Materials Corp. of America(b) Senior Notes 05/01/21	6.750%	2,517,000	2,787,577
Senior Secured 02/15/20	7.000%	945,000	1,034,775
Gibraltar Industries, Inc.(b) 02/01/21	6.250%	723,000	775,418
HD Supply, Inc. 07/15/20	11.500%	1,340,000	1,594,600
01/15/21	10.500%	1,959,000	2,054,501
HD Supply, Inc.(b) Senior Unsecured 07/15/20	7.500%	2,000,000	2,165,000
Interface, Inc. 12/01/18	7.625%	1,002,000	1,088,423
Norcraft Companies LP/Finance Corp. Secured 12/15/15	10.500%	2,492,000	2,622,830
Nortek, Inc. 04/15/21	8.500%	1,307,000	1,460,572
Total			16,747,456
Chemicals 1.4%
Ashland, Inc.(b) 08/15/22	4.750%	1,360,000	1,421,200
08/15/22	4.750%	1,072,000	1,120,240
Celanese U.S. Holdings LLC 06/15/21	5.875%	814,000	911,680
11/15/22	4.625%	1,877,000	1,933,310
Dow Chemical Co. (The) Senior Unsecured 11/15/22	3.000%	6,540,000	6,542,649
Dupont Performance Coatings, Inc.(b) 05/01/21	7.375%	2,338,000	2,489,970
Huntsman International LLC 11/15/20	4.875%	1,071,000	1,121,872
JM Huber Corp. Senior Notes(b) 11/01/19	9.875%	2,430,000	2,797,537
MacDermid, Inc.(b) 04/15/17	9.500%	2,058,500	2,125,401
Momentive Performance Materials, Inc. Senior Secured 10/15/20	8.875%	2,935,000	3,199,150
10/15/20	10.000%	335,000	354,263

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PQ Corp. Secured(b) 05/01/18	8.750%	7,413,000	7,959,709
Polypore International, Inc. 11/15/17	7.500%	2,710,000	2,926,800
Rockwood Specialties Group, Inc. 10/15/20	4.625%	2,337,000	2,465,535
Sibur Securities Ltd.(b) 01/31/18	3.914%	2,000,000	1,975,033
Total			39,344,349
Construction Machinery 1.0%
Ashtead Capital, Inc. Secured(b) 07/15/22	6.500%	681,000	750,803
CNH Capital LLC 11/01/16	6.250%	3,395,000	3,759,962
Case New Holland, Inc. 12/01/17	7.875%	6,862,000	8,165,780
Columbus McKinnon Corp. 02/01/19	7.875%	950,000	1,023,625
H&E Equipment Services, Inc. 09/01/22	7.000%	1,309,000	1,449,717
Neff Rental LLC/Finance Corp. Secured(b) 05/15/16	9.625%	4,296,000	4,607,460
United Rentals North America, Inc. 12/15/19	9.250%	5,225,000	5,995,687
05/15/20	7.375%	1,015,000	1,149,488
Secured 07/15/18	5.750%	1,228,000	1,338,520
Total			28,241,042
Consumer Cyclical Services 0.6%
Corrections Corp. of America(b) 05/01/23	4.625%	1,423,000	1,483,478
Goodman Networks, Inc. Senior Secured(b) 07/01/18	13.125%	2,593,000	2,881,471
Monitronics International, Inc. 04/01/20	9.125%	1,380,000	1,500,750
Vivint, Inc.(b) Senior Secured 12/01/19	6.375%	8,723,000	8,788,422
Senior Unsecured 12/01/20	8.750%	2,423,000	2,556,265
Total			17,210,386

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.8%
Clorox Co. (The) Senior Unsecured 09/15/22	3.050%	2,865,000	2,909,565
Libbey Glass, Inc. Senior Secured 05/15/20	6.875%	876,000	960,315
Revlon Consumer Products Corp.(b) 02/15/21	5.750%	3,471,000	3,575,130
Serta Simmons Holdings LLC Senior Unsecured(b) 10/01/20	8.125%	2,975,000	3,168,375
Spectrum Brands Escrow Corp.(b) 11/15/20	6.375%	2,086,000	2,278,955
11/15/22	6.625%	1,093,000	1,205,033
Spectrum Brands, Inc. 03/15/20	6.750%	667,000	727,030
Senior Secured 06/15/18	9.500%	5,694,000	6,398,632
Tempur-Pedic International, Inc.(b) 12/15/20	6.875%	359,000	391,759
Total			21,614,794
Diversified Manufacturing 0.2%
Actuant Corp. 06/15/22	5.625%	1,319,000	1,375,057
Amsted Industries, Inc. Senior Notes(b) 03/15/18	8.125%	2,182,000	2,367,470
Apex Tool Group LLC(b) 02/01/21	7.000%	698,000	750,350
Silver II Borrower/US Holdings LLC(b) 12/15/20	7.750%	2,286,000	2,451,735
Total			6,944,612
Electric 3.3%
AES Corp. (The) Senior Unsecured 07/01/21	7.375%	2,496,000	2,970,240
Appalachian Power Co. Senior Unsecured 03/30/21	4.600%	9,330,000	10,731,450
Arizona Public Service Co. Senior Unsecured 08/01/16	6.250%	739,000	862,332
CMS Energy Corp. Senior Unsecured 03/31/43	4.700%	1,835,000	1,909,723
Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Carolina Power & Light Co. 1st Mortgage 05/15/42	4.100%		1,500,000	1,564,656
Cleveland Electric Illuminating Co. (The) 1st Mortgage 11/15/18	8.875%		500,000	668,103
Companhia de Eletricidade do Estad 04/27/16	11.750%	BRL	610,000	321,807
Consolidated Edison Co. of New York, Inc. Senior Unsecured 04/01/38	6.750%		895,000	1,289,576
03/01/43	3.950%		2,680,000	2,740,616
Dominion Resources, Inc. Senior Unsecured 11/30/17	6.000%		1,080,000	1,297,915
08/15/19	5.200%		3,904,000	4,669,153
09/15/42	4.050%		1,100,000	1,109,030
Duke Energy Corp. Senior Unsecured 09/15/14	3.950%		3,930,000	4,110,501
09/15/21	3.550%		415,000	446,892
Duke Energy Ohio, Inc. 1st Mortgage 04/01/19	5.450%		2,861,000	3,460,460
GenOn Energy, Inc. Senior Unsecured 10/15/18	9.500%		2,437,000	2,893,938
Ipalco Enterprises, Inc. Senior Secured(b) 04/01/16	7.250%		2,415,000	2,716,875
Nevada Power Co. 01/15/15	5.875%		1,815,000	1,969,839
05/15/18	6.500%		10,355,000	12,823,062
04/01/36	6.650%		950,000	1,316,096
Oncor Electric Delivery Co. LLC Senior Secured 06/01/42	5.300%		3,300,000	3,904,841
Pacific Gas & Electric Co. Senior Unsecured 10/01/20	3.500%		1,340,000	1,475,368
04/15/42	4.450%		575,000	620,986
Progress Energy, Inc. Senior Unsecured 12/01/19	4.875%		3,862,000	4,484,195
04/01/22	3.150%		5,994,000	6,213,500
Sierra Pacific Power Co. 05/15/16	6.000%		3,020,000	3,481,021
Southern California Edison Co. 1st Refunding Mortgage 06/01/21	3.875%		3,520,000	4,000,117
03/15/43	3.900%		4,630,000	4,777,604

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toledo Edison Co. (The) Senior Secured 05/15/37	6.150%	3,400,000	4,305,491
Total			93,135,387
Entertainment 0.5%
AMC Entertainment, Inc. 06/01/19	8.750%	3,177,000	3,498,671
12/01/20	9.750%	1,965,000	2,284,313
Cedar Fair LP/Canada's Wonderland Co./ Magnum Management Corp.(b) 03/15/21	5.250%	1,804,000	1,844,590
Cinemark USA, Inc.(b) 12/15/22	5.125%	1,060,000	1,097,100
Six Flags, Inc.(b)(d)(e)(f) 06/01/14	9.625%	1,557,000	—
Speedway Motorsports, Inc. 02/01/19	6.750%	722,000	775,248
Time Warner, Inc. 03/29/41	6.250%	2,800,000	3,490,012
Total			12,989,934
Environmental 0.4%
Clean Harbors, Inc. 08/01/20	5.250%	2,331,000	2,465,033
Clean Harbors, Inc.(b) 06/01/21	5.125%	1,833,000	1,915,485
Waste Management, Inc. 06/30/20	4.750%	6,163,000	7,068,708
Total			11,449,226
Food and Beverage 1.8%
ARAMARK Corp.(b) 03/15/20	5.750%	2,800,000	2,933,000
ConAgra Foods, Inc. Senior Unsecured 09/15/22	3.250%	5,750,000	5,902,013
10/01/28	7.000%	855,000	1,130,924
Constellation Brands Inc.(g) Senior Unsecured 05/01/21	3.750%	1,221,000	1,221,000
05/01/23	4.250%	2,035,000	2,035,000
Cosan Luxembourg SA(b) 03/14/23	5.000%	491,000	501,515
Cott Beverages, Inc. 11/15/17	8.375%	1,185,000	1,267,950
09/01/18	8.125%	1,291,000	1,416,873
Diageo Capital PLC 04/29/23	2.625%	4,345,000	4,359,942

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HJ Heinz Co. Secured(b) 10/15/20	4.250%	5,687,000	5,758,087
Heineken NV Senior Unsecured(b) 04/01/22	3.400%	4,300,000	4,528,192
MHP SA(b) 04/29/15	10.250%	487,000	517,438
04/02/20	8.250%	4,500,000	4,443,138
Mondelez International, Inc. Senior Unsecured 02/01/18	6.125%	3,797,000	4,556,161
Pinnacle Foods Finance LLC/Corp.(b) 05/01/21	4.875%	1,507,000	1,550,326
SABMiller Holdings, Inc.(b) 01/15/22	3.750%	4,880,000	5,336,187
Shearer's Foods, Inc. LLC Senior Secured(b) 11/01/19	9.000%	1,693,000	1,883,462
Total			49,341,208
Gaming 1.0%
Caesars Entertainment Operating Co., Inc. Senior Secured 02/15/20	8.500%	2,816,000	2,717,440
MGM Resorts International 03/01/18	11.375%	1,925,000	2,488,062
12/15/21	6.625%	3,163,000	3,435,809
MGM Resorts International(b) 10/01/20	6.750%	444,000	487,290
ROC Finance LLC/Corp. Secured(b) 09/01/18	12.125%	2,529,000	2,971,575
Seminole Indian Tribe of Florida(b) Secured 10/01/17	7.750%	444,000	479,520
Senior Secured 10/01/20	6.535%	1,510,000	1,691,200
Senior Unsecured 10/01/20	7.804%	2,455,000	2,691,662
Seneca Gaming Corp.(b) 12/01/18	8.250%	2,909,000	3,141,720
Studio City Finance Ltd.(b) 12/01/20	8.500%	4,397,000	4,924,640
Tunica-Biloxi Gaming Authority Senior Unsecured(b) 11/15/15	9.000%	2,397,000	2,187,263
Total			27,216,181

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gas Pipelines 3.0%
Access Midstream Partners LP/Finance Corp. 05/15/23	4.875%	3,724,000	3,845,030
Colorado Interstate Gas Co. LLC Senior Unsecured 11/15/15	6.800%	3,219,000	3,688,279
El Paso LLC Senior Secured 06/15/14	6.875%	1,495,000	1,583,000
06/01/18	7.250%	779,000	910,456
09/15/20	6.500%	6,549,000	7,392,184
01/15/32	7.750%	6,853,000	7,810,179
Enterprise Products Operating LLC 03/15/44	4.850%	2,365,000	2,541,431
Hiland Partners LP/Finance Corp.(b) 10/01/20	7.250%	6,335,000	7,047,687
Kinder Morgan Energy Partners LP Senior Unsecured 02/15/20	6.850%	1,820,000	2,314,319
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	2,942,000	3,272,975
02/15/23	5.500%	2,894,000	3,176,165
07/15/23	4.500%	1,163,000	1,212,428
NiSource Finance Corp. 09/15/17	5.250%	9,860,000	11,339,190
02/15/23	3.850%	2,195,000	2,312,336
02/15/44	4.800%	1,195,000	1,229,524
Northwest Pipeline GP Senior Unsecured 04/15/17	5.950%	500,000	578,715
Regency Energy Partners LP/Finance Corp. 12/01/18	6.875%	1,682,000	1,837,585
07/15/21	6.500%	3,807,000	4,263,840
04/15/23	5.500%	2,707,000	2,964,165
Regency Energy Partners LP/Finance Corp.(b) 11/01/23	4.500%	1,451,000	1,501,785
Sabine Pass Liquefaction LLC(b) Senior Secured 02/01/21	5.625%	2,593,000	2,683,755
04/15/23	5.625%	2,674,000	2,747,535
Southern Natural Gas Co. LLC Senior Unsecured(b) 04/01/17	5.900%	2,315,000	2,707,409
Southern Star Central Corp. Senior Unsecured 03/01/16	6.750%	2,270,000	2,295,538
Tesoro Logistics LP/Finance Corp. Senior Unsecured(b) 10/01/20	5.875%	1,537,000	1,648,433

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured 08/01/42	4.450%	2,275,000	2,349,854
Total			85,253,797
Health Care 2.8%
Amsurg Corp.(b) 11/30/20	5.625%	1,096,000	1,156,280
Biomet, Inc.(b) 08/01/20	6.500%	2,763,000	3,011,670
CHS/Community Health Systems, Inc. 11/15/19	8.000%	2,605,000	2,953,419
07/15/20	7.125%	2,664,000	2,977,020
Senior Secured 08/15/18	5.125%	3,186,000	3,409,020
ConvaTec Healthcare E SA Senior Unsecured(b) 12/15/18	10.500%	5,272,000	5,931,000
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	1,198,000	1,275,870
Emdeon, Inc. 12/31/19	11.000%	2,635,000	3,076,362
Fresenius Medical Care U.S. Finance II, Inc.(b) 07/31/19	5.625%	813,000	908,528
01/31/22	5.875%	1,054,000	1,206,830
Fresenius Medical Care U.S. Finance, Inc.(b) 09/15/18	6.500%	621,000	718,808
HCA Holdings, Inc. Senior Unsecured 02/15/21	6.250%	4,467,000	4,891,365
HCA, Inc. 02/15/22	7.500%	3,136,000	3,747,520
05/01/23	5.875%	2,119,000	2,304,412
Senior Secured 02/15/20	6.500%	3,788,000	4,375,140
05/01/23	4.750%	1,149,000	1,197,833
Health Management Associates, Inc. 01/15/20	7.375%	819,000	909,090
Hologic, Inc. 08/01/20	6.250%	510,000	550,800
IASIS Healthcare LLC/Capital Corp. 05/15/19	8.375%	3,092,000	3,269,790
IMS Health, Inc. Senior Unsecured(b) 11/01/20	6.000%	1,511,000	1,616,770
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured 11/01/18	10.500%	1,262,000	1,413,440
LifePoint Hospitals, Inc. 10/01/20	6.625%	1,002,000	1,090,928

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Multiplan, Inc.(b) 09/01/18	9.875%	5,520,000	6,210,000
Physio-Control International, Inc. Senior Secured(b) 01/15/19	9.875%	2,117,000	2,418,672
Radnet Management, Inc. 04/01/18	10.375%	970,000	1,037,900
Rural/Metro Corp. Senior Unsecured(b) 07/15/19	10.125%	1,692,000	1,751,220
STHI Holding Corp. Secured(b) 03/15/18	8.000%	891,000	975,645
Tenet Healthcare Corp. Senior Secured(b) 04/01/21	4.500%	2,605,000	2,657,100
Truven Health Analytics, Inc. Senior Unsecured(b) 06/01/20	10.625%	1,268,000	1,448,690
United Surgical Partners International, Inc. 04/01/20	9.000%	1,472,000	1,663,360
Universal Hospital Services, Inc. Secured 08/15/20	7.625%	1,339,000	1,449,467
Universal Hospital Services, Inc.(b) Secured 08/15/20	7.625%	1,133,000	1,230,721
Vanguard Health Holding Co. II LLC/Inc. 02/01/18	8.000%	5,259,000	5,692,867
02/01/19	7.750%	1,244,000	1,351,295
Total			79,878,832
Healthcare Insurance 0.1%
Aetna, Inc. Senior Unsecured 11/15/22	2.750%	2,410,000	2,400,963
Home Construction 0.5%
Ashton Woods U.S.A. LLC/Finance Co.(b) 02/15/21	6.875%	1,145,000	1,169,331
Beazer Homes USA, Inc. 05/15/19	9.125%	915,000	1,001,925
Beazer Homes USA, Inc.(b) 02/01/23	7.250%	937,000	979,165
KB Home 03/15/20	8.000%	1,053,000	1,239,907
09/15/22	7.500%	845,000	967,525
Meritage Homes Corp. 04/01/22	7.000%	1,000,000	1,127,500

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp.(b) 03/01/18	4.500%	1,527,000	1,534,635
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	1,535,000	1,744,144
Taylor Morrison Communities, Inc./Monarch, Inc.(b) 04/15/20	7.750%	1,529,000	1,716,302
04/15/20	7.750%	474,000	532,065
04/15/21	5.250%	1,107,000	1,131,908
Total			13,144,407
Independent Energy 5.5%
Anadarko Petroleum Corp. Senior Unsecured 09/15/16	5.950%	8,505,000	9,779,763
Aurora USA Oil & Gas, Inc. Senior Unsecured(b) 04/01/20	7.500%	3,611,000	3,755,440
Canadian Oil Sands Ltd. Senior Unsecured(b) 04/01/42	6.000%	2,285,000	2,714,395
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	2,682,000	2,970,315
Chaparral Energy, Inc. 09/01/21	8.250%	1,844,000	2,083,720
Chesapeake Energy Corp. 08/15/20	6.625%	5,020,000	5,685,150
02/15/21	6.125%	5,751,000	6,326,100
03/15/23	5.750%	2,704,000	2,933,840
Comstock Resources, Inc. 06/15/20	9.500%	3,958,000	4,452,750
Concho Resources, Inc. 01/15/21	7.000%	3,680,000	4,140,000
01/15/22	6.500%	1,059,000	1,175,490
04/01/23	5.500%	2,229,000	2,373,885
Continental Resources, Inc. 10/01/19	8.250%	216,000	243,000
10/01/20	7.375%	224,000	258,720
04/01/21	7.125%	3,095,000	3,574,725
09/15/22	5.000%	8,978,000	9,763,575
Continental Resources, Inc.(b) 04/15/23	4.500%	5,709,000	6,087,221
Devon Energy Corp. Senior Unsecured 07/15/41	5.600%	2,500,000	2,879,605
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK(b) 12/15/17	8.125%	1,476,000	1,571,940

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
EP Energy LLC/Everest Acquisition Finance, Inc. 09/01/22	7.750%		425,000	487,688
Senior Secured 05/01/19	6.875%		3,810,000	4,171,950
EP Energy LLC/Finance, Inc. Senior Unsecured 05/01/20	9.375%		4,075,000	4,747,375
EnCana Corp. Senior Unsecured 11/15/41	5.150%		1,000,000	1,053,738
Halcon Resources Corp.(b) 05/15/21	8.875%		3,225,000	3,458,812
Kodiak Oil & Gas Corp. 12/01/19	8.125%		8,777,000	9,983,837
Kodiak Oil & Gas Corp.(b) 01/15/21	5.500%		1,347,000	1,421,085
Laredo Petroleum, Inc. 02/15/19	9.500%		6,085,000	6,936,900
05/01/22	7.375%		1,869,000	2,055,900
MEG Energy Corp.(b) 03/15/21	6.500%		1,426,000	1,529,385
01/30/23	6.375%		1,785,000	1,883,175
Novatek Finance Ltd.(b) Senior Unsecured 02/21/17	7.750%	RUB	61,400,000	1,979,678
02/03/21	6.604%		300,000	347,799
Oasis Petroleum, Inc. 02/01/19	7.250%		3,349,000	3,633,665
11/01/21	6.500%		3,320,000	3,652,000
01/15/23	6.875%		2,463,000	2,733,930
Plains Exploration & Production Co. 11/15/20	6.500%		5,975,000	6,662,125
QEP Resources, Inc. Senior Unsecured 03/01/21	6.875%		4,244,000	4,891,210
10/01/22	5.375%		5,098,000	5,416,625
05/01/23	5.250%		3,600,000	3,825,000
SM Energy Co. Senior Unsecured 11/15/21	6.500%		1,297,000	1,426,700
01/01/23	6.500%		1,067,000	1,179,035
Whiting Petroleum Corp. 10/01/18	6.500%		156,000	168,090
Woodside Finance Ltd.(b) 05/10/21	4.600%		4,500,000	5,091,876
Zhaikmunai LP 11/13/19	7.125%		3,025,000	3,274,563
Total				154,781,775

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.2%
Lukoil International Finance BV(b) 11/05/19	7.250%	1,100,000	1,327,844
11/09/20	6.125%	2,300,000	2,632,905
TNK-BP Finance SA(b) 03/13/18	7.875%	425,000	509,858
Total			4,470,607
Life Insurance 0.4%
Hartford Financial Services Group, Inc. Senior Unsecured 04/15/22	5.125%	6,590,000	7,809,783
Prudential Financial, Inc. Senior Unsecured 05/12/41	5.625%	3,605,000	4,278,259
Total			12,088,042
Lodging —%
Choice Hotels International, Inc. 07/01/22	5.750%	1,055,000	1,181,600
Media Cable 1.6%
CCO Holdings LLC/Capital Corp. 04/30/20	8.125%	4,045,000	4,570,850
CSC Holdings, Inc. Senior Unsecured 11/15/21	6.750%	5,126,000	5,843,640
Cablevision Systems Corp. Senior Unsecured 04/15/20	8.000%	1,175,000	1,351,250
09/15/22	5.875%	3,279,000	3,319,987
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b) 09/15/20	6.375%	2,149,000	2,288,685
Cogeco Cable, Inc.(b) 05/01/20	4.875%	655,000	667,281
DIRECTV Holdings LLC/Financing Co., Inc. 03/15/42	5.150%	2,525,000	2,577,712
DISH DBS Corp. 09/01/19	7.875%	523,000	596,220
06/01/21	6.750%	7,573,000	8,178,840
07/15/22	5.875%	2,952,000	3,011,040
DISH DBS Corp.(b) 03/15/23	5.000%	103,000	99,910
Lynx I Corp. Senior Secured(b) 04/15/21	5.375%	1,913,000	2,049,301

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lynx II Corp. Senior Unsecured(b) 04/15/23	6.375%	2,103,000	2,276,498
Quebecor Media, Inc. Senior Unsecured(b) 01/15/23	5.750%	2,727,000	2,842,897
Time Warner Cable, Inc. 02/01/20	5.000%	305,000	352,758
09/15/42	4.500%	290,000	275,836
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(b) 01/15/23	5.500%	2,658,000	2,741,063
Videotron Ltd. 07/15/22	5.000%	58,000	59,740
WaveDivision Escrow LLC/Corp. Senior Unsecured(b) 09/01/20	8.125%	70,000	74,550
WideOpenWest Finance LLC/Capital Corp.(b) 07/15/19	10.250%	1,345,000	1,513,125
Total			44,691,183
Media Non-Cable 3.8%
AMC Networks, Inc. 07/15/21	7.750%	5,832,000	6,677,640
12/15/22	4.750%	2,047,000	2,103,292
British Sky Broadcasting Group PLC(b) 11/26/22	3.125%	7,345,000	7,436,027
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	6,806,000	7,333,465
Clear Channel Worldwide Holdings, Inc.(b) 11/15/22	6.500%	1,849,000	1,964,563
11/15/22	6.500%	4,999,000	5,361,427
DigitalGlobe, Inc.(b) 02/01/21	5.250%	1,116,000	1,127,160
Hughes Satellite Systems Corp. 06/15/21	7.625%	1,245,000	1,428,638
Senior Secured 06/15/19	6.500%	4,440,000	4,939,500
Intelsat Jackson Holdings SA 04/01/19	7.250%	395,000	434,500
10/15/20	7.250%	1,620,000	1,798,200
Senior Unsecured 04/01/21	7.500%	2,660,000	2,999,150
Intelsat Luxembourg SA(b) 06/01/21	7.750%	1,134,000	1,196,370
06/01/23	8.125%	3,210,000	3,410,625
Lamar Media Corp. 05/01/23	5.000%	3,588,000	3,650,790
MDC Partners, Inc.(b) 04/01/20	6.750%	2,824,000	2,936,960

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NBCUniversal Media LLC 04/01/21	4.375%	2,660,000	3,068,541
01/15/43	4.450%	3,775,000	3,999,167
National CineMedia LLC Senior Secured 04/15/22	6.000%	2,284,000	2,489,560
News America, Inc. 09/15/22	3.000%	11,840,000	12,009,241
12/15/35	6.400%	150,000	190,625
Nielsen Finance LLC/Co.(b) 10/01/20	4.500%	5,697,000	5,818,061
Reed Elsevier Capital, Inc.(b) 10/15/22	3.125%	2,455,000	2,429,163
Starz LLC/Finance Corp. 09/15/19	5.000%	1,023,000	1,067,756
TCM Sub LLC(b) 01/15/15	3.550%	5,510,000	5,743,424
Univision Communications, Inc.(b) 05/15/21	8.500%	3,146,000	3,507,790
Senior Secured 05/15/19	6.875%	2,100,000	2,294,250
11/01/20	7.875%	6,618,000	7,445,250
09/15/22	6.750%	962,000	1,067,820
Total			105,928,955
Metals 1.1%
Aleris International, Inc. Senior Unsecured(e) 06/01/20	6.000%	3,093	3,340
Alpha Natural Resources, Inc. 04/15/18	9.750%	3,483,000	3,779,055
Arch Coal, Inc.(b) 06/15/19	9.875%	3,003,000	3,123,120
CONSOL Energy, Inc. 04/01/20	8.250%	1,116,000	1,249,920
Calcipar SA Senior Secured(b) 05/01/18	6.875%	3,797,000	4,058,044
FMG Resources August 2006 Proprietary Ltd.(b) 11/01/19	8.250%	5,816,000	6,339,440
Inmet Mining Corp.(b) 06/01/20	8.750%	4,985,000	5,383,800
06/01/21	7.500%	1,464,000	1,529,880
JMC Steel Group, Inc. Senior Notes(b) 03/15/18	8.250%	2,108,000	2,205,495
Peabody Energy Corp. 11/15/21	6.250%	2,703,000	2,882,074
Total			30,554,168

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Non-Captive Consumer 0.1%
Springleaf Finance Corp. Senior Unsecured 12/15/17	6.900%	3,269,000	3,391,588
Non-Captive Diversified 1.9%
Air Lease Corp. 03/01/20	4.750%	4,462,000	4,618,170
CIT Group, Inc. Senior Unsecured 03/15/18	5.250%	3,007,000	3,322,735
05/15/20	5.375%	1,953,000	2,202,008
CIT Group, Inc.(b) Senior Secured 04/01/18	6.625%	3,125,000	3,640,625
Senior Unsecured 02/15/19	5.500%	6,682,000	7,550,660
General Electric Capital Corp. Senior Unsecured 10/17/21	4.650%	3,287,000	3,756,610
01/09/23	3.100%	11,450,000	11,617,605
International Lease Finance Corp. Senior Unsecured 09/01/17	8.875%	1,765,000	2,148,888
04/15/18	3.875%	1,494,000	1,516,410
04/01/19	5.875%	853,000	936,074
05/15/19	6.250%	1,589,000	1,781,666
12/15/20	8.250%	4,253,000	5,316,250
04/15/21	4.625%	2,489,000	2,532,557
01/15/22	8.625%	2,266,000	2,945,800
Total			53,886,058
Oil Field Services 0.6%
Athlon Holdings LP/Finance Corp.(b) 04/15/21	7.375%	1,510,000	1,589,275
Atwood Oceanics, Inc. Senior Unsecured 02/01/20	6.500%	6,024,000	6,566,160
Gazstream SA for Gazprom OAO Senior Unsecured(b) 07/22/13	5.625%	2,091	2,111
Green Field Energy Services, Inc.(b) Senior Secured 11/15/16	13.250%	3,895,000	4,011,850
11/15/16	13.250%	93,000	95,790
Oil States International, Inc. 06/01/19	6.500%	2,681,000	2,882,075
Oil States International, Inc.(b) 01/15/23	5.125%	2,031,000	2,086,852
Total			17,234,113

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions —%
FTI Consulting, Inc.(b) 11/15/22	6.000%	859,000	916,983
Other Industry 0.2%
Interline Brands, Inc. 11/15/18	7.500%	3,498,000	3,777,840
Unifrax I LLC/Holding Co.(b) 02/15/19	7.500%	1,487,000	1,546,480
Total			5,324,320
Packaging 0.7%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Secured(b) 11/15/22	4.875%	842,000	858,840
Berry Plastics Corp. Secured 01/15/21	9.750%	2,180,000	2,583,300
Reynolds Group Issuer, Inc./LLC 08/15/19	9.875%	4,994,000	5,605,765
Senior Secured 08/15/19	7.875%	6,224,000	6,970,880
10/15/20	5.750%	1,865,000	1,953,587
Sealed Air Corp.(b) 09/15/21	8.375%	959,000	1,122,030
Total			19,094,402
Paper 0.1%
Graphic Packaging International, Inc. 04/15/21	4.750%	2,433,000	2,518,155
Pharmaceuticals 0.3%
Grifols, Inc. 02/01/18	8.250%	2,873,000	3,153,118
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b) 12/01/19	9.500%	912,000	1,055,640
Valeant Pharmaceuticals International(b) 10/15/20	6.375%	4,197,000	4,648,177
Total			8,856,935
Property & Casualty 0.6%
Alleghany Corp. Senior Unsecured 06/27/22	4.950%	2,000,000	2,271,402
Alliant Holdings, Inc. Senior Unsecured(b) 12/15/20	7.875%	1,876,000	1,974,490

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNA Financial Corp. Senior Unsecured 08/15/20	5.875%	2,000,000	2,391,652
HUB International Ltd.(b) 10/15/18	8.125%	3,308,000	3,560,235
Liberty Mutual Group, Inc.(b) 05/01/22	4.950%	5,820,000	6,478,236
Total			16,676,015
Railroads 0.3%
Burlington Northern Santa Fe LLC Senior Unsecured 06/01/41	5.400%	1,060,000	1,252,490
03/15/43	4.450%	3,005,000	3,156,007
CSX Corp. Senior Unsecured 04/15/41	5.500%	3,205,000	3,802,386
03/15/44	4.100%	1,100,000	1,080,650
Total			9,291,533
REITs —%
Duke Realty LP Senior Unsecured 08/15/19	8.250%	200	262
Restaurants 0.2%
Yum! Brands, Inc. Senior Unsecured 09/15/19	5.300%	2,227,000	2,610,727
11/01/21	3.750%	3,050,000	3,251,654
Total			5,862,381
Retailers 1.0%
99 Cent Only Stores 12/15/19	11.000%	1,316,000	1,521,625
AutoNation, Inc. 02/01/20	5.500%	186,000	203,670
Burlington Coat Factory Warehouse Corp. 02/15/19	10.000%	2,466,000	2,758,838
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK(b) 02/15/18	9.000%	2,707,000	2,808,512
Claire's Stores, Inc. Senior Secured(b) 03/15/20	6.125%	1,273,000	1,344,606
Jo-Ann Stores, Inc. Senior Unsecured(b) 03/15/19	8.125%	1,842,000	1,966,335

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
L Brands, Inc. 04/01/21	6.625%		4,690,000	5,387,637
02/15/22	5.625%		1,832,000	1,976,270
Rite Aid Corp. 03/15/20	9.250%		1,266,000	1,465,395
Senior Secured 08/15/20	8.000%		4,650,000	5,312,625
Senior Unsecured 02/15/27	7.700%		1,699,000	1,775,455
Sally Holdings LLC/Capital, Inc. 11/15/19	6.875%		1,217,000	1,361,519
Total				27,882,487
Supranational —%
European Investment Bank Senior Unsecured 01/18/27	2.150%	JPY	21,100,000	243,141
Technology 2.4%
Alliance Data Systems Corp.(b) 12/01/17	5.250%		2,329,000	2,427,983
04/01/20	6.375%		1,231,000	1,329,480
Amkor Technology, Inc. Senior Unsecured 06/01/21	6.625%		3,805,000	3,928,662
Anixter, Inc. 05/01/19	5.625%		650,000	695,500
Apple, Inc. Senior Unsecured(g) 05/04/43	3.850%		3,015,000	2,997,453
Brocade Communications Systems, Inc. Senior Secured 01/15/20	6.875%		1,817,000	1,998,700
CDW LLC/Finance Corp. 04/01/19	8.500%		2,783,000	3,116,960
Cardtronics, Inc. 09/01/18	8.250%		2,916,000	3,193,020
CyrusOne LLP/Finance Corp.(b) 11/15/22	6.375%		2,451,000	2,610,315
Equinix, Inc. Senior Unsecured 04/01/20	4.875%		1,054,000	1,101,430
07/15/21	7.000%		1,055,000	1,197,425
04/01/23	5.375%		3,850,000	4,032,875
First Data Corp. 01/15/21	12.625%		1,739,000	1,886,815

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(b) 01/15/21	11.250%	1,795,000	1,875,775
06/15/21	10.625%	2,390,000	2,458,712
Secured 01/15/21	8.250%	5,531,000	5,876,687
Senior Secured 06/15/19	7.375%	2,674,000	2,907,975
08/15/20	8.875%	3,745,000	4,269,300
Flextronics International Ltd.(b) 02/15/20	4.625%	1,020,000	1,042,950
02/15/23	5.000%	813,000	829,260
Freescale Semiconductor, Inc. Senior Secured(b) 04/15/18	9.250%	2,678,000	2,945,800
Interactive Data Corp. 08/01/18	10.250%	4,310,000	4,902,625
NXP BV/Funding LLC(b) 02/15/21	5.750%	2,632,000	2,789,920
Senior Unsecured 03/15/23	5.750%	1,267,000	1,339,853
Nuance Communications, Inc.(b) 08/15/20	5.375%	4,623,000	4,761,690
VeriSign, Inc.(b) 05/01/23	4.625%	1,734,000	1,777,350
Total			68,294,515
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc. 01/15/19	8.250%	1,775,000	1,972,469
03/15/20	9.750%	1,330,000	1,581,037
Avis Budget Car Rental LLC/Finance, Inc.(b) 04/01/23	5.500%	746,000	769,313
ERAC U.S.A. Finance LLC(b) 10/01/20	5.250%	1,150,000	1,349,531
03/15/42	5.625%	415,000	475,141
Hertz Corp. (The) 10/15/20	5.875%	1,295,000	1,414,787
01/15/21	7.375%	2,028,000	2,296,710
Total			9,858,988
Wireless 2.1%
Cricket Communications, Inc. 10/15/20	7.750%	1,481,000	1,506,917
Crown Castle International Corp. Senior Unsecured 01/15/23	5.250%	3,663,000	3,836,992
MetroPCS Wireless, Inc.(b) 04/01/23	6.625%	1,804,000	1,930,280
NII Capital Corp. 04/01/21	7.625%	2,145,000	1,898,325

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
NII International Telecom SARL(b) 08/15/19	11.375%		8,856,000	10,228,680
SBA Telecommunications, Inc.(b) 07/15/20	5.750%		4,485,000	4,776,525
Sprint Capital Corp. 11/15/28	6.875%		7,321,000	7,485,722
Sprint Nextel Corp. Senior Unsecured 08/15/20	7.000%		290,000	317,550
11/15/22	6.000%		320,000	333,600
Sprint Nextel Corp.(b) 11/15/18	9.000%		9,383,000	11,541,090
03/01/20	7.000%		1,261,000	1,434,388
United States Cellular Corp. Senior Unsecured 12/15/33	6.700%		2,005,000	2,176,586
VimpelCom Holdings BV(b) 02/13/18	9.000%	RUB	71,400,000	2,384,639
03/01/22	7.504%		1,000,000	1,130,000
Wind Acquisition Finance SA(b) Senior Secured 02/15/18	7.250%		1,875,000	1,978,125
04/30/20	6.500%		5,994,000	6,278,715
Total				59,238,134
Wirelines 2.1%
AT&T, Inc. Senior Unsecured(b) 06/15/45	4.350%		8,210,000	8,048,939
CenturyLink, Inc. Senior Unsecured 06/15/21	6.450%		2,790,000	3,088,937
Frontier Communications Corp. Senior Unsecured 10/01/18	8.125%		935,000	1,084,600
04/15/20	8.500%		2,050,000	2,357,500
07/01/21	9.250%		2,622,000	3,061,185
04/15/22	8.750%		953,000	1,072,125
04/15/24	7.625%		2,308,000	2,406,090
Level 3 Communications, Inc. Senior Unsecured 02/01/19	11.875%		2,857,000	3,360,546
Level 3 Communications, Inc.(b) Senior Unsecured 06/01/19	8.875%		756,000	835,380
Level 3 Financing, Inc. 04/01/19	9.375%		2,778,000	3,132,195
07/01/19	8.125%		1,656,000	1,825,740
07/15/20	8.625%		1,005,000	1,135,650
Level 3 Financing, Inc.(b) 06/01/20	7.000%		1,015,000	1,073,363

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PAETEC Holding Corp. 12/01/18	9.875%	3,015,000	3,467,250
Qtel International Finance Ltd.(b) 06/10/19	7.875%	600,000	758,061
10/19/25	5.000%	1,900,000	2,164,124
Softbank Corp. Senior Unsecured(b) 04/15/20	4.500%	3,490,000	3,615,445
Verizon Communications, Inc. Senior Unsecured 11/01/42	3.850%	8,595,000	7,855,498
Windstream Corp. 09/01/18	8.125%	1,485,000	1,633,500
10/15/20	7.750%	2,188,000	2,401,330
06/01/22	7.500%	1,335,000	1,471,837
08/01/23	6.375%	680,000	703,800
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	1,927,000	2,278,677
tw telecom holdings, Inc. 10/01/22	5.375%	1,061,000	1,111,398
Total			59,943,170
Total Corporate Bonds & Notes (Cost: $1,261,254,987)			1,355,347,090

Residential Mortgage-Backed Securities — Agency(h) 11.8%

Federal Home Loan Mortgage Corp.(c)(i)(j) CMO IO STRIPS Series 277 Class S6 09/15/42	5.851%	9,737,707	2,502,801
CMO IO STRIPS Series 281 Class S1 10/15/42	5.801%	17,681,411	4,814,302
CMO IO Series 2957 Class SW 04/15/35	5.801%	9,170,401	1,491,921
CMO IO Series 3122 Class IS 03/15/36	6.501%	8,178,137	1,176,795
CMO IO Series 3550 Class EI 07/15/39	6.201%	10,727,629	2,108,117
CMO IO Series 3761 Class KS 06/15/40	5.801%	10,473,012	1,420,607
CMO IO Series 3960 Class SL 11/15/41	6.301%	13,555,716	3,337,274
CMO IO Series 4091 Class SH 08/15/42	6.351%	14,387,856	3,840,760
CMO IO Series 4093 Class SD 01/15/38	6.501%	29,517,993	7,742,150
Federal Home Loan Mortgage Corp.(f)(i)(j) CMO IO Series 304 Class C69 12/15/42	4.000%	20,000,000	4,890,000

Residential Mortgage-Backed Securities — Agency(h) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(i) 05/01/21 - 06/01/36	5.000%	3,338,088	3,552,970
01/01/20	10.500%	3,517	3,535
Federal Home Loan Mortgage Corp.(i)(j) CMO IO Series 304 Class C22 12/15/42	3.500%	10,896,626	1,586,821
CMO IO Series 4120 Class AI 11/15/39	3.500%	18,227,740	3,217,705
CMO IO Series 4121 Class IA 01/15/41	3.500%	16,025,119	2,445,222
Federal National Mortgage Association(c)(i)(j) CMO IO Series 2006-5 Class N1 08/25/34	2.204%	28,814,607	1,302,155
CMO IO Series 2006-5 Class N2 02/25/35	2.199%	40,827,756	2,443,533
CMO IO Series 2010-135 Class MS 12/25/40	5.750%	6,354,284	1,097,644
CMO IO Series 2012-80 Class AS 02/25/39	5.850%	17,337,154	3,656,465
CMO IO Series 2012-87 SQ 08/25/42	6.100%	11,154,655	2,999,288
Federal National Mortgage Association(g)(i) 05/01/28	2.500%	14,500,000	15,161,563
05/01/28 - 06/01/43	3.000%	74,000,000	77,761,877
12/01/42	3.500%	29,497,627	31,864,352
Federal National Mortgage Association(i) 06/01/27	3.000%	26,916,640	28,683,045
05/01/41 - 06/01/42	4.000%	23,723,486	25,314,596
12/01/20 - 07/01/39	4.500%	26,072,021	28,515,483
05/01/33 - 06/01/34	5.000%	4,824,366	5,256,719
02/01/35	5.500%	243,247	266,988
04/01/34 - 02/01/37	6.000%	3,178,333	3,489,347
12/01/31 - 11/01/36	6.500%	5,793,444	6,486,200
10/01/37 - 07/01/38	7.000%	517,022	612,159
04/01/14	10.000%	4,651	4,697
Federal National Mortgage Association(i)(j) CMO IO Series 2012-118 Class BI 12/25/39	3.500%	28,782,613	5,303,461
CMO IO Series 2012-133 Class EI 07/25/31	3.500%	10,619,189	1,698,247
CMO IO Series 2012-139 Class IL 04/25/40	3.500%	14,590,568	2,758,792
CMO IO Series 2012-96 Class CI 04/25/39	3.500%	24,109,008	4,061,714
CMO IO Series 2013-1 Class AI 02/25/43	3.500%	9,055,521	2,155,335

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency(h) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(i)(k) 07/01/40	4.500%	10,911,960	12,065,282
Government National Mortgage Association(c)(i)(j) CMO IO Series 2010-108 Class PI 02/20/38	5.901%	13,553,231	1,339,035
CMO IO Series 2012-41 Class SA 03/20/42	6.401%	21,657,354	5,320,647
CMO IO Series 2012-48 Class SA 04/16/42	6.450%	4,357,526	939,989
Government National Mortgage Association(g)(i) 05/01/43	3.000%	11,000,000	11,704,688
Government National Mortgage Association(i)(j) CMO IO Series 2010-167 Class GI 02/20/38	4.000%	7,604,768	822,739
CMO IO Series 2012-94 Class BI 05/20/37	4.000%	27,473,530	4,016,364
Total Residential Mortgage-Backed Securities — Agency (Cost: $329,287,325)			331,233,384

Residential Mortgage-Backed Securities —
Non-Agency 5.0%

Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A(b)(i) 05/25/47	4.000%	9,401,081	9,592,036
BCAP LLC Trust(b)(c)(i) CMO Series 2010-RR7 Class 17A7 03/26/36	5.009%	1,769,159	1,501,271
Series 2013-RR1 Class 10A1 10/26/36	3.000%	5,513,316	5,547,846
BCAP LLC Trust(b)(i) CMO Series 2010-RR7 Class 8A6 05/26/35	5.500%	2,640,000	2,617,362
Banc of America Funding Corp. CMO Series 2012-R5 Class A(b)(c)(i) 10/03/39	0.464%	8,260,241	8,048,949
Bayview Opportunity Master Fund Trust IIB LP(b)(c)(i) CMO Series 2012-6NPL Class A 01/28/33	2.981%	6,976,165	7,029,184
Series 2012-4NPL Class A 07/28/32	3.475%	5,690,514	5,751,161
Series 2012-5NPL Class A 10/28/32	2.981%	10,410,555	10,472,220
Castle Peak Loan Trust CMO Series 2012-1A Class A1(b)(i) 05/25/52	5.000%	7,228,722	7,228,722
Citigroup Mortgage Loan Trust, Inc.(b)(c)(i) CMO Series 2009-3 Class 4A3 10/25/33	2.505%	6,105,977	5,094,449

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-4 Class 9A2 03/25/36	2.637%	3,040,248	2,476,233
CMO Series 2010-6 Class 2A2 09/25/35	2.677%	1,143,314	976,758
CMO Series 2010-6 Class 3A2 07/25/36	2.610%	4,920,000	4,368,588
CMO Series 2010-7 Class 3A4 12/25/35	6.696%	2,185,000	2,292,591
CMO Series 2013-2 Class 1A1 11/25/37	5.987%	6,802,385	7,091,942
Citigroup Mortgage Loan Trust, Inc.(b)(i) CMO Series 2012-A Class A 06/25/51	2.500%	6,824,086	6,755,845
Credit Suisse Mortgage Capital Certificates(b)(c)(i) CMO Series 2011-4R Class 4A7 08/27/37	4.000%	8,522,738	8,462,898
CMO Series 2011-7R Class A1 08/28/47	1.454%	4,008,561	3,988,613
Series 2012-11 Class 3A2 06/29/47	1.204%	8,599,883	7,954,892
Credit Suisse Mortgage Capital Certificates(b)(i) Series 2012-11R Class 1A1 10/29/46	2.000%	9,558,052	9,623,764
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7(i) 04/25/33	5.500%	2,440,097	2,526,747
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6(b)(c)(i) 04/26/37	4.500%	1,312,000	1,336,727
PennyMac Loan Trust(b)(c)(i) Series 2011-NPL1 Class A 09/25/51	5.250%	141,815	141,778
Series 2012-NPL1 Class A 05/28/52	3.422%	8,232,072	8,266,672
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4(b)(c)(i) 06/27/32	4.000%	1,292,186	1,296,083
Residential Mortgage Asset Trust Series 2012-1A Class A1(b)(c)(i) 08/26/52	2.734%	7,710,802	8,015,620
Wells Fargo Mortgage-Backed Securities Trust(i) CMO Series 2005-14 Class 2A1 12/25/35	5.500%	432,753	447,569
CMO Series 2005-18 Class 2A6 01/25/36	5.500%	841,718	844,099
CMO Series 2005-9 Class 2A5 10/25/35	5.250%	1,092,624	1,096,602
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $139,424,921)			140,847,221

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency 2.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4(c)(i) 02/13/42	4.933%	1,692,561	1,807,207
Commercial Mortgage Pass-Through Certificates Series 2011-THL Class A(b)(i) 06/09/28	3.376%	3,771,148	3,789,423
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1(i) 05/15/36	3.819%	256,325	258,918
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4(c)(i) 04/10/38	5.553%	4,898,000	5,437,128
JPMorgan Chase Commercial Mortgage Securities Corp.(c)(i) Series 2005-LDP4 Class AM 10/15/42	4.999%	1,000,000	1,087,794
JPMorgan Chase Commercial Mortgage Securities Corp.(i) Series 2007-CB18 Class A4 06/12/47	5.440%	4,000,000	4,570,152
Series 2011-C5 Class A2 08/15/46	3.149%	3,140,000	3,356,106
Series 2012-C6 Class A3 05/15/45	3.507%	4,000,000	4,332,921
Morgan Stanley Capital I, Inc. Series 2005-HQ6 Class A4A(i) 08/13/42	4.989%	4,825,000	5,197,789
Morgan Stanley Re-Remic Trust Series 2010-GG10 Class A4A(b)(c)(i) 08/15/45	5.982%	14,600,000	16,826,602
Rialto Real Estate Fund Series 2013-LT2 Class A(b)(i) 05/22/28	2.833%	8,189,588	8,190,964
S2 Hospitality LLC Series 2012-LV1 Class A(b)(i) 04/15/25	4.500%	2,141,098	2,140,592
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3(c)(i) 08/15/39	5.541%	42,419	44,442
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $52,867,540)			57,040,038

Asset-Backed Securities — Non-Agency 0.2%

American Credit Acceptance Receivables Trust Series 2012-3 Class A(b) 11/15/16	1.640%	3,597,827	3,606,197
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5 (FGIC)(c) 09/25/34	5.865%	1,793,299	1,692,588

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SpringCastle SPV Series 2013-1A Class A(b) 04/03/21	3.750%	1,600,000	1,602,260
Total Asset-Backed Securities — Non-Agency (Cost: $6,990,993)			6,901,045

Inflation-Indexed Bonds(a) 1.1%

Uruguay 1.1%
Uruguay Government International Bond 04/05/27	4.250%	UYU	243,964,088	15,989,991
Senior Unsecured 12/15/28	4.375%	UYU	227,538,350	15,247,968
Total				31,237,959
Total Inflation-Indexed Bonds (Cost: $24,941,991)				31,237,959

U.S. Treasury Obligations 2.5%

U.S. Treasury 12/31/13	0.125%	3,000	3,000
02/28/15	0.250%	50,000,000	50,039,050
07/31/16	1.500%	14,000,000	14,516,250
02/28/18	0.750%	950,000	954,972
02/15/23	2.000%	4,865,000	5,007,151
Total U.S. Treasury Obligations (Cost: $69,987,489)			70,520,423

Foreign Government Obligations(a) 20.8%

Argentina 0.3%
Argentina Boden Bonds 10/03/15	7.000%	2,275,000	1,984,938
Argentina Bonar Bonds 04/17/17	7.000%	4,637,000	3,779,155
Provincia de Buenos Aires Senior Unsecured(b) 01/26/21	10.875%	2,490,000	1,767,900
Provincia de Cordoba Senior Unsecured(b) 08/17/17	12.375%	2,570,000	2,017,450
Total			9,549,443

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Australia 0.4%
Australia Government Bond Senior Unsecured 05/15/13	6.500%	AUD	2,200,000	2,283,982
Treasury Corp. of Victoria Local Government Guaranteed 11/15/16	5.750%	AUD	1,600,000	1,806,380
06/15/20	6.000%	AUD	5,600,000	6,667,885
Total				10,758,247
Brazil 1.4%
Brazil Notas do Tesouro Nacional Senior Notes 01/01/17	10.000%	BRL	4,639,000	2,469,253
Brazilian Government International Bond 08/17/40 11.000% 2,700,000 3,304,800 Senior Unsecured 01/05/24	8.500%	BRL	6,700,000	3,727,152
01/20/34	8.250%		6,260,000	10,041,040
Morgan Stanley Senior Unsecured 10/22/20	11.500%	BRL	6,285,000	3,576,174
Morgan Stanley(b) Senior Unsecured 05/03/17	10.090%	BRL	1,855,000	992,053
Petrobras International Finance Co. 03/15/19	7.875%		8,580,000	10,669,024
01/27/21	5.375%		2,900,000	3,205,532
01/20/40	6.875%		1,400,000	1,671,700
Total				39,656,728
Canada 0.4%
Canadian Government Bond 06/01/19	3.750%	CAD	7,200,000	8,168,100
06/01/23	8.000%	CAD	2,200,000	3,463,987
Total				11,632,087
Chile —%
Empresa Nacional del Petroleo Senior Unsecured(b) 07/08/19	6.250%		600,000	682,216
Colombia 1.0%
Bogota Distrito Capital Senior Unsecured(b) 07/26/28	9.750%	COP	200,000,000	166,162
Colombia Government International Bond Senior Unsecured 05/21/24	8.125%		790,000	1,164,460
06/28/27	9.850%	COP	300,000,000	255,079
01/18/41	6.125%		4,200,000	5,620,694
Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Corporación Andina de Fomento 06/15/22	4.375%		1,150,000	1,253,707
Ecopetrol SA Senior Unsecured 07/23/19	7.625%		3,855,000	4,915,125
Empresa de Energia de Bogota SA Senior Unsecured(b) 11/10/21	6.125%		2,725,000	3,037,877
Empresas Publicas de Medellin ESP(b) Senior Unsecured 07/29/19	7.625%		100,000	123,716
02/01/21	8.375%	COP	13,266,000,000	8,544,360
Transportadora de Gas Internacional SA ESP Senior Unsecured(b) 03/20/22	5.700%		2,800,000	3,094,111
Total				28,175,291
Dominican Republic 0.4%
Banco de Reservas de La Republica Dominicana Subordinated Notes(b) 02/01/23	7.000%		2,600,000	2,661,100
Dominican Republic International Bond(b) Senior Unsecured 05/06/21	7.500%		4,325,000	4,917,241
04/20/27	8.625%		2,900,000	3,639,500
Total				11,217,841
El Salvador 0.1%
El Salvador Government International Bond(b) Senior Unsecured 04/10/32	8.250%		400,000	500,000
06/15/35	7.650%		490,000	569,625
02/01/41	7.625%		1,500,000	1,740,000
Total				2,809,625
Finland 0.1%
Finland Government Bond Senior Unsecured 07/04/15	4.250%	EUR	1,920,000	2,756,139
France 0.8%
France Government Bond OAT 04/25/17	3.750%	EUR	2,900,000	4,311,446
10/25/18	4.250%	EUR	1,900,000	2,970,869
04/25/22	3.000%	EUR	3,600,000	5,301,647
04/25/29	5.500%	EUR	4,320,000	8,024,995
French Treasury Note 07/12/15	2.000%	EUR	1,970,000	2,698,064
Total				23,307,021

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Georgia 0.1%
Georgian Railway JSC Senior Unsecured(b) 07/11/22	7.750%		1,639,000	1,905,232
Germany 0.7%
Bundesrepublik Deutschland 06/20/16	6.000%	EUR	8,000,000	12,465,726
07/04/17	4.250%	EUR	1,350,000	2,075,678
01/04/18	4.000%	EUR	880,000	1,359,073
01/04/19	3.750%	EUR	2,500,000	3,904,989
07/04/21	3.250%	EUR	680,000	1,063,545
07/04/34	4.750%	EUR	55,000	106,684
Total				20,975,695
Guatemala 0.3%
Guatemala Government Bond Senior Unsecured(b) 02/13/28	4.875%		6,978,000	7,064,094
Hungary 0.2%
Hungary Government International Bond Senior Unsecured 02/19/18	4.125%		2,000,000	1,982,073
Magyar Export-Import Bank RT(b) 02/12/18	5.500%		3,400,000	3,424,933
Total				5,407,006
Indonesia 1.5%
Indonesia Government International Bond(b) Senior Unsecured 05/04/14	10.375%		6,180,000	6,736,200
04/20/15	7.250%		1,300,000	1,443,000
03/13/20	5.875%		11,125,000	13,266,563
Indonesia Treasury Bond Senior Unsecured 06/15/15	9.500%	IDR	11,920,000,000	1,349,288
07/15/17	10.000%	IDR	15,043,000,000	1,847,426
09/15/19	11.500%	IDR	22,600,000,000	3,103,695
11/15/20	11.000%	IDR	2,000,000,000	277,366
06/15/21	12.800%	IDR	17,200,000,000	2,619,387
09/15/25	11.000%	IDR	16,500,000,000	2,422,057
05/15/27	7.000%	IDR	11,380,000,000	1,264,991
Majapahit Holding BV(b) 06/28/17	7.250%		562,000	654,678
01/20/20	7.750%		1,100,000	1,366,283
06/29/37	7.875%		2,780,000	3,683,500
PT Pertamina Persero Senior Unsecured(b) 05/03/22	4.875%		1,600,000	1,702,080

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
PT Perusahaan Listrik Negara Senior Unsecured(b) 11/22/21	5.500%		500,000	552,530
Perusahaan Penerbit SBSN Senior Unsecured(b) 04/23/14	8.800%		700,000	748,846
Total				43,037,890
Japan 0.4%
Japan Government 20-Year Bond Senior Unsecured 09/20/26	2.200%	JPY	513,000,000	6,104,255
Japan Government 30-Year Bond Senior Unsecured 03/20/33	1.100%	JPY	428,000,000	4,104,107
Total				10,208,362
Kazakhstan 0.3%
KazMunayGas National Co. JSC(b) 07/02/18	9.125%		3,980,000	5,084,450
05/05/20 7.000% 400,000 482,651 Senior Unsecured 04/09/21	6.375%		2,500,000	2,925,000
Total				8,492,101
Latvia 0.1%
Republic of Latvia Senior Unsecured(b) 06/16/21	5.250%		1,250,000	1,449,593
Lithuania 0.3%
Lithuania Government International Bond(b) Senior Unsecured 09/14/17	5.125%		2,150,000	2,416,533
03/09/21	6.125%		1,550,000	1,901,909
02/01/22	6.625%		2,550,000	3,226,215
Total				7,544,657
Mexico 2.3%
Mexican Bonos 12/17/15	8.000%	MXN	1,485,000	1,343,428
06/16/16	6.250%	MXN	2,960,000	2,593,914
12/15/16	7.250%	MXN	659,000	600,541
12/14/17	7.750%	MXN	950,000	900,859
12/13/18	8.500%	MXN	5,126,000	5,127,060
06/09/22	6.500%	MXN	8,990,000	8,536,439
06/03/27	7.500%	MXN	17,769,000	18,678,442
Mexico Government International Bond Senior Unsecured 01/11/40	6.050%		2,350,000	3,090,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Pemex Finance Ltd. Senior Unsecured 11/15/18	9.150%		2,485,000	3,053,596
Senior Unsecured (NPFGC) 08/15/17	10.610%		1,650,000	1,997,093
Pemex Project Funding Master Trust 03/01/18	5.750%		4,870,000	5,685,725
01/21/21	5.500%		3,750,000	4,396,875
06/15/35	6.625%		870,000	1,094,267
06/15/38	6.625%		450,000	568,156
Petroleos Mexicanos 05/03/19	8.000%		600,000	780,000
11/24/21	7.650%	MXN	2,620,000	2,483,350
06/02/41	6.500%		2,500,000	3,106,250
Total				64,036,245
Mongolia —%
Mongolia Government International Bond Senior Unsecured(b) 12/05/22	5.125%		878,000	829,645
Morocco —%
Morocco Government International Bond Senior Unsecured(b) 12/11/22	4.250%		1,200,000	1,243,284
Netherlands 0.2%
Netherlands Government Bond(b) 07/15/16	4.000%	EUR	3,735,000	5,504,640
New Zealand 0.1%
New Zealand Government Bond Senior Unsecured 05/15/21	6.000%	NZD	2,100,000	2,181,132
Norway 0.4%
Norway Government Bond 05/19/17	4.250%	NOK	17,685,000	3,423,925
05/22/19	4.500%	NOK	8,700,000	1,767,971
05/24/23	2.000%	NOK	40,000,000	6,916,362
Total				12,108,258
Panama 0.1%
Ena Norte Trust Pass-Through Certificates(b) 04/25/23	4.950%		1,273,149	1,324,992
Peru 0.5%
Corporacion Financiera de Desarrollo SA Senior Unsecured(b) 02/08/22	4.750%		2,900,000	3,131,061

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates(b)(l) 05/31/18	0.000%		2,045,562	1,891,918
Peruvian Government International Bond Senior Unsecured 11/21/33	8.750%		4,508,000	7,708,680
Peruvian Government International Bond(b) Senior Unsecured 08/12/20	7.840%	PEN	3,100,000	1,467,544
Total				14,199,203
Philippines 0.3%
Philippine Government International Bond Senior Unsecured 01/15/19	9.875%		70,000	98,963
03/30/26	5.500%		3,825,000	4,814,719
01/14/31	7.750%		200,000	303,000
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b) 12/02/24	7.390%		1,390,000	1,892,626
Total				7,109,308
Poland 0.6%
Poland Government Bond 10/24/15	6.250%	PLN	3,800,000	1,304,929
10/25/17	5.250%	PLN	2,655,000	929,210
10/25/19	5.500%	PLN	23,100,000	8,420,569
Poland Government International Bond Senior Unsecured 07/15/19	6.375%		1,470,000	1,822,212
04/21/21	5.125%		1,000,000	1,175,100
03/23/22	5.000%		2,950,000	3,444,273
Total				17,096,293
Qatar 0.1%
Nakilat, Inc. Senior Secured(b) 12/31/33	6.067%		3,260,000	3,952,750
Republic of Namibia 0.2%
Namibia International Bonds Senior Unsecured(b) 11/03/21	5.500%		4,100,000	4,581,750
Republic of the Congo —%
Republic of Congo Senior Unsecured(c) 06/30/29	3.000%		470,250	434,981
Romania 0.4%
Romania Government Bond 07/26/17	5.900%	RON	11,140,000	3,511,968

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Romanian Government International Bond(b) Senior Unsecured 02/07/22	6.750%		4,800,000	5,891,902
08/22/23	4.375%		1,200,000	1,241,118
Total				10,644,988
Russian Federation 2.1%
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured(b) 09/19/22	4.375%		2,800,000	2,804,124
Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured 11/22/16	6.212%		400,000	449,000
04/11/18	8.146%		4,535,000	5,555,375
01/23/21	5.999%		4,000,000	4,545,000
03/07/22	6.510%		4,535,000	5,288,944
08/16/37	7.288%		300,000	372,000
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured(b) 12/27/17	5.298%		1,700,000	1,817,535
Russian Foreign Bond — Eurobond Senior Unsecured 03/31/30	7.500%		14,311,450	18,003,804
Russian Foreign Bond — Eurobond(b) Senior Unsecured 03/31/30	7.500%		1,404,325	1,766,641
Russian Railways via RZD Capital PLC Senior Unsecured 04/02/19	8.300%	RUB	120,000,000	4,042,172
Sberbank of Russia Via SB Capital SA Senior Unsecured(b) 02/07/22	6.125%		4,200,000	4,738,952
VTB Bank OJSC Via VTB Capital SA Senior Unsecured(b) 04/12/17	6.000%		1,400,000	1,520,750
Vnesheconombank Via VEB Finance PLC Senior Unsecured(b) 11/22/25	6.800%		5,810,000	6,957,475
Total				57,861,772
South Africa 0.1%
South Africa Government International Bond Senior Unsecured 01/17/24	4.665%		1,800,000	2,011,500
Transnet SOC Ltd. Senior Unsecured(b) 07/26/22	4.000%		1,100,000	1,092,257
Total				3,103,757

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
South Korea 0.2%
Export-Import Bank of Korea Senior Unsecured 04/11/22	5.000%		3,900,000	4,515,810
Export-Import Bank of Korea(b) 02/15/15	5.000%	IDR	8,000,000,000	806,152
Total				5,321,962
Supra-National 0.2%
Eurasian Development Bank Senior Unsecured 10/05/17	8.000%	RUB	176,500,000	5,849,499
Sweden 0.4%
Sweden Government Bond 08/12/17	3.750%	SEK	62,200,000	10,685,534
12/01/20	5.000%	SEK	8,000,000	1,554,430
Total				12,239,964
Trinidad and Tobago 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b) 08/14/19	9.750%		5,033,000	6,462,796
Turkey 1.1%
Export Credit Bank of Turkey Senior Unsecured(b) 04/24/19	5.875%		1,250,000	1,418,872
Turkey Government International Bond 01/14/41	6.000%		2,200,000	2,645,500
Senior Unsecured 09/26/16	7.000%		1,235,000	1,431,056
11/07/19	7.500%		1,300,000	1,660,750
06/05/20	7.000%		850,000	1,066,750
03/30/21	5.625%		7,250,000	8,500,625
09/26/22	6.250%		550,000	677,875
02/05/25	7.375%		8,680,000	11,587,800
03/17/36	6.875%		230,000	301,300
05/30/40	6.750%		1,500,000	1,957,500
Total				31,248,028
Ukraine 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured(b) 07/11/16	9.375%		1,300,000	1,288,169
National JSC Naftogaz of Ukraine Government Guaranteed 09/30/14	9.500%		625,000	648,474
Total				1,936,643

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
United Arab Emirates 0.2%
Abu Dhabi National Energy Co. Senior Unsecured(b) 12/13/21	5.875%		1,300,000	1,546,229
Dolphin Energy Ltd. Senior Secured(b) 12/15/21	5.500%		3,050,000	3,605,994
Total				5,152,223
United Kingdom 0.4%
United Kingdom Gilt 09/07/21	3.750%	GBP	1,500,000	2,756,671
03/07/25	5.000%	GBP	3,510,000	7,215,954
Total				9,972,625
Uruguay 0.1%
Uruguay Government International Bond Senior Unsecured 03/21/36	7.625%		725,000	1,093,663
Senior Unsecured PIK 01/15/33	7.875%		1,940,000	2,938,130
Total				4,031,793
Venezuela 1.7%
Petroleos de Venezuela SA 04/12/17	5.250%		11,540,000	10,010,950
11/02/17	8.500%		8,135,000	7,870,612
11/17/21	9.000%		6,078,521	5,729,006
02/17/22	12.750%		379,700	423,366
Senior Unsecured 10/28/15	5.000%		799,500	737,539
10/28/16	5.125%		1,799,000	1,592,115
Venezuela Government International Bond Senior Unsecured 02/26/16	5.750%		2,050,000	1,942,375
08/23/22	12.750%		3,006,000	3,431,349
05/07/23	9.000%		17,624,000	16,769,236
Total				48,506,548
Total Foreign Government Obligations (Cost: $517,596,800)				583,564,347

Municipal Bonds 0.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cabazon Band Mission Indians Revenue Bonds Series 2004(b)(e)(m)(n) 10/01/11	13.000%	2,820,000	1,297,172
Total Municipal Bonds (Cost: $2,820,000)			1,297,172

Senior Loans 8.1%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Doncasters U.S. Finance LLC Tranche B Term Loan(c)(o) 04/09/20	5.500%	1,025,000	1,032,257
Huntington Ingalls Industries, Inc. Term Loan(c)(o) 03/30/16	2.750%	178,152	178,152
Spirit AeroSystems, Inc. Tranche B Term Loan(c)(o) 04/18/19	3.750%	723,174	730,406
TASC, Inc. Tranche B Term Loan(c)(o) 12/18/15	4.500%	1,172,018	1,173,975
TransDigm, Inc. Tranche C Term Loan(c)(o) 02/28/20	3.750%	746,244	756,296
Total			3,871,086
Airlines 0.2%
Continental Airlines, Inc. Tranche B Term Loan(c)(o) 04/01/19	4.000%	1,825,000	1,842,685
Delta Air Lines, Inc.(c)(o) Tranche B1 Term Loan 10/18/18	4.000%	374,063	378,177
Tranche B2 Term Loan 04/18/16	3.250%	947,625	955,746
U.S. Airways Group, Inc. Term Loan(c)(o) 03/21/14	2.699%	886,458	886,343
Total			4,062,951
Automotive 0.2%
Chrysler Group LLC Tranche B Term Loan(c)(o) 05/24/17	6.000%	813,532	823,905
Federal-Mogul Corp.(c)(o) Tranche B Term Loan 12/29/14	2.138%	425,313	402,916
Tranche C Term Loan 12/28/15	2.138%	216,997	205,569
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(c)(o) 04/30/19	4.750%	625,000	629,769
Navistar, Inc. Tranche B Term Loan(c)(o) 08/17/17	5.750%	348,750	355,073

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Schaeffler AG Tranche C Term Loan(c)(o) 01/27/17	4.250%	675,000	682,081
ThermaSys Corp. 1st Lien Term Loan(c)(g)(o) 04/08/19	5.250%	900,000	891,000
Total			3,990,313
Brokerage 0.1%
Nuveen Investments, Inc.(c)(o) 1st Lien Tranche B Term Loan 05/13/17	4.198%	1,375,000	1,390,469
2nd Lien Tranche B Term Loan 02/28/19	6.500%	425,000	428,719
Total			1,819,188
Building Materials 0.1%
Armstrong World Industries, Inc. Tranche B Term Loan(c)(o) 03/15/20	3.500%	500,000	502,680
Custom Building Products, Inc. Term Loan(c)(o) 12/14/19	6.000%	674,058	682,484
Roofing Supply Group LLC Term Loan(c)(o) 05/31/19	5.000%	595,010	602,822
Wilsonart LLC Term Loan(c)(o) 10/31/19	4.000%	573,563	575,283
Total			2,363,269
Chemicals 0.5%
AI Chem & Cy SCA(c)(o) 2nd Lien Term Loan 04/03/20	8.250%	250,000	255,783
Tranche B1 Term Loan 10/04/19	4.500%	179,344	181,475
10/04/19	4.500%	345,656	349,762
AZ Chem U.S., Inc. Term Loan(c)(o) 12/22/17	5.250%	286,153	290,803
Ascend Performance Materials Operations LLC Tranche B Term Loan(c)(o) 04/10/18	6.750%	795,980	807,920
Dupont Performance Coatings, Inc. Tranche B Term Loan(c)(o) 02/01/20	4.750%	2,025,000	2,050,110

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HII Holding Corp. 2nd Lien Term Loan(c)(o) 12/21/20	9.500%	1,350,000	1,393,875
Huntsman International LLC Tranche B Term Loan(c)(o) 04/19/17	2.743%	500,000	502,590
INEOS U.S. Finance LLC Term Loan(c)(o) 05/04/18	6.500%	1,193,424	1,206,420
Nexeo Solutions LLC(c)(g)(o) Term Loan 09/08/17	5.000%	750,000	753,750
Nexeo Solutions LLC(c)(o) Term Loan 09/08/17	5.000%	172,796	173,660
Omnova Solutions, Inc. Tranche B1 Term Loan(c)(o) 05/31/18	4.250%	636,967	643,337
PQ Corp. Term Loan(c)(o) 08/07/17	4.500%	1,471,313	1,486,864
Tronox Pigments BV Term Loan(c)(o) 03/19/20	4.500%	434,536	440,645
Univar, Inc. Tranche B Term Loan(c)(o) 06/30/17	5.000%	1,973,484	1,982,977
Total			12,519,971
Construction Machinery —%
Douglas Dynamics LLC Term Loan(c)(o) 04/18/18	5.750%	653,225	653,225
Manitowoc Co., Inc. (The) Tranche B Term Loan(c)(o) 11/13/17	4.250%	107,928	109,007
Total			762,232
Consumer Cyclical Services 0.3%
Acosta, Inc. Tranche D Term Loan(c)(o) 03/02/18	5.000%	611,572	620,440
IG Investments Holdings LLC Tranche B 1st Lien Term Loan(c)(o) 10/31/19	6.000%	548,625	553,426
KAR Auction Services, Inc. Term Loan(c)(o) 05/19/17	3.750%	754,653	764,622

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc. Tranche B Term Loan(c)(o) 11/07/16	4.500%	511,819	519,179
Monitronics Intl, Inc. Tranche B Term Loan(c)(o) 03/23/18	4.250%	997,484	1,011,199
Sabre, Inc.(c)(o) Tranche B Term Loan 02/19/19	5.250%	634,902	644,127
Tranche C Term Loan 02/19/18	4.000%	288,750	290,376
Weight Watchers International, Inc. Tranche B2 Term Loan(c)(o) 04/02/20	3.750%	1,400,000	1,395,282
West Corp. Tranche B8 Term Loan(c)(o) 06/30/18	4.250%	1,668,715	1,694,680
Total			7,493,331
Consumer Products 0.2%
Affinion Group, Inc. Tranche B Term Loan(c)(o) 10/09/16	6.500%	1,679,820	1,649,516
Fender Musical Instruments Corp. Term Loan(c)(o) 04/03/19	5.750%	425,000	425,663
Jarden Corp. Tranche B Term Loan(c)(o) 03/31/18	2.698%	98,741	99,646
Serta Simmons Holdings LLC Term Loan(c)(o) 10/01/19	5.000%	374,062	378,914
Sun Products Corp. (The) Tranche B Term Loan(c)(o) 03/23/20	5.500%	2,987,000	3,009,403
Visant Corp. Tranche B Term Loan(c)(o) 12/22/16	5.250%	893,179	867,875
Total			6,431,017
Diversified Manufacturing 0.4%
Accudyne Industries LLC Term Loan(c)(o) 12/13/19	4.000%	1,446,375	1,456,138
Air Distribution Technologies, Inc.(c)(o) 1st Lien Term Loan 11/09/18	5.000%	1,471,313	1,494,000
2nd Lien Term Loan 05/11/20	9.250%	850,000	871,250

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Apex Tool Group LLC Term Loan(c)(o) 01/31/20	4.500%	1,400,000	1,417,976
Colfax Corp. Tranche B Term Loan(c)(o) 01/11/19	3.250%	349,125	351,963
Generac Power System, Inc. Term Loan(c)(o) 05/30/18	6.250%	724,889	739,256
IMG Worldwide, Inc. Tranche B Term Loan(c)(o) 06/16/16	5.500%	736,875	744,244
McJunkin Red Man Corp. Term Loan(c)(o) 11/08/19	6.250%	323,375	329,170
Ranpak Corp. 2nd Lien Term Loan(c)(g)(o) 03/28/20	8.500%	225,000	230,063
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan(c)(o) 04/01/18	3.750%	585,138	590,691
Tomkins LLC/Inc. Tranche B2 Term Loan(c)(o) 09/29/16	3.750%	2,035,367	2,060,810
Total			10,285,561
Electric 0.2%
Calpine Corp.(c)(o) Term Loan 04/01/18	4.000%	245,625	248,676
04/01/18	4.000%	638,167	646,093
Equipower Resources Holdings LLC Tranche B 1st Lien Term Loan(c)(o) 12/21/18	5.500%	293,930	297,360
Essential Power LLC Term Loan(c)(o) 08/08/19	4.497%	455,811	460,747
FREIF North American Power I LLC(c)(o) Tranche B Term Loan 03/29/19	6.000%	873,266	877,632
Tranche C Term Loan 03/29/19	6.000%	143,298	144,014
LSP Madison Funding LLC Term Loan(c)(o) 06/28/19	5.500%	158,333	160,263
NRG Energy, Inc. Term Loan(c)(o) 07/01/18	3.250%	638,625	645,944

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Star West Generation LLC Tranche B Term Loan(c)(o) 03/13/20	5.000%	1,050,000	1,069,688
TPF Generation Holdings LLC 1st Lien Synthetic Letter of Credit(c)(o) 12/15/13	2.284%	84,723	84,723
Texas Competitive Electric Holdings Co. LLC Term Loan(c)(o) 10/10/14	3.731%	1,345,944	1,010,575
Topaz Power Holdings LLC Tranche B Term Loan(c)(o) 02/26/20	5.250%	648,375	654,859
Windsor Financing LLC Tranche B Term Loan(c)(o) 12/05/17	6.250%	342,064	351,470
Total			6,652,044
Entertainment 0.3%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan(c)(o) 03/28/16	5.250%	3,323,093	3,338,878
AMC Entertainment, Inc. Term Loan(c)(g)(o) 04/30/20	3.500%	775,000	780,030
Alpha Topco Ltd. Tranche B2 Term Loan(c)(o) 04/30/19	6.000%	990,025	1,005,806
Cedar Fair LP Term Loan(c)(o) 03/06/20	3.250%	575,000	580,871
Cinemark USA, Inc. Term Loan(c)(o) 12/18/19	3.200%	847,875	856,345
Six Flags Theme Parks, Inc. Tranche B Term Loan(c)(o) 12/20/18	4.001%	185,699	188,291
Zuffa LLC Term Loan(c)(o) 02/25/20	4.500%	1,770,563	1,777,946
Total			8,528,167
Environmental 0.2%
ADS Waste Holdings, Inc. Tranche B Term Loan(c)(o) 10/09/19	4.250%	947,625	958,987
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan(c)(o) 07/29/14	8.000%	1,386,588	1,383,122

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Synagro Technologies, Inc.(c)(g)(o)(p) 1st Lien Term Loan 04/02/14	2.280%	900,000	877,500
Synagro Technologies, Inc.(c)(o) 1st Lien Term Loan 04/02/14	2.280%	2,127,956	2,074,756
WCA Waste Corp. Term Loan(c)(o) 03/23/18	5.500%	198,000	199,321
Waste Industries U.S.A., Inc. Tranche B Term Loan(c)(o) 03/17/17	4.000%	648,375	657,290
Total			6,150,976
Food and Beverage 0.4%
ARAMARK Corp.(c)(o) Tranche C Term Loan 07/26/16	3.754%	1,250,000	1,263,000
Tranche D Term Loan 08/22/19	4.000%	500,000	505,305
AdvancePierre Foods, Inc. 1st Lien Term Loan(c)(o) 07/10/17	5.750%	1,995,000	2,022,930
Del Monte Foods Co. Term Loan(c)(o) 03/08/18	4.000%	2,086,777	2,101,760
Earthbound Holdings III LLC Term Loan(c)(o) 12/21/16	5.750%	1,354,543	1,346,078
HJ Heinz Co. Tranche B2 Term Loan(c)(g)(o) 03/27/20	3.500%	650,000	655,688
JBS U.S.A. LLC Term Loan(c)(o) 05/25/18	3.750%	171,944	171,944
Pinnacle Foods Finance LLC Tranche G Term Loan(c)(g)(o) 03/28/20	3.250%	675,000	677,025
U.S. Foods, Inc. Term Loan(c)(o) 03/31/17	5.750%	471,331	476,633
Windsor Quality Food Co., Ltd. Tranche B Term Loan(c)(o) 02/16/17	5.000%	670,500	673,852
Total			9,894,215

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Gaming 0.4%
Affinity Gaming LLC Term Loan(c)(o) 11/09/17	5.500%	216,809	220,332
Caesars Entertainment Operating Co., Inc.(c)(o) Tranche B-6 Term Loan 01/28/18	5.450%	558,872	506,740
Tranche B4 Term Loan 10/31/16	9.500%	773,003	783,794
Caesars Octavius LLC Tranche B Term Loan(c)(o) 04/25/17	9.250%	725,000	737,687
Cannery Casino Resorts LLC(c)(o) 1st Lien Term Loan 10/02/18	6.000%	273,625	278,299
2nd Lien Term Loan 10/02/19	10.000%	250,000	244,625
Golden Nugget, Inc. 2nd Lien Term Loan(c)(o) 11/02/14	3.450%	50,000	45,000
Las Vegas Sands LLC(c)(o) Tranche B Term Loan 11/23/16	2.700%	186,539	186,636
Tranche I Delayed Draw Term Loan 11/23/16	2.700%	23,447	23,459
MGM Resorts International Tranche B Term Loan(c)(o) 12/20/19	4.250%	1,346,625	1,365,424
Peppermill Casinos, Inc. Tranche B Term Loan(c)(o) 11/09/18	7.250%	1,022,437	1,044,164
Pinnacle Entertainment, Inc. Tranche A Term Loan(c)(o) 03/19/19	4.000%	594,000	598,829
ROC Finance LLC(c)(g)(o) Tranche B Term Loan 03/28/19	5.000%	1,050,000	1,059,177
ROC Finance LLC(c)(g)(o)(p) Tranche B Delayed Draw Term Loan 08/19/17	6.000%	16,667	17,125
ROC Finance LLC(c)(o) Tranche B Term Loan 08/19/17	8.500%	948,333	974,412
Seminole Tribe of Florida Tranche B Term Loan(c)(g)(o) 03/28/20	3.000%	1,100,000	1,106,402
Stockbridge/SBE Holdings Tranche B Term Loan(c)(o) 05/02/17	13.000%	300,000	321,000

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Twin River Worldwide Holdings, Inc.(c)(g)(o) Term Loan 11/05/15	8.500%	575,000	581,469
Twin River Worldwide Holdings, Inc.(c)(o) Term Loan 11/05/15	8.500%	1,057,478	1,065,938
Total			11,160,512
Gas Pipelines 0.1%
Energy Transfer Equity LP Term Loan(c)(o) 03/24/17	3.750%	506,250	508,219
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan(c)(o) 04/04/18	6.250%	625,000	635,938
Total			1,144,157
Health Care 0.5%
Alere, Inc. Tranche B Term Loan(c)(o) 06/30/17	4.250%	1,316,318	1,334,417
Apria Healthcare Group, Inc. Term Loan(c)(o) 04/06/20	6.750%	475,000	474,853
Bausch & Lomb, Inc.(c)(o) Delayed Draw Term Loan 09/30/15	4.750%	224,438	226,026
Term Loan 05/17/19	5.250%	421,812	426,360
CHS/Community Health Systems, Inc. Term Loan(c)(o) 01/25/17	3.787%	2,224,790	2,245,103
ConvaTec, Inc. Term Loan(c)(o) 12/22/16	5.000%	653,402	664,673
DaVita HealthCare Partners, Inc. Tranche B Term Loan(c)(o) 10/20/16	4.500%	659,812	666,411
HCA, Inc.(c)(o) Tranche B-2 Term Loan 03/31/17	3.534%	725,000	725,225
Tranche B4 Term Loan 05/01/18	2.948%	2,200,000	2,203,982
Health Management Associates, Inc. Tranche B Term Loan(c)(o) 11/16/18	3.500%	243,081	245,208
IASIS Healthcare LLC Tranche B-2 Term Loan(c)(o) 05/03/18	4.500%	843,467	855,419

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
MedAssets, Inc. Tranche B Term Loan(c)(o) 12/13/19	4.000%	639,562	646,956
Onex Carestream Finance LP Term Loan(c)(o) 02/25/17	5.000%	650,628	655,020
Quintiles Transnational Corp. Tranche B2 Term Loan(c)(o) 06/08/18	4.500%	945,236	957,287
Select Medical Corp.(c)(o) Tranche B Term Loan 06/01/18	5.500%	270,188	271,971
06/01/18	5.501%	74,438	74,929
inVentiv Health, Inc. Term Loan(c)(o) 08/04/16	7.500%	292,210	289,530
Total			12,963,370
Independent Energy 0.1%
MEG Energy Corp. Term Loan(c)(o) 03/31/20	3.750%	423,927	428,298
Plains Exploration & Production Co. Term Loan(c)(o) 11/30/19	4.000%	900,000	900,567
Samson Investment Co. 2nd Lien Term Loan(c)(o) 09/25/18	6.000%	1,425,000	1,441,031
Total			2,769,896
Integrated Energy —%
Gibson Energy ULC Tranche B Term Loan(c)(o) 06/15/18	4.750%	240,221	243,423
Life Insurance 0.1%
Alliant Holdings I, Inc.(c)(g)(o) Term Loan 12/20/19	5.000%	500,000	505,625
Alliant Holdings I, Inc.(c)(o) Term Loan 12/20/19	5.000%	1,022,438	1,033,940
Total			1,539,565
Lodging —%
Regent Seven Seas Cruises Tranche B1 Term Loan(c)(o) 12/21/18	4.750%	500,000	505,625

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Media Cable 0.3%
CSC Holdings, Inc. Tranche B Term Loan(c)(o) 04/17/20	2.699%	1,450,000	1,445,882
Cequel Communications LLC Term Loan(c)(o) 02/14/19	3.500%	445,500	448,507
Charter Communications Operating LLC Tranche E Term Loan(c)(g)(o) 03/31/20	3.000%	1,250,000	1,246,613
Encompass Digital Media, Inc. Tranche B-1 Term Loan(c)(o) 08/10/17	6.750%	990,019	1,001,156
MCC Iowa LLC(c)(o) Tranche F Term Loan 10/23/17	4.500%	684,171	688,160
Tranche G Term Loan 01/20/20	4.000%	1,069,625	1,078,984
Mediacom Illinois LLC Tranche E Term Loan(c)(o) 10/23/17	4.500%	904,083	907,699
NEP/NCP Holdco, Inc. 1st Lien Term Loan(c)(o) 01/22/20	4.750%	1,197,000	1,217,948
Revolution Studios Distribution Co. LLC Tranche B Term Loan(c)(e)(o) 12/21/14	3.950%	200,671	176,717
Virgin Media Investment Holdings Ltd. Tranche B Term Loan(c)(g)(o) 02/15/20	3.500%	775,000	775,349
Total			8,987,015
Media Non-Cable 0.5%
Cengage Learning Acquisitions, Inc. Term Loan(c)(o) 07/03/14	2.700%	531,847	415,341
Clear Channel Communications, Inc. Tranche B Term Loan(c)(o) 01/29/16	3.848%	1,510,974	1,384,641
Cumulus Media Holdings, Inc.(c)(o) 1st Lien Term Loan 09/17/18	4.500%	1,560,637	1,587,464
2nd Lien Term Loan 09/16/19	7.500%	702,109	727,856
FoxCo Acquisition Sub LLC Term Loan(c)(o) 07/14/17	5.500%	748,121	760,046

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
GateHouse Media Operating, Inc. Term Loan(c)(o) 08/28/14	2.450%	683,862	249,822
Getty Images, Inc. Term Loan(c)(o) 10/18/19	4.750%	1,995,000	2,022,691
Granite Broadcasting Tranche B 1st Lien Term Loan(c)(o) 05/23/18	8.500%	483,360	490,611
Gray Television, Inc. Term Loan(c)(o) 10/12/19	4.750%	409,685	415,318
Hubbard Radio LLC Tranche 1 Term Loan(c)(o) 04/28/17	4.500%	282,266	286,853
ION Media Networks, Inc. Term Loan(c)(o) 06/25/18	7.250%	498,750	503,737
Intelsat Jackson Holdings SA(c)(o) Term Loan 02/01/14	3.200%	103,693	103,615
Tranche B1 Term Loan 04/02/18	4.250%	493,750	499,922
National CineMedia LLC Term Loan(c)(o) 11/26/19	3.450%	550,000	554,537
Penton Media, Inc. 1st Lien Term Loan(c)(o) 08/01/14	6.000%	485,351	468,970
Radio One, Inc. Term Loan(c)(o) 03/31/16	7.500%	731,153	747,867
Salem Communications Corp. Term Loan(c)(o) 03/13/20	4.500%	500,000	506,875
Sinclair Television Group, Inc. Tranche B Term Loan(c)(o) 04/09/20	3.000%	700,000	702,744
Tribune Co. Tranche B Term Loan(c)(o) 12/31/19	4.000%	623,437	630,582
Univision Communications, Inc. 1st Lien Term Loan(c)(o) 03/31/17	4.448%	566,896	571,148
Van Wagner Communications LLC Term Loan(c)(o) 08/03/18	8.250%	398,000	404,300
Total			14,034,940

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Metals 0.3%
Essar Steel Algoma, Inc. Term Loan(c)(o) 09/19/14	8.750%	323,375	327,822
FMG Resources August 2006 Proprietary Ltd. Term Loan(c)(o) 10/18/17	5.250%	7,449,565	7,579,932
Novelis, Inc. Term Loan(c)(o) 03/10/17	3.750%	443,243	450,446
Total			8,358,200
Non-Captive Consumer —%
Springleaf Financial Funding Co. Term Loan(c)(o) 05/10/17	5.500%	1,031,921	1,035,151
Non-Captive Diversified —%
iStar Financial, Inc. Term Loan(c)(o) 10/15/17	4.500%	713,427	721,011
Oil Field Services —%
FTS International, Inc. Term Loan(c)(o) 05/06/16	8.500%	680,076	670,086
Other Financial Institutions 0.1%
AlixPartners LLP Tranche B-2 Term Loan(c)(o) 06/30/19	4.500%	1,717,192	1,737,592
Moneygram International, Inc. Term Loan(c)(o) 03/27/20	4.250%	875,000	881,878
Total			2,619,470
Other Industry 0.1%
ATI Acquisition Co. Tranche B Term Loan(c)(e)(n)(o) 12/30/14	10.939%	96,968	970
Advantage Sales & Marketing, Inc. 1st Lien Term Loan(c)(o) 12/18/17	4.250%	171,071	172,996
Harland Clarke Holdings Corp. Tranche B3 Term Loan(c)(g)(o) 05/03/18	7.000%	450,000	448,088
On Assignment, Inc. Tranche B Term Loan(c)(o) 05/15/19	5.000%	221,196	222,671

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Sensus U.S.A., Inc. 2nd Lien Term Loan(c)(o) 05/09/18	8.500%	725,000	726,363
SymphonyIRI Group, Inc./Holdings, Inc. Tranche B Term Loan(c)(o) 12/01/17	4.500%	149,620	151,116
WireCo WorldGroup, Inc. Term Loan(c)(o) 02/15/17	6.000%	572,125	578,561
Total			2,300,765
Packaging 0.2%
BWAY Holding Co. Term Loan(c)(o) 08/06/17	4.500%	1,571,062	1,589,067
Berry Plastics Holding Corp. Tranche C Term Loan(c)(o) 04/03/15	2.198%	2,091,962	2,102,421
Consolidated Container Co. LLC Term Loan(c)(o) 07/03/19	5.000%	1,094,500	1,109,002
Reynolds Group Holdings, Inc. Term Loan(c)(o) 09/28/18	4.750%	1,641,618	1,667,031
Total			6,467,521
Paper —%
Caraustar Industries, Inc. Term Loan(c)(g)(o) 05/01/19	7.500%	900,000	904,500
Pharmaceuticals 0.2%
Endo Health Solutions, Inc. Tranche B Term Loan(c)(o) 06/17/18	4.000%	21,625	21,609
Grifols, Inc. Tranche B Term Loan(c)(o) 06/01/17	4.250%	614,521	621,348
Par Pharmaceutical Companies, Inc. Tranche B-1 Term Loan(c)(o) 09/30/19	4.250%	1,343,258	1,355,576
Patheon, Inc.(c)(g)(o) Term Loan 12/14/18	7.250%	725,000	735,875
Patheon, Inc.(c)(o) Term Loan 12/14/18	7.250%	597,000	605,955

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Pharmaceutical Product Development, Inc. Term Loan(c)(o) 12/05/18	4.250%	972,563	985,935
RPI Finance Trust Term Loan(c)(o) 05/09/18	3.500%	889,290	897,347
Valeant Pharmaceuticals International, Inc.(c)(g)(o) Tranche C1 Term Loan 12/11/19	3.500%	725,000	732,975
Valeant Pharmaceuticals International, Inc.(c)(o) Tranche D1 Term Loan 02/13/19	3.500%	372,566	376,292
Total			6,332,912
Property & Casualty 0.1%
Asurion LLC Tranche B1 Term Loan(c)(o) 05/24/19	4.500%	1,172,062	1,185,108
HUB International Ltd. Term Loan(c)(o) 06/13/17	3.706%	1,640,467	1,654,821
USI, Inc. Term Loan(c)(o) 12/27/19	5.250%	822,938	832,401
Total			3,672,330
REITs —%
CBRE Services, Inc. Tranche B Term Loan(c)(o) 03/28/21	2.948%	52,109	52,304
Restaurants —%
OSI Restaurant Partners LLC Term Loan(c)(o) 10/28/19	3.500%	390,000	392,192
Retailers 0.7%
Academy Ltd. Term Loan(c)(o) 08/03/18	4.500%	2,358,269	2,390,365
BJ's Wholesale Club, Inc. 1st Lien Term Loan(c)(o) 09/26/19	4.250%	1,194,007	1,203,536
Bass Pro Group LLC Term Loan(c)(o) 11/20/19	4.000%	563,428	568,780
Blue Buffalo Co., Ltd. Tranche B2 Term Loan(c)(o) 08/08/19	4.750%	721,380	731,298

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
David's Bridal, Inc. Term Loan(c)(o) 10/11/19	5.000%	1,271,812	1,287,965
General Nutrition Centers, Inc. Tranche B Term Loan(c)(o) 03/02/18	3.750%	2,248,045	2,268,187
J. Crew Group, Inc. Tranche B-1 Term Loan(c)(o) 03/07/18	4.000%	1,503,454	1,518,654
Jo-Ann Stores, Inc. Tranche B Term Loan(c)(o) 03/16/18	4.000%	983,484	993,014
Michaels Stores, Inc. Tranche B Term Loan(c)(o) 01/28/20	3.750%	1,525,000	1,539,060
Neiman Marcus Group, Inc. (The) Term Loan(c)(o) 05/16/18	4.000%	1,300,000	1,309,425
Orchard Supply Hardware LLC Tranche B1 Term Loan(c)(o) 12/21/13	5.000%	842,368	328,524
Pantry, Inc. (The) Term Loan(c)(o) 08/03/19	5.750%	323,375	327,007
Party City Holdings, Inc. Term Loan(c)(o) 07/27/19	4.250%	1,442,759	1,452,974
Pep Boys Term Loan(c)(o) 10/11/18	5.000%	448,875	455,025
PetCo Animal Supplies, Inc. Term Loan(c)(o) 11/24/17	4.000%	1,375,000	1,392,765
Pilot Travel Centers LLC Tranche B Term Loan(c)(o) 08/07/19	4.250%	1,119,375	1,107,252
Rite Aid Corp.(c)(o) 2nd Lien Tranche 1 Term Loan 08/21/20	5.750%	750,000	777,502
Tranche 6 Term Loan 02/21/20	4.000%	425,000	430,049
Toys 'R' Us - Delaware, Inc. Term Loan(c)(o) 09/01/16	6.000%	636,935	636,616
Total			20,717,998

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Albertson's LLC Tranche B Term Loan(c)(o) 03/21/16	5.750%	400,000	404,284
Crossmark Holdings, Inc. 1st Lien Term Loan(c)(o) 12/20/19	4.500%	349,125	349,038
SUPERVALU, Inc. Term Loan(c)(g)(o) 08/10/18	8.000%	1,000,000	1,014,880
Sprouts Farmers Markets Holdings LLC Term Loan(c)(o) 04/23/20	4.500%	1,125,000	1,127,812
Total			2,896,014
Technology 0.7%
Aeroflex, Inc. Tranche B Term Loan(c)(o) 05/09/18	5.750%	2,433,269	2,456,726
Alcatel-Lucent U.S.A., Inc. Term Loan(c)(o) 01/30/19	7.250%	1,496,250	1,532,803
Ancestry.com, Inc. Term Loan(c)(o) 12/28/18	7.000%	798,000	806,977
Arris Enterprises, Inc. Tranche B Term Loan(c)(o) 04/17/20	3.500%	600,000	600,378
CDW LLC Term Loan(c)(g)(o) 04/29/20	3.500%	675,000	676,269
CommScope, Inc. Tranche 2 Term Loan(c)(o) 01/14/18	3.750%	1,635,635	1,657,111
Edwards Ltd. 1st Lien Term Loan(c)(o) 03/26/20	4.750%	971,281	975,730
Evertec Group LLC Tranche B Term Loan(c)(o) 04/17/20	3.500%	550,000	548,625
First Data Corp.(c)(o) Term Loan 03/24/17	4.200%	375,000	374,415
03/23/18	4.199%	848,315	845,041
Freescale Semiconductor, Inc. Tranche B4 Term Loan(c)(o) 03/01/20	5.000%	922,197	934,878

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Greeneden U.S. Holdings II LLC Term Loan(c)(o) 02/08/20	4.000%	314,286	317,036
Infogroup, Inc. Tranche B Term Loan(c)(o) 05/26/18	7.000%	675,000	615,937
Interactive Data Corp. Term Loan(c)(o) 02/11/18	3.750%	862,249	870,871
Kasima LLC Term Loan(c)(o) 03/31/17	5.000%	269,500	270,848
Microsemi Corp. Term Loan(c)(o) 02/19/20	3.750%	710,164	717,714
Novell, Inc. 1st Lien Term Loan(c)(o) 11/22/17	7.250%	455,100	460,334
OpenLink International, Inc. Term Loan(c)(o) 10/30/17	7.750%	148,125	149,051
RP Crown Parent LLC 1st Lien Term Loan(c)(o) 12/21/18	6.750%	798,000	814,957
Riverbed Technology, Inc. Term Loan(c)(o) 12/18/19	4.000%	433,683	441,272
Rovi Solutions Corp./Guides, Inc. Tranche B3 Term Loan(c)(o) 03/29/19	3.500%	1,625,262	1,633,388
SCS Holdings I, Inc. Term Loan(c)(o) 12/07/18	7.000%	429,327	436,840
Sensata Technology BV/Finance Co. LLC Term Loan(c)(o) 05/12/18	3.750%	508,251	515,056
Syniverse Holdings, Inc. Term Loan(c)(o) 04/23/19	5.000%	794,000	800,288
TransUnion LLC Term Loan(c)(o) 02/08/19	4.250%	193,895	196,237
Verint Systems, Inc. Term Loan(c)(o) 09/06/19	4.000%	192,000	193,200
Total			19,841,982

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Textile —%
Cole Haan LLC Term Loan(c)(o) 01/31/20	5.750%	525,000	531,562
Springs Window Fashions LLC Tranche B Term Loan(c)(o) 05/31/17	6.000%	178,215	179,106
Total			710,668
Transportation Services 0.1%
Avis Budget Car Rental LLC Tranche B Term Loan(c)(o) 03/15/19	3.750%	1,322,189	1,339,271
Commercial Barge Line Co. 1st Lien Term Loan(c)(o) 09/22/19	7.500%	475,000	477,969
Hertz Corp. (The) Letter of Credit(c)(o) 03/11/18	3.750%	500,000	492,500
Total			2,309,740
Wireless 0.1%
Cricket Communications, Inc.(c)(o) Term Loan 10/10/19	4.750%	174,563	175,435
Tranche C Term Loan 03/08/20	4.750%	550,000	552,261
Instant Web, Inc.(c)(o) Delayed Draw Term Loan 08/07/14	3.573%	25,223	17,720
Term Loan 08/07/14	3.573%	241,966	169,981
MetroPCS Wireless, Inc. Tranche B3 Term Loan(c)(o) 03/19/18	4.000%	1,854,284	1,854,673
Telesat Canada, Inc. Tranche B2 Term Loan(c)(o) 03/28/19	3.500%	570,687	575,173
Total			3,345,243
Wirelines 0.2%
Alaska Communications Systems Holdings, Inc. Term Loan(c)(o) 10/21/16	5.750%	873,142	862,227
Integra Telecom Holdings, Inc. Term Loan(c)(o) 02/22/19	6.000%	650,000	663,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Windstream Corp.(c)(o) Tranche B3 Term Loan 08/08/19	4.000%	620,313	626,671
Tranche B4 Term Loan 01/23/20	3.500%	822,937	825,513
Zayo Group LLC Term Loan(c)(g)(o) 07/02/19	4.500%	825,000	833,679
tw telecom holdings, Inc. Tranche B Term Loan(c)(g)(o) 04/17/20	2.779%	875,000	878,500
Total			4,689,590
Total Senior Loans (Cost: $224,940,889)			226,210,501
Common Stocks —%

Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Delphi Automotive PLC(q)	1,315	60,766
Hotels, Restaurants & Leisure —%
BLB Management Services , Inc.(q)	5,526	121,019
Media —%
Media News Group(q)	2,495	36,801
Tribune Co.(q)	1,338	75,865
Total		112,666
Total Consumer Discretionary		294,451
Information Technology —%
IT Services —%
Advanstar Communications, Inc.(q)	705	3,878
Total Information Technology		3,878
Materials —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	231,024
Metals & Mining —%
Aleris International, Inc.	3,583	161,235
Total Materials		392,259

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc.(q)	478	11,553
Total Telecommunication Services		11,553
Total Common Stocks (Cost: $581,342)		702,141
Warrants —%
Energy —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(q)	3,895	214,225
Total Energy		214,225
Total Warrants (Cost: $157,632)		214,225

Options Purchased Puts —%

Issuer	Contracts	Exercise Price	Expiration Date	Value ($)
U.S. Treasury Note, 10-year Futures	2,500	132.00	05/24/13	312,500
Total Options Purchased Puts (Cost: $1,216,812)				312,500

Money Market Funds 3.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.126%(r)(s)	93,377,993	93,377,993
Total Money Market Funds (Cost: $93,377,993)		93,377,993
Total Investments (Cost: $2,725,446,714)		2,898,806,039
Other Assets & Liabilities, Net		(87,508,720)
Net Assets		2,811,297,319

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at April 30, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	1,394	206,834,750	June 2013	9,657,987	—
U.S. Treasury Note, 5-year	(1,607)	(200,297,492)	June 2013	—	(2,075,489)
U.S. Treasury Note, 10-year	(3,348)	(446,487,204)	June 2013	—	(7,341,694)
Total				9,657,987	(9,417,183)

Credit Default Swap Contracts Outstanding at April 30, 2013
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Capital	Federative Republic of Brazil	September 20, 2014	1.470	10,000,000	(134,707)	(17,150)	—	(151,857)
Total							—	(151,857)

Forward Foreign Currency Exchange Contracts Open at April 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street Bank & Trust Company	May 15, 2013	13,096,000 (CHF)	14,088,234 (USD)	1,712	—
State Street Bank & Trust Company	May 15, 2013	67,000 (CHF)	71,541 (USD)	—	(527)
Goldman, Sachs & Co.	May 15, 2013	26,796,000 (EUR)	35,065,185 (USD)	—	(226,842)
Citigroup Global Markets, Inc.	May 15, 2013	13,562,000 (GBP)	20,839,553 (USD)	—	(225,035)
Deutsche Bank	May 15, 2013	14,013,025 (USD)	13,512,000 (AUD)	—	(19,771)
Deutsche Bank	May 15, 2013	7,077,178 (USD)	6,851,000 (AUD)	17,832	—
J.P. Morgan Securities, Inc.	May 15, 2013	35,024,466 (USD)	3,430,917,000 (JPY)	172,118	—
Barclays Bank PLC	May 15, 2013	13,893,391 (USD)	79,629,000 (NOK)	—	(91,574)
Barclays Bank PLC	May 15, 2013	321,144 (USD)	1,879,000 (NOK)	4,537	—
J.P. Morgan Securities, Inc.	May 17, 2013	6,096,841 (USD)	607,000,000 (JPY)	130,222	—
Citigroup Global Markets, Inc.	May 21, 2013	5,993,201 (USD)	185,987,000 (RUB)	—	(38,984)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at April 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS Securities	May 23, 2013	1,500,000 (NZD)	1,262,625 (USD)	—	(21,084)
Morgan Stanley	June 5, 2013	39,200,000 (CZK)	1,982,090 (USD)	—	(19,605)
Goldman, Sachs & Co.	June 14, 2013	2,535,718 (USD)	8,040,000 (PLN)	156	—
Total				326,577	(643,422)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the value of these securities amounted to $829,729,044 or 29.51% of net assets.

(c)  Variable rate security.

(d)  Negligible market value.

(e)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2013 was $1,478,199, representing 0.05% of net assets. Information concerning such security holdings at April 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Aleris International, Inc. Senior Unsecured 06/01/20 6.000%	06/29/10	—
ATI Acquisition Co. Tranche B Term Loan 12/30/14 10.939%	12/23/09 thru 04/12/13	77,451
Cabazon Band Mission Indians Revenue Bonds Series 2004 10/01/11 13.000%	10/04/04	2,820,000
Revolution Studios Distribution Co. LLC Tranche B Term Loan 12/21/14 3.950%	10/15/08	188,474
Six Flags, Inc. 06/01/14 9.625%	05/07/10	—

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2013, the value of these securities amounted to $4,890,000, which represents 0.17% of net assets.

(g)  Represents a security purchased on a when-issued or delayed delivery basis.

(h)  Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at April 30, 2013:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Federal National Mortgage Association 05/01/43 4.500%	20,000,000	05/13/13	21,550,000	21,562,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(i)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(k)  At April 30, 2013, investments in securities included securities valued at $2,784,296 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)  Zero coupon bond.

(m)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2013, the value of these securities amounted to $1,297,172 or 0.05% of net assets.

(n)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2013, the value of these securities amounted to $1,298,142, which represents 0.05% of net assets.

(o)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p)  At April 30, 2013, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
ROC Finance LLC Delayed Draw Term Loan	6,667
Synagro Technologies, Inc. 1st Lien Term Loan	900,000
Total	906,667

(q)  Non-income producing.

(r)  The rate shown is the seven-day current annualized yield at April 30, 2013.

(s)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	140,193,065	428,371,692	(475,186,764)	—	93,377,993	82,160	93,377,993

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

PIK    Payment-in-Kind

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

COP  Colombian Peso

EUR  Euro

GBP  British Pound

IDR  Indonesian Rupiah

JPY  Japanese Yen

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peru Nuevos Soles

PLN  Polish Zloty

RON  Romania, New Lei

RUB  Russian Rouble

SEK  Swedish Krona

USD  US Dollar

UYU  Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	63,224,366	871,358	64,095,724
All Other Industries	—	1,291,251,366	—	1,291,251,366
Residential Mortgage-Backed Securities — Agency	—	326,343,384	4,890,000	331,233,384
Residential Mortgage-Backed Securities — Non-Agency	—	78,895,997	61,951,224	140,847,221
Commercial Mortgage-Backed Securities — Non-Agency	—	57,040,038	—	57,040,038
Asset-Backed Securities — Non-Agency	—	6,901,045	—	6,901,045
Inflation-Indexed Bonds	—	31,237,959	—	31,237,959
U.S. Treasury Obligations	70,520,423	—	—	70,520,423
Foreign Government Obligations	—	583,564,347	—	583,564,347
Municipal Bonds	—	1,297,172	—	1,297,172
Total Bonds	70,520,423	2,439,755,674	67,712,582	2,577,988,679
Senior Loans
Aerospace & Defense	—	3,692,934	178,152	3,871,086
Diversified Manufacturing	—	9,541,317	744,244	10,285,561
Electric	—	5,545,675	1,106,369	6,652,044
Food and Beverage	—	9,722,271	171,944	9,894,215
Gaming	—	9,282,664	1,877,848	11,160,512
Media Non-Cable	—	13,544,329	490,611	14,034,940
Other Industry	—	1,721,234	579,531	2,300,765
Retailers	—	20,262,973	455,025	20,717,998
Technology	—	17,937,746	1,904,236	19,841,982
Wireless	—	3,157,542	187,701	3,345,243
All Other Industries	—	124,106,155	—	124,106,155
Total Senior Loans	—	218,514,840	7,695,661	226,210,501
Equity Securities
Common Stocks
Consumer Discretionary	136,631	157,820	—	294,451
Information Technology	—	—	3,878	3,878
Materials	231,024	—	161,235	392,259
Telecommunication Services	11,553	—	—	11,553
Warrants
Energy	—	214,225	—	214,225
Total Equity Securities	379,208	372,045	165,113	916,366

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Other
Options Purchased Puts	312,500	—	—	312,500
Money Market Funds	93,377,993	—	—	93,377,993
Total Other	93,690,493	—	—	93,690,493
Investments in Securities	164,590,124	2,658,642,559	75,573,356	2,898,806,039
Forward Sale Commitments Liability	—	(21,562,500)	—	(21,562,500)
Derivatives
Assets
Futures Contracts	9,657,987	—	—	9,657,987
Forward Foreign Currency Exchange Contracts	—	326,577	—	326,577
Liabilities
Futures Contracts	(9,417,183)	—	—	(9,417,183)
Swap Contracts	—	(151,857)	—	(151,857)
Forward Foreign Currency Exchange Contracts	—	(643,422)	—	(643,422)
Total	164,830,928	2,636,611,357	75,573,356	2,877,015,641

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Residential mortgage backed securities, corporate bonds, senior loans and common stock classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts, forward foreign currency exchange contracts and swap contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Portfolio of Investments (continued)

April 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities — Agency ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)	Total ($)
Balance as of October 31, 2012	883,710	4,815,000	55,445,069	2,008,370	6,728,744	176,965	70,057,858
Accrued discounts/premiums	379	(73,333)	3,677	—	6,101	—	(63,176)
Realized gain (loss)	—	—	14,481	—	8,827	—	23,308
Change in unrealized appreciation (depreciation)(a)	(9,592)	(86,667)	631,399	—	(15,498)	(13,283)	506,359
Sales	—	—	(12,801,667)	—	(1,890,386)	—	(14,692,053)
Purchases	—	5,050,000	42,698,491	—	2,200,267	1,431	49,950,189
Transfers into Level 3	—	—	—	—	3,224,604	—	3,224,604
Transfers out of Level 3	(3,139)	(4,815,000)	(24,040,226)	(2,008,370)	(2,566,998)	—	(33,433,733)
Balance as of April 30, 2013	871,358	4,890,000	61,951,224	—	7,695,661	165,113	75,573,356

(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2013 was $539,092, which is comprised of Corporate Bonds & Notes of $(9,592), Residential Mortgage-Backed Securities — Agency of $(86,667), Residential Mortgage-Backed Securities — Non-Agency of $634,505, Senior Loans of $14,129 and Common Stocks of $(13,283).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Statement of Assets and Liabilities

April 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,632,068,721)	$2,805,428,046
Affiliated issuers (identified cost $93,377,993)	93,377,993
Total investments (identified cost $2,725,446,714)	2,898,806,039
Cash	865,434
Foreign currency (identified cost $1,863,045)	1,849,865
Unrealized appreciation on forward foreign currency exchange contracts	326,577
Receivable for:
Investments sold	29,908,173
Investments sold on a delayed delivery basis	105,136,070
Capital shares sold	2,267,297
Dividends	11,837
Interest	34,532,802
Reclaims	203,403
Variation margin on futures contracts	31,010
Prepaid expenses	7,843
Trustees' deferred compensation plan	163,374
Total assets	3,074,109,724
Liabilities
Forward sale commitments, at value (proceeds receivable $21,550,000)	21,562,500
Unrealized depreciation on forward foreign currency exchange contracts	643,422
Unrealized depreciation on swap contracts	151,857
Payable for:
Investments purchased	4,256,521
Investments purchased on a delayed delivery basis	232,806,394
Capital shares purchased	2,500,378
Investment management fees	39,512
Distribution and/or service fees	17,760
Foreign capital gains taxes deferred	179,720
Transfer agent fees	357,650
Administration fees	4,820
Plan administration fees	1
Compensation of board members	61,868
Chief compliance officer expenses	186
Other expenses	66,442
Trustees' deferred compensation plan	163,374
Total liabilities	262,812,405
Net assets applicable to outstanding capital stock	$2,811,297,319
Represented by
Paid-in capital	$2,595,124,883
Undistributed net investment income	3,295,684
Accumulated net realized gain	39,895,079
Unrealized appreciation (depreciation) on:
Investments	173,359,325
Foreign currency translations	42,466
Forward sale commitments	(12,500)
Forward foreign currency exchange contracts	(316,845)
Futures contracts	240,804
Swap contracts	(151,857)
Foreign capital gains tax	(179,720)
Total — representing net assets applicable to outstanding capital stock	$2,811,297,319

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Statement of Assets and Liabilities (continued)

April 30, 2013 (Unaudited)

Class A
Net assets	$1,521,368,145
Shares outstanding	234,501,026
Net asset value per share	$6.49
Maximum offering price per share(a)	$6.81
Class B
Net assets	$39,472,340
Shares outstanding	6,087,346
Net asset value per share	$6.48
Class C
Net assets	$269,388,353
Shares outstanding	41,504,345
Net asset value per share	$6.49
Class K
Net assets	$174,447
Shares outstanding	27,243
Net asset value per share	$6.40
Class R
Net assets	$987,214
Shares outstanding	151,415
Net asset value per share	$6.52
Class R4
Net assets	$1,421,306
Shares outstanding	222,059
Net asset value per share	$6.40
Class R5
Net assets	$172,752
Shares outstanding	26,959
Net asset value per share	$6.41
Class W
Net assets	$2,631
Shares outstanding	406
Net asset value per share	$6.48
Class Z
Net assets	$978,310,131
Shares outstanding	152,788,413
Net asset value per share	$6.40

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,735
Dividends — affiliated issuers	82,160
Interest	70,128,489
Income from securities lending — net	30,352
Foreign taxes withheld	(48,541)
Total income	70,206,195
Expenses:
Investment management fees	7,132,452
Distribution and/or service fees
Class A	1,869,072
Class B	219,069
Class C	1,326,100
Class R	1,459
Class W	3
Transfer agent fees
Class A	1,242,694
Class B	36,359
Class C	220,257
Class K	45
Class R	487
Class R4(a)	78
Class R5	5
Class W	2
Class Z	807,492
Administration fees	870,170
Plan administration fees
Class K	223
Compensation of board members	53,898
Custodian fees	74,319
Printing and postage fees	136,169
Registration fees	99,445
Professional fees	48,118
Chief compliance officer expenses	1,139
Other	40,661
Total expenses	14,179,716
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(26)
Fees waived by Distributor — Class C	(199,692)
Total net expenses	13,979,998
Net investment income	56,226,197
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	45,882,824
Foreign currency translations	(142,432)
Forward foreign currency exchange contracts	(334,969)
Futures contracts	(3,228,516)
Swap contracts	(73,908)
Net realized gain	42,102,999
Net change in unrealized appreciation (depreciation) on:
Investments	744,385
Foreign currency translations	(5,693)
Forward sale commitments	(45,312)
Forward foreign currency exchange contracts	(72,376)
Futures contracts	1,053,120
Swap contracts	43,221
Foreign capital gains tax	3,302
Net change in unrealized appreciation (depreciation)	1,720,647
Net realized and unrealized gain	43,823,646
Net increase in net assets resulting from operations	$100,049,843

(a) For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2013(a) (Unaudited)	Year Ended October 31, 2012(b)	Year Ended May 31, 2012
Operations
Net investment income	$56,226,197	$45,566,824	$111,742,862
Net realized gain	42,102,999	36,668,469	24,165,239
Net change in unrealized appreciation (depreciation)	1,720,647	86,592,961	(37,148,124)
Net increase in net assets resulting from operations	100,049,843	168,828,254	98,759,977
Distributions to shareholders
Net investment income
Class A	(31,185,947)	(24,628,452)	(66,539,026)
Class B	(750,057)	(727,074)	(2,824,433)
Class C	(4,732,622)	(3,678,258)	(9,849,005)
Class K	(3,847)	(3,520)	(11,357)
Class R	(10,942)	(2,410)	(1,222)
Class R4	(4,105)	—	—
Class R5	(747)	(3,333)	(15,349)
Class W	(55)	(44)	(129)
Class Z	(21,753,113)	(16,713,389)	(38,835,078)
Net realized gains
Class A	(4,588,950)	—	—
Class B	(142,982)	—	—
Class C	(816,591)	—	—
Class K	(567)	—	—
Class R	(833)	—	—
Class R4	(8)	—	—
Class R5	(25)	—	—
Class W	(8)	—	—
Class Z	(3,024,482)	—	—
Total distributions to shareholders	(67,015,881)	(45,756,480)	(118,075,599)
Increase (decrease) in net assets from capital stock activity	(13,654,860)	199,890,800	623,615,952
Total increase in net assets	19,379,102	322,962,574	604,300,330
Net assets at beginning of period	2,791,918,217	2,468,955,643	1,864,655,313
Net assets at end of period	$2,811,297,319	$2,791,918,217	$2,468,955,643
Undistributed net investment income	$3,295,684	$5,510,922	$2,649,575

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b) For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2013(a) (Unaudited)		Year Ended October 31, 2012(b)		Year Ended May 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	25,949,330	166,827,190	21,601,647	136,516,417	52,489,779	320,916,293
Fund merger	—	—	—	—	50,379,122	310,385,658
Distributions reinvested	4,973,225	31,910,614	3,438,283	21,696,932	8,155,920	49,568,948
Redemptions	(29,239,563)	(187,928,073)	(15,660,207)	(98,920,906)	(42,689,073)	(260,445,140)
Net increase	1,682,992	10,809,731	9,379,723	59,292,443	68,335,748	420,425,759
Class B shares
Subscriptions	363,412	2,334,166	273,212	1,721,309	976,504	5,951,250
Fund merger	—	—	—	—	3,427,244	21,120,603
Distributions reinvested	108,300	694,800	89,638	565,140	327,055	1,984,880
Redemptions(c)	(2,167,385)	(13,936,658)	(1,680,285)	(10,576,032)	(5,644,122)	(34,428,362)
Net decrease	(1,695,673)	(10,907,692)	(1,317,435)	(8,289,583)	(913,319)	(5,371,629)
Class C shares
Subscriptions	4,899,991	31,513,260	5,053,632	31,881,610	10,704,507	65,378,318
Fund merger	—	—	—	—	3,538,608	21,808,409
Distributions reinvested	656,192	4,213,719	431,277	2,724,318	1,040,533	6,326,289
Redemptions	(5,172,006)	(33,252,332)	(2,692,272)	(16,999,819)	(7,096,976)	(43,274,133)
Net increase	384,177	2,474,647	2,792,637	17,606,109	8,186,672	50,238,883
Class K shares
Fund merger	—	—	—	—	36,339	221,227
Distributions reinvested	664	4,212	543	3,378	1,778	10,674
Redemptions	(2,237)	(14,162)	(8,074)	(50,302)	(2,186)	(13,236)
Net increase (decrease)	(1,573)	(9,950)	(7,531)	(46,924)	35,931	218,665
Class R shares
Subscriptions	122,668	792,261	28,755	182,539	10,170	62,779
Fund merger	—	—	—	—	859	5,322
Distributions reinvested	1,201	7,746	343	2,181	111	686
Redemptions	(6,374)	(41,080)	(6,719)	(42,801)	(5)	(31)
Net increase	117,495	758,927	22,379	141,919	11,135	68,756
Class R4 shares
Subscriptions	221,706	1,412,753	—	—	—	—
Distributions reinvested	636	4,050	—	—	—	—
Redemptions	(283)	(1,804)	—	—	—	—
Net increase	222,059	1,414,999	—	—	—	—
Class R5 shares
Subscriptions	25,662	163,877	—	—	—	—
Fund merger	—	—	—	—	45,399	276,592
Distributions reinvested	88	561	—	—	—	—
Redemptions	(81)	(513)	(44,525)	(279,263)	—	—
Net increase (decrease)	25,669	163,925	(44,525)	(279,263)	45,399	276,592
Class Z shares
Subscriptions	21,359,037	135,494,760	31,757,630	198,575,251	56,110,241	339,467,116
Distributions reinvested	840,934	5,328,697	534,916	3,334,648	1,329,496	7,983,778
Redemptions	(25,074,504)	(159,182,904)	(11,302,670)	(70,443,800)	(31,284,926)	(189,691,968)
Net increase (decrease)	(2,874,533)	(18,359,447)	20,989,876	131,466,099	26,154,811	157,758,926
Total net increase (decrease)	(2,139,387)	(13,654,860)	31,815,124	199,890,800	101,856,377	623,615,952

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b) For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2013		Year Ended October 31,		Year Ended May 31,
Class A	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$6.41		$6.11		$6.16		$5.84		$5.40		$5.91		$6.01
Income from investment operations:
Net investment income	0.13		0.11		0.30		0.32		0.29		0.29		0.31
Net realized and unrealized gain (loss)	0.10		0.30		(0.04)		0.43		0.41		(0.41)		(0.05)
Total from investment operations	0.23		0.41		0.26		0.75		0.70		(0.12)		0.26
Less distributions to shareholders:
Net investment income	(0.13)		(0.11)		(0.31)		(0.43)		(0.26)		(0.38)		(0.36)
Net realized gains	(0.02)		—		—		—		—		—		—
Tax return of capital	—		—		—		—		—		(0.01)		—
Total distributions to shareholders	(0.15)		(0.11)		(0.31)		(0.43)		(0.26)		(0.39)		(0.36)
Net asset value, end of period	$6.49		$6.41		$6.11		$6.16		$5.84		$5.40		$5.91
Total return	3.68%		6.72%		4.44%		13.21%		13.14%		(1.79%)		4.47%
Ratios to average net assets(b)
Total gross expenses	1.02	%(c)	1.02	%(c)	1.03%		1.01%		0.99%		0.98%		0.95%
Total net expenses(d)	1.02	%(c)	1.02	%(c)(e)	1.02	%(e)	1.00	%(e)	0.99	%(e)	0.98	%(e)	0.95	%(e)
Net investment income	4.03	%(c)	4.11	%(c)	4.89%		5.22%		5.09%		5.46%		5.24%
Supplemental data
Net assets, end of period (in thousands)	$1,521,368		$1,492,620		$1,365,605		$956,132		$1,013,941		$913,087		$865,282
Portfolio turnover	63	%(f)	48	%(f)	83	%(f)	128%		50%		43%		41%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 57% for the six months ended April 30, 2013 and 25% and 63% for the period ended October 31, 2012 and year ended May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,		Year Ended May 31,
Class B	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$6.41		$6.11		$6.16		$5.84		$5.40		$5.91		$6.00
Income from investment operations:
Net investment income	0.10		0.09		0.25		0.27		0.25		0.25		0.27
Net realized and unrealized gain (loss)	0.10		0.30		(0.03)		0.43		0.41		(0.41)		(0.05)
Total from investment operations	0.20		0.39		0.22		0.70		0.66		(0.16)		0.22
Less distributions to shareholders:
Net investment income	(0.11)		(0.09)		(0.27)		(0.38)		(0.22)		(0.34)		(0.31)
Net realized gains	(0.02)		—		—		—		—		—		—
Tax return of capital	—		—		—		—		—		(0.01)		—
Total distributions to shareholders	(0.13)		(0.09)		(0.27)		(0.38)		(0.22)		(0.35)		(0.31)
Net asset value, end of period	$6.48		$6.41		$6.11		$6.16		$5.84		$5.40		$5.91
Total return	3.13%		6.39%		3.65%		12.37%		12.30%		(2.52%)		3.86%
Ratios to average net assets(b)
Total gross expenses	1.77	%(c)	1.77	%(c)	1.78%		1.76%		1.74%		1.73%		1.70%
Total net expenses(d)	1.77	%(c)	1.77	%(c)(e)	1.77	%(e)	1.75	%(e)	1.74	%(e)	1.73	%(e)	1.70	%(e)
Net investment income	3.26	%(c)	3.37	%(c)	4.15%		4.47%		4.43%		4.71%		4.50%
Supplemental data
Net assets, end of period (in thousands)	$39,472		$49,873		$55,594		$61,684		$91,784		$122,915		$169,001
Portfolio turnover	63	%(f)	48	%(f)	83	%(f)	128%		50%		43%		41%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 57% for the six months ended April 30, 2013 and 25% and 63% for the period ended October 31, 2012 and year ended May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,		Year Ended May 31,
Class C	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$6.41		$6.11		$6.17		$5.84		$5.41		$5.91		$6.01
Income from investment operations:
Net investment income	0.11		0.09		0.26		0.28		0.26		0.26		0.28
Net realized and unrealized gain (loss)	0.10		0.30		(0.04)		0.44		0.40		(0.41)		(0.06)
Total from investment operations	0.21		0.39		0.22		0.72		0.66		(0.15)		0.22
Less distributions to shareholders:
Net investment income	(0.11)		(0.09)		(0.28)		(0.39)		(0.23)		(0.34)		(0.32)
Net realized gains	(0.02)		—		—		—		—		—		—
Tax return of capital	—		—		—		—		—		(0.01)		—
Total distributions to shareholders	(0.13)		(0.09)		(0.28)		(0.39)		(0.23)		(0.35)		(0.32)
Net asset value, end of period	$6.49		$6.41		$6.11		$6.17		$5.84		$5.41		$5.91
Total return	3.37%		6.45%		3.64%		12.72%		12.26%		(2.21%)		3.84%
Ratios to average net assets(b)
Total gross expenses	1.77	%(c)	1.77	%(c)	1.78%		1.76%		1.74%		1.73%		1.70%
Total net expenses(d)	1.62	%(c)	1.62	%(c)(e)	1.62	%(e)	1.60	%(e)	1.59	%(e)	1.58	%(e)	1.55	%(e)
Net investment income	3.43	%(c)	3.51	%(c)	4.28%		4.62%		4.47%		4.85%		4.63%
Supplemental data
Net assets, end of period (in thousands)	$269,388		$263,736		$234,351		$185,859		$196,319		$157,492		$130,420
Portfolio turnover	63	%(f)	48	%(f)	83	%(f)	128%		50%		43%		41%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 57% for the six months ended April 30, 2013 and 25% and 63% for the period ended October 31, 2012 and year ended May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,		Year Ended May 31,
Class K	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$6.33		$6.04		$6.09		$6.01
Income from investment operations:
Net investment income	0.13		0.11		0.30		0.07
Net realized and unrealized gain (loss)	0.10		0.29		(0.03)		0.09
Total from investment operations	0.23		0.40		0.27		0.16
Less distributions to shareholders:
Net investment income	(0.14)		(0.11)		(0.32)		(0.08)
Net realized gains	(0.02)		—		—		—
Total distributions to shareholders	(0.16)		(0.11)		(0.32)		(0.08)
Net asset value, end of period	$6.40		$6.33		$6.04		$6.09
Total return	3.62%		6.68%		4.59%		2.62%
Ratios to average net assets(c)
Total gross expenses	0.91	%(d)	0.91	%(d)	0.90%		0.89	%(d)
Total net expenses(e)	0.91	%(d)	0.91	%(d)(f)	0.90	%(f)	0.89	%(d)(f)
Net investment income	4.14	%(d)	4.22	%(d)	5.00%		5.19	%(d)
Supplemental data
Net assets, end of period (in thousands)	$174		$182		$219		$3
Portfolio turnover	63	%(g)	48	%(g)	83	%(g)	128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from March 7, 2011 (commencement of operations) to May 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 57% for the six months ended April 30, 2013 and 25% and 63% for the period ended October 31, 2012 and year ended May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,		Year Ended May 31,
Class R	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$6.44		$6.14		$6.19		$6.16
Income from investment operations:
Net investment income	0.12		0.10		0.27		0.22
Net realized and unrealized gain (loss)	0.10		0.30		(0.02)		0.13
Total from investment operations	0.22		0.40		0.25		0.35
Less distributions to shareholders:
Net investment income	(0.12)		(0.10)		(0.30)		(0.32)
Net realized gains	(0.02)		—		—		—
Total distributions to shareholders	(0.14)		(0.10)		(0.30)		(0.32)
Net asset value, end of period	$6.52		$6.44		$6.14		$6.19
Total return	3.53%		6.58%		4.20%		5.86%
Ratios to average net assets(c)
Total gross expenses	1.28	%(d)	1.27	%(d)	1.29%		1.36	%(d)
Total net expenses(e)	1.28	%(d)	1.27	%(d)(f)	1.27	%(f)	1.25	%(d)(f)
Net investment income	3.84	%(d)	3.82	%(d)	4.44%		5.31	%(d)
Supplemental data
Net assets, end of period (in thousands)	$987		$218		$71		$3
Portfolio turnover	63	%(g)	48	%(g)	83	%(g)	128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from September 27, 2010 (commencement of operations) to May 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 57% for the six months ended April 30, 2013 and 25% and 63% for the period ended October 31, 2012 and year ended May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$6.34
Income from investment operations:
Net investment income	0.13
Net realized and unrealized gain	0.09
Total from investment operations	0.22
Less distributions to shareholders:
Net investment income	(0.14)
Net realized gains	(0.02)
Total distributions to shareholders	(0.16)
Net asset value, end of period	$6.40
Total return	3.54%
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)
Total net expenses(d)	0.79	%(c)
Net investment income	4.84	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,421
Portfolio turnover	63	%(e)

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to April 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 57% for the six months ended April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,		Year Ended May 31,
Class R5	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$6.33		$6.04		$6.09		$6.01
Income from investment operations:
Net investment income	0.14		0.12		0.32		0.08
Net realized and unrealized gain (loss)	0.10		0.29		(0.03)		0.08
Total from investment operations	0.24		0.41		0.29		0.16
Less distributions to shareholders:
Net investment income	(0.14)		(0.12)		(0.34)		(0.08)
Net realized gains	(0.02)		—		—		—
Total distributions to shareholders	(0.16)		(0.12)		(0.34)		(0.08)
Net asset value, end of period	$6.41		$6.33		$6.04		$6.09
Total return	3.91%		6.79%		4.86%		2.68%
Ratios to average net assets(c)
Total gross expenses	0.72	%(d)	0.66	%(d)	0.65%		0.63	%(d)
Total net expenses(e)	0.72	%(d)	0.66	%(d)(f)	0.65	%(f)	0.63	%(d)(f)
Net investment income	4.78	%(d)	4.50	%(d)	5.26%		5.45	%(d)
Supplemental data
Net assets, end of period (in thousands)	$173		$8		$277		$3
Portfolio turnover	63	%(g)	48	%(g)	83	%(g)	128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from March 7, 2011 (commencement of operations) to May 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 57% for the six months ended April 30, 2013 and 25% and 63% for the period ended October 31, 2012 and year ended May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,		Year Ended May 31,
Class W	(Unaudited)		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$6.41		$6.10		$6.16		$6.16
Income from investment operations:
Net investment income	0.13		0.11		0.30		0.21
Net realized and unrealized gain (loss)	0.09		0.31		(0.04)		0.12
Total from investment operations	0.22		0.42		0.26		0.33
Less distributions to shareholders:
Net investment income	(0.13)		(0.11)		(0.32)		(0.33)
Net realized gains	(0.02)		—		—		—
Total distributions to shareholders	(0.15)		(0.11)		(0.32)		(0.33)
Net asset value, end of period	$6.48		$6.41		$6.10		$6.16
Total return	3.55%		6.90%		4.34%		5.53%
Ratios to average net assets(c)
Total gross expenses	0.96	%(d)	1.00	%(d)	1.03%		0.89	%(d)
Total net expenses(e)	0.96	%(d)	1.00	%(d)(f)	1.02	%(f)	0.89	%(d)(f)
Net investment income	4.14	%(d)	4.19	%(d)	4.89%		5.10	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$2		$3
Portfolio turnover	63	%(g)	48	%(g)	83	%(g)	128%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  For the period from September 27, 2010 (commencement of operations) to May 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 57% for the six months ended April 30, 2013 and 25% and 63% for the period ended October 31, 2012 and year ended May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2013		Year Ended October 31,		Year Ended May 31,
Class Z	(Unaudited)		2012(a)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$6.33		$6.04		$6.09		$5.78		$5.35		$5.85		$5.95
Income from investment operations:
Net investment income	0.13		0.11		0.31		0.33		0.31		0.30		0.32
Net realized and unrealized gain (loss)	0.10		0.29		(0.03)		0.42		0.39		(0.40)		(0.05)
Total from investment operations	0.23		0.40		0.28		0.75		0.70		(0.10)		0.27
Less distributions to shareholders:
Net investment income	(0.14)		(0.11)		(0.33)		(0.44)		(0.27)		(0.39)		(0.37)
Net realized gains	(0.02)		—		—		—		—		—		—
Tax return of capital	—		—		—		—		—		(0.01)		—
Total distributions to shareholders	(0.16)		(0.11)		(0.33)		(0.44)		(0.27)		(0.40)		(0.37)
Net asset value, end of period	$6.40		$6.33		$6.04		$6.09		$5.78		$5.35		$5.85
Total return	3.69%		6.74%		4.75%		13.46%		13.36%		(1.38%)		4.77%
Ratios to average net assets(b)
Total gross expenses	0.77	%(c)	0.77	%(c)	0.78%		0.76%		0.74%		0.73%		0.70%
Total net expenses(d)	0.77	%(c)	0.77	%(c)(e)	0.77	%(e)	0.75	%(e)	0.74	%(e)	0.73	%(e)	0.70	%(e)
Net investment income	4.28	%(c)	4.37	%(c)	5.13%		5.47%		5.35%		5.71%		5.47%
Supplemental data
Net assets, end of period (in thousands)	$978,310		$985,278		$812,836		$660,970		$714,358		$704,118		$726,217
Portfolio turnover	63	%(f)	48	%(f)	83	%(f)	128%		50%		43%		41%

Notes to Financial Highlights

(a)  For the period from June 1, 2012 to October 31, 2012. During the period, the Fund's fiscal year end was changed from May 31 to October 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 57% for the six months ended April 30, 2013 and 25% and 63% for the period ended October 31, 2012 and year ended May 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Strategic Income Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares are not subject to sales charges; however, this share class is closed to new investors.

Class R shares are not subject to sales charges and are available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans. Prior to

November 8, 2012, Class R5 shares were closed to new investors.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for

Semiannual Report 2013

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as

Semiannual Report 2013

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts manage the duration and yield curve exposure of the Fund versus the benchmark. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the

Semiannual Report 2013

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a single issuer of debt securities.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation.

Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or

Semiannual Report 2013

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at April 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	326,577
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	9,657,987	*
Total		9,984,564
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized depreciation on swap contracts	151,857
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	643,422
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	9,417,183	*
Total		10,212,462

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the period ended April 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	—	—	(73,908)	(73,908)
Foreign exchange contracts	(334,969)	—	—	—	(334,969)
Interest rate contracts	—	(3,228,516)	84,678	—	(3,143,838)
Total	(334,969)	(3,228,516)	84,678	(73,908)	(3,552,715)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	—	—	43,221	43,221
Foreign exchange contracts	(72,376)	—	—	—	(72,376)
Interest rate contracts	—	1,053,120	(904,312)	—	148,808
Total	(72,376)	1,053,120	(904,312)	43,221	119,653
The following table is a summary of the volume of derivative instruments for the period ended April 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	201
Futures contracts	21,184
Options contracts	3,300
Swap contracts	—
Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — buy protection	—

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued"

basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Forward Sale Commitments

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Semiannual Report 2013

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation (Selling Participant), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Stripped Securities

The Fund may invest in Interest Only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Semiannual Report 2013

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities and in January 2013, ASU No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the ASUs). Specifically, the ASUs require an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The ASUs require disclosure of collateral received in connection with the master netting agreements or similar agreements. The disclosure requirements are effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.530% to 0.353% as the Fund's net assets increase. The annualized effective investment management fee rate for the

Semiannual Report 2013

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

six months ended April 30, 2013 was 0.51% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2013 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and

Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended April 30, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class K	0.05
Class R	0.17
Class R4	0.17
Class R5	0.05
Class W	0.14
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Effective July 1, 2011, the Plans require the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Prior to July 1, 2011, the Fund paid a monthly service fee which was equal to 0.15%

Semiannual Report 2013

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

annually of the average daily net assets attributable to outstanding Class A and Class B shares of the Fund issued prior to January 1, 1993 and 0.25% annually of the average daily net assets attributable to outstanding Class A, Class B, Class C and Class W shares issued thereafter. The arrangement resulted in an annual rate of service fee for shares that was a blend between the 0.15% and 0.25% rates. For the six months ended April 30, 2013, the Fund's annualized effective service fee rate was 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class W shares.

The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $832,153 for Class A, $34,951 for Class B and $13,822 for Class C shares for the six months ended April 30, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through February 28, 2014
Class A	1.04%
Class B	1.79
Class C	1.79
Class K	0.97
Class R	1.29
Class R4	0.79
Class R5	0.72
Class W	1.04
Class Z	0.79

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2013, the cost of investments for federal income tax purposes was approximately $2,725,447,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$186,476,000
Unrealized depreciation	(13,117,000)
Net unrealized appreciation	$173,359,000

Semiannual Report 2013

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,763,472,666 and $1,723,428,288, respectively, for the six months ended April 30, 2013, of which $888,771,497 and $1,019,855,896, respectively, were U.S. government securities.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended April 30, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At April 30, 2013, two unaffiliated shareholder accounts owned an aggregate of 54.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended April 30, 2013.

Note 10. Fund Merger

At the close of business on June 3, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource Strategic Income Allocation Fund, a series of RiverSource Strategic Allocation Series, Inc. The reorganization was completed after shareholders of RiverSource Strategic Income Allocation Fund approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $1,863,662,877 and the combined net assets immediately after the acquisition were $2,217,480,688.

The merger was accomplished by a tax-free exchange of 35,698,301 shares of RiverSource Strategic Income Allocation Fund valued at $353,817,811 (including $21,440,497 of unrealized appreciation).

Semiannual Report 2013

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

In exchange for RiverSource Strategic Income Allocation Fund shares, the Fund issued the following number of shares:

Shares
Class A	50,379,122
Class B	3,427,244
Class C	3,538,608
Class R	859
Class R4	36,339
Class R5	45,399

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, RiverSource Strategic Income Allocation Fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Strategic Income Allocation Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on June 1, 2011, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended May 31, 2012 would have been approximately $111.5 million, $24.3 million, $(37.4) million and $98.3 million, respectively.

Note 11. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Low and Below Investment Grade (High-Yield) Securities Risk

Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings

Semiannual Report 2013

Columbia Strategic Income Fund

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Columbia Strategic Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013

Columbia Strategic Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR232_10_C01_(06/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 21, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2013